    As Filed with the Securities and Exchange Commission on April 18, 2012
                                                           File Nos. 333-121693
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 8

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 123

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
                            Senior Vice President,
                         General Counsel and Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                 ALLEN R. REED
                                Senior Attorney
                        Allstate Life Insurance Company
                               3100 Sanders Road
                                   Suite J5B
                             Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2012 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on __________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

AIM LIFETIME PLUS/SM/ II VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2012

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") issues the AIM Lifetime Plus/SM/ II Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

ALLSTATE LIFE IS NO LONGER OFFERING NEW CONTRACTS.


The Contract currently offers 16 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 13 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (SERIES I SHARES):



 INVESCO VAN KAMPEN V.I. EQUITY AND     INVESCO V.I. HIGH YIELD FUND -
   INCOME FUND - SERIES I                 SERIES I

 INVESCO VAN KAMPEN V.I. VALUE          INVESCO V.I. INTERNATIONAL GROWTH
   OPPORTUNITIES FUND - SERIES I          FUND - SERIES I

 INVESCO VAN KAMPEN V.I. MID CAP        INVESCO VAN KAMPEN V.I. AMERICAN
   GROWTH FUND - SERIES I                 FRANCHISE PORTFOLIO - SERIES I

 INVESCO V.I. CORE EQUITY FUND -        INVESCO V.I. MID CAP CORE EQUITY FUND
   SERIES I                               - SERIES I

 INVESCO V.I. DIVERSIFIED INCOME FUND   INVESCO V.I. MONEY MARKET FUND -
   - SERIES I                             SERIES I

 INVESCO V.I. GOVERNMENT SECURITIES     INVESCO V.I. TECHNOLOGY FUND -
   FUND - SERIES I                        SERIES I

                                        INVESCO V.I. UTILITIES FUND - SERIES I



WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2012, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 39 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------

IMPORTANT. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
 NOTICES   DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS OR ANY
           FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
           INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

           WE ARE NO LONGER OFFERING THE CONTRACTS FOR SALE.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                        PAGE
                   -----------------------------------------
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      The Contract at a Glance            4
                   -----------------------------------------
                      How the Contract Works              6
                   -----------------------------------------
                      Expense Table                       7
                   -----------------------------------------
                      Financial Information               9
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contract                        9
                   -----------------------------------------
                      Purchases                          10
                   -----------------------------------------
                      Contract Value                     11
                   -----------------------------------------
                      Investment Alternatives            12
                   -----------------------------------------
                        The Variable Sub-Accounts        12
                   -----------------------------------------
                        The Fixed Account Options        13
                   -----------------------------------------
                        Transfers                        15
                   -----------------------------------------
                      Expenses                           18
                   -----------------------------------------
                      Other Expenses                     20
                   -----------------------------------------
                      Access to Your Money               20
                   -----------------------------------------

                                                                   PAGE
        ---------------------------------------------------------------
           Income Payments                                          21
        ---------------------------------------------------------------
           Death Benefits                                           23
        ---------------------------------------------------------------
        OTHER INFORMATION
        ---------------------------------------------------------------
           More Information:                                        27
        ---------------------------------------------------------------
             Allstate Life                                          27
        ---------------------------------------------------------------
             The Variable Account                                   28
        ---------------------------------------------------------------
             The Funds                                              28
        ---------------------------------------------------------------
             The Contract                                           29
        ---------------------------------------------------------------
             Non-Qualified Annuities Held Within a Qualified
             Plan                                                   29
        ---------------------------------------------------------------
             Legal Matters                                          30
        ---------------------------------------------------------------
           Taxes                                                    30
        ---------------------------------------------------------------
           Annual Reports and Other Documents                       38
        ---------------------------------------------------------------
        STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS       39
        ---------------------------------------------------------------
        APPENDIX A - ACCUMULATION UNIT VALUES AND NUMBER OF
         ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
         SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED             40
        ---------------------------------------------------------------
        APPENDIX B - MARKET VALUE ADJUSTMENT                        52
        ---------------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------


This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

                                                                 PAGE
           ----------------------------------------------------------
           Accumulation Phase                                       6
           ----------------------------------------------------------
           Accumulation Unit                                        9
           ----------------------------------------------------------
           Accumulation Unit Value                                  9
           ----------------------------------------------------------
           Annuitant                                                9
           ----------------------------------------------------------
           Automatic Additions Program                             10
           ----------------------------------------------------------
           Automatic Fund Rebalancing Program                      17
           ----------------------------------------------------------
           Beneficiary                                              9
           ----------------------------------------------------------
           Cancellation Period                                      4
           ----------------------------------------------------------
           *Contract                                            1, 28
           ----------------------------------------------------------
           Contract Anniversary                                     5
           ----------------------------------------------------------
           Contract Owner ("You")                                   9
           ----------------------------------------------------------
           Contract Value                                       5, 11
           ----------------------------------------------------------
           Contract Year                                            5
           ----------------------------------------------------------
           Death Benefit Anniversary                               23
           ----------------------------------------------------------
           Dollar Cost Averaging Program                           17
           ----------------------------------------------------------
           Due Proof of Death                                      23
           ----------------------------------------------------------
           Enhanced Death Benefit Rider                            24
           ----------------------------------------------------------
           Enhanced Death and Income Benefit Combination Rider     24
           ----------------------------------------------------------
           Fixed Account Options                                   13
           ----------------------------------------------------------

                                                      PAGE
                      ------------------------------------
                      Free Withdrawal Amount            18
                      ------------------------------------
                      Funds                             28
                      ------------------------------------
                      Allstate Life ("We")           1, 27
                      ------------------------------------
                      Guarantee Periods                 13
                      ------------------------------------
                      Income Plan                       21
                      ------------------------------------
                      Investment Alternatives           12
                      ------------------------------------
                      Issue Date                         6
                      ------------------------------------
                      Market Value Adjustment           14
                      ------------------------------------
                      Payout Phase                       6
                      ------------------------------------
                      Payout Start Date              5, 21
                      ------------------------------------
                      Right to Cancel                   11
                      ------------------------------------
                      SEC                                1
                      ------------------------------------
                      Settlement Value                  23
                      ------------------------------------
                      Systematic Withdrawal Program     21
                      ------------------------------------
                      Tax Qualified Contract         5, 33
                      ------------------------------------
                      Treasury Rate                     14
                      ------------------------------------
                      Valuation Date                    11
                      ------------------------------------
                      Variable Account                  28
                      ------------------------------------
                      Variable Sub-Account              12
                      ------------------------------------

* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.

                               3     PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS        WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each payment must be at least $500 ($100 for automatic purchase payments to the variable investment options). You must maintain a minimum account size of $1,000.
---------------------------------------------------------------------------------------------------------
RIGHT TO CANCEL          You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("CANCELLATION PERIOD"). Upon cancellation we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                         Variable Account. The adjustment will reflect the deduction of mortality and expense risk charges and administrative expense charges.
---------------------------------------------------------------------------------------------------------
EXPENSES                 You will bear the following expenses:

                         Total Variable Account annual fees equal to 1.10% of average daily net assets
                         (1.30% if you select the ENHANCED DEATH BENEFIT RIDER; 1.50% if you select the
                         ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000); and 1.60% if you select the ENHANCED DEATH AND
                         INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)).

                         .   Annual contract maintenance charge of $35 (with certain exceptions)

                         .   Withdrawal Charges ranging from 0% to 7% of payment withdrawn (with certain exceptions)

                         .   Transfer fee of $10 after 12/th/ transfer in any CONTRACT YEAR (fee currently waived)

                         .   State premium tax (if your state imposes one)

                         In addition, each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
---------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  The Contract offers 16 investment alternatives including:

                         .   3 Fixed Account Options (which credit interest at rates we guarantee)

                         .   13 Variable Sub-Accounts investing in Funds offering professional money management by Invesco Advisers, Inc..

                         To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
---------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC FUND REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM
---------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                         .   life income with guaranteed payments

                         .   a joint and survivor life income with guaranteed payments

                         .   guaranteed payments for a specified period (5 to 30 years)
---------------------------------------------------------------------------------------------------------


                               4     PROSPECTUS

-----------------------------------------------------------------------------------------------
DEATH BENEFITS  If you or the Annuitant (if the Contract is owned by a non-living person) die before the PAYOUT START DATE, we will pay the death benefit described in the
                Contract. We also offer an Enhanced Death Benefit Rider and an Enhanced
                Death and Income Benefit Combination Rider.
-----------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract value
                ("CONTRACT VALUE") among the investment alternatives, with certain restrictions.

                We do not currently impose a fee upon transfers. However, we reserve the right to charge $10 per transfer after the 12/th/ transfer in each "Contract
                Year," which we measure from the date we issue your contract or a Contract anniversary ("CONTRACT ANNIVERSARY").
-----------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at anytime during the
                Accumulation Phase. Full or partial withdrawals are available under limited circumstances on or after the Payout Start Date.

                In general, you must withdraw at least $50 at a time ($1,000 for withdrawals made during the Payout Phase). Withdrawals in the Payout Phase are only available if the Payout Option is a Variable Income Payment using
                Guaranteed Payments for a Specified Period. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. In a
                Tax Qualified Contract, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and MARKET VALUE ADJUSTMENT also may apply.
-----------------------------------------------------------------------------------------------

                               5     PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------


The Contract basically works in two ways. First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 16 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.


Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 21. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any questions about how the Contract works.

                               6     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT FUND EXPENSES, PLEASE REFER TO THE ACCOMPANYING PROSPECTUS FOR THE FUNDS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn  0   1   2   3   4   5   6   7+
----------------------------------------------------------------------------------------------------------------
Applicable Charge                                                                7%  7%  6%  6%  5%  4%  3%   0%
----------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                       $35.00**
----------------------------------------------------------------------------------------------------------------
Transfer Fee                                                                            $10.00***
----------------------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

** We will waive this charge in certain cases. See "Expenses."

*** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Basic Contract

      Mortality and Expense Risk Charge                            1.00%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.10%
      -------------------------------------------------------------------

With Enhanced Death Benefit Rider

      Mortality and Expense Risk Charge                            1.20%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.30%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider*

      Mortality and Expense Risk Charge                            1.40%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.50%
      -------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider II**

      Mortality and Expense Risk Charge                            1.50%
      -------------------------------------------------------------------
      Administrative Expense Charge                                0.10%
      -------------------------------------------------------------------
      Total Variable Account Annual Expense                        1.60%
      -------------------------------------------------------------------

* For contracts issued before July 27, 2000.

** For contracts issued on or after July 27, 2000.

                               7     PROSPECTUS

FUND ANNUAL EXPENSES
(as a percentage of Fund average daily net assets)/(1)/

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.

                             ANNUAL FUND EXPENSES


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Fund Operating Expenses/(1)/ (expenses that
  are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other
  expenses)                                                     0.57%   1.46%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2011.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment, and

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and elected the Enhanced Death and Income Benefit Combination Rider II.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $905  $1,458  $2,035   $3,378
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $818  $1,198  $1,604   $2,530
---------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $310   $948   $1,610   $3,378
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $223   $688   $1,179   $2,530
---------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.50% (FOR CONTRACTS ISSUED ON OR AFTER JULY 27, 2000), AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10% AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. IF THE ENHANCED DEATH BENEFIT HAS NOT BEEN ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. THE ABOVE EXAMPLES ASSUME TOTAL ANNUAL FUND EXPENSES LISTED IN THE EXPENSE TABLE WILL CONTINUE THROUGHOUT THE PERIODS SHOWN.

                               8     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information.

The financial statements of Allstate Life and Allstate Financial Advisors Separate Account I also appear in the Statement of Additional Information. For a free copy of the Statement of Additional Information, please write or call us at 1-800- 457-7617.


THE CONTRACT
--------------------------------------------------------------------------------

CONTRACT OWNER
The AIM Lifetime Plus/SM/ II Variable Annuity is a contract between you (the Contract Owner) and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your Purchase Payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or Annuitant dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under certain retirement plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract. The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a living person, you may change the Annuitant prior to the Payout Start Date. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

..   the youngest Contract Owner if living, otherwise

..   the youngest Beneficiary.

BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one or more contingent Beneficiaries who will receive any death

                               9     PROSPECTUS
benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial Purchase Payment must be at least $5,000 ($2,000 for a Tax Qualified Contract). All subsequent Purchase Payments must be $500 or more. The maximum Purchase Payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum Purchase Payment and to change the maximum Purchase Payment. You may make Purchase Payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state's age of majority and 90. If the Owner is a non-living person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.

AUTOMATIC ADDITIONS PROGRAM
You may make additional Purchase Payments of at least $100 ($500 for allocation to the Fixed Account Options) by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your Purchase Payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the Investment Alternatives.

We will allocate your Purchase Payments to the Investment Alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent Purchase Payments according to the allocation for the previous Purchase Payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial Purchase Payment that accompanies your completed application to your Contract

                               10     PROSPECTUS
within 2 business days after we receive the payment at our service center. (Mailing address: P.O. Box 758566, Topeka, KS 66675-8566). If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial Purchase Payment to your Contract within that 5 business day period. If you do not, we will return your Purchase Payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent Purchase Payments to the Contract at the close of the business day on which we receive the Purchase Payment at our service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your Purchase Payment after 3 p.m. Central Time on any Valuation Date, we will credit your Purchase Payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your Purchase Payments allocated to the Fixed Account. We also will return your Purchase Payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is an IRA qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial Purchase Payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the Purchase Payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 Purchase Payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Fund in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described on pages 24 and 25.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

                               11     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------



You may allocate your purchase payments to up to 13 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.


For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Account to which you allocate your Purchase payment. You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617. Invesco Advisers, Inc. serves as the investment advisor to each Fund.



SERIES I SHARES:                         EACH FUND SEEKS                                   INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Equity and       Capital appreciation and current income
 Income Fund - Series I
-------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Value            Long-term growth of capital
 Opportunities Fund - Series I
 (formerly, Invesco V.I. Basic Value
 Fund - Series I)/(1)/
-------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Growth   Long-term growth of capital
 Portfolio - Series I (formerly,
 Invesco V.I. Capital Development Fund
 - Series I)/(1)/
-------------------------------------------------------------------------------------------INVESCO ADVISERS, INC.*
Invesco V.I. Core Equity Fund - Series I Growth of capital
-------------------------------------------------------------------------------------------
Invesco V.I. Diversified Income Fund -   To achieve a high level of current income
 Series I
-------------------------------------------------------------------------------------------
Invesco V.I. Government Securities Fund  High level of current income consistent with
 - Series I                               reasonable concern for safety of principal
-------------------------------------------------------------------------------------------
Invesco V.I. High Yield Fund - Series I  High level of current income
-------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund   Long-term growth of capital
 - Series I
-------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American         Capital appreciation
 Franchise Fund - Series I (formerly,
 Invesco Van Kampen V.I. Capital Growth
 Fund - Series I)/(1)/
-------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series I
-------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund -         Provide as high a level of current income as is
 Series I                                 consistent with the preservation of capital and
                                          liquidity
-------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I  Capital growth
-------------------------------------------------------------------------------------------
Invesco V.I. Utilities Fund - Series I   Capital growth and income
-------------------------------------------------------------------------------------------





(1)Effective on or after April 30, 2012, the following Portfolios changed their names:



 PREVIOUS NAME                          NEW NAME
 -----------------------------------------------------------------------------
 Invesco V.I. Basic Value - Series I    Invesco Van Kampen V.I. Value
                                        Opportunities - Series I
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
 Growth - Series I                      Franchise - Series I
 -----------------------------------------------------------------------------
 Invesco V.I. Capital Development -     Invesco Van Kampen V.I. Mid Cap
 Series I                               Growth - Series I
 -----------------------------------------------------------------------------



  Effective August 19, 2011, the Invesco Van Kampen V.I. Value Opportunities - Series I Sub-Account (formerly, Invesco V.I. Basic Value - Series I Sub-Account) closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

  Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series I (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series I) acquired the Invesco V.I. Capital Appreciation Fund - Series I.

  Effective as of April 30, 2012, the Invesco Van Kampen V.I. Mid Cap Growth Fund - Series I acquired the Invesco V.I. Capital Development Fund - Series I.


* The investment objective(s) of each Sub-Account may be changed by the Fund's Board of Directors without shareholder approval.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

                               12     PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING OPTIONS
You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar
Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other Investment Alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.

GUARANTEE PERIODS
Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment, if available. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.

The Guarantee Periods may not be available in your state.

INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Allstate Life at 1-800-457-7617. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

                         Purchase Payment      $ 10,000
                         Guarantee Period       5 years
                         Annual Interest Rate     4.50%

                               13     PROSPECTUS

                                                         END OF CONTRACT YEAR
                                          YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5
----------------------------------------------------------------------------------------------
Beginning Contract Value                $10,000.00
  X (1 + Annual Interest Rate)            X  1.045
                                        ----------
                                        $10,450.00
Contract Value at end of Contract Year             $10,450.00
  X (1 + Annual Interest Rate)                       X  1.045
                                                   ----------
                                                   $10,920.25
Contract Value at end of Contract Year                        $10,920.25
  X (1 + Annual Interest Rate)                                  X  1.045
                                                              ----------
                                                              $11,411.66
Contract Value at end of Contract Year                                   $11,411.66
  X (1 + Annual Interest Rate)                                             X  1.045
                                                                         ----------
                                                                         $11,925.19
Contract Value at end of Contract Year                                              $11,925.19
  X (1 + Annual Interest Rate)                                                        X  1.045
                                                                                    ----------
                                                                                    $12,461.82

TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay income taxes, premium taxes, and be subject to withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment may apply in the calculation of the Settlement Value described below in the "Death Benefit Amount" section below. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

..   within the Free Withdrawal Amount as described on page 18,

..   when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

..   to satisfy IRS minimum distribution rule for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15.

                               14     PROSPECTUS

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, income tax, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privileges, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying

                               15     PROSPECTUS
information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable

                               16     PROSPECTUS

Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund's prospectus for more complete information regarding the fees and charges associated with each Fund.

DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

1) You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2) You may dollar cost average out of any Variable Sub-Account into any other Variable Sub-Account(s).

3) You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-Account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:


   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Invesco V.I. Diversified Income Variable Sub-Account and 60% to be in the Invesco Van Kampen V.I. American Franchise Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Invesco V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Invesco V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the Invesco Van Kampen V.I. American Franchise Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.


The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------


As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

..   total purchase payments equal $50,000 or more, or

..   all money is allocated to the Fixed Account Options, as of the Contract
    Anniversary.

After the Payout Start Date, we will waive this charge if:

..   as of the Payout Start Date, the Contract Value is $50,000 or more, or

..   all income payments are fixed amount income payments.

If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000)). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a Withdrawal Charge of up to 7% of the Purchase Payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the Purchase Payment being withdrawn. A schedule showing how the charge declines appears on page 7, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest Purchase Payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

If you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower.

                               18     PROSPECTUS

We do not apply a Withdrawal Charge in the following situations:

..   on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract Owner or Annuitant (unless the settlement value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you, or the Annuitant if the Contract is owned by a non-living person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant if the Contract Owner is not a living person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2.  you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the Withdrawal Charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1.  you or the Annuitant become unemployed at least one year after the Issue
Date;

2. you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

3. you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract Owner is not a living person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our Withdrawal Charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

                               19     PROSPECTUS

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.


OTHER EXPENSES
--------------------------------------------------------------------------------

Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 7-9.

We receive compensation from Invesco Advisers, Inc., for administrative services we provide to the Funds. We collect this compensation under an agreement between us and Invesco Advisers, Inc., and is calculated based on percentages of the average assets allocated to each Fund.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the Investment Alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Investment Alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.   An emergency exists as defined by the SEC; or

3.   The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

                               20     PROSPECTUS

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.

INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.

                               21     PROSPECTUS

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2) deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment

                               22     PROSPECTUS
   table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------


We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract Owner dies or,

2. the Annuitant dies, if the Contract is owned by a company or other non-living Owner.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution on death must include "DUE PROOF OF DEATH." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate; or

..   a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

..   any other proof acceptable to us.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment alternatives are subject to investment risk.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3) the sum of all Purchase Payments reduced by a withdrawal adjustment, as defined below, or

4) the greatest of the Contract Values on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by Purchase Payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes.

A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal; and

   (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

                               23     PROSPECTUS

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.

ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Contract Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or
(5) the enhanced death benefit.

If the Contract Owner is a living individual, the enhanced death benefit applies only for the death of the Contract Owner. If the Contract Owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.

ENHANCED DEATH BENEFIT A. The Enhanced Death Benefit A on the Issue Date is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Enhanced Death Benefit A dollar-for-dollar.

Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount."

In the absence of any withdrawals or Purchase Payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or, if the Contract owner is not a living person, the oldest Annuitant's, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for Purchase Payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total Purchase Payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each Purchase Payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

..   we determine the death benefit, or

..   the first day of the month following the oldest Contract Owner's or, if the
    Contract Owner is not a living person, the Annuitant's, 85th birthday.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled "Enhanced Death and Income Benefit Combination Rider II")

If the oldest Contract Owner, or Annuitant if the Owner is a non-living person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary, and

..   is prior to the Annuitant's age 90.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income

                               24     PROSPECTUS
benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)

If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a Purchase Payment or withdrawal is made:

..   For Purchase Payments, Income Base A is equal to the most recently calculated Income Base plus the Purchase Payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or Purchase Payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for Purchase Payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Contract Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for Purchase Payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent Purchase Payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. After this date, Income Base B will be recalculated only for Purchase Payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

Please consult with your sales representative for information.

The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract Owner elects a Payout Start Date that:

..   is on or after the tenth Contract Anniversary,

..   is during the 30-day period following the Contract Anniversary.

..   is prior to the Annuitant's 90th birthday.

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

IF YOU EXPECT TO APPLY YOUR CONTRACT VALUE TO VARIABLE INCOME PAYMENT OPTIONS OR TO CURRENT ANNUITY PAYMENT RATES THEN IN EFFECT, ELECTING THE ENHANCED INCOME BENEFIT MAY NOT BE APPROPRIATE.

                               25     PROSPECTUS

No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

..   10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

..   5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Neither of the Enhanced Death and Income Benefit Combination Rider's benefits are available under a Contract that is continued by a surviving spouse.

After the death of the Contract Owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.

We may discontinue offering these options at any time.

If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any Purchase Payments or the Contract Value.

DEATH BENEFIT PAYMENTS

IF THE NEW OWNER IS YOUR SPOUSE, THE NEW OWNER MAY:

1.  elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   The life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

..   On the date the Contract is continued, the Contract Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   .   transfer all or a portion of the excess among the Variable Sub-Accounts;

   . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

IF THE NEW OWNER IS NOT YOUR SPOUSE BUT IS A LIVING PERSON, THE NEW OWNER MAY:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

..   the life of the new Owner; or

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

..   over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a

                               26     PROSPECTUS
completed request for settlement of the death benefit after 3 p.m. Central
Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the new Owner dies prior to receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

IF THE NEW OWNER IS A CORPORATION, TRUST, OR OTHER NON-LIVING PERSON:

   (a) The new Owner may elect to receive the death benefit in a lump sum; or

   (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-living person, all new Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

   (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or

   (b) If the new Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

MORE INFORMATION
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ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2005, Glenbrook Life and Annuity Company ("Glenbrook") issued the Contract. Effective January 1, 2005, Glenbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Glenbrook all of Glenbrook's assets and became directly liable for Glenbrook's liabilities and obligations with respect to all contracts issued by Glenbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate

                               27     PROSPECTUS

Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through the Glenbrook Life and Annuity Company Separate Account A. Effective January 1, 2005, Glenbrook Life Multi-Manager Variable Account and Glenbrook Life and Annuity Company Separate Account A combined with Allstate Financial Advisors Separate Account I and consolidated duplicative Variable Sub-Accounts that invest in the same Funds (the "Consolidation"). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts, or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds . We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate

                               28     PROSPECTUS
accounts to invest in the same Fund. The board of trustees of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

DISTRIBUTION. ALFS, Inc ("ALFS") merged into Allstate Distributors, LLC ("ADLLC"), effective September 1, 2011. ALFS assigned its rights and delegated its duties as principal underwriter to ADLLC. This change had no effect on Lincoln Benefit Life Company's obligations to you under your Contract.

ADLLC, located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life.


ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the Financial Industry Regulatory Authority (FINRA).

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).

Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Allstate Life does not pay ADLLC a commission for distribution of the Contracts. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for any liability to Contract owners arising out of services rendered or Contracts issued.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6/th/ Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2011, consisted of the following:
Keane BPO, LLC. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5/th/ Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44/th/ Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5/th/ Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different

                               29     PROSPECTUS
or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

TAXES
--------------------------------------------------------------------------------


THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE.   There are several exceptions to the
general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


                               30     PROSPECTUS

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION. Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining

                               31     PROSPECTUS
   portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract, and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples, domestic partners or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil union couples, domestic partners or marriage spouses of the same sex. Therefore, we cannot permit a same-sex civil union partner, domestic partner or spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first same-sex civil union partner, domestic partner or spouse. Civil union couples, domestic partners and spouses of the same sex should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries

                               32     PROSPECTUS
over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. For exchanges occurring between June 30, 2008 and October 23, 2011, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner is at least 591/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

                               33     PROSPECTUS

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

                               34     PROSPECTUS

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

                               35     PROSPECTUS

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011. As of 2012, this provision expired and has not been extended. It is possible Congress will extend this provision retroactively to include some or all of 2012.


For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

                               36     PROSPECTUS

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

                               37     PROSPECTUS

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------



Allstate Life's annual report on Form 10-K for the year ended December 31, 2011, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number CIK
No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758567, Topeka, KS 66675-8565 (telephone:
1-800-457-7617).

                               38     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

      ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
      -------------------------------------------------------------------
      THE CONTRACT
      -------------------------------------------------------------------
         Purchase of Contracts
      -------------------------------------------------------------------
         Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
      -------------------------------------------------------------------
      CALCULATION OF ACCUMULATION UNIT VALUES
      -------------------------------------------------------------------
      NET INVESTMENT FACTOR
      -------------------------------------------------------------------
      CALCULATION OF VARIABLE INCOME PAYMENTS
      -------------------------------------------------------------------
      CALCULATION OF ANNUITY UNIT VALUES
      -------------------------------------------------------------------

              GENERAL MATTERS
              ---------------------------------------------------
                 Incontestability
              ---------------------------------------------------
                 Settlements
              ---------------------------------------------------
                 Safekeeping of the Variable Account's Assets
              ---------------------------------------------------
                 Premium Taxes
              ---------------------------------------------------
                 Tax Reserves
              ---------------------------------------------------
              EXPERTS
              ---------------------------------------------------
              FINANCIAL STATEMENTS
              ---------------------------------------------------
              APPENDIX A - ACCUMULATION UNIT VALUES
              ---------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               39     PROSPECTUS

APPENDIX A ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the Invesco V.I. Basic Value Fund--Series I and Invesco V.I. Mid Cap Core Equity Fund--Series I, which commenced operations on October 1, 2001, and the Invesco V.I. Technology Fund--Series I and the Invesco V.I. Utilities Fund--Series I, which were first offered on October 15, 2004 and the Invesco V.I. Large Cap Growth Fund--Series I, which was first offered on June 12, 2006.


The names of the following Sub-Accounts changed since December 31, 2011. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2011:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2011 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2012
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
 Growth Fund - Series I                 Franchise Fund - Series I
 Invesco V.I. Capital Development Fund  Invesco Van Kampen V.I. Mid Cap
 - Series I                             Growth Fund - Series I
 Invesco V.I. Basic Value Fund -        Invesco Van Kampen V.I. Value
 Series I                               Opportunities Fund - Series I
 -----------------------------------------------------------------------------



* Effective as of April 30, 2012, the Invesco Van Kampen V.I. American Franchise Fund - Series II (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series II) acquired the Invesco V.I. Capital Appreciation Fund - Series II.



               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0



                                                             Number of
                                  Accumulation Accumulation    Units
                        For The    Unit Value   Unit Value  Outstanding
                      Year Ending at Beginning    at End      at End
        Sub-Accounts  December 31  of Period    of Period    of Period
        ---------------------------------------------------------------
        INVESCO V.I. BASIC BALANCED FUND--SERIES I
                         2002       $11.067       $9.074     1,574,876
                         2003        $9.074      $10.443     1,397,078
                         2004       $10.443      $11.106     1,284,761
                         2005       $11.106      $11.565     1,072,218
                         2006       $11.565      $12.646       882,310
                         2007       $12.646      $12.783       642,359
                         2008       $12.783       $7.798       419,104
                         2009        $7.798      $10.323       337,202
                         2010       $10.323      $11.033       234,270
                         2011       $11.033      $11.728             0
        ---------------------------------------------------------------
        INVESCO V.I. BASIC VALUE FUND--SERIES I
                         2002       $11.210       $8.632       307,935
                         2003        $8.632      $11.408       392,258
                         2004       $11.408      $12.532       519,801
                         2005       $12.532      $13.107       456,851
                         2006       $13.107      $14.675       385,756
                         2007       $14.675      $14.738       271,318
                         2008       $14.738       $7.030       177,453
                         2009        $7.030      $10.291       120,929
                         2010       $10.291      $10.927        92,822
                         2011       $10.927      $10.478        75,835


                               40     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0


                                                             Number of
                                  Accumulation Accumulation    Units
                        For The    Unit Value   Unit Value  Outstanding
                      Year Ending at Beginning    at End      at End
        Sub-Accounts  December 31  of Period    of Period    of Period
        ---------------------------------------------------------------
        INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                         2002       $10.556       $7.897     1,572,649
                         2003        $7.897      $10.117     1,380,870
                         2004       $10.117      $10.669     1,241,884
                         2005       $10.669      $11.485     1,084,264
                         2006       $11.485      $12.075     2,395,599
                         2007       $12.075      $13.377     1,648,376
                         2008       $13.377       $7.609     1,205,363
                         2009        $7.609       $9.112       979,716
                         2010        $9.112      $10.408       725,970
                         2011       $10.408       $9.480       611,641
        ---------------------------------------------------------------
        INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                         2002       $12.435       $9.672       380,059
                         2003        $9.672      $12.949       351,237
                         2004       $12.949      $14.793       358,244
                         2005       $14.793      $16.037       351,705
                         2006       $16.037      $18.482       239,739
                         2007       $18.482      $20.261       170,673
                         2008       $20.261      $10.615       109,986
                         2009       $10.615      $14.948        83,857
                         2010       $14.948      $17.561        69,147
                         2011       $17.561      $16.126        55,455
        ---------------------------------------------------------------
        INVESCO V.I. CORE EQUITY FUND--SERIES I
                         2002       $10.007       $8.355     2,525,150
                         2003        $8.355      $10.281     2,240,797
                         2004       $10.281      $11.081     1,988,707
                         2005       $11.081      $11.542     1,704,027
                         2006       $11.542      $13.323     2,636,111
                         2007       $13.323      $14.246     1,783,042
                         2008       $14.246       $9.843     1,246,840
                         2009        $9.843      $12.490     1,040,842
                         2010       $12.490      $13.534       774,244
                         2011       $13.534      $13.378       636,953
        ---------------------------------------------------------------
        INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                         2002        $9.772       $9.888       578,362
                         2003        $9.888      $10.683       562,274
                         2004       $10.683      $11.098       555,636
                         2005       $11.098      $11.295       482,427
                         2006       $11.295      $11.673       356,109
                         2007       $11.673      $11.744       249,578
                         2008       $11.744       $9.788       117,899
                         2009        $9.788      $10.753       107,717
                         2010       $10.753      $11.704        87,964
                         2011       $11.704      $12.389        74,693


                               41     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0


                                                             Number of
                                  Accumulation Accumulation    Units
                        For The    Unit Value   Unit Value  Outstanding
                      Year Ending at Beginning    at End      at End
        Sub-Accounts  December 31  of Period    of Period    of Period
        ---------------------------------------------------------------
        INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                         2002       $11.650      $12.628     1,307,844
                         2003       $12.628      $12.623       964,941
                         2004       $12.623      $12.805       845,252
                         2005       $12.805      $12.876       602,889
                         2006       $12.876      $13.188       448,274
                         2007       $13.188      $13.869       355,471
                         2008       $13.869      $15.406       235,349
                         2009       $15.406      $15.236       162,638
                         2010       $15.236      $15.883       108,452
                         2011       $15.883      $16.952        81,668
        ---------------------------------------------------------------
        INVESCO V.I. HIGH YIELD FUND--SERIES I
                         2002        $7.487       $6.972       546,204
                         2003        $6.972       $8.830       592,881
                         2004        $8.830       $9.716       499,973
                         2005        $9.716       $9.871       411,984
                         2006        $9.871      $10.811       304,403
                         2007       $10.811      $10.825       213,717
                         2008       $10.825       $7.956       153,141
                         2009        $7.956      $12.023       130,914
                         2010       $12.023      $13.505        86,926
                         2011       $13.505      $13.486        59,103
        ---------------------------------------------------------------
        INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                         2002       $11.980       $6.811       774,028
                         2003        $6.811       $8.695       681,112
                         2004        $8.695      $10.664       683,565
                         2005       $10.664      $12.439       729,280
                         2006       $12.439      $15.777       708,276
                         2007       $15.777      $17.900       461,067
                         2008       $17.900      $10.555       327,818
                         2009       $10.555      $14.119       234,493
                         2010       $14.119      $15.761       173,806
                         2011       $15.761      $14.538       144,978
        ---------------------------------------------------------------
        INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                         2006       $10.000      $11.106       385,691
                         2007       $11.106      $12.702       305,945
                         2008       $12.702       $7.753       194,973
                         2009        $7.753       $9.661       160,457
                         2010        $9.661      $11.204       109,491
                         2011       $11.204      $12.169             0


                               42     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                           MORTALITY & EXPENSE = 1.0


                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                         For The    Unit Value   Unit Value  Outstanding
                                                       Year Ending at Beginning    at End      at End
Sub-Accounts                                           December 31  of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                          2002       $11.367       $9.994       172,842
                                                          2003        $9.994      $12.585       229,298
                                                          2004       $12.585      $14.167       292,391
                                                          2005       $14.167      $15.080       288,902
                                                          2006       $15.080      $16.592       219,087
                                                          2007       $16.592      $17.976       141,038
                                                          2008       $17.976      $12.709        83,473
                                                          2009       $12.709      $16.368        68,285
                                                          2010       $16.368      $18.473        49,519
                                                          2011       $18.473      $17.106        38,009
--------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                                          2002       $11.355      $11.364     1,163,652
                                                          2003       $11.364      $11.305       741,684
                                                          2004       $11.305      $11.258       542,161
                                                          2005       $11.258      $11.416       401,143
                                                          2006       $11.416      $11.774       417,780
                                                          2007       $11.774      $12.173       408,636
                                                          2008       $12.173      $12.286       338,250
                                                          2009       $12.286      $12.165       269,926
                                                          2010       $12.165      $12.053       234,888
                                                          2011       $12.053      $11.927       175,652
--------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                          2004       $10.000      $11.117       173,906
                                                          2005       $11.117      $11.235       150,751
                                                          2006       $11.235      $12.277       128,758
                                                          2007       $12.277      $13.077        80,917
                                                          2008       $13.077       $7.178        51,185
                                                          2009        $7.178      $11.174        41,211
                                                          2010       $11.174      $13.407        31,743
                                                          2011       $13.407      $12.590        27,162
--------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                          2004       $10.000      $12.259       189,209
                                                          2005       $12.259      $14.167       190,493
                                                          2006       $14.167      $17.580       146,298
                                                          2007       $17.580      $20.976        92,963
                                                          2008       $20.976      $14.034        65,898
                                                          2009       $14.034      $15.952        53,281
                                                          2010       $15.952      $16.772        42,793
                                                          2011       $16.772      $19.317        28,098
--------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                                                          2011       $10.000      $10.423        80,542
--------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                          2011       $10.000      $10.718       160,618



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%.


                               43     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4




                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO V.I. BASIC BALANCED FUND--SERIES I
                          2002       $10.909       $8.909       850,588
                          2003        $8.909      $10.213       808,466
                          2004       $10.213      $10.817       810,346
                          2005       $10.817      $11.220       673,654
                          2006       $11.220      $12.220       498,575
                          2007       $12.220      $12.302       399,753
                          2008       $12.302       $7.475       364,067
                          2009        $7.475       $9.855       260,773
                          2010        $9.855      $10.492       209,959
                          2011       $10.492      $11.138             0
        ----------------------------------------------------------------
        INVESCO V.I. BASIC VALUE FUND--SERIES I
                          2002       $11.198       $8.589       238,757
                          2003        $8.589      $11.306       290,207
                          2004       $11.306      $12.370       369,715
                          2005       $12.370      $12.886       376,235
                          2006       $12.886      $14.371       349,928
                          2007       $14.371      $14.374       277,562
                          2008       $14.374       $6.829       235,907
                          2009        $6.829       $9.957       170,060
                          2010        $9.957      $10.530       118,098
                          2011       $10.530      $10.057        99,167
        ----------------------------------------------------------------
        INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                          2002       $10.405       $7.754       898,571
                          2003        $7.754       $9.893       862,957
                          2004        $9.893      $10.392       793,187
                          2005       $10.392      $11.142       703,768
                          2006       $11.142      $11.668     1,730,792
                          2007       $11.668      $12.874     1,436,819
                          2008       $12.874       $7.293     1,210,839
                          2009        $7.293       $8.699       939,352
                          2010        $8.699       $9.897       707,921
                          2011        $9.897       $8.979       608,054
        ----------------------------------------------------------------
        INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                          2002       $13.539       $9.497       252,444
                          2003        $9.497      $12.663       242,117
                          2004       $12.663      $14.408       253,641
                          2005       $14.408      $15.558       255,869
                          2006       $15.558      $17.859       220,177
                          2007       $17.859      $19.499       170,744
                          2008       $19.499      $10.175       156,807
                          2009       $10.175      $14.271       105,585
                          2010       $14.271      $16.699        91,423
                          2011       $16.699      $15.273        82,457


                               44     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO V.I. CORE EQUITY FUND--SERIES I
                          2002        $9.864       $8.203     1,587,376
                          2003        $8.203      $10.054     1,471,099
                          2004       $10.054      $10.793     1,311,302
                          2005       $10.793      $11.198     1,179,994
                          2006       $11.198      $12.874     2,072,171
                          2007       $12.874      $13.710     1,710,892
                          2008       $13.710       $9.435     1,466,301
                          2009        $9.435      $11.925     1,159,539
                          2010       $11.925      $12.870       884,198
                          2011       $12.870      $12.671       775,817
        ----------------------------------------------------------------
        INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                          2002        $9.633       $9.708       242,789
                          2003        $9.708      $10.447       264,387
                          2004       $10.447      $10.810       240,610
                          2005       $10.810      $10.958       263,336
                          2006       $10.958      $11.279       240,601
                          2007       $11.279      $11.302       231,003
                          2008       $11.302       $9.382       193,554
                          2009        $9.382      $10.267       166,253
                          2010       $10.267      $11.130       117,914
                          2011       $11.130      $11.735       130,627
        ----------------------------------------------------------------
        INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                          2002       $11.484      $12.399       612,080
                          2003       $12.399      $12.345       395,131
                          2004       $12.345      $12.473       306,873
                          2005       $12.473      $12.491       282,669
                          2006       $12.491      $12.743       215,434
                          2007       $12.743      $13.348       195,175
                          2008       $13.348      $14.768       194,032
                          2009       $14.768      $14.546       153,129
                          2010       $14.546      $15.104       106,174
                          2011       $15.104      $16.056        97,270
        ----------------------------------------------------------------
        INVESCO V.I. HIGH YIELD FUND--SERIES I
                          2002        $7.380       $6.846       237,879
                          2003        $6.846       $8.635       298,143
                          2004        $8.635       $9.463       235,453
                          2005        $9.463       $9.576       190,590
                          2006        $9.576      $10.447       139,194
                          2007       $10.447      $10.418       114,677
                          2008       $10.418       $7.626        96,571
                          2009        $7.626      $11.478        80,005
                          2010       $11.478      $12.842        63,993
                          2011       $12.842      $12.773        55,464


                               45     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                          2002        $8.051       $6.688      513,715
                          2003        $6.688       $8.503      514,481
                          2004        $8.503      $10.387      494,074
                          2005       $10.387      $12.067      568,943
                          2006       $12.067      $15.245      555,339
                          2007       $15.245      $17.227      455,810
                          2008       $17.227      $10.118      386,904
                          2009       $10.118      $13.480      306,544
                          2010       $13.480      $14.987      250,558
                          2011       $14.987      $13.769      204,869
        ----------------------------------------------------------------
        INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                          2006       $10.000      $11.081      165,273
                          2007       $11.081      $12.623      139,664
                          2008       $12.623       $7.674      111,266
                          2009        $7.674       $9.524      100,613
                          2010        $9.524      $11.002       80,890
                          2011       $11.002      $11.933            0
        ----------------------------------------------------------------
        INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                          2002       $11.355       $9.944      149,049
                          2003        $9.944      $12.472      194,957
                          2004       $12.472      $13.984      276,329
                          2005       $13.984      $14.826      280,970
                          2006       $14.826      $16.248      262,112
                          2007       $16.248      $17.533      197,833
                          2008       $17.533      $12.346      165,965
                          2009       $12.346      $15.836      119,257
                          2010       $15.836      $17.802       99,457
                          2011       $17.802      $16.419       81,550
        ----------------------------------------------------------------
        INVESCO V.I. MONEY MARKET FUND--SERIES I
                          2002       $11.193      $11.158      442,758
                          2003       $11.158      $11.055      325,682
                          2004       $11.055      $10.966      220,394
                          2005       $10.966      $11.075      177,600
                          2006       $11.075      $11.377      234,745
                          2007       $11.377      $11.715      140,819
                          2008       $11.715      $11.777      267,223
                          2009       $11.777      $11.614      211,099
                          2010       $11.614      $11.461      181,261
                          2011       $11.461      $11.297      142,411


                               46     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

    BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER
           (AVAILABLE WITH CONTRACTS PURCHASED BEFORE JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.4


                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                           2004       $10.000      $11.087       99,713
                                                           2005       $11.087      $11.160       92,930
                                                           2006       $11.160      $12.146       87,504
                                                           2007       $12.146      $12.886       74,922
                                                           2008       $12.886       $7.045       76,321
                                                           2009        $7.045      $10.923       69,059
                                                           2010       $10.923      $13.053       55,809
                                                           2011       $13.053      $12.209       45,681
---------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                           2004       $10.000      $12.226      107,780
                                                           2005       $12.226      $14.072      131,478
                                                           2006       $14.072      $17.393      121,958
                                                           2007       $17.393      $20.670      103,445
                                                           2008       $20.670      $13.774       97,124
                                                           2009       $13.774      $15.594       81,145
                                                           2010       $15.594      $16.330       65,214
                                                           2011       $16.330      $18.733       62,374
---------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                                                           2011       $10.000      $10.193       64,802
---------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                           2011       $10.000      $10.152      184,412



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.


                               47     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        AIM V.I. DEMOGRAPHIC TRENDS--SERIES I
                          2003        $3.524       $4.767      185,086
                          2004        $4.767       $5.078      175,774
                          2005        $5.078       $5.308      144,730
        ----------------------------------------------------------------
        INVESCO V.I. BASIC BALANCED FUND--SERIES I
                          2002       $10.894       $8.888      545,469
                          2003        $8.888      $10.178      496,420
                          2004       $10.178      $10.770      442,118
                          2005       $10.770      $11.160      424,593
                          2006       $11.160      $12.142      382,834
                          2007       $12.142      $12.211      307,472
                          2008       $12.211       $7.412      214,660
                          2009        $7.412       $9.763      192,840
                          2010        $9.763      $10.383      189,610
                          2011       $10.383      $11.019            0
        ----------------------------------------------------------------
        INVESCO V.I. BASIC VALUE FUND--SERIES I
                          2002       $11.196       $8.578      191,075
                          2003        $8.578      $11.280      238,751
                          2004       $11.280      $12.330      238,240
                          2005       $12.330      $12.831      254,469
                          2006       $12.831      $14.296      234,826
                          2007       $14.296      $14.285      213,774
                          2008       $14.285       $6.780      135,804
                          2009        $6.780       $9.875       91,192
                          2010        $9.875      $10.433       83,844
                          2011       $10.433       $9.955       90,281
        ----------------------------------------------------------------
        INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                          2002       $10.391       $7.735      336,184
                          2003        $7.735       $9.860      321,586
                          2004        $9.860      $10.346      316,063
                          2005       $10.346      $11.082      293,856
                          2006       $11.082      $11.594      669,380
                          2007       $11.594      $12.779      539,761
                          2008       $12.779       $7.232      353,594
                          2009        $7.232       $8.618      314,616
                          2010        $8.618       $9.794      268,635
                          2011        $9.794       $8.877      233,262


                               48     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                          2002       $12.241       $9.474       70,690
                          2003        $9.474      $12.620       70,110
                          2004       $12.620      $14.345       73,430
                          2005       $14.345      $15.474       76,828
                          2006       $15.474      $17.745       77,294
                          2007       $17.745      $19.356       73,178
                          2008       $19.356      $10.090       45,866
                          2009       $10.090      $14.138       39,911
                          2010       $14.138      $16.526       29,286
                          2011       $16.526      $15.100       28,388
        ----------------------------------------------------------------
        INVESCO V.I. CORE EQUITY FUND--SERIES I
                          2002        $9.850       $8.183      521,657
                          2003        $8.183      $10.020      460,499
                          2004       $10.020      $10.746      436,060
                          2005       $10.746      $11.137      386,265
                          2006       $11.137      $12.792      636,605
                          2007       $12.792      $13.609      552,522
                          2008       $13.609       $9.356      353,103
                          2009        $9.356      $11.813      305,370
                          2010       $11.813      $12.737      260,106
                          2011       $12.737      $12.527      234,718
        ----------------------------------------------------------------
        INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                          2002        $9.620       $9.685      126,243
                          2003        $9.685      $10.412      117,914
                          2004       $10.412      $10.763      105,612
                          2005       $10.763      $10.899      104,295
                          2006       $10.899      $11.207       86,956
                          2007       $11.207      $11.219       83,912
                          2008       $11.219       $9.304       53,838
                          2009        $9.304      $10.171       51,685
                          2010       $10.171      $11.015       51,626
                          2011       $11.015      $11.602       62,613
        ----------------------------------------------------------------
        INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                          2002       $11.468      $12.369      316,400
                          2003       $12.369      $12.303      258,222
                          2004       $12.303      $12.418      219,643
                          2005       $12.418      $12.424      198,890
                          2006       $12.424      $12.662      168,011
                          2007       $12.662      $13.250      140,146
                          2008       $13.250      $14.644      221,935
                          2009       $14.644      $14.410       77,038
                          2010       $14.410      $14.948       59,334
                          2011       $14.948      $15.874       52,462


                               49     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5


                                                              Number of
                                   Accumulation Accumulation    Units
                      For the Year  Unit Value   Unit Value  Outstanding
                         Ending    at Beginning    at End      at End
        Sub-Accounts  December 31   of Period    of Period    of Period
        ----------------------------------------------------------------
        INVESCO V.I. HIGH YIELD FUND--SERIES I
                          2002        $7.370       $6.829      147,899
                          2003        $6.829       $8.606      155,233
                          2004        $8.606       $9.422      133,215
                          2005        $9.422       $9.524      108,796
                          2006        $9.524      $10.380       83,373
                          2007       $10.380      $10.342       67,932
                          2008       $10.342       $7.562       43,026
                          2009        $7.562      $11.371       42,742
                          2010       $11.371      $12.710       32,400
                          2011       $12.710      $12.629       25,228
        ----------------------------------------------------------------
        INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                          2002        $8.040       $6.672      119,575
                          2003        $6.672       $8.474      129,179
                          2004        $8.474      $10.341      155,299
                          2005       $10.341      $12.003      172,420
                          2006       $12.003      $15.148      181,290
                          2007       $15.148      $17.100      180,308
                          2008       $17.100      $10.033       97,042
                          2009       $10.033      $13.353       86,531
                          2010       $13.353      $14.832       76,256
                          2011       $14.832      $13.613       77,338
        ----------------------------------------------------------------
        INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                          2006       $10.000      $11.075      259,226
                          2007       $11.075      $12.603      239,109
                          2008       $12.603       $7.654      152,922
                          2009        $7.654       $9.491      123,936
                          2010        $9.491      $10.952      107,603
                          2011       $10.952      $11.875            0
        ----------------------------------------------------------------
        INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                          2002       $11.352       $9.932       66,093
                          2003        $9.932      $12.444       76,512
                          2004       $12.444      $13.939       86,991
                          2005       $13.939      $14.763       88,365
                          2006       $14.763      $16.163       85,889
                          2007       $16.163      $17.424       75,900
                          2008       $17.424      $12.257       46,432
                          2009       $12.257      $15.706       38,963
                          2010       $15.706      $17.638       32,425
                          2011       $17.638      $16.252       30,631


                               50     PROSPECTUS

               AIM LIFETIME PLUS II VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

   BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II
        (AVAILABLE WITH CONTRACTS PURCHASED ON OR AFTER JULY 27, 2000)

                           MORTALITY & EXPENSE = 1.5


                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                                           2002       $11.178      $11.131      194,545
                                                           2003       $11.131      $11.018       12,531
                                                           2004       $11.018      $10.918       90,282
                                                           2005       $10.918      $11.015       84,492
                                                           2006       $11.015      $11.304       99,903
                                                           2007       $11.304      $11.629      141,851
                                                           2008       $11.629      $11.679      135,380
                                                           2009       $11.679      $11.506       67,297
                                                           2010       $11.506      $11.343       80,818
                                                           2011       $11.343      $11.169       67,514
---------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                           2004       $10.000      $11.079       55,654
                                                           2005       $11.079      $11.142       45,313
                                                           2006       $11.142      $12.115       40,293
                                                           2007       $12.115      $12.840       33,313
                                                           2008       $12.840       $7.012       20,192
                                                           2009        $7.012      $10.862       39,055
                                                           2010       $10.862      $12.967       16,053
                                                           2011       $12.967      $12.117       20,991
---------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                           2004       $10.000      $12.217       40,488
                                                           2005       $12.217      $14.048       60,635
                                                           2006       $14.048      $17.346       45,037
                                                           2007       $17.346      $20.593       45,971
                                                           2008       $20.593      $13.709       25,791
                                                           2009       $13.709      $15.505       20,580
                                                           2010       $15.505      $16.220       16,369
                                                           2011       $16.220      $18.589       16,715
---------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                                                           2011       $10.000      $10.137       99,480
---------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                           2011       $10.000      $10.037      156,566



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.


                               51     PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the applicable Guarantee
        Period for the week preceding the establishment of the Guarantee Period.

N   =   the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout
        Start Date, to the end of the Guarantee Period.

J   =   the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. "Treasury Rate" means the U.S. Treasury Note
        Constant Maturity Yield as reported in Federal Reserve Board
        Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                               .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.

                               52     PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------


     Purchase Payment:             $10,000 allocated to a Guarantee Period
     Guarantee Period:             5 years
     Guaranteed Interest Rate:     4.50%
     5 Year Treasury Rate (at the
     time the Guarantee Period
     was established):             4.50%
     Full Surrender:               End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.


                              EXAMPLE 1 (ASSUME DECLINING INTEREST RATES)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      .15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.20%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .042) X (2) = .0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       .0054 X ($11,411.66 - $1,638.04) = $52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 + $52.78 = $10,962.72
    Contract Owner as a result  of full
    withdrawal at the end of Contract Year 3:


                               EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1. Calculate Contract Value at End of
 Contract Year 3:                                  $10,000.00 X (1.045)/3 /= $11,411.66
Step 2. Calculate the Free Withdrawal Amount:      15% X $10,000.00 X (1.045)/2/ = $1,638.04
Step 3. Calculate the Withdrawal Charge:           .06 X ($10,000.00 - $1,638.04) = $501.72
Step 4. Calculate the Market Value Adjustment:     I       =       4.50%
                                                   J       =       4.80%
                                                                   730 DAYS
                                                   N       =       _________  = 2
                                                                   365 DAYS
                                                   Market Value Adjustment Factor: .9 X (I - J) X N
                                                   =       .9 X (.045 - .048) X (2) = -.0054
                                                   Market Value Adjustment = Market Value Adjustment Factor X Amount
                                                   Subject to Market Value Adjustment:
                                                   =       -.0054 X ($11,411.66 - $1,638.04) = -$52.78
Step 5. Calculate the amount received by a                 $11,411.66 - $501.72 - $52.78 = $10,857.16
    Contract Owner as a result  of full
    withdrawal at the end of Contract Year 3:

                               53     PROSPECTUS

LIF2-PRO-2

[LOGO]

                     AIM Lifetime Plus II Variable Annuity
                      Statement of Additional Information

                               Dated May 1, 2012


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
Post Office Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617


This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2012, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contract..........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   4
Net Investment Factor.................................................   4
Calculation of Variable Income Payments...............................   5
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   6
   Premium Taxes......................................................   6
   Tax Reserves.......................................................   6
Experts...............................................................   6
Financial Statements..................................................   7
Appendix A Accumulation Unit Values................................... A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares of a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, amend the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We are no longer offering new Contracts for sale. Previously, we offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Distributors, LLC ("ADLLC"), distributes the Contracts. ADLLC is an affiliate of Allstate Life.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

   (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account minus any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current annuity unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is specified in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement (which report relating to the financial statements and financial statement schedules of Allstate Life Insurance Company expresses an unqualified opinion on the financial statements and financial statement schedules and includes an explanatory paragraph referring to a change in recognition and presentation for other-than-temporary impairments of debt securities in 2009.) Such financial statements and financial statement schedules have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2011 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

All of the Variable Sub-Accounts were first offered under the Contracts on June 2, 1998, except the Invesco V.I. Basic Value Fund--Series I and Invesco V.I. Mid Cap Core Equity Fund--Series I, which commenced operations on October 1, 2001, and the Invesco V.I. Technology Fund--Series I and the Invesco V.I. Utilities Fund--Series I, which were first offered on October 15, 2004 and the Invesco V.I. Large Cap Growth Fund--Series I, which was first offered on June 12, 2006.




The names of the following Sub-Accounts changed since December 31, 2011. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2011:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2011 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2012
 -----------------------------------------------------------------------------
 Invesco Van Kampen V.I. Capital        Invesco Van Kampen V.I. American
 Growth Fund - Series I                 Franchise Fund - Series I
 Invesco V.I. Capital Development Fund  Invesco Van Kampen V.I. Mid Cap
 - Series I                             Growth Fund - Series I
 Invesco V.I. Basic Value Fund -        Invesco Van Kampen V.I. Value
 Series I                               Opportunities Fund - Series I
 -----------------------------------------------------------------------------



* Effective as of April 30, 2012, the Invesco Van Kampen V.I. American
Franchise Fund - Series I (formerly, the Invesco Van Kampen V.I. Capital Growth Fund - Series I) acquired the Invesco V.I. Capital Appreciation Fund - Series I.

                  AIM LIFETIME PLUS II VARIABLE ANNUITY--SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.2



                                                                                                     NUMBER OF
                                                                          ACCUMULATION ACCUMULATION    UNITS
                                                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                                ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
---------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL UTILITIES
                                                                 2002        $9.762       $7.175       325,244
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC BALANCED FUND--SERIES I
                                                                 2002       $10.988       $8.991     1,829,461
                                                                 2003        $8.991      $10.327     1,705,684
                                                                 2004       $10.327      $10.960     1,613,524
                                                                 2005       $10.960      $11.391     1,450,240
                                                                 2006       $11.391      $12.431     1,228,502
                                                                 2007       $12.431      $12.540       996,896
                                                                 2008       $12.540       $7.635       748,018
                                                                 2009        $7.635      $10.086       659,714
                                                                 2010       $10.086      $10.759       572,806
                                                                 2011       $10.759      $11.429             0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES I
                                                                 2002       $11.204       $8.610       362,017
                                                                 2003        $8.610      $11.357       520,971
                                                                 2004       $11.357      $12.451       624,321
                                                                 2005       $12.451      $12.996       713,594
                                                                 2006       $12.996      $14.522       594,918
                                                                 2007       $14.522      $14.555       479,688
                                                                 2008       $14.555       $6.929       356,941
                                                                 2009        $6.929      $10.123       329,379
                                                                 2010       $10.123      $10.727       279,117
                                                                 2011       $10.727      $10.266       225,500
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES I
                                                                 2002       $10.549       $7.825     1,701,758
                                                                 2003        $7.825      $10.004     1,593,994
                                                                 2004       $10.004      $10.529     1,412,028
                                                                 2005       $10.529      $11.312     1,192,178
                                                                 2006       $11.312      $11.870     2,798,963
                                                                 2007       $11.870      $13.123     2,160,261
                                                                 2008       $13.123       $7.449     1,671,256
                                                                 2009        $7.449       $8.903     1,460,217
                                                                 2010        $8.903      $10.149     1,261,616
                                                                 2011       $10.149       $9.226     1,041,525
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND--SERIES I
                                                                 2002       $12.347       $9.584       351,719
                                                                 2003        $9.584      $12.805       385,619
                                                                 2004       $12.805      $14.599       419,991
                                                                 2005       $14.599      $15.795       442,897
                                                                 2006       $15.795      $18.168       418,309
                                                                 2007       $18.168      $19.876       324,970
                                                                 2008       $19.876      $10.393       245,892
                                                                 2009       $10.393      $14.606       234,517
                                                                 2010       $14.606      $17.124       215,313
                                                                 2011       $17.124      $15.693       160,727

                                                                                                     NUMBER OF
                                                                          ACCUMULATION ACCUMULATION    UNITS
                                                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                                ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES I
                                                                 2002        $9.935       $8.279     2,948,098
                                                                 2003        $8.279      $10.167     2,678,037
                                                                 2004       $10.167      $10.936     2,398,429
                                                                 2005       $10.936      $11.369     2,123,816
                                                                 2006       $11.369      $13.097     3,669,780
                                                                 2007       $13.097      $13.976     2,979,975
                                                                 2008       $13.976       $9.637     2,344,521
                                                                 2009        $9.637      $12.204     2,022,148
                                                                 2010       $12.204      $13.198     1,765,857
                                                                 2011       $13.198      $13.019     1,457,192
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED INCOME FUND--SERIES I
                                                                 2002        $9.703       $9.798       577,457
                                                                 2003        $9.798      $10.565       577,339
                                                                 2004       $10.565      $10.953       562,324
                                                                 2005       $10.953      $11.126       547,691
                                                                 2006       $11.126      $11.474       493,461
                                                                 2007       $11.474      $11.521       365,212
                                                                 2008       $11.521       $9.583       284,247
                                                                 2009        $9.583      $10.507       261,252
                                                                 2010       $10.507      $11.413       205,139
                                                                 2011       $11.413      $12.057       182,724
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GOVERNMENT SECURITIES FUND--SERIES I
                                                                 2002       $11.567      $12.513     1,327,046
                                                                 2003       $12.513      $12.483     1,036,903
                                                                 2004       $12.483      $12.638       713,251
                                                                 2005       $12.638      $12.682       639,265
                                                                 2006       $12.682      $12.963       494,180
                                                                 2007       $12.963      $13.606       421,376
                                                                 2008       $13.606      $15.083       395,980
                                                                 2009       $15.083      $14.887       343,466
                                                                 2010       $14.887      $15.488       315,341
                                                                 2011       $15.488      $16.498       269,326
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES I
                                                                 2002        $7.433       $6.909       420,891
                                                                 2003        $6.909       $8.732       475,007
                                                                 2004        $8.732       $9.589       494,396
                                                                 2005        $9.589       $9.722       398,616
                                                                 2006        $9.722      $10.627       331,999
                                                                 2007       $10.627      $10.620       282,266
                                                                 2008       $10.620       $7.789       226,537
                                                                 2009        $7.789      $11.747       189,596
                                                                 2010       $11.747      $13.170       168,632
                                                                 2011       $13.170      $13.125       179,125
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES I
                                                                 2002        $8.109       $6.749       760,508
                                                                 2003        $6.749       $8.598       657,958
                                                                 2004        $8.598      $10.525       690,016
                                                                 2005       $10.525      $12.252       775,603
                                                                 2006       $12.252      $15.508       756,621
                                                                 2007       $15.508      $17.560       671,172
                                                                 2008       $17.560      $10.334       518,261
                                                                 2009       $10.334      $13.795       459,490
                                                                 2010       $13.795      $15.369       413,510
                                                                 2011       $15.369      $14.148       376,254

                                                                                                     NUMBER OF
                                                                          ACCUMULATION ACCUMULATION    UNITS
                                                             FOR THE YEAR  UNIT VALUE   UNIT VALUE  OUTSTANDING
                                                                ENDING    AT BEGINNING    AT END      AT END
Sub-Accounts                                                 DECEMBER 31   OF PERIOD    OF PERIOD    OF PERIOD
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. LARGE CAP GROWTH FUND--SERIES I
                                                                 2006       $10.000      $11.093       429,010
                                                                 2007       $11.093      $12.662       347,636
                                                                 2008       $12.662       $7.713       256,730
                                                                 2009        $7.713       $9.593       237,330
                                                                 2010        $9.593      $11.103       205,728
                                                                 2011       $11.103      $12.050             0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES I
                                                                 2002       $11.361       $9.969       236,014
                                                                 2003        $9.969      $12.528       324,494
                                                                 2004       $12.528      $14.075       407,678
                                                                 2005       $14.075      $14.952       412,927
                                                                 2006       $14.952      $16.419       346,221
                                                                 2007       $16.419      $17.753       276,079
                                                                 2008       $17.753      $12.526       219,833
                                                                 2009       $12.526      $16.100       193,458
                                                                 2010       $16.100      $18.135       176,880
                                                                 2011       $18.135      $16.759       148,780
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MONEY MARKET FUND--SERIES I
                                                                 2002       $11.274      $11.260     1,250,463
                                                                 2003       $11.260      $11.179       821,231
                                                                 2004       $11.179      $11.111       581,300
                                                                 2005       $11.111      $11.244       455,454
                                                                 2006       $11.244      $11.573       436,078
                                                                 2007       $11.573      $11.942       493,377
                                                                 2008       $11.942      $12.029       574,872
                                                                 2009       $12.029      $11.886       382,664
                                                                 2010       $11.886      $11.753       333,521
                                                                 2011       $11.753      $11.608       304,152
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND--SERIES I
                                                                 2004       $10.000      $11.102       166,676
                                                                 2005       $11.102      $11.198       126,887
                                                                 2006       $11.198      $12.212        99,481
                                                                 2007       $12.212      $12.982       105,104
                                                                 2008       $12.982       $7.111        69,172
                                                                 2009        $7.111      $11.048        65,689
                                                                 2010       $11.048      $13.229        52,210
                                                                 2011       $13.229      $12.399        46,021
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. UTILITIES FUND--SERIES I
                                                                 2004       $10.000      $12.242       240,727
                                                                 2005       $12.242      $14.119       253,740
                                                                 2006       $14.119      $17.486       234,659
                                                                 2007       $17.486      $20.822       188,519
                                                                 2008       $20.822      $13.903       147,394
                                                                 2009       $13.903      $15.772       131,959
                                                                 2010       $15.772      $16.549       124,395
                                                                 2011       $16.549      $19.023       109,440
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND--SERIES I
                                                                 2011       $10.000      $10.307       176,115
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND--SERIES I
                                                                 2011       $10.000      $10.431       443,000



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative expense charge of 0.10%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2011 AND FOR THE PERIODS ENDED DECEMBER 31, 2011 AND 2010 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Accounts") as of December 31, 2011, the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Accounts. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the Accounts' fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2011, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 02, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                     AST
                                      ACADEMIC                AMERICAN       AST                     AST
                                     STRATEGIES      AST       CENTURY    BALANCED       AST        BOND
                                        ASSET     ADVANCED    INCOME &      ASSET     BLACKROCK   PORTFOLIO
                                     ALLOCATION  STRATEGIES    GROWTH    ALLOCATION     VALUE       2018
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.......... $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ----------  ----------    ------    ----------    -------    --------
    Total assets.................... $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ==========  ==========    ======    ==========    =======    ========
NET ASSETS
Accumulation units.................. $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
Contracts in payout (annuitization)
 period.............................         --          --        --            --         --          --
                                     ----------  ----------    ------    ----------    -------    --------
    Total net assets................ $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ==========  ==========    ======    ==========    =======    ========
FUND SHARE INFORMATION
Number of shares....................    625,197     201,230       378       750,435      1,807      71,027
                                     ==========  ==========    ======    ==========    =======    ========
Cost of investments................. $6,231,620  $1,934,534    $4,764    $7,105,739    $19,756    $787,415
                                     ==========  ==========    ======    ==========    =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.65  $     9.48    $ 7.77    $     9.14    $  7.30    $  11.46
                                     ==========  ==========    ======    ==========    =======    ========
    Highest......................... $    12.82  $    13.61    $14.15    $    12.87    $ 13.75    $  13.83
                                     ==========  ==========    ======    ==========    =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                     AST
                                         AST         AST         AST         AST     AST CAPITAL     CLS
                                        BOND        BOND        BOND        BOND       GROWTH      GROWTH
                                      PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                        2019        2020        2021        2022     ALLOCATION  ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      --------     -------    --------    --------   ----------   --------
    Total assets....................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      ========     =======    ========    ========   ==========   ========
NET ASSETS
Accumulation units..................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
Contracts in payout (annuitization)
 period.............................        --          --          --          --           --         --
                                      --------     -------    --------    --------   ----------   --------
    Total net assets................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      ========     =======    ========    ========   ==========   ========
FUND SHARE INFORMATION
Number of shares....................    29,149       7,938      32,470      51,724      526,128     24,703
                                      ========     =======    ========    ========   ==========   ========
Cost of investments.................  $323,367     $78,859    $402,503    $611,445   $5,113,802   $216,527
                                      ========     =======    ========    ========   ==========   ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  11.60     $ 11.06    $  12.72    $  11.89   $     8.43   $   8.71
                                      ========     =======    ========    ========   ==========   ========
    Highest.........................  $  13.96     $ 11.73    $  13.09    $  12.06   $    13.12   $  13.27
                                      ========     =======    ========    ========   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES       SERIES       SERIES       SERIES
                                        TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ------------- ----------- ------------
                                         AST                                                           AST
                                         CLS         AST         AST          AST          AST     FIRST TRUST
                                      MODERATE     COHEN &    FEDERATED  FI PYRAMIS(R) FIRST TRUST   CAPITAL
                                        ASSET      STEERS    AGGRESSIVE      ASSET      BALANCED   APPRECIATION
                                     ALLOCATION    REALTY      GROWTH     ALLOCATION     TARGET       TARGET
                                     ----------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value.......... $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ----------    -------     -------     --------    ----------   ----------
    Total assets.................... $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ==========    =======     =======     ========    ==========   ==========
NET ASSETS
Accumulation units.................. $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
Contracts in payout (annuitization)
 period.............................         --         --          --           --            --           --
                                     ----------    -------     -------     --------    ----------   ----------
    Total net assets................ $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ==========    =======     =======     ========    ==========   ==========
FUND SHARE INFORMATION
Number of shares....................    168,036      6,575       2,156       18,744       251,661    1,009,877
                                     ==========    =======     =======     ========    ==========   ==========
Cost of investments................. $1,334,548    $52,847     $19,910     $156,752    $2,274,526   $9,362,498
                                     ==========    =======     =======     ========    ==========   ==========
ACCUMULATION UNIT FAIR
VALUE
    Lowest.......................... $     9.15    $  9.87     $  7.83     $   9.24    $     8.55   $     7.90
                                     ==========    =======     =======     ========    ==========   ==========
    Highest......................... $    12.63    $ 19.17     $ 14.40     $  12.74    $    13.34   $    13.07
                                     ==========    =======     =======     ========    ==========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST         AST
                                         AST       GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                                       GLOBAL       SACHS        SACHS       SACHS       SACHS
                                        REAL     CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP      AST
                                       ESTATE       GROWTH       VALUE      GROWTH       VALUE    HIGH YIELD
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ------      -------      -------     -------     ------      -------
    Total assets....................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ======      =======      =======     =======     ======      =======
NET ASSETS
Accumulation units..................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
Contracts in payout (annuitization)
 period.............................       --           --           --          --         --           --
                                       ------      -------      -------     -------     ------      -------
    Total net assets................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ======      =======      =======     =======     ======      =======
FUND SHARE INFORMATION
Number of shares....................      289        2,007        1,059       9,482        475        4,614
                                       ======      =======      =======     =======     ======      =======
Cost of investments.................   $2,030      $46,068      $21,849     $48,862     $4,417      $31,470
                                       ======      =======      =======     =======     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 8.68      $  8.83      $  6.90     $ 10.11     $11.45      $ 10.89
                                       ======      =======      =======     =======     ======      =======
    Highest.........................   $15.32      $ 13.10      $ 12.54     $ 15.10     $15.78      $ 14.12
                                       ======      =======      =======     =======     ======      =======



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED     ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                     SERIES TRUST SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST SERIES TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------- ------------- ------------ -------------
                                         AST          AST
                                       HORIZON      HORIZON                                    AST           AST
                                        GROWTH      MODERATE        AST           AST       INVESTMENT    JPMORGAN
                                        ASSET        ASSET     INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                      ALLOCATION   ALLOCATION     GROWTH         VALUE         BOND        EQUITY
                                     ------------ ------------ ------------- ------------- ------------ -------------
ASSETS
Investments, at fair value..........   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       --------     --------      -------       -------     ----------     -------
    Total assets....................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       ========     ========      =======       =======     ==========     =======
NET ASSETS
Accumulation units..................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
Contracts in payout (annuitization)
 period.............................         --           --           --            --             --          --
                                       --------     --------      -------       -------     ----------     -------
    Total net assets................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       ========     ========      =======       =======     ==========     =======
FUND SHARE INFORMATION
Number of shares....................     13,425       47,138        4,693         4,702      1,594,371       2,410
                                       ========     ========      =======       =======     ==========     =======
Cost of investments.................   $115,273     $413,935      $55,061       $87,967     $9,781,179     $52,510
                                       ========     ========      =======       =======     ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   9.40     $   9.58      $  6.62       $  6.67     $    12.88     $  7.19
                                       ========     ========      =======       =======     ==========     =======
    Highest.........................   $  13.35     $  12.68      $ 12.74       $ 12.26     $    14.51     $ 12.74
                                       ========     ========      =======       =======     ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST        TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- ----------- ----------- ----------- ----------- -----------
                                          AST                      AST         AST
                                       JPMORGAN        AST     LORD ABBETT   MARSICO       AST         AST
                                       STRATEGIC    LARGE-CAP  CORE FIXED    CAPITAL   MFS GLOBAL      MFS
                                     OPPORTUNITIES    VALUE      INCOME      GROWTH      EQUITY      GROWTH
                                     ------------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ----------     ------      -------     -------     -------     -------
    Total assets....................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ==========     ======      =======     =======     =======     =======
NET ASSETS
Accumulation units..................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
Contracts in payout (annuitization)
 period.............................          --         --           --          --          --          --
                                      ----------     ------      -------     -------     -------     -------
    Total net assets................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ==========     ======      =======     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................     238,670         45        4,344       3,876       4,025       1,498
                                      ==========     ======      =======     =======     =======     =======
Cost of investments.................  $2,803,505     $  776      $44,011     $74,492     $45,058     $13,038
                                      ==========     ======      =======     =======     =======     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     9.40     $ 6.50      $ 12.02     $  8.42     $  8.82     $  8.57
                                      ==========     ======      =======     =======     =======     =======
    Highest.........................  $    12.09     $13.30      $ 14.54     $ 14.53     $ 13.97     $ 13.12
                                      ==========     ======      =======     =======     =======     =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                 AST         AST         AST         AST
                                                              NEUBERGER   NEUBERGER  PARAMETRIC     PIMCO
                                         AST         AST       BERMAN/     BERMAN     EMERGING     LIMITED
                                       MID-CAP      MONEY    LSV MID-CAP   MID-CAP     MARKETS    MATURITY
                                        VALUE      MARKET       VALUE      GROWTH      EQUITY       BOND
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       -------    --------     -------     -------     -------    --------
    Total assets....................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       =======    ========     =======     =======     =======    ========
NET ASSETS
Accumulation units..................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
Contracts in payout (annuitization)
 period.............................        --          --          --          --          --          --
                                       -------    --------     -------     -------     -------    --------
    Total net assets................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       =======    ========     =======     =======     =======    ========
FUND SHARE INFORMATION
Number of shares....................     3,277     418,302       2,336       1,454       2,711      10,223
                                       =======    ========     =======     =======     =======    ========
Cost of investments.................   $30,140    $418,302     $34,252     $29,234     $20,430    $114,040
                                       =======    ========     =======     =======     =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  8.97    $   9.26     $  8.79     $  9.09     $  8.33    $  10.45
                                       =======    ========     =======     =======     =======    ========
    Highest.........................   $ 15.21    $  10.04     $ 15.90     $ 15.58     $ 13.89    $  11.80
                                       =======    ========     =======     =======     =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ------------ ----------- ----------- ----------- -----------
                                                                               AST
                                         AST          AST          AST      SCHRODERS
                                        PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST         AST
                                     TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP   SMALL-CAP
                                         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH       VALUE
                                     ------------ ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       --------    ----------    -------    --------     ------      -------
    Total assets....................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       ========    ==========    =======    ========     ======      =======
NET ASSETS
Accumulation units..................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
Contracts in payout (annuitization)
 period.............................         --            --         --          --         --           --
                                       --------    ----------    -------    --------     ------      -------
    Total net assets................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       ========    ==========    =======    ========     ======      =======
FUND SHARE INFORMATION
Number of shares....................     34,492       695,275      2,495      48,902        138        2,372
                                       ========    ==========    =======    ========     ======      =======
Cost of investments.................   $405,320    $6,939,013    $29,088    $531,120     $1,851      $25,165
                                       ========    ==========    =======    ========     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  11.49    $    10.15    $  7.77    $   8.98     $10.41      $  8.97
                                       ========    ==========    =======    ========     ======      =======
    Highest.........................   $  12.94    $    12.48    $ 14.68    $  12.89     $17.09      $ 14.77
                                       ========    ==========    =======    ========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED
                               SERIES        SERIES        SERIES        SERIES        SERIES        SERIES
                                TRUST         TRUST         TRUST         TRUST         TRUST         TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                 AST           AST           AST           AST           AST           AST
                            T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE  WELLINGTON
                                ASSET        EQUITY        GLOBAL       LARGE-CAP      NATURAL     MANAGEMENT
                             ALLOCATION      INCOME         BOND         GROWTH       RESOURCES   HEDGED EQUITY
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ----------      -------       -------       -------      --------      --------
    Total assets...........  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ==========      =======       =======       =======      ========      ========
NET ASSETS
Accumulation units.........  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
Contracts in payout
 (annuitization) period....          --           --            --            --            --            --
                             ----------      -------       -------       -------      --------      --------
    Total net assets.......  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ==========      =======       =======       =======      ========      ========
FUND SHARE
 INFORMATION
Number of shares...........     304,210        5,369         8,547         2,621         5,964        11,843
                             ==========      =======       =======       =======      ========      ========
Cost of investments........  $4,646,354      $45,471       $95,758       $26,929      $155,387      $116,178
                             ==========      =======       =======       =======      ========      ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     9.57      $  6.82       $ 10.74       $  9.38      $   6.78      $   7.62
                             ==========      =======       =======       =======      ========      ========
    Highest................  $    13.31      $ 13.84       $ 12.32       $ 14.43      $  13.58      $  13.60
                             ==========      =======       =======       =======      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               ADVANCED      ADVANCED       ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                SERIES        SERIES         SERIES       SERIES        SERIES        SERIES
                                TRUST          TRUST         TRUST         TRUST        TRUST         TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            -------------- ------------- -------------- ----------- -------------- ------------
                               FRANKLIN
                            TEMPLETON VIP                                 PROFUND      PROFUND
                            FOUNDING FUNDS    PROFUND       PROFUND     VP MID-CAP     VP TELE-      PROFUND
                              ALLOCATION   VP FINANCIALS VP HEALTH CARE    VALUE    COMMUNICATIONS VP UTILITIES
                            -------------- ------------- -------------- ----------- -------------- ------------
ASSETS
Investments, at fair value.   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ----------      ------         ------       ------        ------       -------
    Total assets...........   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ==========      ======         ======       ======        ======       =======
NET ASSETS
Accumulation units.........   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
Contracts in payout
 (annuitization) period....           --          --             --           --            --            --
                              ----------      ------         ------       ------        ------       -------
    Total net assets.......   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ==========      ======         ======       ======        ======       =======
FUND SHARE
 INFORMATION
Number of shares...........      315,056         158            104          164           419         1,536
                              ==========      ======         ======       ======        ======       =======
Cost of investments........   $2,150,322      $3,044         $3,072       $2,232        $3,046       $39,525
                              ==========      ======         ======       ======        ======       =======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................   $     8.60      $ 5.32         $10.37       $ 8.99        $ 8.44       $  9.14
                              ==========      ======         ======       ======        ======       =======
    Highest................   $    13.39      $11.69         $13.75       $14.03        $12.33       $ 14.49
                              ==========      ======         ======       ======        ======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                              BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                               PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                             SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                            ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                              ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE
                            BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS
                               GROWTH        INCOME         VALUE        GROWTH       CAP VALUE       VALUE
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             -----------   -----------   -----------   -----------   -----------   ----------
    Total assets...........  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             ===========   ===========   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units.........  $22,198,192   $60,282,577   $15,323,889   $17,073,443   $18,974,275   $1,442,471
Contracts in payout
 (annuitization) period....       54,169       105,905         1,240         7,476            --           --
                             -----------   -----------   -----------   -----------   -----------   ----------
    Total net assets.......  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             ===========   ===========   ===========   ===========   ===========   ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,123,289     3,381,214     1,344,310       652,691     1,233,698      155,439
                             ===========   ===========   ===========   ===========   ===========   ==========
Cost of investments........  $19,603,063   $70,571,831   $22,904,331   $15,572,170   $18,722,248   $1,830,457
                             ===========   ===========   ===========   ===========   ===========   ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      6.04   $      9.54   $      7.58   $      5.57   $     17.11   $     8.09
                             ===========   ===========   ===========   ===========   ===========   ==========
    Highest................  $     14.15   $     13.63   $      8.28   $     12.71   $     19.19   $     8.83
                             ===========   ===========   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                DREYFUS
                                AMERICAN         AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                CENTURY          CENTURY      RESPONSIBLE                 VARIABLE     VARIABLE
                                VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                            PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND       FUND         FUND
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ---------------- ---------------- ----------- ------------- ------------ ------------
                                                                DREYFUS
                                AMERICAN         AMERICAN      SOCIALLY
                                CENTURY          CENTURY      RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                              VP BALANCED    VP INTERNATIONAL GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                            ---------------- ---------------- ----------- ------------- ------------ ------------
ASSETS
Investments, at fair value.     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                -------           ------        -------     --------      -------      --------
    Total assets...........     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                =======           ======        =======     ========      =======      ========
NET ASSETS
Accumulation units.........     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
Contracts in payout
 (annuitization) period....          --               --             --           --           --            --
                                -------           ------        -------     --------      -------      --------
    Total net assets.......     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                =======           ======        =======     ========      =======      ========
FUND SHARE
 INFORMATION
Number of shares...........       1,591              570            468       14,985        4,619       576,805
                                =======           ======        =======     ========      =======      ========
Cost of investments........     $10,799           $4,250        $13,888     $431,397      $95,487      $576,805
                                =======           ======        =======     ========      =======      ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................     $ 16.06           $13.16        $  6.41     $   8.43      $  8.49      $   9.68
                                =======           ======        =======     ========      =======      ========
    Highest................     $ 16.30           $13.35        $ 12.21     $  13.49      $ 12.12      $  12.21
                                =======           ======        =======     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                         DWS         DWS          DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE    VARIABLE     VARIABLE     VARIABLE
                                     INVESTMENT   INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT
                                      SERIES I     SERIES I     SERIES I    SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------ ----------- ------------- -----------
                                                                  DWS          DWS
                                                     DWS         GLOBAL    GROWTH AND       DWS          DWS
                                         DWS       CAPITAL     SMALL CAP     INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A GROWTH VIP A    VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------ ----------- ------------- -----------
ASSETS
Investments, at fair value..........  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      --------     --------    ----------   --------     --------    ----------
    Total assets....................  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      ========     ========    ==========   ========     ========    ==========
NET ASSETS
Accumulation units..................  $253,602     $941,357    $1,053,837   $401,635     $283,424    $1,130,685
Contracts in payout (annuitization)
 period.............................    41,944       25,886            --      3,824        5,103        54,556
                                      --------     --------    ----------   --------     --------    ----------
    Total net assets................  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      ========     ========    ==========   ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    51,669       52,058        83,176     54,351       42,808        55,153
                                      ========     ========    ==========   ========     ========    ==========
Cost of investments.................  $301,669     $892,419    $1,091,338   $436,963     $453,796    $1,180,366
                                      ========     ========    ==========   ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  14.38     $  11.61    $    22.79   $  10.33     $   9.33    $    11.52
                                      ========     ========    ==========   ========     ========    ==========
    Highest.........................  $  14.57     $  11.76    $    23.09   $  10.47     $   9.45    $    11.60
                                      ========     ========    ==========   ========     ========    ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                DWS          DWS                       FIDELITY      FIDELITY      FIDELITY
                             VARIABLE     VARIABLE      FEDERATED      VARIABLE      VARIABLE      VARIABLE
                            INVESTMENT   INVESTMENT     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                             SERIES II    SERIES II      SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                            SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ------------- ------------- -------------- ------------- -------------
                                DWS          DWS
                               MONEY    SMALL MID CAP   FEDERATED
                              MARKET       GROWTH         PRIME                         VIP
                             VIP A II     VIP A II    MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                            ----------- ------------- ------------- -------------- ------------- -------------
ASSETS
Investments, at fair value.  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             --------     --------     ----------     ----------    ----------    ----------
    Total assets...........  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             ========     ========     ==========     ==========    ==========    ==========
NET ASSETS
Accumulation units.........  $258,653     $323,810     $8,712,715     $4,834,289    $  919,260    $2,901,417
Contracts in payout
 (annuitization) period....        --           --        103,039         10,566           906         7,216
                             --------     --------     ----------     ----------    ----------    ----------
    Total net assets.......  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             ========     ========     ==========     ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares...........   258,653       24,457      8,815,754        210,463        49,233        78,846
                             ========     ========     ==========     ==========    ==========    ==========
Cost of investments........  $258,653     $322,808     $8,815,754     $5,014,068    $1,009,552    $2,931,087
                             ========     ========     ==========     ==========    ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $  10.46     $  10.91     $     9.70     $    12.44    $    11.18    $     6.68
                             ========     ========     ==========     ==========    ==========    ==========
    Highest................  $  10.51     $  10.99     $    12.88     $    22.35    $    14.03    $    14.45
                             ========     ========     ==========     ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                    FIDELITY          FIDELITY
                          FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                          VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                          INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                        ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                    VIP ASSET
                                                         VIP                         MANAGER             VIP
                          VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                           INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ----------    ----------    ----------    ----------        -------         -----------
    Total assets.......  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ==========    ==========    ==========    ==========        =======         ===========
NET ASSETS
Accumulation units.....  $1,012,508    $4,021,381    $1,511,405    $  934,119        $49,289         $58,771,616
Contracts in payout
 (annuitization)
 period................       2,869         7,771         3,880           856             --             221,809
                         ----------    ----------    ----------    ----------        -------         -----------
    Total net assets...  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ==========    ==========    ==========    ==========        =======         ===========
FUND SHARE
 INFORMATION
Number of shares.......     188,382        31,154       116,830        68,597          3,734           2,605,717
                         ==========    ==========    ==========    ==========        =======         ===========
Cost of investments....  $1,116,528    $3,923,271    $1,476,899    $1,200,928        $41,764         $69,788,898
                         ==========    ==========    ==========    ==========        =======         ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $    12.33    $     8.56    $    17.38    $     7.88        $ 10.37         $      9.21
                         ==========    ==========    ==========    ==========        =======         ===========
    Highest............  $    14.41    $    10.14    $    18.27    $    10.20        $ 12.06         $     17.55
                         ==========    ==========    ==========    ==========        =======         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            --------         ----------        ----------        ----------        ----------
    Total assets.......     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            ========         ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.....     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
Contracts in payout
 (annuitization)
 period................           --                 --                --                --                --
                            --------         ----------        ----------        ----------        ----------
    Total net assets...     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            ========         ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......       37,509            850,801           606,287           224,341           310,779
                            ========         ==========        ==========        ==========        ==========
Cost of investments....     $797,023         $8,810,197        $6,212,484        $2,297,953        $3,169,114
                            ========         ==========        ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $  10.23         $    10.21        $     9.74        $     9.22        $    10.57
                            ========         ==========        ==========        ==========        ==========
    Highest............     $  13.21         $    11.07        $    10.57        $    10.00        $    11.46
                            ========         ==========        ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------


                           VIP GROWTH
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................     $120,273
                            --------
    Total assets.......     $120,273
                            ========
NET ASSETS
Accumulation units.....     $120,273
Contracts in payout
 (annuitization)
 period................           --
                            --------
    Total net assets...     $120,273
                            ========
FUND SHARE
 INFORMATION
Number of shares.......        3,292
                            ========
Cost of investments....     $102,870
                            ========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $   8.13
                            ========
    Highest............     $  12.04
                            ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP
                            GROWTH &             VIP               VIP                           VIP INVESTMENT
                             INCOME         GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           -----------       ----------        ----------        ----------          ------
    Total assets.......    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           ===========       ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
Contracts in payout
 (annuitization)
 period................             --               --                --                --              --
                           -----------       ----------        ----------        ----------          ------
    Total net assets...    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           ===========       ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        903,455           98,216         1,231,237            52,141             114
                           ===========       ==========        ==========        ==========          ======
Cost of investments....    $11,586,872       $1,233,383        $6,900,484        $6,887,408          $1,459
                           ===========       ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     10.18       $     9.90        $    12.81        $     9.14          $14.59
                           ===========       ==========        ==========        ==========          ======
    Highest............    $     11.12       $    10.74        $    18.61        $    13.10          $14.59
                           ===========       ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------


                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................    $15,901,004
                           -----------
    Total assets.......    $15,901,004
                           ===========
NET ASSETS
Accumulation units.....    $15,705,381
Contracts in payout
 (annuitization)
 period................        195,623
                           -----------
    Total net assets...    $15,901,004
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        556,368
                           ===========
Cost of investments....    $16,894,613
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $      9.54
                           ===========
    Highest............    $     14.08
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                   FRANKLIN       FRANKLIN
                                VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                 MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                            (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               -----------         -------        ----------    -----------    -----------    ------------
    Total assets...........    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               ===========         =======        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units.........    $16,064,404         $32,471        $3,204,387    $35,094,386    $10,670,889    $162,569,447
Contracts in payout
 (annuitization) period....         20,293              --                --         89,572          4,392         779,235
                               -----------         -------        ----------    -----------    -----------    ------------
    Total net assets.......    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               ===========         =======        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares...........     16,084,697           2,402           265,044      3,075,521      1,678,503      11,407,031
                               ===========         =======        ==========    ===========    ===========    ============
Cost of investments........    $16,084,697         $43,566        $2,827,908    $40,723,671    $10,285,672    $174,312,218
                               ===========         =======        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $      9.65         $  9.26        $    10.83    $     13.46    $     13.29    $      12.64
                               ===========         =======        ==========    ===========    ===========    ============
    Highest................    $     10.40         $ 13.88        $    11.83    $     15.33    $     14.73    $      14.13
                               ===========         =======        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN       FRANKLIN                       MUTUAL
                              LARGE CAP      SMALL CAP    SMALL-MID CAP                     GLOBAL
                                GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES
                              SECURITIES     SECURITIES     SECURITIES     GOVERNMENT     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             -----------    -----------     ----------    -----------    -----------    -----------
    Total assets...........  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             ===========    ===========     ==========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $38,664,233    $33,957,456     $1,617,644    $30,114,999    $18,885,604    $84,622,413
Contracts in payout
 (annuitization) period....       66,104        217,447             --         56,147        157,579        335,683
                             -----------    -----------     ----------    -----------    -----------    -----------
    Total net assets.......  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             ===========    ===========     ==========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    2,663,710      2,200,573         78,948      2,248,223        987,205      5,523,933
                             ===========    ===========     ==========    ===========    ===========    ===========
Cost of investments........  $40,045,367    $32,133,995     $1,218,417    $28,762,178    $20,148,940    $93,012,703
                             ===========    ===========     ==========    ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      9.64    $     12.18     $     7.98    $     11.78    $     10.23    $     10.69
                             ===========    ===========     ==========    ===========    ===========    ===========
    Highest................  $     10.69    $     21.67     $    21.72    $     13.15    $     13.92    $     19.54
                             ===========    ===========     ==========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- --------------- ---------------
                              TEMPLETON
                              DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT
                               MARKETS        FOREIGN      GLOBAL BOND       GROWTH        LARGE CAP        MID CAP
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES        VALUE           VALUE
                            -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments, at fair value.  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             -----------    ------------    ----------     ----------     ----------      ----------
    Total assets...........  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             ===========    ============    ==========     ==========     ==========      ==========
NET ASSETS
Accumulation units.........  $21,054,048    $ 94,380,961    $2,152,087     $  988,215     $4,186,237      $4,297,961
Contracts in payout
 (annuitization) period....      123,453         113,726        97,588          5,478             --              --
                             -----------    ------------    ----------     ----------     ----------      ----------
    Total net assets.......  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             ===========    ============    ==========     ==========     ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........    2,248,142       7,523,462       123,949         98,288        445,819         328,339
                             ===========    ============    ==========     ==========     ==========      ==========
Cost of investments........  $22,834,776    $110,633,972    $2,011,137     $1,220,307     $4,924,748      $4,968,883
                             ===========    ============    ==========     ==========     ==========      ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     20.26    $      10.49    $    20.43     $    10.29     $     8.90      $    11.35
                             ===========    ============    ==========     ==========     ==========      ==========
    Highest................  $     32.40    $      17.88    $    30.30     $    15.15     $    10.68      $    25.78
                             ===========    ============    ==========     ==========     ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      INVESCO      INVESCO
                              INSURANCE     INSURANCE     INSURANCE     INSURANCE    INVESTMENT   INVESTMENT
                                TRUST         TRUST         TRUST         TRUST       SERVICES     SERVICES
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------ ------------
                                               VIT           VIT
                                 VIT        STRATEGIC    STRUCTURED        VIT      INVESCO V.I. INVESCO V.I.
                              STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED      BASIC       CAPITAL
                               GROWTH        EQUITY        EQUITY      U.S. EQUITY     VALUE     APPRECIATION
                            ------------- ------------- ------------- ------------- ------------ ------------
ASSETS
Investments, at fair value.    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               -------       ------      -----------   ----------    ----------  -----------
    Total assets...........    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               =======       ======      ===========   ==========    ==========  ===========
NET ASSETS
Accumulation units.........    $16,234       $2,194      $ 9,265,753   $6,530,308    $6,849,953  $54,690,443
Contracts in payout
 (annuitization) period....         --           --            1,962       13,302        59,794      457,513
                               -------       ------      -----------   ----------    ----------  -----------
    Total net assets.......    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               =======       ======      ===========   ==========    ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........      1,395          305          812,957      605,890     1,129,044    2,574,601
                               =======       ======      ===========   ==========    ==========  ===========
Cost of investments........    $16,011       $2,352      $10,391,900   $7,229,033    $9,046,602  $63,662,030
                               =======       ======      ===========   ==========    ==========  ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $  7.29       $ 7.23      $      9.96   $     7.97    $     8.78  $      4.76
                               =======       ======      ===========   ==========    ==========  ===========
    Highest................    $ 11.19       $10.28      $     18.16   $    11.49    $    10.48  $     12.29
                               =======       ======      ===========   ==========    ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                      INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                     INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                       CAPITAL        CORE     DIVERSIFIED    DIVIDEND    GOVERNMENT  INVESCO V.I.
                                     DEVELOPMENT     EQUITY       INCOME       GROWTH     SECURITIES   HIGH YIELD
                                     ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value..........  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ----------  -----------  -----------  ------------ -----------   ----------
    Total assets....................  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ==========  ===========  ===========  ============ ===========   ==========
NET ASSETS
Accumulation units..................  $7,111,117  $82,370,701  $ 9,673,289  $138,561,167 $13,294,245   $6,069,847
Contracts in payout (annuitization)
 period.............................      71,841    1,197,381      144,643     1,806,955     251,147       21,310
                                      ----------  -----------  -----------  ------------ -----------   ----------
    Total net assets................  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ==========  ===========  ===========  ============ ===========   ==========
FUND SHARE INFORMATION
Number of shares....................     576,944    3,127,548    1,586,096     9,997,730   1,084,499    1,208,563
                                      ==========  ===========  ===========  ============ ===========   ==========
Cost of investments.................  $7,186,842  $76,157,263  $11,965,972  $121,778,598 $13,149,591   $6,792,489
                                      ==========  ===========  ===========  ============ ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $    11.08  $      7.74  $     11.24  $       9.44 $     13.01   $    12.63
                                      ==========  ===========  ===========  ============ ===========   ==========
    Highest.........................  $    16.13  $     19.96  $     14.43  $      36.59 $     17.90   $    18.19
                                      ==========  ===========  ===========  ============ ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                      INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES     SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------- ------------ ------------ ------------ ------------
                                     INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                      HIGH YIELD  INTERNATIONAL   MID CAP       MONEY       S&P 500    INVESCO V.I.
                                      SECURITIES     GROWTH     CORE EQUITY     MARKET       INDEX      TECHNOLOGY
                                     ------------ ------------- ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.......... $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     -----------   -----------  -----------  -----------  -----------   ----------
    Total assets.................... $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     ===========   ===========  ===========  ===========  ===========   ==========
NET ASSETS
Accumulation units.................. $12,455,449   $21,934,622  $11,541,201  $12,920,562  $29,666,456   $2,335,769
Contracts in payout (annuitization)
 period.............................     139,331       466,929       45,898       18,348      300,079       35,724
                                     -----------   -----------  -----------  -----------  -----------   ----------
    Total net assets................ $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     ===========   ===========  ===========  ===========  ===========   ==========
FUND SHARE INFORMATION
Number of shares....................  11,881,868       849,509    1,002,344   12,938,910    2,635,579      156,431
                                     ===========   ===========  ===========  ===========  ===========   ==========
Cost of investments................. $17,051,358   $18,197,793  $11,458,349  $12,938,910  $27,436,566   $1,862,912
                                     ===========   ===========  ===========  ===========  ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      5.86   $     10.54  $     12.05  $     10.33  $      8.55   $    12.02
                                     ===========   ===========  ===========  ===========  ===========   ==========
    Highest......................... $     22.72   $     20.59  $     17.11  $     12.41  $     11.58   $    12.59
                                     ===========   ===========  ===========  ===========  ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              INVESCO        INVESCO        INVESCO      INVESCO        INVESCO        INVESCO
                             INVESTMENT    INVESTMENT     INVESTMENT   INVESTMENT     INVESTMENT      INVESTMENT
                              SERVICES      SERVICES       SERVICES     SERVICES       SERVICES        SERVICES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ --------------- ------------- ----------- ----------------- ------------
                                                                         INVESCO        INVESCO        INVESCO
                                             INVESCO        INVESCO    VAN KAMPEN     VAN KAMPEN      VAN KAMPEN
                            INVESCO V.I. VAN KAMPEN V.I.  VAN KAMPEN   V.I. EQUITY V.I. GLOBAL VALUE V.I. MID CAP
                             UTILITIES   CAPITAL GROWTH  V.I. COMSTOCK AND INCOME       EQUITY          VALUE
                            ------------ --------------- ------------- ----------- ----------------- ------------
ASSETS
Investments, at fair value.  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ----------    -----------    -----------  -----------    -----------    -----------
    Total assets...........  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ==========    ===========    ===========  ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $6,289,310    $26,663,294    $30,368,128  $26,291,944    $38,809,563    $47,719,301
Contracts in payout
 (annuitization) period....     143,397        209,842        148,140      149,730        357,683        218,842
                             ----------    -----------    -----------  -----------    -----------    -----------
    Total net assets.......  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ==========    ===========    ===========  ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........     384,272        842,418      2,695,783    1,938,539      5,759,889      3,745,167
                             ==========    ===========    ===========  ===========    ===========    ===========
Cost of investments........  $6,005,136    $28,987,042    $31,977,049  $28,732,146    $47,748,081    $51,274,502
                             ==========    ===========    ===========  ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $    18.45    $      4.85    $     11.09  $      7.36    $      8.78    $     12.86
                             ==========    ===========    ===========  ===========    ===========    ===========
    Highest................  $    19.32    $     14.41    $     15.00  $     19.05    $     20.12    $     21.02
                             ==========    ===========    ===========  ===========    ===========    ===========



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO        INVESCO        INVESCO       INVESCO      INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES        SERVICES      SERVICES     SERVICES     SERVICES
                                     (SERIES II)    (SERIES II)    (SERIES II)   (SERIES II)  (SERIES II)  (SERIES II)
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ --------------- -------------- ------------ ------------ ------------
                                     INVESCO V.I.  INVESCO V.I.    INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                        BASIC         CAPITAL        CAPITAL         CORE     DIVERSIFIED    DIVIDEND
                                       VALUE II   APPRECIATION II DEVELOPMENT II  EQUITY II    INCOME II    GROWTH II
                                     ------------ --------------- -------------- ------------ ------------ ------------
ASSETS
Investments, at fair value..........  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ----------    ----------       --------     ----------    --------   -----------
    Total assets....................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ==========    ==========       ========     ==========    ========   ===========
NET ASSETS
Accumulation units..................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,522,353
Contracts in payout (annuitization)
 period.............................          --            --             --             --          --        70,127
                                      ----------    ----------       --------     ----------    --------   -----------
    Total net assets................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ==========    ==========       ========     ==========    ========   ===========
FUND SHARE INFORMATION
Number of shares....................   1,038,012        93,036         30,148         86,512      36,415     2,828,034
                                      ==========    ==========       ========     ==========    ========   ===========
Cost of investments.................  $8,069,249    $1,980,945       $409,782     $2,112,582    $273,923   $37,532,704
                                      ==========    ==========       ========     ==========    ========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     7.99    $     7.69       $  11.09     $     9.84    $  10.81   $      8.84
                                      ==========    ==========       ========     ==========    ========   ===========
    Highest.........................  $    11.44    $    11.09       $  12.39     $    12.79    $  12.06   $     12.58
                                      ==========    ==========       ========     ==========    ========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                        INVESCO       INVESCO       INVESCO       INVESCO      INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES     SERVICES
                                      (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)  (SERIES II)  (SERIES II)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------ ------------
                                     INVESCO V.I.                INVESCO V.I.  INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                      GOVERNMENT   INVESCO V.I.   HIGH YIELD   INTERNATIONAL MID CAP CORE    MONEY
                                     SECURITIES II HIGH YIELD II SECURITIES II   GROWTH II    EQUITY II    MARKET II
                                     ------------- ------------- ------------- ------------- ------------ ------------
ASSETS
Investments, at fair value..........   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       --------      --------     -----------   ----------    ----------    --------
    Total assets....................   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
NET ASSETS
Accumulation units..................   $563,746      $395,959     $11,291,084   $4,428,750    $2,938,928    $960,610
Contracts in payout (annuitization)
 period.............................         --            --              --           --        11,051          --
                                       --------      --------     -----------   ----------    ----------    --------
    Total net assets................   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
FUND SHARE INFORMATION
Number of shares....................     45,500        78,719      10,651,966      169,814       257,191     960,610
                                       ========      ========     ===========   ==========    ==========    ========
Cost of investments.................   $556,324      $420,221     $12,027,105   $4,789,265    $3,013,138    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  12.44      $  15.51     $      6.90   $     7.68    $    11.45    $   9.05
                                       ========      ========     ===========   ==========    ==========    ========
    Highest.........................   $  13.90      $  17.31     $     16.35   $    17.00    $    14.42    $  10.11
                                       ========      ========     ===========   ==========    ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                              INVESCO       INVESCO      INVESCO         INVESCO                               INVESCO
                             INVESTMENT   INVESTMENT    INVESTMENT     INVESTMENT     INVESCO INVESTMENT     INVESTMENT
                              SERVICES     SERVICES      SERVICES       SERVICES           SERVICES           SERVICES
                            (SERIES II)   (SERIES II)  (SERIES II)     (SERIES II)        (SERIES II)        (SERIES II)
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                            ------------ ------------- ------------ ----------------- ------------------- -----------------
                                                                         INVESCO                               INVESCO
                            INVESCO V.I.                               VAN KAMPEN           INVESCO        VAN KAMPEN V.I.
                              S&P 500    INVESCO V.I.  INVESCO V.I.   V.I. CAPITAL      VAN KAMPEN V.I.      EQUITY AND
                              INDEX II   TECHNOLOGY II UTILITIES II GROWTH--SERIES II COMSTOCK--SERIES II INCOME--SERIES II
                            ------------ ------------- ------------ ----------------- ------------------- -----------------
ASSETS
Investments, at fair value. $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            -----------     -------      --------      -----------       ------------        -----------
    Total assets........... $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            ===========     =======      ========      ===========       ============        ===========
NET ASSETS
Accumulation units......... $61,502,330     $24,871      $358,529      $27,649,566       $121,261,298        $46,869,043
Contracts in payout
 (annuitization) period....     155,869          --            --           68,594            182,971            258,195
                            -----------     -------      --------      -----------       ------------        -----------
    Total net assets....... $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            ===========     =======      ========      ===========       ============        ===========
FUND SHARE
 INFORMATION
Number of shares...........   5,456,478       1,674        21,559          884,152         10,766,336          3,457,611
                            ===========     =======      ========      ===========       ============        ===========
Cost of investments........ $55,284,015     $20,845      $356,651      $22,678,435       $126,340,602        $47,041,592
                            ===========     =======      ========      ===========       ============        ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................. $      7.93     $ 11.15      $  17.15      $      7.46       $      10.25        $      8.43
                            ===========     =======      ========      ===========       ============        ===========
    Highest................ $     14.00     $ 12.14      $  18.66      $     13.87       $      14.61        $     15.29
                            ===========     =======      ========      ===========       ============        ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                 INVESCO           INVESCO           INVESCO          INVESCO
                               INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT                    LAZARD
                                SERVICES          SERVICES          SERVICES          SERVICES        JANUS      RETIREMENT
                               (SERIES II)       (SERIES II)       (SERIES II)      (SERIES II)    ASPEN SERIES SERIES, INC.
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ---------------- ------------ ------------
                                 INVESCO           INVESCO           INVESCO          INVESCO
                             VAN KAMPEN V.I.   VAN KAMPEN V.I.   VAN KAMPEN V.I.  VAN KAMPEN V.I.                 EMERGING
                              GLOBAL VALUE       GROWTH AND          MID CAP          MID CAP         FORTY       MARKETS
                            EQUITY--SERIES II INCOME--SERIES II GROWTH--SERIES II VALUE--SERIES II  PORTFOLIO      EQUITY
                            ----------------- ----------------- ----------------- ---------------- ------------ ------------
ASSETS
Investments, at fair value.    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               -----------       -----------       -----------      -----------       ------       ------
    Total assets...........    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               ===========       ===========       ===========      ===========       ======       ======
NET ASSETS
Accumulation units.........    $21,086,122       $67,692,056       $10,400,492      $36,506,300       $6,714       $  523
Contracts in payout
 (annuitization) period....         41,002           197,454            11,578           71,950           --           --
                               -----------       -----------       -----------      -----------       ------       ------
    Total net assets.......    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               ===========       ===========       ===========      ===========       ======       ======
FUND SHARE
 INFORMATION
Number of shares...........      3,111,506         3,826,917         2,829,367        2,873,390          202           28
                               ===========       ===========       ===========      ===========       ======       ======
Cost of investments........    $25,348,798       $67,725,666       $11,432,992      $40,580,683       $4,445       $  405
                               ===========       ===========       ===========      ===========       ======       ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $      9.32       $     13.71       $     12.00      $     13.56       $14.09       $43.71
                               ===========       ===========       ===========      ===========       ======       ======
    Highest................    $     12.55       $     16.64       $     17.52      $     20.26       $14.09       $43.71
                               ===========       ===========       ===========      ===========       ======       ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             LEGG MASON      LEGG MASON
                              PARTNERS        PARTNERS
                              VARIABLE        VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT  LORD ABBETT
                            INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND SERIES FUND  SERIES FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ----------------- -------------- ----------- ----------- -------------
                             LEGG MASON
                             CLEARBRIDGE     LEGG MASON
                              VARIABLE       CLEARBRIDGE
                             FUNDAMENTAL   VARIABLE LARGE
                            ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL GROWTH AND     GROWTH
                             PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY      INCOME    OPPORTUNITIES
                            ------------- ----------------- -------------- ----------- ----------- -------------
ASSETS
Investments, at fair value.    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ------          ------        -----------   ----------  -----------  -----------
    Total assets...........    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ======          ======        ===========   ==========  ===========  ===========
NET ASSETS
Accumulation units.........    $1,118          $1,315        $30,385,161   $8,198,705  $18,412,222  $10,678,419
Contracts in payout
 (annuitization) period....        --              --             98,313       31,532       68,485        6,064
                               ------          ------        -----------   ----------  -----------  -----------
    Total net assets.......    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ======          ======        ===========   ==========  ===========  ===========
FUND SHARE
 INFORMATION
Number of shares...........        61              97          2,618,855      506,165      834,343      873,629
                               ======          ======        ===========   ==========  ===========  ===========
Cost of investments........    $1,386          $1,257        $30,331,699   $7,700,874  $22,260,461  $12,367,307
                               ======          ======        ===========   ==========  ===========  ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $ 8.02          $11.86        $     13.04   $    12.02  $      9.37  $     12.49
                               ======          ======        ===========   ==========  ===========  ===========
    Highest................    $ 8.02          $11.86        $     14.46   $    13.33  $     10.40  $     13.86
                               ======          ======        ===========   ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                        MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE
                            LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE
                            SERIES FUND    TRUST        TRUST          TRUST         TRUST        TRUST
                            SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                            ----------- ------------ ------------ --------------- ------------ ------------
                              MID-CAP                    MFS            MFS         MFS NEW
                               VALUE     MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY   MFS RESEARCH
                            ----------- ------------ ------------ --------------- ------------ ------------
ASSETS
Investments, at fair value. $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            -----------   --------     --------      --------      ----------    --------
    Total assets........... $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            ===========   ========     ========      ========      ==========    ========
NET ASSETS
Accumulation units......... $21,832,082   $681,582     $397,460      $965,814      $1,576,114    $563,893
Contracts in payout
 (annuitization) period....     165,012      3,197           --         4,672              --       4,366
                            -----------   --------     --------      --------      ----------    --------
    Total net assets....... $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            ===========   ========     ========      ========      ==========    ========
FUND SHARE
 INFORMATION
Number of shares...........   1,386,954     27,882       47,944        49,999         110,295      30,259
                            ===========   ========     ========      ========      ==========    ========
Cost of investments........ $26,123,557   $702,404     $423,960      $882,701      $1,581,013    $544,947
                            ===========   ========     ========      ========      ==========    ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................. $     10.35   $   6.18     $  14.91      $   8.96      $    10.90    $   8.00
                            ===========   ========     ========      ========      ==========    ========
    Highest................ $     11.48   $  15.91     $  15.67      $  11.07      $    22.81    $  10.65
                            ===========   ========     ========      ========      ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                        MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                            MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                             INSURANCE     INSURANCE        TRUST           TRUST           TRUST           TRUST
                               TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            ------------ ------------- --------------- --------------- --------------- ---------------
                                                                        MFS INVESTORS      MFS NEW
                            MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                            ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair value.  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ----------    --------       --------        --------        --------        --------
    Total assets...........  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ==========    ========       ========        ========        ========        ========
NET ASSETS
Accumulation units.........  $1,024,470    $255,467       $139,136        $148,214        $228,029        $103,511
Contracts in payout
 (annuitization) period....       3,763          --             --              --              --              --
                             ----------    --------       --------        --------        --------        --------
    Total net assets.......  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ==========    ========       ========        ========        ========        ========
FUND SHARE
 INFORMATION
Number of shares...........      79,034       9,795          5,766           7,676          16,596           5,544
                             ==========    ========       ========        ========        ========        ========
Cost of investments........  $  926,956    $216,128       $101,350        $124,267        $217,971        $ 74,200
                             ==========    ========       ========        ========        ========        ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $    17.50    $  20.82       $   9.08        $   9.47        $  11.18        $   9.66
                             ==========    ========       ========        ========        ========        ========
    Highest................  $    18.39    $  21.93       $  14.69        $  12.79        $  15.81        $  14.11
                             ==========    ========       ========        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                           INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                        (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES         SERIES
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        --------------- -------------- -------------- -------------- -------------- --------------
                         MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                        (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION     MONEY MARKET
                        --------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total assets.......   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....   $1,312,871     $11,135,126    $37,360,658    $82,247,029    $11,703,244    $46,506,414
Contracts in payout
 (annuitization)
 period................           --          51,796        377,527      1,055,130         33,313        869,758
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets...   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......       51,025         623,227      2,659,492      7,484,471      1,526,210     47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments....   $1,095,566     $ 8,354,699    $46,101,282    $78,857,010    $13,877,444    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $    16.48     $      9.51    $      8.49    $     15.02    $      9.52    $      9.88
                          ==========     ===========    ===========    ===========    ===========    ===========
    Highest............   $    23.08     $     15.31    $     41.22    $     44.54    $     11.60    $     24.81
                          ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                      MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                        MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE
                           VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT
                          INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES
                            SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
                                                                        AGGRESSIVE        EUROPEAN          INCOME
                          MULTI CAP                                       EQUITY           EQUITY            PLUS
                            GROWTH       STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ------------   ------------   -----------     -----------      -----------      ------------
    Total assets.......  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ============   ============   ===========     ===========      ===========      ============
NET ASSETS
Accumulation units.....  $162,126,027   $ 89,017,624   $53,435,536     $14,796,987      $11,209,445      $100,248,222
Contracts in payout
 (annuitization)
 period................     1,506,088      1,459,375       756,314           8,014           80,246           158,657
                         ------------   ------------   -----------     -----------      -----------      ------------
    Total net assets...  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ============   ============   ===========     ===========      ===========      ============
FUND SHARE
 INFORMATION
Number of shares.......     4,385,744      8,699,711     6,214,662         845,034          798,987         9,053,821
                         ============   ============   ===========     ===========      ===========      ============
Cost of investments....  $137,403,631   $123,124,236   $74,075,118     $10,667,483      $13,744,355      $ 95,274,595
                         ============   ============   ===========     ===========      ===========      ============
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $       9.35   $      10.67   $     10.75     $      8.90      $      7.95      $      12.68
                         ============   ============   ===========     ===========      ===========      ============
    Highest............  $     128.66   $      46.61   $     40.79     $     19.59      $     14.66      $      17.64
                         ============   ============   ===========     ===========      ===========      ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   NEUBERGER
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE       BERMAN
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT     ADVISORS
                             SERIES           SERIES           SERIES           SERIES           SERIES      MANAGEMENT
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    TRUST
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- -----------
                            LIMITED                          MULTI CAP
                            DURATION       MONEY MARKET        GROWTH         STRATEGIST       UTILITIES     AMT MID-CAP
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)   GROWTH
                        ---------------- ---------------- ---------------- ---------------- ---------------- -----------
ASSETS
Investments, at fair
 value.................   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          -----------      -----------      -----------      -----------      -----------      -------
    Total assets.......   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          ===========      ===========      ===========      ===========      ===========      =======
NET ASSETS
Accumulation units.....   $42,565,718      $53,437,556      $47,548,320      $38,746,477      $14,075,006      $44,427
Contracts in payout
 (annuitization)
 period................        74,955          323,575           37,888          130,000           66,389           --
                          -----------      -----------      -----------      -----------      -----------      -------
    Total net assets...   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          ===========      ===========      ===========      ===========      ===========      =======
FUND SHARE
 INFORMATION
Number of shares.......     5,559,410       53,761,131        1,286,114        3,752,556        1,627,318        1,613
                          ===========      ===========      ===========      ===========      ===========      =======
Cost of investments....   $51,431,434      $53,761,131      $32,485,026      $51,978,625      $18,870,961      $44,714
                          ===========      ===========      ===========      ===========      ===========      =======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      8.29      $      9.20      $      8.64      $     10.12      $      9.72      $  9.27
                          ===========      ===========      ===========      ===========      ===========      =======
    Highest............   $     10.31      $     10.72      $     18.36      $     14.22      $     20.09      $ 18.23
                          ===========      ===========      ===========      ===========      ===========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             NEUBERGER
                               BERMAN
                              ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER
                             MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE        VARIABLE
                               TRUST     ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ ------------- ------------- ------------- ------------- ----------------
                                                        OPPENHEIMER                 OPPENHEIMER    OPPENHEIMER
                                          OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL     GLOBAL STRATEGIC
                            AMT PARTNERS   BALANCED    APPRECIATION    CORE BOND    SECURITIES        INCOME
                            ------------ ------------- ------------- ------------- ------------- ----------------
ASSETS
Investments, at fair value.   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              -------     ----------    ----------    ----------    ----------      ----------
    Total assets...........   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              =======     ==========    ==========    ==========    ==========      ==========
NET ASSETS
Accumulation units.........   $16,818     $1,732,366    $3,223,116    $1,101,916    $2,727,571      $2,515,696
Contracts in payout
 (annuitization) period....        --        113,651         6,118            --         6,268           5,912
                              -------     ----------    ----------    ----------    ----------      ----------
    Total net assets.......   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              =======     ==========    ==========    ==========    ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........     1,683        163,364        81,239       139,837        99,557         468,700
                              =======     ==========    ==========    ==========    ==========      ==========
Cost of investments........   $25,109     $2,178,521    $3,011,901    $1,387,806    $2,670,588      $2,314,701
                              =======     ==========    ==========    ==========    ==========      ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................   $ 11.85     $     9.20    $     7.34    $    10.48    $    11.65      $    16.39
                              =======     ==========    ==========    ==========    ==========      ==========
    Highest................   $ 12.55     $    11.93    $    11.82    $    11.01    $    19.00      $    18.80
                              =======     ==========    ==========    ==========    ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                     OPPENHEIMER      OPPENHEIMER
                                                                                      VARIABLE         VARIABLE
                         OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS
                          VARIABLE      VARIABLE      VARIABLE        VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                        ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS       ("SS"))          ("SS"))
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ------------- ------------- ------------- ---------------- --------------- -----------------
                                                     OPPENHEIMER    OPPENHEIMER                       OPPENHEIMER
                         OPPENHEIMER   OPPENHEIMER   MAIN STREET  SMALL- & MID-CAP   OPPENHEIMER        CAPITAL
                         HIGH INCOME   MAIN STREET  SMALL MID CAP      GROWTH       BALANCED (SS)  APPRECIATION (SS)
                        ------------- ------------- ------------- ---------------- --------------- -----------------
ASSETS
Investments, at fair
 value.................   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          --------     ----------    ----------       --------       -----------      -----------
    Total assets.......   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          ========     ==========    ==========       ========       ===========      ===========
NET ASSETS
Accumulation units.....   $243,418     $1,860,301    $1,221,220       $602,690       $13,899,295      $32,509,012
Contracts in payout
 (annuitization)
 period................        948         17,966         2,290             --            36,140          106,837
                          --------     ----------    ----------       --------       -----------      -----------
    Total net assets...   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          ========     ==========    ==========       ========       ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......    128,614         90,694        71,259         12,807         1,247,577          827,813
                          ========     ==========    ==========       ========       ===========      ===========
Cost of investments....   $684,874     $1,762,713    $  981,646       $567,957       $18,043,426      $29,861,935
                          ========     ==========    ==========       ========       ===========      ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............   $   3.57     $     8.58    $    19.68       $   4.63       $     10.56      $     11.34
                          ========     ==========    ==========       ========       ===========      ===========
    Highest............   $   3.76     $    12.90    $    20.68       $  11.49       $     12.03      $     12.84
                          ========     ==========    ==========       ========       ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER       OPPENHEIMER
                         VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE          VARIABLE
                       ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS     ACCOUNT FUNDS
                      (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES   (SERVICE SHARES
                          ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))           ("SS"))
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      --------------- --------------- ---------------- ---------------- ---------------- ------------------
                                        OPPENHEIMER     OPPENHEIMER                                         OPPENHEIMER
                        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER      OPPENHEIMER       MAIN STREET
                      CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    HIGH INCOME (SS) MAIN STREET (SS) SMALL MID CAP (SS)
                      --------------- --------------- ---------------- ---------------- ---------------- ------------------
ASSETS
Investments, at fair
 value...............   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        -----------     -----------     -----------      -----------      -----------       -----------
    Total assets.....   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        ===========     ===========     ===========      ===========      ===========       ===========
NET ASSETS
Accumulation
 units...............   $30,684,406     $16,205,273     $73,164,516      $12,553,671      $51,572,959       $22,080,481
Contracts in payout
 (annuitization)
 period..............        22,809         153,105         641,437           42,321          101,995           118,264
                        -----------     -----------     -----------      -----------      -----------       -----------
    Total net
     assets..........   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        ===========     ===========     ===========      ===========      ===========       ===========
FUND SHARE
 INFORMATION
Number of shares.....     3,941,876         601,190      13,443,707        6,594,760        2,517,046         1,304,274
                        ===========     ===========     ===========      ===========      ===========       ===========
Cost of
 investments.........   $35,856,819     $16,894,815     $69,619,683      $26,269,155      $49,378,519       $19,433,319
                        ===========     ===========     ===========      ===========      ===========       ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest...........   $      7.43     $     16.83     $     14.75      $      3.74      $     12.58       $     17.59
                        ===========     ===========     ===========      ===========      ===========       ===========
    Highest..........   $      8.24     $     19.18     $     16.81      $      4.26      $     14.34       $     20.04
                        ===========     ===========     ===========      ===========      ===========       ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                        OPPENHEIMER
                         VARIABLE
                       ACCOUNT FUNDS        PIMCO             PIMCO           PIMCO           PIMCO            PIMCO
                      (SERVICE SHARES      VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE
                          ("SS"))      INSURANCE TRUST   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                      --------------- ------------------ --------------- --------------- ---------------- ----------------
                                                                                            PIMCO VIT
                                                                                            COMMODITY        PIMCO VIT
                        OPPENHEIMER                                                         REALRETURN        EMERGING
                      SMALL-& MID-CAP    FOREIGN BOND                      PIMCOTOTAL        STRATEGY       MARKETS BOND
                        GROWTH (SS)   (US DOLLAR-HEDGED)  MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES)
                      --------------- ------------------ --------------- --------------- ---------------- ----------------
ASSETS
Investments, at fair
 value...............   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ----------          ------           -------         ------         ----------       ----------
    Total assets.....   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ==========          ======           =======         ======         ==========       ==========
NET ASSETS
Accumulation
 units...............   $8,544,578          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
Contracts in payout
 (annuitization)
 period..............       11,628              --                --             --                 --               --
                        ----------          ------           -------         ------         ----------       ----------
    Total net
     assets..........   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ==========          ======           =======         ======         ==========       ==========
FUND SHARE
 INFORMATION
Number of shares.....      186,654             141            21,474            111            645,188          145,746
                        ==========          ======           =======         ======         ==========       ==========
Cost of
 investments.........   $7,872,882          $1,425           $21,474         $1,172         $6,086,057       $1,942,538
                        ==========          ======           =======         ======         ==========       ==========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest...........   $    12.37          $14.72           $ 10.25         $15.97         $     9.30       $    13.07
                        ==========          ======           =======         ======         ==========       ==========
    Highest..........   $    14.10          $14.72           $ 10.25         $15.97         $    10.03       $    14.09
                        ==========          ======           =======         ======         ==========       ==========



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                 PIMCO            PIMCO         PUTNAM       PUTNAM       PUTNAM      PUTNAM
                                VARIABLE         VARIABLE      VARIABLE     VARIABLE     VARIABLE    VARIABLE
                            INSURANCE TRUST  INSURANCE TRUST     TRUST        TRUST        TRUST       TRUST
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ---------------- ---------------- ----------- ------------- ----------- -----------
                               PIMCO VIT        PIMCO VIT     VT AMERICAN      VT           VT          VT
                               REALRETURN      TOTAL RETURN   GOVERNMENT     CAPITAL    DIVERSIFIED   EQUITY
                            (ADVISOR SHARES) (ADVISOR SHARES)   INCOME    OPPORTUNITIES   INCOME      INCOME
                            ---------------- ---------------- ----------- ------------- ----------- -----------
ASSETS
Investments, at fair value.    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ----------      -----------    -----------  ----------   ----------- -----------
    Total assets...........    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ==========      ===========    ===========  ==========   =========== ===========
NET ASSETS
Accumulation units.........    $7,910,151      $26,297,173    $31,781,201  $4,747,500   $32,659,120 $79,813,672
Contracts in payout
 (annuitization) period....            --               --        394,926          --       137,192     249,025
                               ----------      -----------    -----------  ----------   ----------- -----------
    Total net assets.......    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ==========      ===========    ===========  ==========   =========== ===========
FUND SHARE
 INFORMATION
Number of shares...........       567,036        2,386,313      2,710,710     308,480     4,766,906   5,943,779
                               ==========      ===========    ===========  ==========   =========== ===========
Cost of investments........    $7,163,406      $25,545,814    $31,673,330  $4,439,268   $38,141,306 $60,478,823
                               ==========      ===========    ===========  ==========   =========== ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $    12.91      $     13.01    $      9.39  $    13.62   $     12.09 $      8.38
                               ==========      ===========    ===========  ==========   =========== ===========
    Highest................    $    13.91      $     14.03    $     19.09  $    18.94   $     17.76 $     16.52
                               ==========      ===========    ===========  ==========   =========== ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                         -------------- -------------- -------------- -------------- -------------- --------------
                           VT GEORGE          VT             VT
                             PUTNAM      GLOBAL ASSET      GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND
                            BALANCED      ALLOCATION       EQUITY      HEALTH CARE     UTILITIES        INCOME
                         -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value..................  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          -----------    -----------    -----------    -----------    -----------    ------------
    Total assets........  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          ===========    ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units......  $63,144,624    $26,286,462    $16,493,350    $23,893,697    $14,101,256    $141,515,595
Contracts in payout
 (annuitization) period.      218,331         26,363         40,774          7,956          5,627         345,010
                          -----------    -----------    -----------    -----------    -----------    ------------
    Total net assets....  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          ===========    ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares........    8,776,033      1,853,016      1,637,042      2,044,624      1,177,536       9,271,935
                          ===========    ===========    ===========    ===========    ===========    ============
Cost of investments.....  $85,469,924    $26,537,400    $24,132,946    $23,878,746    $16,511,104    $195,118,882
                          ===========    ===========    ===========    ===========    ===========    ============
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............  $      9.58    $     10.41    $      4.88    $      9.44    $      9.39    $       8.58
                          ===========    ===========    ===========    ===========    ===========    ============
    Highest.............  $     11.84    $     15.74    $     11.08    $     13.44    $     18.44    $      13.54
                          ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                  VT                                           VT             VT             VT
                                GROWTH           VT             VT       INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES    HIGH YIELD       INCOME         EQUITY         GROWTH         VALUE
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             -----------    -----------    ------------   ------------   -----------    -----------
    Total assets...........  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             ===========    ===========    ============   ============   ===========    ===========
NET ASSETS
Accumulation units.........  $ 9,483,185    $45,390,825    $102,374,394   $ 93,057,915   $13,959,299    $15,918,343
Contracts in payout
 (annuitization) period....       17,460        113,228         579,539        270,704        40,997         24,402
                             -----------    -----------    ------------   ------------   -----------    -----------
    Total net assets.......  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             ===========    ===========    ============   ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,765,919      6,936,594       8,921,485      9,834,417     1,010,852      2,025,762
                             ===========    ===========    ============   ============   ===========    ===========
Cost of investments........  $10,510,679    $47,391,933    $106,462,267   $144,585,800   $14,918,695    $25,943,846
                             ===========    ===========    ============   ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      4.09    $     12.62    $      12.44   $       6.73   $      5.16    $      8.75
                             ===========    ===========    ============   ============   ===========    ===========
    Highest................  $     12.27    $     20.19    $      17.81   $      13.98   $     11.02    $     13.15
                             ===========    ===========    ============   ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                 VT             VT
                                               MONEY        MULTI-CAP     VT MULTI-CAP                  VT SMALL CAP
                             VT INVESTORS      MARKET         GROWTH         VALUE       VT RESEARCH       VALUE
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             -----------    -----------    -----------     ----------    -----------    -----------
    Total assets...........  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             ===========    ===========    ===========     ==========    ===========    ===========
NET ASSETS
Accumulation units.........  $53,539,139    $92,261,206    $76,429,668     $6,218,386    $25,679,645    $43,815,524
Contracts in payout
 (annuitization) period....      182,996        514,254        114,596          1,287         66,335         32,992
                             -----------    -----------    -----------     ----------    -----------    -----------
    Total net assets.......  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             ===========    ===========    ===========     ==========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    5,366,847     92,775,460      3,972,198        510,227      2,180,015      3,354,898
                             ===========    ===========    ===========     ==========    ===========    ===========
Cost of investments........  $59,958,085    $92,775,460    $85,645,222     $6,920,941    $26,158,539    $51,019,327
                             ===========    ===========    ===========     ==========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      5.72    $      9.11    $      4.43     $    12.53    $      7.06    $     11.81
                             ===========    ===========    ===========     ==========    ===========    ===========
    Highest................  $     14.06    $     11.86    $     15.66     $    17.11    $     14.05    $     23.29
                             ===========    ===========    ===========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                       THE UNIVERSAL THE UNIVERSAL     THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL
                            PUTNAM     INSTITUTIONAL INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL
                        VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.       FUNDS, INC.       FUNDS, INC.   FUNDS, INC.
                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- ------------- -------------- -------------------- ------------- --------------
                                        VAN KAMPEN                       VAN KAMPEN
                                         UIF CORE      VAN KAMPEN        UIF GLOBAL
                                        PLUS FIXED    UIF EMERGING     TACTICAL ASSET     VAN KAMPEN   VAN KAMPEN UIF
                          VT VOYAGER      INCOME     MARKETS EQUITY ALLOCATION PORTFOLIO  UIF GROWTH   MID CAP GROWTH
                        -------------- ------------- -------------- -------------------- ------------- --------------
ASSETS
Investments, at fair
 value.................  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ------------   ----------    -----------       -----------       -----------   -----------
    Total assets.......  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ============   ==========    ===========       ===========       ===========   ===========
NET ASSETS
Accumulation units.....  $107,199,724   $  993,771    $28,212,230       $12,675,166       $24,566,923   $17,933,550
Contracts in payout
 (annuitization)
 period................       241,575           --        101,831            48,329            55,435        49,034
                         ------------   ----------    -----------       -----------       -----------   -----------
    Total net assets...  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ============   ==========    ===========       ===========       ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......     3,382,912       97,524      2,259,702         1,484,655         1,224,993     1,602,726
                         ============   ==========    ===========       ===========       ===========   ===========
Cost of investments....  $123,184,060   $1,026,490    $29,909,791       $16,161,036       $18,864,749   $15,901,231
                         ============   ==========    ===========       ===========       ===========   ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $       5.72   $    11.98    $     15.08       $      8.80       $      8.08   $     16.74
                         ============   ==========    ===========       ===========       ===========   ===========
    Highest............  $      14.22   $    15.56    $     26.11       $     12.78       $     15.09   $     20.73
                         ============   ==========    ===========       ===========       ===========   ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                          THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                            THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                            INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                             FUNDS, INC.   (CLASS II)     (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- -------------- ------------- ------------- -------------
                                           VAN KAMPEN     VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN
                             VAN KAMPEN   UIF EMERGING   UIF EMERGING   UIF GLOBAL    VAN KAMPEN    UIF MID CAP
                              UIF U.S.    MARKETS DEBT  MARKETS EQUITY   FRANCHISE    UIF GROWTH      GROWTH
                             REAL ESTATE   (CLASS II)     (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                            ------------- ------------- -------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             -----------   -----------   -----------    -----------   ----------    -----------
    Total assets...........  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             ===========   ===========   ===========    ===========   ==========    ===========
NET ASSETS
Accumulation units.........  $21,785,440   $17,119,486   $12,492,122    $55,993,234   $7,691,261    $26,229,785
Contracts in payout
 (annuitization) period....       77,652        75,073            --        378,874       17,163         22,484
                             -----------   -----------   -----------    -----------   ----------    -----------
    Total net assets.......  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             ===========   ===========   ===========    ===========   ==========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,611,134     2,081,666       999,370      3,572,377      389,905      2,360,816
                             ===========   ===========   ===========    ===========   ==========    ===========
Cost of investments........  $22,782,625   $16,967,249   $13,992,725    $51,918,434   $5,536,837    $24,742,488
                             ===========   ===========   ===========    ===========   ==========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     20.14   $     17.17   $     27.18    $     15.51   $    12.77    $     10.73
                             ===========   ===========   ===========    ===========   ==========    ===========
    Highest................  $     35.59   $     23.76   $     30.49    $     21.30   $    16.45    $     23.16
                             ===========   ===========   ===========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                THE UNIVERSAL  THE UNIVERSAL
                                                INSTITUTIONAL  INSTITUTIONAL
                                                 FUNDS, INC.    FUNDS, INC.
                                                  (CLASS II)    (CLASS II)
                                                 SUB-ACCOUNT    SUB-ACCOUNT
                                                -------------- -------------
                                                VAN KAMPEN UIF  VAN KAMPEN
                                                SMALL COMPANY    UIF U.S.
                                                    GROWTH      REAL ESTATE
                                                  (CLASS II)    (CLASS II)
                                                -------------- -------------
    ASSETS
    Investments, at fair value.................  $11,112,338    $45,526,129
                                                 -----------    -----------
        Total assets...........................  $11,112,338    $45,526,129
                                                 ===========    ===========
    NET ASSETS
    Accumulation units.........................  $11,066,804    $45,345,911
    Contracts in payout (annuitization) period.       45,534        180,218
                                                 -----------    -----------
        Total net assets.......................  $11,112,338    $45,526,129
                                                 ===========    ===========
    FUND SHARE INFORMATION
    Number of shares...........................      750,327      3,372,306
                                                 ===========    ===========
    Cost of investments........................  $10,692,558    $48,621,618
                                                 ===========    ===========
    ACCUMULATION UNIT FAIR VALUE
        Lowest.................................  $     16.93    $     20.25
                                                 ===========    ===========
        Highest................................  $     19.16    $     25.94
                                                 ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                            SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                             TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- ----------- ----------- -----------
                                              AST                     AST
                                           ACADEMIC                AMERICAN       AST                     AST
                                          STRATEGIES      AST       CENTURY    BALANCED       AST        BOND
                                             ASSET     ADVANCED    INCOME &      ASSET     BLACKROCK   PORTFOLIO
                                          ALLOCATION  STRATEGIES    GROWTH    ALLOCATION   VALUE (A)     2018
                                          ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   45,938   $  24,085    $   38    $   58,126    $  117     $  4,420
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (116,734)    (36,208)      (56)     (120,496)     (194)     (12,639)
    Administrative expense...............    (11,215)     (3,658)       (7)      (13,969)      (24)      (1,345)
                                          ----------   ---------    ------    ----------    ------     --------
    Net investment income (loss).........    (82,011)    (15,781)      (25)      (76,339)     (101)      (9,564)
                                          ----------   ---------    ------    ----------    ------     --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  2,593,398     911,943     6,274     3,750,170     2,738      368,912
    Cost of investments sold.............  2,459,338     796,629     6,193     3,256,131     3,109      350,229
                                          ----------   ---------    ------    ----------    ------     --------
       Realized gains (losses) on
        fund shares......................    134,060     115,314        81       494,039      (371)      18,683
Realized gain distributions..............         --          --        --            --        --      100,798
                                          ----------   ---------    ------    ----------    ------     --------
    Net realized gains (losses)..........    134,060     115,314        81       494,039      (371)     119,481
Change in unrealized gains (losses)......   (471,301)   (170,957)     (184)     (788,216)      191      (10,769)
                                          ----------   ---------    ------    ----------    ------     --------
    Net realized and unrealized gains
     (losses) on investments.............   (337,241)    (55,643)     (103)     (294,177)     (180)     108,712
                                          ----------   ---------    ------    ----------    ------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................. $ (419,252)  $ (71,424)   $ (128)   $ (370,516)   $ (281)    $ 99,148
                                          ==========   =========    ======    ==========    ======     ========

--------
(a)Previously known as AST DeAm Large-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST         AST
                                                  AST         AST         AST         AST       CAPITAL       CLS
                                                 BOND        BOND        BOND        BOND       GROWTH      GROWTH
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                                 2019        2020        2021      2022 (B)   ALLOCATION  ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  3,355   $    5,507   $    549    $     --   $   30,567   $    748
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (6,607)      (6,574)    (6,619)     (1,999)     (94,204)    (3,129)
    Administrative expense...................      (604)        (624)      (677)       (207)      (9,398)      (450)
                                               --------   ----------   --------    --------   ----------   --------
    Net investment income (loss).............    (3,856)      (1,691)    (6,747)     (2,206)     (73,035)    (2,831)
                                               --------   ----------   --------    --------   ----------   --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   220,047    1,054,982    912,834     177,361    2,853,914    127,435
    Cost of investments sold.................   223,980    1,058,234    863,724     174,676    2,697,319    111,921
                                               --------   ----------   --------    --------   ----------   --------
       Realized gains (losses) on fund
        shares...............................    (3,933)      (3,252)    49,110       2,685      156,595     15,514
Realized gain distributions..................    69,832       68,618         --          --           --      2,591
                                               --------   ----------   --------    --------   ----------   --------
    Net realized gains (losses)..............    65,899       65,366     49,110       2,685      156,595     18,105
Change in unrealized gains (losses)..........   (10,250)         677     39,914      21,651     (462,239)   (28,502)
                                               --------   ----------   --------    --------   ----------   --------
    Net realized and unrealized gains
     (losses) on investments.................    55,649       66,043     89,024      24,336     (305,644)   (10,397)
                                               --------   ----------   --------    --------   ----------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 51,793   $   64,352   $ 82,277    $ 22,130   $ (378,679)  $(13,228)
                                               ========   ==========   ========    ========   ==========   ========

--------
(b)For the period beginning January 3, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                            SERIES      SERIES      SERIES        SERIES       SERIES       SERIES
                                             TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- -------------- ----------- ------------
                                              AST                                                            AST
                                              CLS         AST         AST         AST FI         AST     FIRST TRUST
                                           MODERATE     COHEN &    FEDERATED    PYRAMIS(R)   FIRST TRUST   CAPITAL
                                             ASSET      STEERS    AGGRESSIVE      ASSET       BALANCED   APPRECIATION
                                          ALLOCATION    REALTY      GROWTH    ALLOCATION (C)   TARGET       TARGET
                                          ----------- ----------- ----------- -------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   6,644    $  276      $    66      $    439    $   47,097  $   145,713
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (24,725)     (593)        (210)       (2,898)      (41,233)    (201,405)
    Administrative expense...............     (2,632)      (63)         (25)         (322)       (4,242)     (19,298)
                                           ---------    ------      -------      --------    ----------  -----------
    Net investment income (loss).........    (20,713)     (380)        (169)       (2,781)        1,622      (74,990)
                                           ---------    ------      -------      --------    ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    395,974     1,610        3,198       136,811     1,602,408    9,669,188
    Cost of investments sold.............    343,212     1,770        3,349       123,831     1,462,298    9,405,089
                                           ---------    ------      -------      --------    ----------  -----------
       Realized gains (losses) on
        fund shares......................     52,762      (160)        (151)       12,980       140,110      264,099
Realized gain distributions..............     26,632        --           --         7,572            --           --
                                           ---------    ------      -------      --------    ----------  -----------
    Net realized gains (losses)..........     79,394      (160)        (151)       20,552       140,110      264,099
Change in unrealized gains (losses)......   (132,101)    2,543       (3,230)      (34,121)     (272,461)  (1,572,745)
                                           ---------    ------      -------      --------    ----------  -----------
    Net realized and unrealized gains
     (losses) on investments.............    (52,707)    2,383       (3,381)      (13,569)     (132,351)  (1,308,646)
                                           ---------    ------      -------      --------    ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $ (73,420)   $2,003      $(3,550)     $(16,350)   $ (130,729) $(1,383,636)
                                           =========    ======      =======      ========    ==========  ===========

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ----------- ----------- ----------- -----------
                                                              AST          AST         AST         AST
                                                            GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                                                  AST        SACHS        SACHS       SACHS       SACHS
                                                GLOBAL    CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP      AST
                                              REAL ESTATE    GROWTH     VALUE (D)    GROWTH       VALUE    HIGH YIELD
                                              ----------- ------------ ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $  51      $    76      $   163     $    --     $    62     $ 2,103
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (34)        (592)        (216)       (578)        (94)       (391)
    Administrative expense...................       (4)         (80)         (25)        (73)        (11)        (54)
                                                 -----      -------      -------     -------     -------     -------
    Net investment income (loss).............       13         (596)         (78)       (651)        (43)      1,658
                                                 -----      -------      -------     -------     -------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      900          937          253         805       9,497      56,720
    Cost of investments sold.................      860          798          332         793      10,771      52,485
                                                 -----      -------      -------     -------     -------     -------
       Realized gains (losses) on fund
        shares...............................       40          139          (79)         12      (1,274)      4,235
Realized gain distributions..................       --           --           --       2,518          --          --
                                                 -----      -------      -------     -------     -------     -------
    Net realized gains (losses)..............       40          139          (79)      2,530      (1,274)      4,235
Change in unrealized gains (losses)..........     (272)      (2,419)      (1,009)     (3,992)         27      (4,548)
                                                 -----      -------      -------     -------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................     (232)      (2,280)      (1,088)     (1,462)     (1,247)       (313)
                                                 -----      -------      -------     -------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $(219)     $(2,876)     $(1,166)    $(2,113)    $(1,290)    $ 1,345
                                                 =====      =======      =======     =======     =======     =======

--------
(d)Previously known as AST AllianceBernstein Growth & Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                            SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                             TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ----------- ------------- ------------- -----------  -------------
                                              AST         AST
                                            HORIZON     HORIZON                                   AST           AST
                                            GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                             ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                          ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                          ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    444    $  2,500      $   320      $    974    $   178,477     $   604
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (1,819)     (6,561)        (559)         (837)       (60,645)       (688)
    Administrative expense...............      (213)       (783)         (77)         (110)        (6,836)        (74)
                                           --------    --------      -------      --------    -----------     -------
    Net investment income (loss).........    (1,588)     (4,844)        (316)           27        110,996        (158)
                                           --------    --------      -------      --------    -----------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    57,967     203,361        6,935         3,890     10,645,603         768
    Cost of investments sold.............    53,475     187,759        7,423         4,688     11,189,744         803
                                           --------    --------      -------      --------    -----------     -------
       Realized gains (losses) on
        fund shares......................     4,492      15,602         (488)         (798)      (544,141)        (35)
Realized gain distributions..............     5,712      25,592           --            --        799,543          --
                                           --------    --------      -------      --------    -----------     -------
    Net realized gains (losses)..........    10,204      41,194         (488)         (798)       255,402         (35)
Change in unrealized gains (losses)......   (14,329)    (53,927)      (6,920)       (9,316)       (37,663)     (5,098)
                                           --------    --------      -------      --------    -----------     -------
    Net realized and unrealized gains
     (losses) on investments.............    (4,125)    (12,733)      (7,408)      (10,114)       217,739      (5,133)
                                           --------    --------      -------      --------    -----------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ (5,713)   $(17,577)     $(7,724)     $(10,087)   $   328,735     $(5,291)
                                           ========    ========      =======      ========    ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          ADVANCED       ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                           SERIES         SERIES        SERIES        SERIES      SERIES      SERIES
                                            TRUST          TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------------- ----------- --------------- ----------- ----------- -----------
                                             AST                                        AST
                                          JPMORGAN          AST     AST LORD ABBETT   MARSICO       AST         AST
                                          STRATEGIC      LARGE-CAP    CORE FIXED      CAPITAL   MFS GLOBAL      MFS
                                      OPPORTUNITIES (E)    VALUE      INCOME (F)      GROWTH      EQUITY      GROWTH
                                      ----------------- ----------- --------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   32,450        $  7         $  885        $   211     $   186     $   51
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (51,945)         (6)          (543)        (1,063)       (443)      (149)
    Administrative expense...........        (5,360)         (1)           (76)          (115)        (61)       (22)
                                         ----------        ----         ------        -------     -------     ------
    Net investment income
     (loss)..........................       (24,855)         --            266           (967)       (318)      (120)
                                         ----------        ----         ------        -------     -------     ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,491,563           8          6,414          1,827         514      1,643
    Cost of investments sold.........     1,380,059          11          5,962          1,809         562      1,452
                                         ----------        ----         ------        -------     -------     ------
       Realized gains (losses)
        on fund shares...............       111,504          (3)           452             18         (48)       191
Realized gain distributions..........            --          --             --             --          --         --
                                         ----------        ----         ------        -------     -------     ------
    Net realized gains (losses)......       111,504          (3)           452             18         (48)       191
Change in unrealized gains
 (losses)............................      (173,366)        (28)         3,635           (900)     (1,407)      (289)
                                         ----------        ----         ------        -------     -------     ------
    Net realized and unrealized
     gains (losses) on
     investments.....................       (61,862)        (31)         4,087           (882)     (1,455)       (98)
                                         ----------        ----         ------        -------     -------     ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  (86,717)       $(31)        $4,353        $(1,849)    $(1,773)    $ (218)
                                         ==========        ====         ======        =======     =======     ======

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                          AST
                                                                       NEUBERGER      AST         AST         AST
                                                                        BERMAN/    NEUBERGER   NEUBERGER  PARAMETRIC
                                                  AST         AST         LSV       BERMAN      BERMAN     EMERGING
                                                MID-CAP      MONEY      MID-CAP     MID-CAP    SMALL-CAP    MARKETS
                                                 VALUE      MARKET       VALUE      GROWTH    GROWTH (G)    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   236    $     116    $   315     $   --      $   --      $   258
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (513)      (6,769)      (430)      (354)        (32)        (407)
    Administrative expense...................       (58)        (865)       (55)       (50)         (4)         (46)
                                                -------    ---------    -------     ------      ------      -------
    Net investment income (loss).............      (335)      (7,518)      (170)      (404)        (36)        (195)
                                                -------    ---------    -------     ------      ------      -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................       586      438,600      5,194      3,541       8,828       19,038
    Cost of investments sold.................       462      438,600      5,019      3,132       6,973       19,424
                                                -------    ---------    -------     ------      ------      -------
       Realized gains (losses) on fund
        shares...............................       124           --        175        409       1,855         (386)
Realized gain distributions..................        --           --         --         --          --           --
                                                -------    ---------    -------     ------      ------      -------
    Net realized gains (losses)..............       124           --        175        409       1,855         (386)
Change in unrealized gains (losses)..........    (1,701)          --     (1,376)        99        (883)      (6,898)
                                                -------    ---------    -------     ------      ------      -------
    Net realized and unrealized gains
     (losses) on investments.................    (1,577)          --     (1,201)       508         972       (7,284)
                                                -------    ---------    -------     ------      ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $(1,912)   $ (7,518)    $(1,371)    $  104      $  936      $(7,479)
                                                =======    =========    =======     ======      ======      =======

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $ 1,004     $ 7,176     $   74,063    $  195     $  14,104    $   --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,229)     (6,624)      (118,687)     (319)      (11,835)      (32)
    Administrative expense...................      (165)       (616)       (12,547)      (43)       (1,211)       (4)
                                                -------     -------     ----------    ------     ---------    ------
    Net investment income (loss).............      (390)        (64)       (57,171)     (167)        1,058       (36)
                                                -------     -------     ----------    ------     ---------    ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     8,459      12,496      2,127,838     3,574       545,868     1,181
    Cost of investments sold.................     8,891      12,200      1,870,076     3,226       510,883     1,080
                                                -------     -------     ----------    ------     ---------    ------
       Realized gains (losses) on fund
        shares...............................      (432)        296        257,762       348        34,985       101
Realized gain distributions..................     1,841      13,942             --        --         8,163        --
                                                -------     -------     ----------    ------     ---------    ------
    Net realized gains (losses)..............     1,409      14,238        257,762       348        43,148       101
Change in unrealized gains (losses)..........        75      (8,584)      (242,045)      327      (109,998)     (171)
                                                -------     -------     ----------    ------     ---------    ------
    Net realized and unrealized gains
     (losses) on investments.................     1,484       5,654         15,717       675       (66,850)      (70)
                                                -------     -------     ----------    ------     ---------    ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $ 1,094     $ 5,590     $  (41,454)   $  508     $ (65,792)   $ (106)
                                                =======     =======     ==========    ======     =========    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES        SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST         TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -------------
                                                           AST           AST                         AST           AST
                                              AST     T. ROWE PRICE T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE
                                           SMALL-CAP      ASSET        EQUITY     T. ROWE PRICE   LARGE-CAP      NATURAL
                                             VALUE     ALLOCATION    INCOME (H)    GLOBAL BOND     GROWTH       RESOURCES
                                          ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   178    $   61,643      $   475       $ 2,496       $    --      $    647
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (386)      (85,956)        (723)       (1,192)         (391)       (1,582)
    Administrative expense...............       (48)       (8,598)         (69)         (145)          (49)         (186)
                                            -------    ----------      -------       -------       -------      --------
    Net investment income (loss).........      (256)      (32,911)        (317)        1,159          (440)       (1,121)
                                            -------    ----------      -------       -------       -------      --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     2,490     2,195,658        2,056         4,183         1,651        21,548
    Cost of investments sold.............     1,994     2,013,570        2,366         4,198         1,427        22,694
                                            -------    ----------      -------       -------       -------      --------
       Realized gains (losses) on
        fund shares......................       496       182,088         (310)          (15)          224        (1,146)
Realized gain distributions..............        --            --           --           698            --            --
                                            -------    ----------      -------       -------       -------      --------
    Net realized gains (losses)..........       496       182,088         (310)          683           224        (1,146)
Change in unrealized gains (losses)......    (2,629)     (212,025)        (882)          707          (815)      (21,080)
                                            -------    ----------      -------       -------       -------      --------
    Net realized and unrealized gains
     (losses) on investments.............    (2,133)      (29,937)      (1,192)        1,390          (591)      (22,226)
                                            -------    ----------      -------       -------       -------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $(2,389)   $  (62,848)     $(1,509)      $ 2,549       $(1,031)     $(23,347)
                                            =======    ==========      =======       =======       =======      ========

--------
(h)Previously known as AST AllianceBernstein Core Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                          ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED        ADVANCED
                                           SERIES       SERIES      SERIES      SERIES      SERIES          SERIES
                                            TRUST       TRUST        TRUST       TRUST       TRUST           TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT     SUB-ACCOUNT
                                         ----------- ------------ ----------- ----------- ----------- -------------------
                                             AST       FRANKLIN
                                         WELLINGTON   TEMPLETON                             PROFUND
                                         MANAGEMENT  VIP FOUNDING   PROFUND     PROFUND       VP            PROFUND
                                           HEDGED       FUNDS         VP          VP        MID-CAP           VP
                                         EQUITY (I)   ALLOCATION  FINANCIALS  HEALTH CARE    VALUE    TELE-COMMUNICATIONS
                                         ----------- ------------ ----------- ----------- ----------- -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   342    $      510     $  --       $  8        $   7           $ 78
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (1,571)      (38,296)      (30)       (34)         (57)           (33)
    Administrative expense..............      (168)       (4,537)       (3)        (4)          (7)            (4)
                                           -------    ----------     -----       ----        -----           ----
    Net investment income
     (loss).............................    (1,397)      (42,323)      (33)       (30)         (57)            41
                                           -------    ----------     -----       ----        -----           ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    14,921     1,806,193        34         38           73             37
    Cost of investments sold............    13,788     1,632,408        37         36           39             36
                                           -------    ----------     -----       ----        -----           ----
       Realized gains (losses) on
        fund shares.....................     1,133       173,785        (3)         2           34              1
Realized gain distributions.............        --            --        --         --           --             --
                                           -------    ----------     -----       ----        -----           ----
    Net realized gains (losses).........     1,133       173,785        (3)         2           34              1
Change in unrealized gains
 (losses)...............................    (5,653)     (312,220)     (358)       226         (208)             1
                                           -------    ----------     -----       ----        -----           ----
    Net realized and unrealized
     gains (losses) on
     investments........................    (4,520)     (138,435)     (361)       228         (174)             2
                                           -------    ----------     -----       ----        -----           ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $(5,917)   $ (180,758)    $(394)      $198        $(231)          $ 43
                                           =======    ==========     =====       ====        =====           ====

--------
(i)Previously known as AST Aggressive Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                      ALLIANCE     ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                      BERNSTEIN    BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                          ADVANCED    VARIABLE     VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           SERIES      PRODUCT      PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                            TRUST    SERIES FUND  SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ------------- -------------
                                                                   ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           PROFUND    ALLIANCE   BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                             VP       BERNSTEIN    GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                          UTILITIES  VPS GROWTH     INCOME         VALUE        GROWTH       CAP VALUE
                                         ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $1,158    $       --   $   760,796   $   693,580   $    16,523   $    60,384
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (624)     (374,065)   (1,052,872)     (266,551)     (293,096)     (335,014)
    Administrative expense..............      (70)      (37,963)      (83,684)      (34,781)      (23,820)      (43,435)
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net investment income
     (loss).............................      464      (412,028)     (375,760)      392,248      (300,393)     (318,065)
                                           ------    ----------   -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    1,791     5,969,167    18,026,258     4,139,099     3,826,382     5,652,972
    Cost of investments sold............    1,498     5,174,378    21,281,059     5,213,672     3,311,674     5,238,456
                                           ------    ----------   -----------   -----------   -----------   -----------
       Realized gains (losses) on
        fund shares.....................      293       794,789    (3,254,801)   (1,074,573)      514,708       414,516
Realized gain distributions.............       --            --            --            --            --            --
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net realized gains (losses).........      293       794,789    (3,254,801)   (1,074,573)      514,708       414,516
Change in unrealized gains
 (losses)...............................    6,158      (444,175)    6,661,474    (3,045,290)   (1,035,026)   (2,382,958)
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    6,451       350,614     3,406,673    (4,119,863)     (520,318)   (1,968,442)
                                           ------    ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $6,915    $  (61,414)  $ 3,030,913   $(3,727,615)  $  (820,711)  $(2,286,507)
                                           ======    ==========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                           ALLIANCE                                        DREYFUS
                                           BERNSTEIN       AMERICAN         AMERICAN      SOCIALLY                   DREYFUS
                                           VARIABLE        CENTURY          CENTURY      RESPONSIBLE                VARIABLE
                                            PRODUCT        VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK INVESTMENT
                                          SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND      FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ---------------- ---------------- ----------- ------------- -----------
                                                                                           DREYFUS
                                           ALLIANCE        AMERICAN         AMERICAN      SOCIALLY
                                         BERNSTEIN VPS     CENTURY         CENTURY VP    RESPONSIBLE DREYFUS STOCK VIF GROWTH
                                             VALUE       VP BALANCED     INTERNATIONAL   GROWTH FUND  INDEX FUND    & INCOME
                                         ------------- ---------------- ---------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  20,743        $ 205            $  66         $   164      $ 8,604      $ 1,346
Charges from Lincoln Benefit Life
 Company:...............................
    Mortality and expense risk..........     (25,831)        (146)             (65)           (223)      (6,234)      (1,482)
    Administrative expense..............      (3,311)         (11)              (4)            (16)        (473)        (110)
                                           ---------        -----            -----         -------      -------      -------
    Net investment income (loss)........      (8,399)          48               (3)            (75)       1,897         (246)
                                           ---------        -----            -----         -------      -------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     650,137          841               73           4,040       69,699       36,362
    Cost of investments sold............     786,070          892               65           2,522       67,251       38,801
                                           ---------        -----            -----         -------      -------      -------
       Realized gains (losses) on
        fund shares.....................    (135,933)         (51)               8           1,518        2,448       (2,439)
Realized gain distributions.............          --           --               --              --        3,169           --
                                           ---------        -----            -----         -------      -------      -------
    Net realized gains (losses).........    (135,933)         (51)               8           1,518        5,617       (2,439)
Change in unrealized gains
 (losses)...............................      56,699          395             (654)         (2,018)      (7,207)        (803)
                                           ---------        -----            -----         -------      -------      -------
    Net realized and unrealized
     gains (losses) on
     investments........................     (79,234)         344             (646)           (500)      (1,590)      (3,242)
                                           ---------        -----            -----         -------      -------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $ (87,633)       $ 392            $(649)        $  (575)     $   307      $(3,488)
                                           =========        =====            =====         =======      =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                            DREYFUS        DWS         DWS         DWS         DWS           DWS
                                            VARIABLE    VARIABLE    VARIABLE    VARIABLE     VARIABLE     VARIABLE
                                           INVESTMENT  INVESTMENT  INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT
                                              FUND      SERIES I    SERIES I    SERIES I     SERIES I     SERIES I
                                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ----------- ----------- ----------- ------------ -------------
                                                                                   DWS
                                                                       DWS       GLOBAL
                                                                     CAPITAL    SMALL CAP      DWS           DWS
                                              VIF          DWS       GROWTH      GROWTH     GROWTH AND  INTERNATIONAL
                                          MONEY MARKET BOND VIP A     VIP A     VIP A (J)  INCOME VIP A     VIP A
                                          ------------ ----------- ----------- ----------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $     38    $ 34,071    $   8,193   $  17,332    $  4,843     $  6,214
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (8,959)     (1,856)      (4,626)     (4,814)     (1,750)      (1,513)
    Administrative expense...............       (677)     (1,387)      (3,296)     (3,340)     (1,246)      (1,028)
                                            --------    --------    ---------   ---------    --------     --------
    Net investment income (loss).........     (9,598)     30,828          271       9,178       1,847        3,673
                                            --------    --------    ---------   ---------    --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    431,376     936,347      416,362     271,816     265,598       38,023
    Cost of investments sold.............    431,376     999,145      371,502     260,688     291,126       51,602
                                            --------    --------    ---------   ---------    --------     --------
       Realized gains (losses) on
        fund shares......................         --     (62,798)      44,860      11,128     (25,528)     (13,579)
Realized gain distributions..............         --          --           --          --          --           --
                                            --------    --------    ---------   ---------    --------     --------
    Net realized gains (losses)..........         --     (62,798)      44,860      11,128     (25,528)     (13,579)
Change in unrealized gains (losses)......         --      53,772     (102,810)   (151,443)     19,209      (51,919)
                                            --------    --------    ---------   ---------    --------     --------
    Net realized and unrealized gains
     (losses) on investments.............         --      (9,026)     (57,950)   (140,315)     (6,319)     (65,498)
                                            --------    --------    ---------   ---------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ (9,598)   $ 21,802    $ (57,679)  $(131,137)   $ (4,472)    $(61,825)
                                            ========    ========    =========   =========    ========     ========

--------
(j)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             DWS         DWS         DWS                      FIDELITY      FIDELITY
                                          VARIABLE    VARIABLE     VARIABLE     FEDERATED     VARIABLE      VARIABLE
                                         INVESTMENT  INVESTMENT   INVESTMENT    INSURANCE     INSURANCE     INSURANCE
                                          SERIES II   SERIES II   SERIES II      SERIES     PRODUCTS FUND PRODUCTS FUND
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ------------ ------------- ------------- -------------
                                                                     DWS
                                                         DWS        SMALL
                                             DWS        MONEY      MID CAP      FEDERATED
                                          BALANCED     MARKET       GROWTH        PRIME          VIP           VIP
                                          VIP A II    VIP A II   VIP A II (K) MONEY FUND II  CONTRAFUND   EQUITY-INCOME
                                         ----------- ----------- ------------ ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 21,322    $     30     $  1,796    $       --    $   52,584     $ 23,894
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (5,636)     (1,255)      (1,484)     (131,157)      (70,662)     (13,006)
    Administrative expense..............    (4,041)       (868)      (1,048)       (9,972)       (5,671)      (1,021)
                                          --------    --------     --------    ----------    ----------     --------
    Net investment income
     (loss).............................    11,645      (2,093)        (736)     (141,129)      (23,749)       9,867
                                          --------    --------     --------    ----------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   242,504     554,641      329,717     2,988,390     1,887,223      201,983
    Cost of investments sold............   236,318     554,641      305,839     2,988,390     1,875,745      228,784
                                          --------    --------     --------    ----------    ----------     --------
       Realized gains (losses) on
        fund shares.....................     6,186          --       23,878            --        11,478      (26,801)
Realized gain distributions.............        --          --           --            --            --           --
                                          --------    --------     --------    ----------    ----------     --------
    Net realized gains (losses).........     6,186          --       23,878            --        11,478      (26,801)
Change in unrealized gains
 (losses)...............................   (44,163)         --      (33,303)           --      (141,592)      12,210
                                          --------    --------     --------    ----------    ----------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................   (37,977)         --       (9,425)           --      (130,114)     (14,591)
                                          --------    --------     --------    ----------    ----------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(26,332)   $ (2,093)    $(10,161)   $ (141,129)   $ (153,863)    $ (4,724)
                                          ========    ========     ========    ==========    ==========     ========

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY    FIDELITY VARIABLE
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- -----------------
                                                                               VIP                        VIP ASSET
                                                   VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                 VIP GROWTH    HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                ------------- ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 11,308      $ 70,543     $   80,970     $ 49,096      $  15,625       $    734
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................    (40,663)      (14,380)       (56,015)     (21,416)       (14,944)        (1,130)
    Administrative
     expense...................     (3,257)       (1,176)        (4,495)      (1,800)        (1,223)           (83)
                                  --------      --------     ----------     --------      ---------       --------
    Net investment income
     (loss)....................    (32,612)       54,987         20,460       25,880           (542)          (479)
                                  --------      --------     ----------     --------      ---------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    745,093       454,662      1,372,649      706,346        396,434         50,800
    Cost of investments
     sold......................    711,715       477,368      1,279,220      680,639        414,277         43,346
                                  --------      --------     ----------     --------      ---------       --------
       Realized gains
        (losses) on fund
        shares.................     33,378       (22,706)        93,429       25,707        (17,843)         7,454
Realized gain distributions....     11,329            --        115,234       48,265          2,578            106
                                  --------      --------     ----------     --------      ---------       --------
    Net realized gains
     (losses)..................     44,707       (22,706)       208,663       73,972        (15,265)         7,560
Change in unrealized gains
 (losses)......................    (34,590)       (3,888)      (160,427)       5,275       (192,264)       (16,951)
                                  --------      --------     ----------     --------      ---------       --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............     10,117       (26,594)        48,236       79,247       (207,529)        (9,391)
                                  --------      --------     ----------     --------      ---------       --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(22,495)     $ 28,393     $   68,696     $105,127      $(208,071)      $ (9,870)
                                  ========      ========     ==========     ========      =========       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                  VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                  INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                              (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                              ----------------- ----------------- ----------------- ----------------- -----------------

                                                       VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM
                               VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO
                              (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   495,173        $ 16,619         $  165,453        $  123,724        $   42,129
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (968,396)        (11,801)          (127,011)         (101,112)          (38,647)
    Administrative
     expense.................       (131,491)           (803)           (16,945)          (13,378)           (5,325)
                                 -----------        --------         ----------        ----------        ----------
    Net investment
     income (loss)...........       (604,714)          4,015             21,497             9,234            (1,843)
                                 -----------        --------         ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     19,794,744         254,997          2,021,963         2,805,482         2,162,602
    Cost of investments
     sold....................     22,617,217         280,193          1,962,996         2,742,732         2,114,198
                                 -----------        --------         ----------        ----------        ----------
       Realized gains
        (losses) on
        fund shares..........     (2,822,473)        (25,196)            58,967            62,750            48,404
Realized gain
 distributions...............             --              --             45,626            23,679             6,583
                                 -----------        --------         ----------        ----------        ----------
    Net realized gains
     (losses)................     (2,822,473)        (25,196)           104,593            86,429            54,987
Change in unrealized gains
 (losses)....................        878,933          20,481           (305,141)         (286,775)         (104,202)
                                 -----------        --------         ----------        ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     (1,943,540)         (4,715)          (200,548)         (200,346)          (49,215)
                                 -----------        --------         ----------        ----------        ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $(2,548,254)       $   (700)        $ (179,051)       $ (191,112)       $  (51,058)
                                 ===========        ========         ==========        ==========        ==========

                                  FIDELITY
                                  VARIABLE
                                  INSURANCE
                                PRODUCTS FUND
                              (SERVICE CLASS 2)
                                 SUB-ACCOUNT
                              -----------------
                                 VIP FREEDOM
                                   INCOME
                                  PORTFOLIO
                              (SERVICE CLASS 2)
                              -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   51,255
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (45,730)
    Administrative
     expense.................        (6,246)
                                 ----------
    Net investment
     income (loss)...........          (721)
                                 ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     1,194,683
    Cost of investments
     sold....................     1,181,016
                                 ----------
       Realized gains
        (losses) on
        fund shares..........        13,667
Realized gain
 distributions...............        12,263
                                 ----------
    Net realized gains
     (losses)................        25,930
Change in unrealized gains
 (losses)....................       (46,140)
                                 ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............       (20,210)
                                 ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $  (20,931)
                                 ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                    FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                    VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                    INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                  PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                                     VIP GROWTH            VIP            VIP HIGH
                                   VIP GROWTH         & INCOME        GROWTH STOCK         INCOME         VIP INDEX 500
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    172         $  184,444        $       --        $  452,321        $  119,763
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................       (2,738)          (136,286)          (30,264)         (101,946)          (96,546)
    Administrative
     expense...................         (189)           (17,789)           (4,079)          (13,080)          (12,734)
                                    --------         ----------        ----------        ----------        ----------
    Net investment income
     (loss)....................       (2,755)            30,369           (34,343)          337,295            10,483
                                    --------         ----------        ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      123,388          2,288,486         1,684,820         1,906,287         2,100,247
    Cost of investments
     sold......................      100,926          2,392,325         1,575,660         1,925,660         2,142,436
                                    --------         ----------        ----------        ----------        ----------
       Realized gains
        (losses) on fund
        shares.................       22,462           (103,839)          109,160           (19,373)          (42,189)
Realized gain
 distributions.................          675                 --                --                --           173,069
                                    --------         ----------        ----------        ----------        ----------
    Net realized gains
     (losses)..................       23,137           (103,839)          109,160           (19,373)          130,880
Change in unrealized gains
 (losses)......................      (18,738)           214,920          (130,028)         (162,363)         (108,172)
                                    --------         ----------        ----------        ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............        4,399            111,081           (20,868)         (181,736)           22,708
                                    --------         ----------        ----------        ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $  1,644         $  141,450        $  (55,211)       $  155,559        $   33,191
                                    ========         ==========        ==========        ==========        ==========

                                    FIDELITY
                                    VARIABLE
                                    INSURANCE
                                  PRODUCTS FUND
                                (SERVICE CLASS 2)
                                   SUB-ACCOUNT
                                -----------------
                                 VIP INVESTMENT
                                   GRADE BOND
                                (SERVICE CLASS 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................       $ 44
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................        (22)
    Administrative
     expense...................         (1)
                                      ----
    Net investment income
     (loss)....................         21
                                      ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........         41
    Cost of investments
     sold......................         40
                                      ----
       Realized gains
        (losses) on fund
        shares.................          1
Realized gain
 distributions.................         38
                                      ----
    Net realized gains
     (losses)..................         39
Change in unrealized gains
 (losses)......................         14
                                      ----
    Net realized and
     unrealized gains
     (losses) on
     investments...............         53
                                      ----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................       $ 74
                                      ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY         FRANKLIN       FRANKLIN
                                          VARIABLE          VARIABLE          VARIABLE        TEMPLETON      TEMPLETON
                                          INSURANCE         INSURANCE         INSURANCE        VARIABLE       VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- -------------- --------------
                                                                                               FRANKLIN       FRANKLIN
                                                            VIP MONEY                          FLEX CAP      GROWTH AND
                                         VIP MIDCAP          MARKET         VIP OVERSEAS        GROWTH         INCOME
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES
                                      ----------------- ----------------- ----------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $     3,940       $     1,762         $   445        $       --    $ 1,452,721
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (287,044)         (256,242)           (639)          (54,189)      (552,361)
    Administrative expense...........        (39,382)          (31,234)            (39)           (7,104)       (75,343)
                                         -----------       -----------         -------        ----------    -----------
    Net investment income
     (loss)..........................       (322,486)         (285,714)           (233)          (61,293)       825,017
                                         -----------       -----------         -------        ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      6,435,640        14,298,684          16,355         1,134,220     11,491,013
    Cost of investments sold.........      6,330,292        14,298,684          18,466           929,072     13,176,794
                                         -----------       -----------         -------        ----------    -----------
       Realized gains (losses)
        on fund shares...............        105,348                --          (2,111)          205,148     (1,685,781)
Realized gain distributions..........         30,961                --              80                --             --
                                         -----------       -----------         -------        ----------    -----------
    Net realized gains
     (losses)........................        136,309                --          (2,031)          205,148     (1,685,781)
Change in unrealized gains
 (losses)............................     (2,336,860)               --          (4,893)         (344,178)     1,213,282
                                         -----------       -----------         -------        ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (2,200,551)               --          (6,924)         (139,030)      (472,499)
                                         -----------       -----------         -------        ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(2,523,037)      $  (285,714)        $(7,157)       $ (200,323)   $   352,518
                                         ===========       ===========         =======        ==========    ===========

                                          FRANKLIN
                                          TEMPLETON
                                          VARIABLE
                                          INSURANCE
                                       PRODUCTS TRUST
                                         SUB-ACCOUNT
                                      -----------------


                                        FRANKLIN HIGH
                                      INCOME SECURITIES
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $  716,331
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (175,413)
    Administrative expense...........       (17,472)
                                         ----------
    Net investment income
     (loss)..........................       523,446
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,614,496
    Cost of investments sold.........     3,454,891
                                         ----------
       Realized gains (losses)
        on fund shares...............       159,605
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................       159,605
Change in unrealized gains
 (losses)............................      (345,045)
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (185,440)
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  338,006
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                            FRANKLIN       FRANKLIN       FRANKLIN
                                             FRANKLIN      LARGE CAP      SMALL CAP    SMALL-MID CAP
                                              INCOME         GROWTH         VALUE          GROWTH     FRANKLIN U.S.
                                            SECURITIES     SECURITIES     SECURITIES     SECURITIES     GOVERNMENT
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $10,404,614    $   283,519    $   264,712     $      --     $ 1,022,442
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (2,534,239)      (594,076)      (532,903)      (28,664)       (460,027)
    Administrative expense...............     (313,930)       (83,092)       (69,369)       (3,521)        (61,686)
                                           -----------    -----------    -----------     ---------     -----------
    Net investment income (loss).........    7,556,445       (393,649)      (337,560)      (32,185)        500,729
                                           -----------    -----------    -----------     ---------     -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   44,066,340     10,488,813      9,486,594       794,478      11,410,022
    Cost of investments sold.............   45,802,956     10,672,124      8,682,631       564,072      11,028,271
                                           -----------    -----------    -----------     ---------     -----------
       Realized gains (losses) on
        fund shares......................   (1,736,616)      (183,311)       803,963       230,406         381,751
Realized gain distributions..............           --             --             --            --              --
                                           -----------    -----------    -----------     ---------     -----------
    Net realized gains (losses)..........   (1,736,616)      (183,311)       803,963       230,406         381,751
Change in unrealized gains (losses)......   (3,947,055)      (606,908)    (2,434,752)     (303,754)        352,934
                                           -----------    -----------    -----------     ---------     -----------
    Net realized and unrealized gains
     (losses) on investments.............   (5,683,671)      (790,219)    (1,630,789)      (73,348)        734,685
                                           -----------    -----------    -----------     ---------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 1,872,774    $(1,183,868)   $(1,968,349)    $(105,533)    $ 1,235,414
                                           ===========    ===========    ===========     =========     ===========

                                             FRANKLIN
                                            TEMPLETON
                                             VARIABLE
                                            INSURANCE
                                          PRODUCTS TRUST
                                           SUB-ACCOUNT
                                          --------------

                                          MUTUAL GLOBAL
                                            DISCOVERY
                                            SECURITIES
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   480,025
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (308,040)
    Administrative expense...............      (42,526)
                                           -----------
    Net investment income (loss).........      129,459
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    6,727,707
    Cost of investments sold.............    6,634,024
                                           -----------
       Realized gains (losses) on
        fund shares......................       93,683
Realized gain distributions..............      447,144
                                           -----------
    Net realized gains (losses)..........      540,827
Change in unrealized gains (losses)......   (1,552,608)
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   (1,011,781)
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  (882,322)
                                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                   FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE
                                  INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- -------------
                                                 TEMPLETON                     TEMPLETON
                                                 DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON         VIT
                                MUTUAL SHARES     MARKETS        FOREIGN          BOND          GROWTH       LARGE CAP
                                  SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES       VALUE
                                -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $ 2,185,524    $   242,504    $  1,916,489    $ 139,146       $ 15,475     $   56,381
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................   (1,374,127)      (361,113)     (1,591,237)     (34,689)       (15,352)       (72,172)
    Administrative
     expense...................     (171,188)       (48,423)       (194,902)      (4,146)        (1,174)        (9,354)
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net investment income
     (loss)....................      640,209       (167,032)        130,350      100,311         (1,051)       (25,145)
                                 -----------    -----------    ------------    ---------       --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   26,537,742      7,308,525      27,728,992      811,560        265,432      1,363,595
    Cost of investments
     sold......................   28,021,485      7,023,871      29,146,758      661,083        290,291      1,528,968
                                 -----------    -----------    ------------    ---------       --------     ----------
       Realized gains
        (losses) on fund
        shares.................   (1,483,743)       284,654      (1,417,766)     150,477        (24,859)      (165,373)
Realized gain distributions....           --             --              --       16,182             --             --
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net realized gains
     (losses)..................   (1,483,743)       284,654      (1,417,766)     166,659        (24,859)      (165,373)
Change in unrealized gains
 (losses)......................   (1,272,604)    (4,662,329)    (11,108,527)    (314,901)       (54,122)      (216,012)
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   (2,756,347)    (4,377,675)    (12,526,293)    (148,242)       (78,981)      (381,385)
                                 -----------    -----------    ------------    ---------       --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(2,116,138)   $(4,544,707)   $(12,395,943)   $ (47,931)      $(80,032)    $ (406,530)
                                 ===========    ===========    ============    =========       ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INVESCO
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INVESTMENT
                                    TRUST         TRUST         TRUST         TRUST         TRUST        SERVICES
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- ---------------
                                                                 VIT           VIT
                                                   VIT        STRATEGIC    STRUCTURED        VIT
                                     VIT        STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED    INVESCO V. I.
                                MID CAP VALUE    GROWTH        EQUITY        EQUITY      U.S. EQUITY  BALANCED (L)(M)
                                ------------- ------------- ------------- ------------- ------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   35,664       $  77         $  85      $   80,862    $  119,205     $   350,147
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................     (70,659)       (211)          (38)       (153,284)     (107,340)        (75,169)
    Administrative
     expense...................      (9,391)        (17)           (3)        (20,186)      (13,965)         (5,823)
                                 ----------       -----         -----      ----------    ----------     -----------
    Net investment income
     (loss)....................     (44,386)       (151)           44         (92,608)       (2,100)        269,155
                                 ----------       -----         -----      ----------    ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     977,551         637            48       2,808,651     1,827,272      19,585,783
    Cost of investments
     sold......................   1,055,198         606            44       3,133,656     1,989,732      21,187,234
                                 ----------       -----         -----      ----------    ----------     -----------
       Realized gains
        (losses) on fund
        shares.................     (77,647)         31             4        (325,005)     (162,460)     (1,601,451)
Realized gain distributions....          --          --            --              --            --              --
                                 ----------       -----         -----      ----------    ----------     -----------
    Net realized gains
     (losses)..................     (77,647)         31             4        (325,005)     (162,460)     (1,601,451)
Change in unrealized gains
 (losses)......................    (249,718)       (541)         (481)        387,253       376,092       2,412,621
                                 ----------       -----         -----      ----------    ----------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (327,365)       (510)         (477)         62,248       213,632         811,170
                                 ----------       -----         -----      ----------    ----------     -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $ (371,751)      $(661)        $(433)     $  (30,360)   $  211,532     $ 1,080,325
                                 ==========       =====         =====      ==========    ==========     ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                 INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                               INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                                SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------- ------------- ------------- ------------- ------------- -------------
                                              INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                                  BASIC        CAPITAL       CAPITAL        CORE       DIVERSIFIED    DIVIDEND
                                                  VALUE     APPRECIATION   DEVELOPMENT     EQUITY        INCOME        GROWTH
                                              ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................  $   66,045    $    96,175   $       --    $   876,536   $  539,216    $ 2,669,214
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (100,542)      (881,466)    (110,099)    (1,242,124)    (133,517)    (2,012,325)
    Administrative expense...................      (7,714)       (64,926)      (8,491)       (93,404)     (10,140)      (147,801)
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net investment income (loss).............     (42,211)      (850,217)    (118,590)      (458,992)     395,559        509,088
                                               ----------    -----------   ----------    -----------   ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   1,757,039     14,046,048    3,030,106     20,084,875    2,277,059     26,843,696
    Cost of investments sold.................   2,220,098     14,953,948    2,780,736     17,644,787    2,777,404     22,862,700
                                               ----------    -----------   ----------    -----------   ----------    -----------
       Realized gains (losses) on fund
        shares...............................    (463,059)      (907,900)     249,370      2,440,088     (500,345)     3,980,996
Realized gain distributions..................          --             --           --             --           --             --
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net realized gains (losses)..............    (463,059)      (907,900)     249,370      2,440,088     (500,345)     3,980,996
Change in unrealized gains (losses)..........     190,940     (3,905,946)    (748,448)    (2,811,179)     646,481     (5,975,594)
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net realized and unrealized gains
     (losses) on investments.................    (272,119)    (4,813,846)    (499,078)      (371,091)     146,136     (1,994,598)
                                               ----------    -----------   ----------    -----------   ----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ (314,330)   $(5,664,063)  $ (617,668)   $  (830,083)  $  541,695    $(1,485,510)
                                               ==========    ===========   ==========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO        INVESCO       INVESCO        INVESCO
                                           INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES        SERVICES       SERVICES      SERVICES       SERVICES      SERVICES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         --------------- -------------- -------------- ------------- -------------- -------------
                                          INVESCO V. I.  INVESCO V. I.                 INVESCO V. I. INVESCO V. I.  INVESCO V. I.
                                         GLOBAL DIVIDEND   GOVERNMENT   INVESCO V. I.   HIGH YIELD       INCOME     INTERNATIONAL
                                          GROWTH (L)(N)  SECURITIES (R) HIGH YIELD (S)  SECURITIES   BUILDER (L)(O)    GROWTH
                                         --------------- -------------- -------------- ------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  2,020,250     $  463,682     $  462,025    $1,105,202    $   317,915    $   418,753
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (227,207)      (176,753)       (86,533)     (180,017)       (67,451)      (346,307)
    Administrative expense..............       (16,904)       (13,599)        (6,675)      (12,764)        (4,907)       (26,375)
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net investment income (loss)........     1,776,139        273,330        368,817       912,421        245,557         46,071
                                          ------------     ----------     ----------    ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    57,114,705      3,491,197      1,866,125     3,275,536     16,387,667      5,337,437
    Cost of investments sold............    71,201,352      3,516,347      2,029,311     4,211,477     16,110,832      4,168,951
                                          ------------     ----------     ----------    ----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................   (14,086,647)       (25,150)      (163,186)     (935,941)       276,835      1,168,486
Realized gain distributions.............            --             --             --            --             --             --
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net realized gains (losses).........   (14,086,647)       (25,150)      (163,186)     (935,941)       276,835      1,168,486
Change in unrealized gains
 (losses)...............................    16,426,165        593,054       (238,919)      160,969        457,077     (3,294,063)
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     2,339,518        567,904       (402,105)     (774,972)       733,912     (2,125,577)
                                          ------------     ----------     ----------    ----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  4,115,657     $  841,234     $  (33,288)   $  137,449    $   979,469    $(2,079,506)
                                          ============     ==========     ==========    ==========    ===========    ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                           INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                            SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------- ------------- ------------- ------------- ------------- -------------
                                          INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                            LARGE CAP      MID CAP        MONEY        S&P 500    INVESCO V. I. INVESCO V. I.
                                          GROWTH (L)(P)  CORE EQUITY     MARKET         INDEX      TECHNOLOGY     UTILITIES
                                          ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    18,095   $    38,906   $    6,812    $  622,822     $   4,989    $  204,987
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (39,995)     (192,004)    (174,786)     (437,603)      (35,423)      (83,788)
    Administrative expense...............       (2,986)      (14,046)     (13,703)      (31,942)       (2,678)       (6,419)
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net investment income (loss).........      (24,886)     (167,144)    (181,677)      153,277       (33,112)      114,780
                                           -----------   -----------   ----------    ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   10,228,628     3,930,724    7,347,865     6,105,763       601,657     1,233,285
    Cost of investments sold.............    8,279,058     3,666,313    7,347,865     5,460,430       448,734     1,212,213
                                           -----------   -----------   ----------    ----------     ---------    ----------
       Realized gains (losses) on
        fund shares......................    1,949,570       264,411           --       645,333       152,923        21,072
Realized gain distributions..............           --            --           --            --            --            --
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net realized gains (losses)..........    1,949,570       264,411           --       645,333       152,923        21,072
Change in unrealized gains (losses)......   (1,181,844)   (1,152,336)          --      (579,664)     (277,730)      758,556
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net realized and unrealized gains
     (losses) on investments.............      767,726      (887,925)          --        65,669      (124,807)      779,628
                                           -----------   -----------   ----------    ----------     ---------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $   742,840   $(1,055,069)  $ (181,677)   $  218,946     $(157,919)   $  894,408
                                           ===========   ===========   ==========    ==========     =========    ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  INVESCO           INVESCO         INVESCO         INVESCO          INVESCO
                                 INVESTMENT       INVESTMENT      INVESTMENT      INVESTMENT       INVESTMENT
                                  SERVICES         SERVICES        SERVICES        SERVICES         SERVICES
                                SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                             ------------------ --------------- --------------- --------------- -----------------
                                                                    INVESCO         INVESCO
                                  INVESCO           INVESCO     VAN KAMPEN V.I. VAN KAMPEN V.I.      INVESCO
                              VAN KAMPEN V.I.   VAN KAMPEN V.I.   EQUITY AND     GLOBAL VALUE    VAN KAMPEN V.I.
                             CAPITAL GROWTH (P)  COMSTOCK (T)    INCOME (Q)(M)    EQUITY (N)    GOVERNMENT (L)(R)
                             ------------------ --------------- --------------- --------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $        --       $   568,919     $    78,951     $       658       $ 33,335
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........       (411,842)         (472,367)       (251,729)       (391,089)        (3,041)
    Administrative
     expense................        (28,759)          (34,453)        (18,889)        (29,072)          (249)
                                -----------       -----------     -----------     -----------       --------
    Net investment
     income (loss)..........       (440,601)           62,099        (191,667)       (419,503)        30,045
                                -----------       -----------     -----------     -----------       --------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................      7,033,343         7,743,755       4,745,287       5,712,010        807,271
    Cost of investments
     sold...................      7,002,150         7,757,886       5,153,180       6,501,287        827,375
                                -----------       -----------     -----------     -----------       --------
       Realized gains
        (losses) on
        fund
        shares..............         31,193           (14,131)       (407,893)       (789,277)       (20,104)
Realized gain
 distributions..............             --                --              --              --             --
                                -----------       -----------     -----------     -----------       --------
    Net realized gains
     (losses)...............         31,193           (14,131)       (407,893)       (789,277)       (20,104)
Change in unrealized
 gains (losses).............     (2,551,770)       (1,015,915)     (2,290,471)     (8,571,999)        (5,405)
                                -----------       -----------     -----------     -----------       --------
    Net realized and
     unrealized gains
     (losses) on
     investments............     (2,520,577)       (1,030,046)     (2,698,364)     (9,361,276)       (25,509)
                                -----------       -----------     -----------     -----------       --------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $(2,961,178)      $ (967,947)     $(2,890,031)    $(9,780,779)      $  4,536
                                ===========       ===========     ===========     ===========       ========

                                  INVESCO
                                INVESTMENT
                                 SERVICES
                                SUB-ACCOUNT
                             -----------------

                                  INVESCO
                              VAN KAMPEN V.I.
                             HIGH YIELD (L)(S)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................      $   686
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........          (28)
    Administrative
     expense................           (2)
                                  -------
    Net investment
     income (loss)..........          656
                                  -------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................        6,228
    Cost of investments
     sold...................        4,667
                                  -------
       Realized gains
        (losses) on
        fund
        shares..............        1,561
Realized gain
 distributions..............           --
                                  -------
    Net realized gains
     (losses)...............        1,561
Change in unrealized
 gains (losses).............       (1,935)
                                  -------
    Net realized and
     unrealized gains
     (losses) on
     investments............         (374)
                                  -------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................      $   282
                                  =======

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                           INVESCO          INVESCO         INVESCO
                                          INVESCO         INVESCO         INVESTMENT       INVESTMENT     INVESTMENT
                                        INVESTMENT      INVESTMENT         SERVICES         SERVICES       SERVICES
                                         SERVICES        SERVICES        (SERIES II)      (SERIES II)     (SERIES II)
                                        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                      --------------- --------------- ------------------ -------------- ---------------
                                          INVESCO
                                      VAN KAMPEN V.I.     INVESCO                                        INVESCO V. I.
                                          MID CAP     VAN KAMPEN V.I.   INVESCO V. I.    INVESCO V. I.      CAPITAL
                                           VALUE       VALUE (L)(T)   BALANCED II (L)(U) BASIC VALUE II APPRECIATION II
                                      --------------- --------------- ------------------ -------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $   362,310       $ 1,094          $  5,207       $    51,100     $       --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (846,856)         (366)           (1,679)         (124,598)       (50,828)
    Administrative expense...........       (61,406)          (25)             (110)          (15,456)        (6,284)
                                        -----------       -------          --------       -----------     ----------
    Net investment income
     (loss)..........................      (545,952)          703             3,418           (88,954)       (57,112)
                                        -----------       -------          --------       -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    14,792,516        83,885           407,234         3,453,837      1,836,338
    Cost of investments sold.........    15,560,242        91,460           393,981         4,471,949      1,756,826
                                        -----------       -------          --------       -----------     ----------
       Realized gains (losses)
        on fund shares...............      (767,726)       (7,575)           13,253        (1,018,112)        79,512
Realized gain distributions..........            --            --                --                --             --
                                        -----------       -------          --------       -----------     ----------
    Net realized gains
     (losses)........................      (767,726)       (7,575)           13,253        (1,018,112)        79,512
Change in unrealized gains
 (losses)............................     1,175,012        13,146             4,134           638,862       (364,083)
                                        -----------       -------          --------       -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       407,286         5,571            17,387          (379,250)      (284,571)
                                        -----------       -------          --------       -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  (138,666)      $ 6,274          $ 20,805       $  (468,204)    $ (341,683)
                                        ===========       =======          ========       ===========     ==========

                                         INVESCO
                                        INVESTMENT
                                         SERVICES
                                       (SERIES II)
                                       SUB-ACCOUNT
                                      --------------

                                      INVESCO V. I.
                                         CAPITAL
                                      DEVELOPMENT II
                                      --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (6,041)
    Administrative expense...........        (392)
                                         --------
    Net investment income
     (loss)..........................      (6,433)
                                         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............       6,804
    Cost of investments sold.........       7,085
                                         --------
       Realized gains (losses)
        on fund shares...............        (281)
Realized gain distributions..........          --
                                         --------
    Net realized gains
     (losses)........................        (281)
Change in unrealized gains
 (losses)............................     (28,354)
                                         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (28,635)
                                         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(35,068)
                                         ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                            INVESCO        INVESCO       INVESCO        INVESCO         INVESCO       INVESCO
                                           INVESTMENT    INVESTMENT    INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES      SERVICES      SERVICES        SERVICES       SERVICES      SERVICES
                                          (SERIES II)    (SERIES II)   (SERIES II)    (SERIES II)     (SERIES II)   (SERIES II)
                                          SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                         -------------- ------------- ------------- ---------------- ------------- -------------
                                                                                     INVESCO V. I.
                                                        INVESCO V. I. INVESCO V. I.      GLOBAL      INVESCO V. I.
                                         INVESCO V. I.   DIVERSIFIED    DIVIDEND        DIVIDEND      GOVERNMENT   INVESCO V. I.
                                         CORE EQUITY II   INCOME II     GROWTH II   GROWTH II (L)(V) SECURITIES II HIGH YIELD II
                                         -------------- ------------- ------------- ---------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 19,567      $ 10,480     $   634,053    $   947,203      $ 24,243      $ 29,222
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (38,815)       (3,133)       (689,295)      (142,357)      (10,905)       (6,072)
    Administrative expense..............      (4,307)         (211)        (58,463)       (12,192)         (711)         (437)
                                            --------      --------     -----------    -----------      --------      --------
    Net investment income (loss)........     (23,555)        7,136        (113,705)       792,654        12,627        22,713
                                            --------      --------     -----------    -----------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     402,360        51,063       9,144,032     29,877,493       282,461        74,214
    Cost of investments sold............     362,624        64,802       8,470,373     36,744,278       283,111        77,233
                                            --------      --------     -----------    -----------      --------      --------
       Realized gains (losses) on
        fund shares.....................      39,736       (13,739)        673,659     (6,866,785)         (650)       (3,019)
Realized gain distributions.............          --            --              --             --            --            --
                                            --------      --------     -----------    -----------      --------      --------
    Net realized gains (losses).........      39,736       (13,739)        673,659     (6,866,785)         (650)       (3,019)
Change in unrealized gains
 (losses)...............................     (61,279)       16,714      (1,139,569)     8,123,714        29,032       (23,207)
                                            --------      --------     -----------    -----------      --------      --------
    Net realized and unrealized
     gains (losses) on
     investments........................     (21,543)        2,975        (465,910)     1,256,929        28,382       (26,226)
                                            --------      --------     -----------    -----------      --------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $(45,098)     $ 10,111     $  (579,615)   $ 2,049,583      $ 41,009      $ (3,513)
                                            ========      ========     ===========    ===========      ========      ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                         INVESCO         INVESCO         INVESCO        INVESCO         INVESCO       INVESCO
                                       INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT
                                        SERVICES        SERVICES        SERVICES        SERVICES       SERVICES      SERVICES
                                       (SERIES II)     (SERIES II)     (SERIES II)    (SERIES II)     (SERIES II)   (SERIES II)
                                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ----------------- ------------- ---------------- ------------- -------------
                                      INVESCO V. I.   INVESCO V. I.   INVESCO V. I.  INVESCO V. I.   INVESCO V. I. INVESCO V. I.
                                       HIGH YIELD        INCOME       INTERNATIONAL    LARGE CAP     MID CAP CORE      MONEY
                                      SECURITIES II BUILDER II (L)(W) GROWTH II (Y) GROWTH II (L)(X)   EQUITY II     MARKET II
                                      ------------- ----------------- ------------- ---------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $  984,583      $   244,876      $   7,011       $     --       $   2,872     $    467
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (207,319)         (74,925)       (42,210)        (2,654)        (50,881)     (13,292)
    Administrative expense...........     (18,814)          (5,855)        (4,834)          (178)         (5,822)        (948)
                                       ----------      -----------      ---------       --------       ---------     --------
    Net investment income
     (loss)..........................     758,450          164,096        (40,033)        (2,832)        (53,831)     (13,773)
                                       ----------      -----------      ---------       --------       ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   3,987,610       15,341,665        621,778        572,012         622,195      173,709
    Cost of investments sold.........   3,957,584       14,749,456        672,284        445,964         606,341      173,709
                                       ----------      -----------      ---------       --------       ---------     --------
       Realized gains (losses)
        on fund shares...............      30,026          592,209        (50,506)       126,048          15,854           --
Realized gain distributions..........          --               --             --             --              --           --
                                       ----------      -----------      ---------       --------       ---------     --------
    Net realized gains
     (losses)........................      30,026          592,209        (50,506)       126,048          15,854           --
Change in unrealized gains
 (losses)............................    (739,045)         109,743       (520,519)       (79,471)       (229,082)          --
                                       ----------      -----------      ---------       --------       ---------     --------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (709,019)         701,952       (571,025)        46,577        (213,228)          --
                                       ----------      -----------      ---------       --------       ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $   49,431      $   866,048      $(611,058)      $ 43,745       $(267,059)    $(13,773)
                                       ==========      ===========      =========       ========       =========     ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                INVESCO       INVESCO       INVESCO           INVESCO              INVESCO
                              INVESTMENT    INVESTMENT    INVESTMENT        INVESTMENT           INVESTMENT
                               SERVICES      SERVICES      SERVICES          SERVICES             SERVICES
                              (SERIES II)   (SERIES II)   (SERIES II)       (SERIES II)          (SERIES II)
                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                             ------------- ------------- ------------- --------------------- -------------------
                                                                              INVESCO
                             INVESCO V. I.                                VAN KAMPEN V.I.          INVESCO
                                S&P 500    INVESCO V. I. INVESCO V. I.        CAPITAL          VAN KAMPEN V.I.
                               INDEX II    TECHNOLOGY II UTILITIES II  GROWTH--SERIES II (X) COMSTOCK--SERIES II
                             ------------- ------------- ------------- --------------------- -------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................  $ 1,161,177     $    23      $ 13,858         $        --          $ 1,941,955
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk...........   (1,096,477)       (387)       (5,971)           (512,942)          (2,122,187)
    Administrative
     expense................     (104,665)        (26)         (436)            (52,028)            (227,475)
                              -----------     -------      --------         -----------          -----------
    Net investment
     income (loss)..........      (39,965)       (390)        7,451            (564,970)            (407,707)
                              -----------     -------      --------         -----------          -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................   20,073,544      30,253       172,192           9,459,105           35,826,751
    Cost of investments
     sold...................   17,649,646      21,285       182,033           7,084,623           35,973,442
                              -----------     -------      --------         -----------          -----------
       Realized gains
        (losses) on
        fund
        shares..............    2,423,898       8,968        (9,841)          2,374,482             (146,691)
Realized gain
 distributions..............           --          --            --                  --                   --
                              -----------     -------      --------         -----------          -----------
    Net realized gains
     (losses)...............    2,423,898       8,968        (9,841)          2,374,482             (146,691)
Change in unrealized
 gains (losses).............   (2,281,080)     (8,637)       57,245          (4,143,598)          (3,796,953)
                              -----------     -------      --------         -----------          -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............      142,818         331        47,404          (1,769,116)          (3,943,644)
                              -----------     -------      --------         -----------          -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS.................  $   102,853     $   (59)     $ 54,855         $(2,334,086)         $(4,351,351)
                              ===========     =======      ========         ===========          ===========

                                     INVESCO
                                    INVESTMENT
                                     SERVICES
                                   (SERIES II)
                                   SUB-ACCOUNT
                             ------------------------
                                     INVESCO
                                 VAN KAMPEN V.I.
                                    EQUITY AND
                             INCOME--SERIES II (W)(U)
                             ------------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................       $   784,471
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk...........          (714,648)
    Administrative
     expense................           (89,736)
                                   -----------
    Net investment
     income (loss)..........           (19,913)
                                   -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................        14,743,405
    Cost of investments
     sold...................        14,227,322
                                   -----------
       Realized gains
        (losses) on
        fund
        shares..............           516,083
Realized gain
 distributions..............                --
                                   -----------
    Net realized gains
     (losses)...............           516,083
Change in unrealized
 gains (losses).............        (2,772,220)
                                   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............        (2,256,137)
                                   -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS.................       $(2,276,050)
                                   ===========

--------
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                    INVESCO           INVESCO          INVESCO           INVESCO          INVESCO
                                   INVESTMENT       INVESTMENT        INVESTMENT       INVESTMENT        INVESTMENT
                                    SERVICES         SERVICES          SERVICES         SERVICES          SERVICES
                                  (SERIES II)       (SERIES II)      (SERIES II)       (SERIES II)      (SERIES II)
                                  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- ----------------- ---------------- ----------------- ----------------
                                    INVESCO                            INVESCO
                                VAN KAMPEN V.I.       INVESCO      VAN KAMPEN V.I.       INVESCO          INVESCO
                                  GLOBAL VALUE    VAN KAMPEN V.I.   INTERNATIONAL    VAN KAMPEN V.I.  VAN KAMPEN V.I.
                                    EQUITY--        GROWTH AND     GROWTH EQUITY--       MID CAP          MID CAP
                                SERIES II (Q)(V) INCOME--SERIES II SERIES II (L)(Y) GROWTH--SERIES II VALUE--SERIES II
                                ---------------- ----------------- ---------------- ----------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $        --       $   764,844       $  121,469       $        --      $   244,871
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (238,539)       (1,120,662)         (18,967)         (192,007)        (606,097)
    Administrative
     expense...................       (20,570)         (148,322)          (2,394)          (19,686)         (79,180)
                                  -----------       -----------       ----------       -----------      -----------
    Net investment income
     (loss)....................      (259,109)         (504,140)         100,108          (211,693)        (440,406)
                                  -----------       -----------       ----------       -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     3,670,299        21,045,002        4,314,631         3,630,586       11,944,866
    Cost of investments
     sold......................     4,121,431        20,184,467        4,068,040         3,592,948       13,122,808
                                  -----------       -----------       ----------       -----------      -----------
       Realized gains
        (losses) on fund
        shares.................      (451,132)          860,535          246,591            37,638       (1,177,942)
Realized gain
 distributions.................            --                --               --                --               --
                                  -----------       -----------       ----------       -----------      -----------
    Net realized gains
     (losses)..................      (451,132)          860,535          246,591            37,638       (1,177,942)
Change in unrealized gains
 (losses)......................    (4,221,674)       (2,920,099)         (23,363)       (1,089,259)       1,643,342
                                  -----------       -----------       ----------       -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (4,672,806)       (2,059,564)         223,228        (1,051,621)         465,400
                                  -----------       -----------       ----------       -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(4,931,915)      $(2,563,704)      $  323,336       $(1,263,314)     $    24,994
                                  ===========       ===========       ==========       ===========      ===========


                                   JANUS
                                ASPEN SERIES
                                SUB-ACCOUNT
                                ------------



                                   FORTY
                                 PORTFOLIO
                                ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  27
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (98)
    Administrative
     expense...................       (7)
                                   -----
    Net investment income
     (loss)....................      (78)
                                   -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      112
    Cost of investments
     sold......................       70
                                   -----
       Realized gains
        (losses) on fund
        shares.................       42
Realized gain
 distributions.................       --
                                   -----
    Net realized gains
     (losses)..................       42
Change in unrealized gains
 (losses)......................     (551)
                                   -----
    Net realized and
     unrealized gains
     (losses) on
     investments...............     (509)
                                   -----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $(587)
                                   =====

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                    LEGG MASON
                                         LAZARD      PARTNERS       LEGG MASON
                                       RETIREMENT    VARIABLE    PARTNERS VARIABLE  LORD ABBETT   LORD ABBETT  LORD ABBETT
                                      SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND  SERIES FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ ------------- ----------------- -------------- -----------  -----------
                                                    LEGG MASON
                                                    CLEARBRIDGE     LEGG MASON
                                                     VARIABLE       CLEARBRIDGE
                                        EMERGING    FUNDAMENTAL   VARIABLE LARGE
                                        MARKETS    ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL  GROWTH AND
                                         EQUITY     PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY       INCOME
                                      ------------ ------------- ----------------- -------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $  11         $ 16            $ 30         $ 1,757,054   $    17,129  $   144,734
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (8)         (16)            (20)           (449,269)     (130,702)    (296,648)
    Administrative expense...........       --           (1)             (1)            (62,532)      (17,959)     (41,504)
                                         -----         ----            ----         -----------   -----------  -----------
    Net investment income
     (loss)..........................        3           (1)              9           1,245,253      (131,532)    (193,418)
                                         -----         ----            ----         -----------   -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        9           20              94           8,417,865     3,451,778    5,362,051
    Cost of investments sold.........        5           24              90           7,941,051     2,862,982    6,135,779
                                         -----         ----            ----         -----------   -----------  -----------
       Realized gains (losses)
        on fund shares...............        4           (4)              4             476,814       588,796     (773,728)
Realized gain distributions..........       --           --              --             219,272       278,336           --
                                         -----         ----            ----         -----------   -----------  -----------
    Net realized gains
     (losses)........................        4           (4)              4             696,086       867,132     (773,728)
Change in unrealized gains
 (losses)............................     (118)         (84)             31          (1,029,742)   (1,199,233)    (600,995)
                                         -----         ----            ----         -----------   -----------  -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (114)         (88)             35            (333,656)     (332,101)  (1,374,723)
                                         -----         ----            ----         -----------   -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(111)        $(89)           $ 44         $   911,597   $  (463,633) $(1,568,141)
                                         =====         ====            ====         ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                       LORD ABBETT  LORD ABBETT   INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                       SERIES FUND  SERIES FUND     TRUST        TRUST          TRUST         TRUST
                                       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- -----------  ------------ ------------ --------------- ------------
                                         GROWTH       MID-CAP                     MFS            MFS         MFS NEW
                                      OPPORTUNITIES    VALUE      MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                      ------------- -----------  ------------ ------------ --------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $        --  $    49,796    $  1,460     $ 41,108      $  10,080     $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (180,019)    (350,341)     (9,974)      (5,717)       (16,008)      (22,724)
    Administrative expense...........      (24,629)     (48,148)       (768)        (476)        (1,278)       (1,879)
                                       -----------  -----------    --------     --------      ---------     ---------
    Net investment income
     (loss)..........................     (204,648)    (348,693)     (9,282)      34,915         (7,206)      (24,603)
                                       -----------  -----------    --------     --------      ---------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,832,717    6,603,751     150,289      282,587        712,643       403,794
    Cost of investments sold.........    4,239,713    7,517,554     151,964      281,286        605,308       312,203
                                       -----------  -----------    --------     --------      ---------     ---------
       Realized gains (losses)
        on fund shares...............      593,004     (913,803)     (1,675)       1,301        107,335        91,591
Realized gain distributions..........    2,602,026           --          --           --             --       220,395
                                       -----------  -----------    --------     --------      ---------     ---------
    Net realized gains (losses)......    3,195,030     (913,803)     (1,675)       1,301        107,335       311,986
Change in unrealized gains
 (losses)............................   (4,237,215)     119,074      (1,100)     (22,369)      (113,438)     (485,048)
                                       -----------  -----------    --------     --------      ---------     ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,042,185)    (794,729)     (2,775)     (21,068)        (6,103)     (173,062)
                                       -----------  -----------    --------     --------      ---------     ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,246,833) $(1,143,422)   $(12,057)    $ 13,847      $ (13,309)    $(197,665)
                                       ===========  ===========    ========     ========      =========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                                                                MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                       INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                         TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------- ------------- --------------- --------------- ---------------
                                                                                                MFS INVESTORS      MFS NEW
                                          MFS           MFS                      MFS GROWTH         TRUST         DISCOVERY
                                        RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------- ------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $  5,077     $ 29,421       $ 8,266       $     39        $  1,215        $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (8,166)     (14,191)       (3,400)        (3,172)         (2,304)         (4,061)
    Administrative expense...........       (586)      (1,176)         (258)          (215)           (161)           (302)
                                        --------     --------       -------       --------        --------        --------
    Net investment income
     (loss)..........................     (3,675)      14,054         4,608         (3,348)         (1,250)         (4,363)
                                        --------     --------       -------       --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     37,731      456,559        27,739        135,415          33,738          73,931
    Cost of investments sold.........     35,535      412,119        23,102         97,647          27,247          62,947
                                        --------     --------       -------       --------        --------        --------
       Realized gains (losses)
        on fund shares...............      2,196       44,440         4,637         37,768           6,491          10,984
Realized gain distributions..........         --       12,665            --             --              --          37,881
                                        --------     --------       -------       --------        --------        --------
    Net realized gains
     (losses)........................      2,196       57,105         4,637         37,768           6,491          48,865
Change in unrealized gains
 (losses)............................     (9,553)      (8,161)        4,484        (38,099)        (11,190)        (78,800)
                                        --------     --------       -------       --------        --------        --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (7,357)      48,944         9,121           (331)         (4,699)        (29,935)
                                        --------     --------       -------       --------        --------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(11,032)    $ 62,998       $13,729       $ (3,679)       $ (5,949)       $(34,298)
                                        ========     ========       =======       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                    INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                      TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                 (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 --------------- --------------- -------------- -------------- -------------- --------------
                                  MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                                 (SERVICE CLASS) (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION
                                 --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $    840        $ 40,783      $        --    $ 1,063,911    $ 5,343,227     $  428,390
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................      (1,820)        (19,940)        (180,282)      (597,363)    (1,185,939)      (173,489)
    Administrative
     expense....................        (127)         (1,341)         (12,996)       (43,457)       (87,725)       (12,765)
                                    --------        --------      -----------    -----------    -----------     ----------
    Net investment income
     (loss).....................      (1,107)         19,502         (193,278)       423,091      4,069,563        242,136
                                    --------        --------      -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........      63,200         191,681        2,635,215      8,870,810     21,017,183      2,658,823
    Cost of investments
     sold.......................      44,527         160,292        1,777,941      9,648,118     19,550,927      3,131,685
                                    --------        --------      -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares..................      18,673          31,389          857,274       (777,308)     1,466,256       (472,862)
Realized gain distributions.....          --              --               --             --             --             --
                                    --------        --------      -----------    -----------    -----------     ----------
    Net realized gains
     (losses)...................      18,673          31,389          857,274       (777,308)     1,466,256       (472,862)
Change in unrealized gains
 (losses).......................     (20,871)         13,506       (1,701,237)    (4,279,245)    (2,220,215)       404,002
                                    --------        --------      -----------    -----------    -----------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments................      (2,198)         44,895         (843,963)    (5,056,553)      (753,959)       (68,860)
                                    --------        --------      -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $ (3,305)       $ 64,397      $(1,037,241)   $(4,633,462)   $ 3,315,604     $  173,276
                                    ========        ========      ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                           MORGAN STANLEY   MORGAN STANLEY
                              MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                                 VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                                INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                                  SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                              -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                             AGGRESSIVE        EUROPEAN
                                               MULTI CAP                                       EQUITY           EQUITY
                               MONEY MARKET    GROWTH (Z)     STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                              -------------- -------------- -------------- -------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $     5,045    $    309,160   $  2,242,317   $ 1,421,691     $        --      $   319,945
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................     (666,592)     (2,498,909)    (1,379,996)     (712,993)       (256,889)        (244,164)
    Administrative
     expense.................      (48,505)       (174,481)       (96,510)      (52,621)        (19,181)         (20,235)
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net investment
     income (loss)...........     (710,052)     (2,364,230)       765,811       656,077        (276,070)          55,546
                               -----------    ------------   ------------   -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................   17,553,202      34,240,388     21,588,757    10,538,295       4,486,429        4,633,112
    Cost of investments
     sold....................   17,553,202      26,334,841     25,972,979    15,106,960       2,795,436        5,153,742
                               -----------    ------------   ------------   -----------     -----------      -----------
       Realized gains
        (losses) on
        fund shares..........           --       7,905,547     (4,384,222)   (4,568,665)      1,690,993         (520,630)
Realized gain
 distributions...............           --              --     11,742,402     2,909,022              --               --
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net realized gains
     (losses)................           --       7,905,547      7,358,180    (1,659,643)      1,690,993         (520,630)
Change in unrealized gains
 (losses)....................           --     (19,503,735)   (17,771,849)    8,441,952      (2,751,392)      (1,215,803)
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............           --     (11,598,188)   (10,413,669)    6,782,309      (1,060,399)      (1,736,433)
                               -----------    ------------   ------------   -----------     -----------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $  (710,052)   $(13,962,418)  $ (9,647,858)  $ 7,438,386     $(1,336,469)     $(1,680,887)
                               ===========    ============   ============   ===========     ===========      ===========

--------
(z)Previously known as Capital Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                              MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY     MORGAN STANLEY      MORGAN STANLEY
                                 VARIABLE         VARIABLE         VARIABLE           VARIABLE            VARIABLE
                                INVESTMENT       INVESTMENT       INVESTMENT         INVESTMENT          INVESTMENT
                                  SERIES           SERIES           SERIES             SERIES              SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)   (CLASS Y SHARES)    (CLASS Y SHARES)
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                             ---------------- ---------------- ---------------- --------------------- ----------------
                                                  LIMITED                             MULTI CAP
                               INCOME PLUS        DURATION       MONEY MARKET          GROWTH            STRATEGIST
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (AA) (CLASS Y SHARES)
                             ---------------- ---------------- ---------------- --------------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 6,264,561      $ 1,416,629      $     5,927         $        --        $   840,458
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........    (1,663,508)        (741,800)        (909,198)           (898,138)          (764,237)
    Administrative
     expense................      (172,086)         (65,397)         (88,399)            (78,019)           (61,766)
                               -----------      -----------      -----------         -----------        -----------
    Net investment
     income (loss)..........     4,428,967          609,432         (991,670)           (976,157)            14,455
                               -----------      -----------      -----------         -----------        -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:...............
    Proceeds from
     sales..................    30,578,990       12,272,008       30,066,078          15,510,247         13,057,765
    Cost of investments
     sold...................    28,652,407       14,793,204       30,066,078           9,578,166         15,103,167
                               -----------      -----------      -----------         -----------        -----------
       Realized gains
        (losses) on
        fund shares.........     1,926,583       (2,521,196)              --           5,932,081         (2,045,402)
Realized gain
 distributions..............            --               --               --                  --          5,136,530
                               -----------      -----------      -----------         -----------        -----------
    Net realized gains
     (losses)...............     1,926,583       (2,521,196)              --           5,932,081          3,091,128
Change in unrealized gains
 (losses)...................    (2,984,031)       2,278,585               --          (9,244,009)        (7,461,485)
                               -----------      -----------      -----------         -----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    (1,057,448)        (242,611)              --          (3,311,928)        (4,370,357)
                               -----------      -----------      -----------         -----------        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $ 3,371,519      $   366,821      $  (991,670)        $(4,288,085)       $(4,355,902)
                               ===========      ===========      ===========         ===========        ===========

                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------

                                UTILITIES
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   334,237
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (230,302)
    Administrative
     expense................       (17,095)
                               -----------
    Net investment
     income (loss)..........        86,840
                               -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:...............
    Proceeds from
     sales..................     3,827,619
    Cost of investments
     sold...................     5,314,925
                               -----------
       Realized gains
        (losses) on
        fund shares.........    (1,487,306)
Realized gain
 distributions..............       763,701
                               -----------
    Net realized gains
     (losses)...............      (723,605)
Change in unrealized gains
 (losses)...................     2,571,286
                               -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............     1,847,681
                               -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $ 1,934,521
                               ===========

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                       NEUBERGER   NEUBERGER
                                        BERMAN      BERMAN
                                       ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER  OPPENHEIMER
                                      MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                         TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUND
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- ------------
                                          AMT                                OPPENHEIMER                OPPENHEIMER
                                        MID-CAP       AMT      OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL
                                        GROWTH     PARTNERS     BALANCED    APPRECIATION    CORE BOND    SECURITIES
                                      ----------- ----------- ------------- ------------- ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $    --     $ 49,352     $   15,269     $  84,609    $   47,921
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (407)       (327)     (27,768)       (49,841)      (15,147)      (41,936)
    Administrative expense...........       (30)        (22)      (2,071)        (3,874)       (1,254)       (3,421)
                                        -------     -------     --------     ----------     ---------    ----------
    Net investment income
     (loss)..........................      (437)       (349)      19,513        (38,446)       68,208         2,564
                                        -------     -------     --------     ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    19,093      15,490      416,912      1,187,970       497,910     1,087,283
    Cost of investments sold.........    18,886      19,473      481,963      1,087,207       648,924       947,023
                                        -------     -------     --------     ----------     ---------    ----------
       Realized gains (losses)
        on fund shares...............       207      (3,983)     (65,051)       100,763      (151,014)      140,260
Realized gain distributions..........        --          --           --             --            --            --
                                        -------     -------     --------     ----------     ---------    ----------
    Net realized gains (losses)......       207      (3,983)     (65,051)       100,763      (151,014)      140,260
Change in unrealized gains
 (losses)............................      (288)      2,604       36,444       (148,609)      170,058      (415,928)
                                        -------     -------     --------     ----------     ---------    ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       (81)     (1,379)     (28,607)       (47,846)       19,044      (275,668)
                                        -------     -------     --------     ----------     ---------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  (518)    $(1,728)    $ (9,094)    $  (86,292)    $  87,252    $ (273,104)
                                        =======     =======     ========     ==========     =========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                                                OPPENHEIMER
                                                                                                                 VARIABLE
                               OPPENHEIMER     OPPENHEIMER   OPPENHEIMER     OPPENHEIMER       OPPENHEIMER     ACCOUNT FUNDS
                                 VARIABLE       VARIABLE      VARIABLE         VARIABLE          VARIABLE     (SERVICE SHARES
                              ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS   ACCOUNT FUNDS     ACCOUNT FUNDS       ("SS"))
                               SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ------------- ------------- ------------------ ---------------- ---------------
                               OPPENHEIMER                                   OPPENHEIMER       OPPENHEIMER
                             GLOBAL STRATEGIC  OPPENHEIMER   OPPENHEIMER     MAIN STREET     SMALL- & MID-CAP   OPPENHEIMER
                                  INCOME       HIGH INCOME   MAIN STREET  SMALL MID CAP (AB)      GROWTH       BALANCED (SS)
                             ---------------- ------------- ------------- ------------------ ---------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $ 103,463       $  34,481     $ 17,826        $   9,309          $     --       $   341,736
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (39,693)         (3,751)     (27,607)         (16,882)           (9,831)         (221,289)
    Administrative
     expense................       (2,926)           (309)      (2,045)          (1,404)             (707)          (30,244)
                                ---------       ---------     --------        ---------          --------       -----------
    Net investment
     income (loss)..........       60,844          30,421      (11,826)          (8,977)          (10,538)           90,203
                                ---------       ---------     --------        ---------          --------       -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      955,288         156,152      439,591          481,706           178,807         4,012,826
    Cost of investments
     sold...................      848,243         412,275      408,884          362,869           142,035         5,129,912
                                ---------       ---------     --------        ---------          --------       -----------
       Realized gains
        (losses) on
        fund shares.........      107,045        (256,123)      30,707          118,837            36,772        (1,117,086)
Realized gain
 distributions..............       39,773              --           --               --                --                --
                                ---------       ---------     --------        ---------          --------       -----------
    Net realized gains
     (losses)...............      146,818        (256,123)      30,707          118,837            36,772        (1,117,086)
Change in unrealized
 gains (losses).............     (206,726)        223,886      (51,176)        (148,260)          (17,143)          887,558
                                ---------       ---------     --------        ---------          --------       -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............      (59,908)        (32,237)     (20,469)         (29,423)           19,629          (229,528)
                                ---------       ---------     --------        ---------          --------       -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $     936       $  (1,816)    $(32,295)       $ (38,400)         $  9,091       $  (139,325)
                                =========       =========     ========        =========          ========       ===========

--------
(ab)Previously known as Oppenheimer Main Street Small Cap


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                   OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                    VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE
                                  ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS
                                 (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES
                                     ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                ----------------- --------------- --------------- ---------------- ----------------
                                   OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                                     CAPITAL        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER
                                APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    HIGH INCOME (SS)
                                ----------------- --------------- --------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $    43,076      $ 1,961,935     $   227,748     $ 2,562,511      $ 1,335,465
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................       (522,086)        (450,899)       (279,604)     (1,178,449)        (197,917)
    Administrative
     expense...................        (71,612)         (63,373)        (38,469)       (162,969)         (27,210)
                                   -----------      -----------     -----------     -----------      -----------
    Net investment income
     (loss)....................       (550,622)       1,447,663         (90,325)      1,221,093        1,110,338
                                   -----------      -----------     -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      9,685,217       10,642,572       5,886,375      26,434,099        3,265,044
    Cost of investments
     sold......................      8,621,063       12,814,571       5,485,480      24,333,260        6,533,165
                                   -----------      -----------     -----------     -----------      -----------
       Realized gains
        (losses) on fund
        shares.................      1,064,154       (2,171,999)        400,895       2,100,839       (3,268,121)
Realized gain
 distributions.................             --               --              --       1,114,956               --
                                   -----------      -----------     -----------     -----------      -----------
    Net realized gains
     (losses)..................      1,064,154       (2,171,999)        400,895       3,215,795       (3,268,121)
Change in unrealized gains
 (losses)......................     (1,407,617)       2,767,536      (2,058,387)     (4,843,232)       1,678,817
                                   -----------      -----------     -----------     -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............       (343,463)         595,537      (1,657,492)     (1,627,437)      (1,589,304)
                                   -----------      -----------     -----------     -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $  (894,085)     $ 2,043,200     $(1,747,817)    $  (406,344)     $  (478,966)
                                   ===========      ===========     ===========     ===========      ===========

                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------
                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   351,482
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (810,746)
    Administrative
     expense...................      (110,150)
                                  -----------
    Net investment income
     (loss)....................      (569,414)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    13,297,108
    Cost of investments
     sold......................    12,725,538
                                  -----------
       Realized gains
        (losses) on fund
        shares.................       571,570
Realized gain
 distributions.................            --
                                  -----------
    Net realized gains
     (losses)..................       571,570
Change in unrealized gains
 (losses)......................    (1,124,080)
                                  -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (552,510)
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(1,121,924)
                                  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      OPPENHEIMER      OPPENHEIMER
                                       VARIABLE          VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO
                                     ACCOUNT FUNDS    ACCOUNT FUNDS        VARIABLE       VARIABLE    VARIABLE       VARIABLE
                                    (SERVICE SHARES  (SERVICE SHARES      INSURANCE       INSURANCE   INSURANCE     INSURANCE
                                        ("SS"))          ("SS"))            TRUST           TRUST       TRUST         TRUST
                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                   ----------------- ---------------- ------------------ ----------- ----------- ----------------
                                                                                                                    PIMCO VIT
                                      OPPENHEIMER                                                                   COMMODITY
                                         MAIN          OPPENHEIMER-                                     PIMCO       REALRETURN
                                     STREET SMALL    SMALL- & MID-CAP    FOREIGN BOND       MONEY       TOTAL        STRATEGY
                                   MID CAP (SS) (AC)   GROWTH (SS)    (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES)
                                   ----------------- ---------------- ------------------ ----------- ----------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $   105,862       $       --           $ 30           $  13       $ 34       $   754,371
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................       (358,909)        (141,772)           (21)           (305)       (18)          (79,126)
    Administrative expense........        (48,733)         (18,853)            (1)            (22)        (1)          (10,359)
                                      -----------       ----------           ----           -----       ----       -----------
    Net investment income
     (loss).......................       (301,780)        (160,625)             8            (314)        15           664,886
                                      -----------       ----------           ----           -----       ----       -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........      7,141,907        2,423,356             28             413         99         1,808,605
    Cost of investments
     sold.........................      6,040,127        2,107,521             28             413         94         2,013,129
                                      -----------       ----------           ----           -----       ----       -----------
       Realized gains
        (losses) on fund
        shares....................      1,101,780          315,835             --              --          5          (204,524)
Realized gain distributions.......             --               --             14              --         19                --
                                      -----------       ----------           ----           -----       ----       -----------
    Net realized gains
     (losses).....................      1,101,780          315,835             14              --         24          (204,524)
Change in unrealized gains
 (losses).........................     (1,567,322)        (109,577)            49              --        (12)         (926,818)
                                      -----------       ----------           ----           -----       ----       -----------
    Net realized and
     unrealized gains (losses)
     on investments...............       (465,542)         206,258             63              --         12        (1,131,342)
                                      -----------       ----------           ----           -----       ----       -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................    $  (767,322)      $   45,633           $ 71           $(314)      $ 27       $  (466,456)
                                      ===========       ==========           ====           =====       ====       ===========

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           PIMCO          PIMCO       PIMCO
                                          VARIABLE      VARIABLE     VARIABLE
                                         INSURANCE      INSURANCE   INSURANCE       PUTNAM         PUTNAM         PUTNAM
                                           TRUST          TRUST       TRUST     VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                        SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- ----------- ------------ -------------- -------------- --------------
                                         PIMCO VIT      PIMCO VIT   PIMCO VIT
                                          EMERGING     REALRETURN  TOTAL RETURN  VT AMERICAN
                                        MARKETS BOND    (ADVISOR     (ADVISOR     GOVERNMENT     VT CAPITAL   VT DIVERSIFIED
                                      (ADVISOR SHARES)   SHARES)     SHARES)        INCOME     OPPORTUNITIES      INCOME
                                      ---------------- ----------- ------------ -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   99,092    $  168,576  $   713,606   $ 1,338,018     $    7,458    $ 3,707,347
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (28,274)     (124,487)    (413,122)     (490,045)       (77,521)      (518,376)
    Administrative expense...........        (3,636)      (15,998)     (54,162)           --             --           (289)
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net investment income
     (loss)..........................        67,182        28,091      246,322       847,973        (70,063)     3,188,682
                                         ----------    ----------  -----------   -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,134,312     2,768,591   10,313,046     9,411,971      1,653,522      9,171,413
    Cost of investments sold.........     1,102,172     2,520,894    9,842,495     9,220,330      1,403,940      9,957,034
                                         ----------    ----------  -----------   -----------     ----------    -----------
       Realized gains (losses)
        on fund shares...............        32,140       247,697      470,551       191,641        249,582       (785,621)
Realized gain distributions..........            --       231,640      381,453     3,039,660             --             --
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net realized gains
     (losses)........................        32,140       479,337      852,004     3,231,301        249,582       (785,621)
Change in unrealized gains
 (losses)............................       (20,867)      263,929     (557,822)   (2,220,982)      (537,679)    (3,918,943)
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................        11,273       743,266      294,182     1,010,319       (288,097)    (4,704,564)
                                         ----------    ----------  -----------   -----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $   78,455    $  771,357  $   540,504   $ 1,858,292     $ (358,160)   $(1,515,882)
                                         ==========    ==========  ===========   ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                       VT GEORGE          VT                            VT             VT
                                        VT EQUITY        PUTNAM      GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL
                                          INCOME        BALANCED      ALLOCATION       EQUITY          CARE        UTILITIES
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 1,642,810    $ 1,515,497    $ 1,367,163    $   403,367    $   235,543    $   596,420
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (1,232,437)      (956,815)      (417,353)      (272,982)      (382,438)      (225,310)
    Administrative expense...........      (65,849)       (47,599)       (27,272)            --         (8,278)        (4,835)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................      344,524        511,083        922,538        130,385       (155,173)       366,275
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   20,750,863     15,915,110      7,978,123      4,946,179      6,665,185      3,858,407
    Cost of investments sold.........   15,276,359     21,607,022      7,852,323      6,529,946      6,223,802      4,336,031
                                       -----------    -----------    -----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............    5,474,504     (5,691,912)       125,800     (1,583,767)       441,383       (477,624)
Realized gain distributions..........           --             --             --             --        756,938             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized gains (losses)......    5,474,504     (5,691,912)       125,800     (1,583,767)     1,198,321       (477,624)
Change in unrealized gains
 (losses)............................   (4,971,689)     6,173,644     (1,555,149)       429,481     (1,495,452)    (1,019,525)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      502,815        481,732     (1,429,349)    (1,154,286)      (297,131)    (1,497,149)
                                       -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $   847,339    $   992,815    $  (506,811)   $(1,023,901)   $  (452,304)   $(1,130,874)
                                       ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                        VT             VT
                                      VT GROWTH AND    VT GROWTH                                  INTERNATIONAL  INTERNATIONAL
                                          INCOME     OPPORTUNITIES  VT HIGH YIELD    VT INCOME        EQUITY         GROWTH
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  2,123,250    $   17,262    $ 4,184,082    $10,520,624    $  3,875,735   $   421,524
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (2,272,084)     (149,336)      (718,464)    (1,601,887)     (1,663,227)     (243,718)
    Administrative expense...........       (64,858)          (75)       (54,611)      (116,847)        (99,675)           --
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net investment income
     (loss)..........................      (213,692)     (132,149)     3,411,007      8,801,890       2,112,833       177,806
                                       ------------    ----------    -----------    -----------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    37,127,911     1,850,615     15,040,358     34,440,872      24,898,148     3,539,386
    Cost of investments sold.........    48,718,196     1,963,988     15,326,074     35,229,495      32,868,283     3,223,532
                                       ------------    ----------    -----------    -----------    ------------   -----------
       Realized gains (losses)
        on fund shares...............   (11,590,285)     (113,373)      (285,716)      (788,623)     (7,970,135)      315,854
Realized gain distributions..........            --            --             --             --              --            --
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net realized gains
     (losses)........................   (11,590,285)     (113,373)      (285,716)      (788,623)     (7,970,135)      315,854
Change in unrealized gains
 (losses)............................     2,491,608      (289,522)    (2,877,898)    (3,733,119)    (14,778,308)   (3,901,620)
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (9,098,677)     (402,895)    (3,163,614)    (4,521,742)    (22,748,443)   (3,585,766)
                                       ------------    ----------    -----------    -----------    ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (9,312,369)   $ (535,044)   $   247,393    $ 4,280,148    $(20,635,610)  $(3,407,960)
                                       ============    ==========    ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                            VT
                                      INTERNATIONAL                       VT        VT MULTI-CAP   VT MULTI-CAP
                                          VALUE       VT INVESTORS   MONEY MARKET      GROWTH         VALUE       VT RESEARCH
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   542,512    $   676,971    $    11,657    $   239,235     $   19,855     $  242,343
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (280,614)      (818,428)    (1,427,617)    (1,245,528)       (98,016)      (406,284)
    Administrative expense...........           --        (17,340)      (156,018)       (18,626)            --         (5,426)
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net investment income
     (loss)..........................      261,898       (158,797)    (1,571,978)    (1,024,919)       (78,161)      (169,367)
                                       -----------    -----------    -----------    -----------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,471,104     11,735,740     66,987,279     21,681,353      2,055,738      6,931,413
    Cost of investments sold.........    7,802,256     12,913,844     66,987,279     22,563,698      2,118,693      6,832,257
                                       -----------    -----------    -----------    -----------     ----------     ----------
       Realized gains (losses)
        on fund shares...............   (2,331,152)    (1,178,104)            --       (882,345)       (62,955)        99,156
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net realized gains (losses)......   (2,331,152)    (1,178,104)            --       (882,345)       (62,955)        99,156
Change in unrealized gains
 (losses)............................     (854,057)       720,133             --     (3,200,783)      (301,273)      (740,757)
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (3,185,209)      (457,971)            --     (4,083,128)      (364,228)      (641,601)
                                       -----------    -----------    -----------    -----------     ----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(2,923,311)   $  (616,768)   $(1,571,978)   $(5,108,047)    $ (442,389)    $ (810,968)
                                       ===========    ===========    ===========    ===========     ==========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                              THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL      THE UNIVERSAL
                                    PUTNAM         PUTNAM     INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL
                                VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.      FUNDS, INC.        FUNDS, INC.
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                -------------- -------------- ------------- ------------- -------------------- ---------------
                                                               VAN KAMPEN    VAN KAMPEN        VAN KAMPEN
                                                                UIF CORE    UIF EMERGING       UIF GLOBAL
                                 VT SMALL CAP                  PLUS FIXED      MARKETS       TACTICAL ASSET      VAN KAMPEN
                                    VALUE        VT VOYAGER      INCOME        EQUITY     ALLOCATION PORTFOLIO UIF GROWTH (AD)
                                -------------- -------------- ------------- ------------- -------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   259,893    $         --    $ 35,503     $   139,141       $  191,341        $    31,031
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................     (749,947)     (1,903,501)    (14,623)       (525,505)        (223,686)          (427,084)
    Administrative
     expense...................      (17,925)        (82,825)       (986)        (34,205)         (14,582)           (34,818)
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net investment income
     (loss)....................     (507,979)     (1,986,326)     19,894        (420,569)         (46,927)          (430,871)
                                 -----------    ------------    --------     -----------       ----------        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   12,922,960      29,652,430      94,231       8,173,427        3,603,042          7,094,918
    Cost of investments
     sold......................   14,482,026      28,945,298      97,196       7,332,414        4,310,646          4,931,554
                                 -----------    ------------    --------     -----------       ----------        -----------
       Realized gains
        (losses) on fund
        shares.................   (1,559,066)        707,132      (2,965)        841,013         (707,604)         2,163,364
Realized gain
 distributions.................           --              --          --              --               --                 --
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net realized gains
     (losses)..................   (1,559,066)        707,132      (2,965)        841,013         (707,604)         2,163,364
Change in unrealized gains
 (losses)......................     (940,895)    (25,319,391)     21,342      (7,541,525)          81,827         (2,607,767)
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   (2,499,961)    (24,612,259)     18,377      (6,700,512)        (625,777)          (444,403)
                                 -----------    ------------    --------     -----------       ----------        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................  $(3,007,940)   $(26,598,585)   $ 38,271     $(7,121,081)      $ (672,704)       $  (875,274)
                                 ===========    ============    ========     ===========       ==========        ===========

--------
(ad)Previously known as Van Kampen UIF Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                      THE UNIVERSAL THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      INSTITUTIONAL INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       FUNDS, INC.   FUNDS, INC.   (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- ---------------
                                                                                 VAN KAMPEN
                                                                   VAN KAMPEN   UIF EMERGING   VAN KAMPEN
                                       VAN KAMPEN    VAN KAMPEN   UIF EMERGING     MARKETS     UIF GLOBAL     VAN KAMPEN
                                       UIF MID CAP    UIF U.S.    MARKETS DEBT     EQUITY       FRANCHISE     UIF GROWTH
                                         GROWTH      REAL ESTATE   (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (AE)
                                      ------------- ------------- ------------- ------------- ------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    70,296   $  199,192    $  666,602    $    55,798   $ 2,012,718    $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (343,105)    (372,931)     (265,159)      (227,156)     (895,923)      (132,217)
    Administrative expense...........      (21,867)     (23,863)      (36,370)       (29,662)     (118,690)       (17,887)
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net investment income
     (loss)..........................     (294,676)    (197,602)      365,073       (201,020)      998,105       (150,104)
                                       -----------   ----------    ----------    -----------   -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,658,648    6,459,084     6,632,051      4,309,553    16,236,086      2,837,459
    Cost of investments sold.........    4,380,676    6,814,874     6,609,935      4,178,191    14,832,440      1,869,733
                                       -----------   ----------    ----------    -----------   -----------    -----------
       Realized gains (losses)
        on fund shares...............    1,277,972     (355,790)       22,116        131,362     1,403,646        967,726
Realized gain distributions..........        8,738           --       210,672             --            --             --
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net realized gains (losses)......    1,286,710     (355,790)      232,788        131,362     1,403,646        967,726
Change in unrealized gains
 (losses)............................   (2,558,684)   1,592,200       354,590     (3,128,244)    2,317,508     (1,142,668)
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,271,974)   1,236,410       587,378     (2,996,882)    3,721,154       (174,942)
                                       -----------   ----------    ----------    -----------   -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,566,650)  $1,038,808    $  952,451    $(3,197,902)  $ 4,719,259    $  (325,046)
                                       ===========   ==========    ==========    ===========   ===========    ===========

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                                                 INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                                  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                                                  (CLASS II)     (CLASS II)    (CLASS II)
                                                                  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                                 ------------- -------------- -------------
                                                                  VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                                                  UIF MID CAP  SMALL COMPANY  UIF U.S. REAL
                                                                    GROWTH         GROWTH     ESTATE (CLASS
                                                                  (CLASS II)     (CLASS II)        II)
                                                                 ------------- -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................  $    75,883   $   533,956    $   270,983
Charges from Lincoln Benefit Life Company:
    Mortality and expense risk..................................     (472,403)     (199,764)      (715,536)
    Administrative expense......................................      (61,387)      (25,434)       (96,876)
                                                                  -----------   -----------    -----------
    Net investment income (loss)................................     (457,907)      308,758       (541,429)
                                                                  -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    9,846,926     3,860,774     14,562,998
    Cost of investments sold....................................    8,203,110     3,304,930     15,698,441
                                                                  -----------   -----------    -----------
       Realized gains (losses) on fund shares...................    1,643,816       555,844     (1,135,443)
Realized gain distributions.....................................       12,786            --             --
                                                                  -----------   -----------    -----------
    Net realized gains (losses).................................    1,656,602       555,844     (1,135,443)
Change in unrealized gains (losses).............................   (3,315,624)   (2,163,726)     3,972,636
                                                                  -----------   -----------    -----------
    Net realized and unrealized gains (losses) on investments...   (1,659,022)   (1,607,882)     2,837,193
                                                                  -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.....................................................  $(2,116,929)  $(1,299,124)   $ 2,295,764
                                                                  ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                ADVANCED             ADVANCED
                                                       SERIES TRUST            SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------------  ----------------------  ---------------
                                                           AST                                          AST
                                                   ACADEMIC STRATEGIES              AST           AMERICAN CENTURY
                                                     ASSET ALLOCATION       ADVANCED STRATEGIES   INCOME & GROWTH
                                                 -----------------------  ----------------------  ---------------
                                                     2011        2010        2011        2010      2011     2010
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (82,011) $  (57,157) $  (15,781) $  (11,993) $  (25) $   (24)
Net realized gains (losses).....................     134,060      21,514     115,314      60,108      81    1,117
Change in unrealized gains (losses).............    (471,301)    697,364    (170,957)    198,289    (184)    (605)
                                                 -----------  ----------  ----------  ----------  ------  -------
Increase (decrease) in net assets from
 operations.....................................    (419,252)    661,721     (71,424)    246,404    (128)     488
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     149,632      49,837      64,034      40,591      --       --
Benefit payments................................          --          --          --          --      --       --
Payments on termination.........................    (213,549)   (188,084)    (74,937)    (91,203)     --       --
Contract Maintenance Charge.....................     (18,242)    (17,240)     (8,610)     (8,247)     (4)      (3)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (782,535)    101,445    (251,123)     23,047   1,864   (5,713)
                                                 -----------  ----------  ----------  ----------  ------  -------
Increase (decrease) in net assets from contract
 transactions...................................    (864,694)    (54,042)   (270,636)    (35,812)  1,860   (5,716)
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,283,946)    607,679    (342,060)    210,592   1,732   (5,228)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   7,704,724   7,097,045   2,523,391   2,312,799   3,200    8,428
                                                 -----------  ----------  ----------  ----------  ------  -------
NET ASSETS AT END OF PERIOD..................... $ 6,420,778  $7,704,724  $2,181,331  $2,523,391  $4,932  $ 3,200
                                                 ===========  ==========  ==========  ==========  ======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     819,241     830,714     250,887     257,140     400    1,181
       Units issued.............................     173,845     135,208      60,732      55,019   1,000      381
       Units redeemed...........................    (279,959)   (146,681)    (91,198)    (61,272)   (796)  (1,162)
                                                 -----------  ----------  ----------  ----------  ------  -------
    Units outstanding at end of period..........     713,127     819,241     220,421     250,887     604      400
                                                 ===========  ==========  ==========  ==========  ======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED              ADVANCED             ADVANCED
                                                       SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ----------------  ----------------------
                                                            AST                   AST                  AST
                                                         BALANCED              BLACKROCK              BOND
                                                     ASSET ALLOCATION          VALUE (A)         PORTFOLIO 2018
                                                 ------------------------  ----------------  ----------------------
                                                     2011         2010       2011     2010      2011        2010
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (76,339) $   (57,778) $  (101) $    35  $   (9,564) $   (7,136)
Net realized gains (losses).....................     494,039      235,308     (371)    (321)    119,481     103,433
Change in unrealized gains (losses).............    (788,216)     691,338      191    2,010     (10,769)     32,020
                                                 -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (370,516)     868,868     (281)   1,724      99,148     128,317
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     192,167      187,252       --       --          --          --
Benefit payments................................          --           --       --       --          --          --
Payments on termination.........................    (364,460)    (342,004)  (1,299)    (944)    (64,667)    (36,488)
Contract Maintenance Charge.....................     (43,167)     (41,207)     (13)     (13)       (420)       (561)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,236,005)     669,509     (174)    (246)   (221,084)   (167,963)
                                                 -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (1,451,465)     473,550   (1,486)  (1,203)   (286,171)   (205,012)
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...............  (1,821,981)   1,342,418   (1,767)     521    (187,023)    (76,695)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,009,222    8,666,804   17,148   16,627   1,028,689   1,105,384
                                                 -----------  -----------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 8,187,241  $10,009,222  $15,381  $17,148  $  841,666  $1,028,689
                                                 ===========  ===========  =======  =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,012,937      971,195    2,177    2,342      83,396      98,042
       Units issued.............................     225,421      276,232      135      136       5,713      38,398
       Units redeemed...........................    (387,886)    (234,490)    (323)    (301)    (28,136)    (53,044)
                                                 -----------  -----------  -------  -------  ----------  ----------
    Units outstanding at end of period..........     850,472    1,012,937    1,989    2,177      60,973      83,396
                                                 ===========  ===========  =======  =======  ==========  ==========

--------
(a)Previously known as AST DeAm Large-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           ADVANCED             ADVANCED            ADVANCED
                                                         SERIES TRUST         SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  -------------------  ------------------
                                                             AST                  AST                  AST
                                                             BOND                 BOND                BOND
                                                        PORTFOLIO 2019       PORTFOLIO 2020      PORTFOLIO 2021
                                                     -------------------  -------------------  ------------------
                                                        2011      2010       2011      2010      2011    2010 (AF)
                                                     ---------  --------  ---------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (3,856) $ (4,910) $  (1,691) $ (5,461) $ (6,747) $ (1,208)
Net realized gains (losses).........................    65,899    28,133     65,366    10,768    49,110   (15,598)
Change in unrealized gains (losses).................   (10,250)   10,035        677     2,000    39,914    (5,046)
                                                     ---------  --------  ---------  --------  --------  --------
Increase (decrease) in net assets from operations...    51,793    33,258     64,352     7,307    82,277   (21,852)
                                                     ---------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        --        --         --        --        --        --
Benefit payments....................................        --        --         --        --        --        --
Payments on termination.............................   (72,703)   (2,790)    (5,520)   (6,255)  (31,136)  (14,288)
Contract Maintenance Charge.........................       (35)     (132)      (107)     (278)     (473)       --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (109,861)   57,412   (578,460)  598,068    86,152   336,690
                                                     ---------  --------  ---------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (182,599)   54,490   (584,087)  591,535    54,543   322,402
                                                     ---------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (130,806)   87,748   (519,735)  598,842   136,820   300,550
NET ASSETS AT BEGINNING OF PERIOD...................   453,772   366,024    601,181     2,339   300,550        --
                                                     ---------  --------  ---------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 322,966  $453,772  $  81,446  $601,181  $437,370  $300,550
                                                     =========  ========  =========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    37,384    33,023     62,166       265    27,241        --
       Units issued.................................     2,253    21,830     46,930   134,051    81,284    66,596
       Units redeemed...............................   (16,161)  (17,469)  (101,892)  (72,150)  (74,973)  (39,355)
                                                     ---------  --------  ---------  --------  --------  --------
    Units outstanding at end of period..............    23,476    37,384      7,204    62,166    33,552    27,241
                                                     =========  ========  =========  ========  ========  ========

--------
(af)For the period beginning January 04, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED            ADVANCED              ADVANCED
                                                      SERIES TRUST        SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------- -----------------------  ------------------
                                                          AST                 AST                    AST
                                                          BOND           CAPITAL GROWTH          CLS GROWTH
                                                     PORTFOLIO 2022     ASSET ALLOCATION      ASSET ALLOCATION
                                                     -------------- -----------------------  ------------------
                                                        2011 (B)        2011        2010       2011      2010
                                                     -------------- -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $ (2,206)   $   (73,035) $  (32,645) $ (2,831) $ (2,611)
Net realized gains (losses).........................       2,685        156,595      42,451    18,105    14,180
Change in unrealized gains (losses).................      21,651       (462,239)    599,534   (28,502)   20,987
                                                        --------    -----------  ----------  --------  --------
Increase (decrease) in net assets from operations...      22,130       (378,679)    609,340   (13,228)   32,556
                                                        --------    -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................          --        153,099     119,002     4,500     5,700
Benefit payments....................................          --             --          --        --        --
Payments on termination.............................      (1,535)      (398,037)   (149,266)  (28,917)   (2,233)
Contract Maintenance Charge.........................          --        (17,663)    (15,640)     (401)     (469)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     612,501       (519,619)    268,260   (23,088)   99,775
                                                        --------    -----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     610,966       (782,220)    222,356   (47,906)  102,773
                                                        --------    -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     633,096     (1,160,899)    831,696   (61,134)  135,329
NET ASSETS AT BEGINNING OF PERIOD...................          --      6,495,836   5,664,140   316,562   181,233
                                                        --------    -----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD.........................    $633,096    $ 5,334,937  $6,495,836  $255,428  $316,562
                                                        ========    ===========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          --        708,337     689,074    33,273    21,556
       Units issued.................................      67,679        221,031     190,782     8,137    20,570
       Units redeemed...............................     (15,125)      (322,552)   (171,519)  (13,585)   (8,853)
                                                        --------    -----------  ----------  --------  --------
    Units outstanding at end of period..............      52,554        606,816     708,337    27,825    33,273
                                                        ========    ===========  ==========  ========  ========

--------
(b)For the period beginning January 03, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  ----------------  ----------------
                                                               AST                  AST               AST
                                                          CLS MODERATE            COHEN &          FEDERATED
                                                        ASSET ALLOCATION       STEERS REALTY   AGGRESSIVE GROWTH
                                                     ----------------------  ----------------  ----------------
                                                        2011        2010       2011     2010     2011     2010
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (20,713) $  (17,353) $  (380) $    72  $  (169) $  (155)
Net realized gains (losses).........................     79,394      32,447     (160)    (614)    (151)    (112)
Change in unrealized gains (losses).................   (132,101)    149,458    2,543    9,122   (3,230)   3,444
                                                     ----------  ----------  -------  -------  -------  -------
Increase (decrease) in net assets from operations...    (73,420)    164,552    2,003    8,580   (3,550)   3,177
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     10,004          --       --       --       --       --
Benefit payments....................................         --          --       --       --       --       --
Payments on termination.............................    (32,704)    (15,308)    (302)    (937)    (777)    (571)
Contract Maintenance Charge.........................     (5,045)     (4,969)     (30)     (28)     (16)     (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (109,075)     29,306     (103)    (107)   8,430     (440)
                                                     ----------  ----------  -------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (136,820)      9,029     (435)  (1,072)   7,637   (1,021)
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (210,240)    173,581    1,568    7,508    4,087    2,156
NET ASSETS AT BEGINNING OF PERIOD...................  1,823,388   1,649,807   40,910   33,402   13,207   11,051
                                                     ----------  ----------  -------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $1,613,148  $1,823,388  $42,478  $40,910  $17,294  $13,207
                                                     ==========  ==========  =======  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    185,293     184,728    4,148    4,290    1,370    1,498
       Units issued.................................     24,184      25,435       51      419    1,060      121
       Units redeemed...............................    (39,870)    (24,870)     (95)    (561)    (337)    (249)
                                                     ----------  ----------  -------  -------  -------  -------
    Units outstanding at end of period..............    169,607     185,293    4,104    4,148    2,093    1,370
                                                     ==========  ==========  =======  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                ADVANCED               ADVANCED                 ADVANCED
                                              SERIES TRUST           SERIES TRUST             SERIES TRUST
                                               SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------   ----------------------  ------------------------
                                                   AST                    AST                      AST
                                              FI PYRAMIS(R)           FIRST TRUST          FIRST TRUST CAPITAL
                                           ASSET ALLOCATION (C)     BALANCED TARGET        APPRECIATION TARGET
                                           ------------------   ----------------------  ------------------------
                                             2011       2010       2011        2010         2011         2010
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (2,781)  $ (2,432) $    1,622  $   (1,264) $   (74,990) $   (92,075)
Net realized gains (losses)...............   20,552      7,868     140,110      90,270      264,099       64,272
Change in unrealized gains (losses).......  (34,121)    16,087    (272,461)    217,257   (1,572,745)   1,746,074
                                           --------   --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (16,350)    21,523    (130,729)    306,263   (1,383,636)   1,718,271
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --      1,200      52,591      71,242       84,740       39,025
Benefit payments..........................       --         --          --          --           --           --
Payments on termination...................     (408)      (302)   (159,534)    (81,936)    (327,864)    (195,349)
Contract Maintenance Charge...............   (1,193)    (1,150)     (9,757)     (8,742)     (48,254)     (40,837)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (40,481)    (5,690)   (553,248)    215,056   (3,924,400)   2,929,986
                                           --------   --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (42,082)    (5,942)   (669,948)    195,620   (4,215,778)   2,732,825
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (58,432)    15,581    (800,677)    501,883   (5,599,414)   4,451,096
NET ASSETS AT BEGINNING OF
 PERIOD...................................  233,692    218,111   3,181,390   2,679,507   14,890,287   10,439,191
                                           --------   --------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $175,260   $233,692  $2,380,713  $3,181,390  $ 9,290,873  $14,890,287
                                           ========   ========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   23,323     24,305     344,920     327,014    1,669,139    1,369,319
       Units issued.......................    9,484      6,464      98,935     141,106      619,394    1,021,833
       Units redeemed.....................  (14,601)    (7,446)   (177,362)   (123,200)  (1,155,840)    (722,013)
                                           --------   --------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....   18,206     23,323     266,493     344,920    1,132,693    1,669,139
                                           ========   ========  ==========  ==========  ===========  ===========

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED         ADVANCED            ADVANCED
                                                      SERIES TRUST     SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------  ------------------  ------------------
                                                           AST              AST                 AST
                                                         GLOBAL        GOLDMAN SACHS       GOLDMAN SACHS
                                                       REAL ESTATE   CONCENTRATED GROWTH LARGE-CAP VALUE (D)
                                                     --------------  ------------------  ------------------
                                                      2011    2010      2011      2010     2011      2010
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   13  $    9  $  (596)  $  (526)  $   (78)  $    22
Net realized gains (losses).........................     40     303      139        60       (79)      (99)
Change in unrealized gains (losses).................   (272)    (75)  (2,419)    4,619    (1,009)    1,797
                                                     ------  ------  -------   -------   -------   -------
Increase (decrease) in net assets from operations...   (219)    237   (2,876)    4,153    (1,166)    1,720
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --      --    1,100     1,005        --        --
Benefit payments....................................     --      --       --        --        --        --
Payments on termination.............................   (256)   (827)      --        --        --        --
Contract Maintenance Charge.........................    (14)     (2)     (41)      (40)      (12)      (13)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (91)  1,849    3,798       216        --        --
                                                     ------  ------  -------   -------   -------   -------
Increase (decrease) in net assets from contract
 transactions.......................................   (361)  1,020    4,857     1,181       (12)      (13)
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS...................   (580)  1,257    1,981     5,334    (1,178)    1,707
NET ASSETS AT BEGINNING OF PERIOD...................  2,764   1,507   50,686    45,352    16,971    15,264
                                                     ------  ------  -------   -------   -------   -------
NET ASSETS AT END OF PERIOD......................... $2,184  $2,764  $52,667   $50,686   $15,793   $16,971
                                                     ======  ======  =======   =======   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    287     184    5,125     4,994     2,174     2,175
       Units issued.................................     54     198      524       140        --        --
       Units redeemed...............................    (99)    (95)     (30)       (9)       (2)       (1)
                                                     ------  ------  -------   -------   -------   -------
    Units outstanding at end of period..............    242     287    5,619     5,125     2,172     2,174
                                                     ======  ======  =======   =======   =======   =======

--------
(d)Previously known as AST AllianceBernstein Growth & Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       GOLDMAN SACHS      GOLDMAN SACHS           AST
                                                       MID-CAP GROWTH    SMALL-CAP VALUE      HIGH YIELD
                                                     -----------------  ----------------  ------------------
                                                       2011     2010      2011     2010     2011      2010
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (651) $   (648) $   (43) $   (26) $  1,658  $    452
Net realized gains (losses).........................   2,530    (2,400)  (1,274)  (1,236)    4,235     1,538
Change in unrealized gains (losses).................  (3,992)   10,254       27      720    (4,548)    3,447
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...  (2,113)    7,206   (1,290)    (542)    1,345     5,437
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --     1,100     1,005
Benefit payments....................................      --        --       --       --        --        --
Payments on termination.............................      --   (14,460)      --       --    (2,614)  (14,819)
Contract Maintenance Charge.........................     (16)      (15)     (27)      (1)      (49)      (52)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (121)      172    1,144    3,092   (53,616)   60,477
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (137)  (14,303)   1,117    3,091   (55,179)   46,611
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (2,250)   (7,097)    (173)   2,549   (53,834)   52,048
NET ASSETS AT BEGINNING OF PERIOD...................  49,756    56,853    5,171    2,622    87,102    35,054
                                                     -------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $47,506  $ 49,756  $ 4,998  $ 5,171  $ 33,268  $ 87,102
                                                     =======  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,450     6,004      431      273     7,501     3,369
       Units issued.................................       2       348      813    1,408        96     5,518
       Units redeemed...............................     (15)   (1,902)    (827)  (1,250)   (4,795)   (1,386)
                                                     -------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............   4,437     4,450      417      431     2,802     7,501
                                                     =======  ========  =======  =======  ========  ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED            ADVANCED            ADVANCED
                                                        SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ------------------  -------------------
                                                             AST                 AST
                                                       HORIZON GROWTH     HORIZON MODERATE          AST
                                                      ASSET ALLOCATION    ASSET ALLOCATION   INTERNATIONAL GROWTH
                                                     ------------------  ------------------  -------------------
                                                       2011      2010      2011      2010       2011      2010
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (1,588) $ (1,764) $ (4,844) $ (4,882) $  (316)  $   (550)
Net realized gains (losses).........................   10,204     8,797    41,194    14,389     (488)    (6,036)
Change in unrealized gains (losses).................  (14,329)    2,618   (53,927)   36,324   (6,920)    11,101
                                                     --------  --------  --------  --------  -------   --------
Increase (decrease) in net assets from operations...   (5,713)    9,651   (17,577)   45,831   (7,724)     4,515
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --        --        --     3,891       --         --
Benefit payments....................................       --        --        --        --       --         --
Payments on termination.............................   (6,863)   (9,769)  (10,453)   (4,806)  (2,427)   (20,365)
Contract Maintenance Charge.........................     (652)     (596)   (2,260)   (2,185)     (38)       (45)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    4,435      (541)  (57,472)   22,578    1,744     (3,857)
                                                     --------  --------  --------  --------  -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (3,080)  (10,906)  (70,185)   19,478     (721)   (24,267)
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS...................   (8,793)   (1,255)  (87,762)   65,309   (8,445)   (19,752)
NET ASSETS AT BEGINNING OF PERIOD...................  138,205   139,460   557,257   491,948   55,280     75,032
                                                     --------  --------  --------  --------  -------   --------
NET ASSETS AT END OF PERIOD......................... $129,412  $138,205  $469,495  $557,257  $46,835   $ 55,280
                                                     ========  ========  ========  ========  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   13,798    15,624    54,568    53,015    6,707     10,299
       Units issued.................................    5,342     9,804    12,604    13,810      723        322
       Units redeemed...............................   (5,950)  (11,630)  (20,340)  (12,257)    (821)    (3,914)
                                                     --------  --------  --------  --------  -------   --------
    Units outstanding at end of period..............   13,190    13,798    46,832    54,568    6,609      6,707
                                                     ========  ========  ========  ========  =======   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED               ADVANCED             ADVANCED
                                                    SERIES TRUST           SERIES TRUST         SERIES TRUST
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  -----------------------  -------------------
                                                                               AST                   AST
                                                         AST                INVESTMENT            JPMORGAN
                                                 INTERNATIONAL VALUE        GRADE BOND        INTERNATIONAL EQUITY
                                                 ------------------  -----------------------  -------------------
                                                   2011      2010       2011         2010        2011       2010
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $     27  $   (342) $  110,996  $   129,054  $  (158)   $  (129)
Net realized gains (losses).....................     (798)   (5,326)    255,402      963,042      (35)    (3,174)
Change in unrealized gains (losses).............   (9,316)   11,677     (37,663)    (524,306)  (5,098)     5,581
                                                 --------  --------  ----------  -----------   -------   -------
Increase (decrease) in net assets from
 operations.....................................  (10,087)    6,009     328,735      567,790   (5,291)     2,278
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --          --           --       --         --
Benefit payments................................       --        --          --           --       --         --
Payments on termination.........................   (2,905)  (12,795)    (52,312)     (68,474)      --     (9,185)
Contract Maintenance Charge.....................      (38)      (40)    (33,690)     (35,802)      (6)       (13)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       --        (1)  7,485,188   (3,637,475)      --      2,431
                                                 --------  --------  ----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions...................................   (2,943)  (12,836)  7,399,186   (3,741,751)      (6)    (6,767)
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (13,030)   (6,827)  7,727,921   (3,173,961)  (5,297)    (4,489)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   76,697    83,524   2,029,627    5,203,588   50,145     54,634
                                                 --------  --------  ----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD..................... $ 63,667  $ 76,697  $9,757,548  $ 2,029,627  $44,848    $50,145
                                                 ========  ========  ==========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,365    11,176     156,919      439,245    5,948      6,827
       Units issued.............................       --        --   1,281,794      737,213       --      1,605
       Units redeemed...........................     (358)   (1,811)   (757,833)  (1,019,539)      (1)    (2,484)
                                                 --------  --------  ----------  -----------   -------   -------
    Units outstanding at end of period..........    9,007     9,365     680,880      156,919    5,947      5,948
                                                 ========  ========  ==========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ADVANCED            ADVANCED          ADVANCED
                                                          SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  -------------   --------------------
                                                               AST                                  AST
                                                       JPMORGAN STRATEGIC         AST           LORD ABBETT
                                                        OPPORTUNITIES (E)    LARGE-CAP VALUE CORE FIXED INCOME (F)
                                                     ----------------------  -------------   --------------------
                                                        2011        2010     2011     2010     2011       2010
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (24,855) $  (41,496) $ --   $     2  $   266    $  2,728
Net realized gains (losses).........................    111,504      49,492    (3)   (5,219)     452        (299)
Change in unrealized gains (losses).................   (173,366)    166,275   (28)    5,208    3,635       3,590
                                                     ----------  ----------  ----   -------   -------   --------
Increase (decrease) in net assets from operations...    (86,717)    174,271   (31)       (9)   4,353       6,019
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      3,137      28,001    --        --       --          --
Benefit payments....................................         --          --    --        --       --          --
Payments on termination.............................   (127,629)    (88,439)   --        --   (5,770)    (13,621)
Contract Maintenance Charge.........................    (14,637)    (14,207)   (1)       (1)     (25)        (25)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (461,202)    262,682    (1)   (6,909)      --        (536)
                                                     ----------  ----------  ----   -------   -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (600,331)    188,037    (2)   (6,910)  (5,795)    (14,182)
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS...................   (687,048)    362,308   (33)   (6,919)  (1,442)     (8,163)
NET ASSETS AT BEGINNING OF PERIOD...................  3,765,891   3,403,583   595     7,514   50,531      58,694
                                                     ----------  ----------  ----   -------   -------   --------
NET ASSETS AT END OF PERIOD......................... $3,078,843  $3,765,891  $562   $   595  $49,089    $ 50,531
                                                     ==========  ==========  ====   =======   =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    377,732     360,640    81     1,157    4,292       5,584
       Units issued.................................     85,118     121,897    --        --       --          52
       Units redeemed...............................   (149,880)   (104,805)   --    (1,076)    (461)     (1,344)
                                                     ----------  ----------  ----   -------   -------   --------
    Units outstanding at end of period..............    312,970     377,732    81        81    3,831       4,292
                                                     ==========  ==========  ====   =======   =======   ========

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED          ADVANCED
                                                        SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------  ----------------  ----------------
                                                            AST
                                                          MARSICO              AST               AST
                                                       CAPITAL GROWTH   MFS GLOBAL EQUITY    MFS GROWTH
                                                     -----------------  ----------------  ----------------
                                                       2011     2010      2011     2010     2011     2010
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (967) $   (600) $  (318) $  (279) $  (120) $  (152)
Net realized gains (losses).........................      18    (3,958)     (48)  (1,742)     191      (18)
Change in unrealized gains (losses).................    (900)   15,680   (1,407)   5,847     (289)   1,820
                                                     -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets from operations...  (1,849)   11,122   (1,773)   3,826     (218)   1,650
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --       --       --
Benefit payments....................................      --        --       --       --       --       --
Payments on termination.............................    (630)  (12,651)      --   (5,353)  (1,458)  (1,374)
Contract Maintenance Charge.........................     (19)      (19)     (10)     (10)     (14)     (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1     1,444       --       --       --       --
                                                     -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    (648)  (11,226)     (10)  (5,363)  (1,472)  (1,389)
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (2,497)     (104)  (1,783)  (1,537)  (1,690)     261
NET ASSETS AT BEGINNING OF PERIOD...................  76,574    76,678   41,110   42,647   15,981   15,720
                                                     -------  --------  -------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $74,077  $ 76,574  $39,327  $41,110  $14,291  $15,981
                                                     =======  ========  =======  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   8,457     9,969    4,196    4,816    1,716    1,882
       Units issued.................................      --       404       --       --       --       --
       Units redeemed...............................     (72)   (1,916)      (2)    (620)    (154)    (166)
                                                     -------  --------  -------  -------  -------  -------
    Units outstanding at end of period..............   8,385     8,457    4,194    4,196    1,562    1,716
                                                     =======  ========  =======  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED             ADVANCED            ADVANCED
                                                       SERIES TRUST         SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ---------------------  ----------------
                                                                                                     AST
                                                        AST MID-CAP          AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET         LSV MID-CAP VALUE
                                                     ----------------  ---------------------  ----------------
                                                       2011     2010      2011       2010       2011     2010
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (335) $  (298) $  (7,518) $  (11,284) $  (170) $   (45)
Net realized gains (losses).........................     124     (176)        --          --      175     (354)
Change in unrealized gains (losses).................  (1,701)   7,059         (0)         --   (1,376)   7,373
                                                     -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets from operations...  (1,912)   6,585     (7,518)    (11,284)  (1,371)   6,974
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --         --      40,526       --       --
Benefit payments....................................      --       --   (447,814)   (332,423)      --       --
Payments on termination.............................      --       --       (745)    (28,720)  (2,400)  (2,056)
Contract Maintenance Charge.........................     (15)     (14)      (192)       (247)     (28)     (27)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --      680    102,069    (144,921)    (202)    (649)
                                                     -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     (15)     666   (346,682)   (465,785)  (2,630)  (2,732)
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (1,927)   7,251   (354,200)   (477,069)  (4,001)   4,242
NET ASSETS AT BEGINNING OF PERIOD...................  39,443   32,192    772,502   1,249,571   38,199   33,957
                                                     -------  -------  ---------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $37,516  $39,443  $ 418,302  $  772,502  $34,198  $38,199
                                                     =======  =======  =========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,975    3,952     77,091     123,460    3,949    4,276
       Units issued.................................      --      720      8,789      55,057      224      171
       Units redeemed...............................      (1)    (697)   (43,252)   (101,426)    (498)    (498)
                                                     -------  -------  ---------  ----------  -------  -------
    Units outstanding at end of period..............   3,974    3,975     42,628      77,091    3,675    3,949
                                                     =======  =======  =========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED          ADVANCED          ADVANCED
                                                       SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ---------------  -----------------
                                                                                               AST
                                                            AST              AST            PARAMETRIC
                                                     NEUBERGER BERMAN  NEUBERGER BERMAN  EMERGING MARKETS
                                                      MID-CAP GROWTH   SMALL-CAP GROWTH       EQUITY
                                                     ----------------  ---------------  -----------------
                                                       2011     2010   2011 (G)  2010     2011      2010
                                                     -------  -------  -------- ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (404) $  (354) $   (36) $  (93) $   (195) $  (289)
Net realized gains (losses).........................     409     (835)   1,855     (22)     (386)   3,517
Change in unrealized gains (losses).................      99    8,091     (883)  1,348    (6,898)   2,174
                                                     -------  -------  -------  ------  --------  -------
Increase (decrease) in net assets from operations...     104    6,902      936   1,233    (7,479)   5,402
                                                     -------  -------  -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --      --        --       --
Benefit payments....................................      --       --       --      --        --       --
Payments on termination.............................    (789)  (5,289)      --      --    (8,796)  (2,440)
Contract Maintenance Charge.........................     (10)     (10)      --      (6)     (116)     (95)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (245)    (579)  (8,621)   (292)      565    6,597
                                                     -------  -------  -------  ------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,044)  (5,878)  (8,621)   (298)   (8,347)   4,062
                                                     -------  -------  -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................    (940)   1,024   (7,685)    935   (15,826)   9,464
NET ASSETS AT BEGINNING OF PERIOD...................  32,526   31,502    7,685   6,750    37,109   27,645
                                                     -------  -------  -------  ------  --------  -------
NET ASSETS AT END OF PERIOD......................... $31,586  $32,526  $    --  $7,685  $ 21,283  $37,109
                                                     =======  =======  =======  ======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,381    4,161      841     876     3,368    3,016
       Units issued.................................     220      176       18      79     1,025    2,699
       Units redeemed...............................    (333)    (956)    (859)   (114)   (1,941)  (2,347)
                                                     -------  -------  -------  ------  --------  -------
    Units outstanding at end of period..............   3,268    3,381       --     841     2,452    3,368
                                                     =======  =======  =======  ======  ========  =======

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED            ADVANCED               ADVANCED
                                                    SERIES TRUST        SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ------------------  -----------------------
                                                         AST                 AST
                                                        PIMCO               PIMCO                  AST
                                                  LIMITED MATURITY      TOTAL RETURN           PRESERVATION
                                                        BOND                BOND             ASSET ALLOCATION
                                                 ------------------  ------------------  -----------------------
                                                   2011      2010      2011      2010       2011         2010
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (390) $  1,480  $    (64) $   (559) $  (57,171) $   (15,748)
Net realized gains (losses).....................    1,409    (2,790)   14,238     9,501     257,762      337,897
Change in unrealized gains (losses).............       75     5,059    (8,584)   13,194    (242,045)     418,793
                                                 --------  --------  --------  --------  ----------  -----------
Increase (decrease) in net assets from
 operations.....................................    1,094     3,749     5,590    22,136     (41,454)     740,942
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --        --        --     176,581        2,594
Benefit payments................................       --        --        --        --          --           --
Payments on termination.........................   (7,000)  (52,945)   (2,273)  (21,737)   (376,648)    (650,220)
Contract Maintenance Charge.....................      (64)      (66)      (85)      (96)    (29,186)     (30,588)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       (1)    3,019      (151)   (4,880)    109,854     (530,290)
                                                 --------  --------  --------  --------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (7,065)  (49,992)   (2,509)  (26,713)   (119,399)  (1,208,504)
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (5,971)  (46,243)    3,081    (4,577)   (160,853)    (467,562)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  113,722   159,965   407,721   412,298   8,337,288    8,804,850
                                                 --------  --------  --------  --------  ----------  -----------
NET ASSETS AT END OF PERIOD..................... $107,751  $113,722  $410,802  $407,721  $8,176,435  $ 8,337,288
                                                 ========  ========  ========  ========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,845    14,212    33,053    35,360     778,583      895,044
       Units issued.............................       --       311       221     4,427     179,226      125,024
       Units redeemed...........................     (611)   (4,678)     (420)   (6,734)   (189,425)    (241,485)
                                                 --------  --------  --------  --------  ----------  -----------
    Units outstanding at end of period..........    9,234     9,845    32,854    33,053     768,384      778,583
                                                 ========  ========  ========  ========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED            ADVANCED           ADVANCED
                                                       SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  -------------------   --------------
                                                            AST                AST
                                                          QMA US       SCHRODERS MULTI-ASSET       AST
                                                       EQUITY ALPHA      WORLD STRATEGIES    SMALL-CAP GROWTH
                                                     ----------------  -------------------   --------------
                                                       2011     2010      2011       2010     2011     2010
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (167) $  (164) $   1,058   $ (6,833) $  (36)  $  (25)
Net realized gains (losses).........................     348     (154)    43,148     24,709     101      166
Change in unrealized gains (losses).................     327    3,678   (109,998)    54,863    (171)     582
                                                     -------  -------  ---------   --------  ------   ------
Increase (decrease) in net assets from operations...     508    3,360    (65,792)    72,739    (106)     723
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        319     42,337      --       --
Benefit payments....................................      --       --         --         --      --       --
Payments on termination.............................      --   (2,359)   (40,142)   (20,329)     --       --
Contract Maintenance Charge.........................     (13)     (12)    (4,232)    (4,051)     (3)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (357)  (1,427)   (80,486)   (74,665)    (14)    (277)
                                                     -------  -------  ---------   --------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................    (370)  (3,798)  (124,541)   (56,708)    (17)    (280)
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................     138     (438)  (190,333)    16,031    (123)     443
NET ASSETS AT BEGINNING OF PERIOD...................  28,675   29,113    812,854    796,823   2,908    2,465
                                                     -------  -------  ---------   --------  ------   ------
NET ASSETS AT END OF PERIOD......................... $28,813  $28,675  $ 622,521   $812,854  $2,785   $2,908
                                                     =======  =======  =========   ========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,550    4,096     82,234     88,820     257      294
       Units issued.................................     350      272     41,583     11,630     102       53
       Units redeemed...............................    (409)    (818)   (57,571)   (18,216)   (108)     (90)
                                                     -------  -------  ---------   --------  ------   ------
    Units outstanding at end of period..............   3,491    3,550     66,246     82,234     251      257
                                                     =======  =======  =========   ========  ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED             ADVANCED              ADVANCED
                                                       SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  -----------------
                                                                                 AST                  AST
                                                            AST             T. ROWE PRICE        T. ROWE PRICE
                                                      SMALL-CAP VALUE     ASSET ALLOCATION     EQUITY INCOME (H)
                                                     ----------------  ----------------------  -----------------
                                                       2011     2010      2011        2010       2011     2010
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (256) $  (267) $  (32,911) $  (33,105) $  (317) $   (162)
Net realized gains (losses).........................     496      274     182,088      77,342     (310)   (5,544)
Change in unrealized gains (losses).................  (2,629)   6,617    (212,025)    436,118     (882)    9,650
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from operations...  (2,389)   6,624     (62,848)    480,355   (1,509)    3,944
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --       2,137     297,198       --        --
Benefit payments....................................      --       --          --          --       --        --
Payments on termination.............................    (842)    (603)   (116,679)   (255,217)  (1,254)  (12,278)
Contract Maintenance Charge.........................     (19)     (19)    (10,737)     (9,902)     (11)      (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (164)    (339)   (503,436)    222,959       --     2,902
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,025)    (961)   (628,715)    255,038   (1,265)   (9,387)
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (3,414)   5,663    (691,563)    735,393   (2,774)   (5,443)
NET ASSETS AT BEGINNING OF PERIOD...................  33,520   27,857   5,927,009   5,191,616   46,371    51,814
                                                     -------  -------  ----------  ----------  -------  --------
NET ASSETS AT END OF PERIOD......................... $30,106  $33,520  $5,235,446  $5,927,009  $43,597  $ 46,371
                                                     =======  =======  ==========  ==========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,279    3,387     595,277     571,535    6,324     7,834
       Units issued.................................     108      108     149,186     168,815       --       895
       Units redeemed...............................    (212)    (216)   (220,638)   (145,073)    (169)   (2,405)
                                                     -------  -------  ----------  ----------  -------  --------
    Units outstanding at end of period..............   3,175    3,279     523,825     595,277    6,155     6,324
                                                     =======  =======  ==========  ==========  =======  ========

--------
(h)Previously known as AST AllianceBernstein Core Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE           AST
                                                           GLOBAL           LARGE-CAP        T. ROWE PRICE
                                                            BOND             GROWTH        NATURAL RESOURCES
                                                     -----------------  ----------------  ------------------
                                                       2011     2010      2011     2010     2011      2010
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ 1,159  $  1,463  $  (440) $  (486) $ (1,121) $ (1,171)
Net realized gains (losses).........................     683      (590)     224      130    (1,146)   (7,711)
Change in unrealized gains (losses).................     707     2,971     (815)   4,144   (21,080)   28,652
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...   2,549     3,844   (1,031)   3,788   (23,347)   19,770
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --    12,060       502
Benefit payments....................................      --        --       --       --        --        --
Payments on termination.............................  (2,245)  (24,892)      --       --    (3,864)  (13,575)
Contract Maintenance Charge.........................     (55)      (63)     (17)     (16)      (67)      (72)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (77)    3,306      (17)  (9,403)    5,195   (13,236)
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,377)  (21,649)     (34)  (9,419)   13,324   (26,381)
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     172   (17,805)  (1,065)  (5,631)  (10,023)   (6,611)
NET ASSETS AT BEGINNING OF PERIOD...................  94,787   112,592   32,964   38,595   124,004   130,615
                                                     -------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $94,959  $ 94,787  $31,899  $32,964  $113,981  $124,004
                                                     =======  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   8,040     9,952    3,221    4,313    12,348    15,440
       Units issued.................................      40       466      118       61     3,336     1,771
       Units redeemed...............................    (236)   (2,378)    (126)  (1,153)   (2,163)   (4,863)
                                                     -------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............   7,844     8,040    3,213    3,221    13,521    12,348
                                                     =======  ========  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED              ADVANCED           ADVANCED
                                                        SERIES TRUST          SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ----------------------  ------------
                                                                                FRANKLIN
                                                       AST WELLINGTON         TEMPLETON VIP
                                                         MANAGEMENT          FOUNDING FUNDS         PROFUND
                                                      HEDGED EQUITY (I)        ALLOCATION        VP FINANCIALS
                                                     ------------------  ----------------------  ------------
                                                       2011      2010       2011        2010      2011   2010
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ (1,397) $ (1,122) $  (42,323) $   23,271  $  (33) $ (5)
Net realized gains (losses).........................    1,133       274     173,785     134,227      (3)   --
Change in unrealized gains (losses).................   (5,653)   13,798    (312,220)     59,702    (358)    3
                                                     --------  --------  ----------  ----------  ------  ----
Increase (decrease) in net assets from operations...   (5,917)   12,950    (180,758)    217,200    (394)   (2)
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --        --      15,382      47,303     550   502
Benefit payments....................................       --        --          --          --      --    --
Payments on termination.............................   (1,365)       --    (187,567)    (70,679)     --    --
Contract Maintenance Charge.........................      (57)      (59)    (16,653)    (16,662)     (1)   --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (67)   (6,072)   (516,494)     (2,214)  2,033     1
                                                     --------  --------  ----------  ----------  ------  ----
Increase (decrease) in net assets from contract
 transactions.......................................   (1,489)   (6,131)   (705,332)    (42,252)  2,582   503
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS...................   (7,406)    6,819    (886,090)    174,948   2,188   501
NET ASSETS AT BEGINNING OF PERIOD...................  113,872   107,053   3,274,217   3,099,269     501    --
                                                     --------  --------  ----------  ----------  ------  ----
NET ASSETS AT END OF PERIOD......................... $106,466  $113,872  $2,388,127  $3,274,217  $2,689  $501
                                                     ========  ========  ==========  ==========  ======  ====
UNITS OUTSTANDING
    Units outstanding at beginning of period........   13,556    14,383     352,994     363,140      77    --
       Units issued.................................    1,400     1,187     117,776     174,265     408    77
       Units redeemed...............................   (1,623)   (2,014)   (205,064)   (184,411)     --    --
                                                     --------  --------  ----------  ----------  ------  ----
    Units outstanding at end of period..............   13,333    13,556     265,706     352,994     485    77
                                                     ========  ========  ==========  ==========  ======  ====

--------
(i)Previously known as AST Aggressive Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    ADVANCED        ADVANCED       ADVANCED
                                                                  SERIES TRUST    SERIES TRUST   SERIES TRUST
                                                                   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                                                  ------------   --------------  --------------
                                                                                     PROFUND       PROFUND
                                                                     PROFUND       VP MID-CAP      VP TELE-
                                                                  VP HEALTH CARE      VALUE      COMMUNICATIONS
                                                                  ------------   --------------  --------------
                                                                   2011    2010   2011    2010    2011    2010
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..................................... $  (30)  $ (5) $  (57) $  (46) $   41   $ 10
Net realized gains (losses)......................................      2     (2)     34      26       1     --
Change in unrealized gains (losses)..............................    226     (5)   (208)    701       1     87
                                                                  ------   ----  ------  ------  ------   ----
Increase (decrease) in net assets from operations................    198    (12)   (231)    681      43     97
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.........................................................    550    502      --      --     550    502
Benefit payments.................................................     --     --      --      --      --     --
Payments on termination..........................................     --     --      --      --      --     --
Contract Maintenance Charge......................................     (1)    --     (10)     (9)     (1)    --
Transfers among the sub-accounts and with the Fixed Account--net.  2,055     --      --      --   1,941      1
                                                                  ------   ----  ------  ------  ------   ----
Increase (decrease) in net assets from contract transactions.....  2,604    502     (10)     (9)  2,490    503
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS................................  2,802    490    (241)    672   2,533    600
NET ASSETS AT BEGINNING OF PERIOD................................    491      1   4,327   3,655     600     --
                                                                  ------   ----  ------  ------  ------   ----
NET ASSETS AT END OF PERIOD...................................... $3,293   $491  $4,086  $4,327  $3,133   $600
                                                                  ======   ====  ======  ======  ======   ====
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................     49     --     437     438      68     --
       Units issued..............................................    255     49      --      --     288     68
       Units redeemed............................................      1     --      (1)     (1)     --     --
                                                                  ------   ----  ------  ------  ------   ----
    Units outstanding at end of period...........................    305     49     436     437     356     68
                                                                  ======   ====  ======  ======  ======   ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                     ALLIANCE                   ALLIANCE
                                               ADVANCED         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             SERIES TRUST       PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                           ----------------  ------------------------  --------------------------
                                                PROFUND              ALLIANCE            ALLIANCE BERNSTEIN VPS
                                             VP UTILITIES      BERNSTEIN VPS GROWTH          GROWTH & INCOME
                                           ----------------  ------------------------  --------------------------
                                             2011     2010       2011         2010         2011          2010
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   464  $   461  $  (412,028) $  (426,647) $   (375,760) $ (1,197,887)
Net realized gains (losses)...............     293      270      794,789        5,846    (3,254,801)   (4,465,873)
Change in unrealized gains (losses).......   6,158    1,830     (444,175)   3,591,488     6,661,474    13,071,892
                                           -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations...............................   6,915    2,561      (61,414)   3,170,687     3,030,913     7,408,132
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --       --       26,052        2,368        13,229        96,413
Benefit payments..........................      --       --     (595,284)    (506,687)   (2,082,472)   (1,593,608)
Payments on termination...................  (1,071)  (3,789)  (3,197,043)  (2,686,086)   (8,247,752)   (6,115,684)
Contract Maintenance Charge...............     (27)     (26)     (60,439)     (71,912)      (84,596)      (97,107)
Transfers among the sub-accounts and with
 the Fixed Account--net...................       1   16,614   (1,017,086)  (1,131,161)   (5,752,115)   (2,627,279)
                                           -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (1,097)  12,799   (4,843,800)  (4,393,478)  (16,153,706)  (10,337,265)
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................   5,818   15,360   (4,905,214)  (1,222,791)  (13,122,793)   (2,929,133)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  44,062   28,702   27,157,575   28,380,366    73,511,275    76,440,408
                                           -------  -------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD............... $49,880  $44,062  $22,252,361  $27,157,575  $ 60,388,482  $ 73,511,275
                                           =======  =======  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   5,357    3,642    2,945,967    3,442,288     6,809,249     7,865,531
       Units issued.......................      --    2,193       84,667       68,292       173,750       168,461
       Units redeemed.....................    (119)    (478)    (636,874)    (564,613)   (1,579,681)   (1,224,743)
                                           -------  -------  -----------  -----------  ------------  ------------
    Units outstanding at end of period....   5,238    5,357    2,393,760    2,945,967     5,403,318     6,809,249
                                           =======  =======  ===========  ===========  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               ALLIANCE                  ALLIANCE                  ALLIANCE
                                          BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                          PRODUCT SERIES FUND       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                        ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                          INTERNATIONAL VALUE        LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                       ------------------------  ------------------------  ------------------------
                                           2011         2010         2011         2010         2011         2010
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   392,248  $   195,133  $  (300,393) $  (288,453) $  (318,065) $  (350,180)
Net realized gains (losses)...........  (1,074,573)  (1,561,063)     514,708       15,680      414,516     (142,595)
Change in unrealized gains
 (losses).............................  (3,045,290)   1,965,294   (1,035,026)   1,730,774   (2,382,958)   6,055,299
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (3,727,615)     599,364     (820,711)   1,458,001   (2,286,507)   5,562,524
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       5,738        3,407       14,700        5,942       15,689       80,140
Benefit payments......................    (425,476)    (392,236)    (438,015)    (443,764)    (243,293)    (400,828)
Payments on termination...............  (2,675,868)  (2,451,057)  (2,020,544)  (2,263,247)  (3,517,449)  (3,300,360)
Contract Maintenance Charge...........     (79,708)    (101,318)     (19,346)     (23,689)     (92,072)    (119,653)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   1,294,197      418,758     (563,766)    (528,037)  (1,013,765)    (798,694)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,881,117)  (2,522,446)  (3,026,971)  (3,252,795)  (4,850,890)  (4,539,395)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (5,608,732)  (1,923,082)  (3,847,682)  (1,794,794)  (7,137,397)   1,023,129
NET ASSETS AT BEGINNING
 OF PERIOD............................  20,933,861   22,856,943   20,928,601   22,723,395   26,111,672   25,088,543
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $15,325,129  $20,933,861  $17,080,919  $20,928,601  $18,974,275  $26,111,672
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,052,069    2,299,100    2,883,560    3,398,290    1,262,619    1,511,438
       Units issued...................     268,157      278,976      110,249      116,188       42,115       60,898
       Units redeemed.................    (424,712)    (526,007)    (523,655)    (630,918)    (283,024)    (309,717)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,895,514    2,052,069    2,470,154    2,883,560    1,021,710    1,262,619
                                       ===========  ===========  ===========  ===========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ALLIANCE              AMERICAN          AMERICAN
                                                       BERNSTEIN VARIABLE     CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND    PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------------  -----------------  ----------------
                                                            ALLIANCE          AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED     VP INTERNATIONAL
                                                     ----------------------  -----------------  ----------------
                                                        2011        2010       2011     2010     2011   2010 (AG)
                                                     ----------  ----------  -------  --------  ------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (8,399) $    2,108  $    48  $     36  $   (3)  $   41
Net realized gains (losses).........................   (135,933)   (147,462)     (51)   (1,893)      8        2
Change in unrealized gains (losses).................     56,699     335,781      395     2,816    (654)     636
                                                     ----------  ----------  -------  --------  ------   ------
Increase (decrease) in net assets from operations...    (87,633)    190,427      392       959    (649)     679
                                                     ----------  ----------  -------  --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --          --       --        --      --       --
Benefit payments....................................    (85,600)    (18,368)      --        --      --       --
Payments on termination.............................   (261,184)   (220,092)    (684)     (617)     --       --
Contract Maintenance Charge.........................     (6,771)     (9,703)      --        --      (4)      (4)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (214,227)   (102,245)      --    (9,521)     --    4,210
                                                     ----------  ----------  -------  --------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................   (567,782)   (350,408)    (684)  (10,138)     (4)   4,206
                                                     ----------  ----------  -------  --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................   (655,415)   (159,981)    (292)   (9,179)   (653)   4,885
NET ASSETS AT BEGINNING OF PERIOD...................  2,097,886   2,257,867   10,650    19,829   4,885       --
                                                     ----------  ----------  -------  --------  ------   ------
NET ASSETS AT END OF PERIOD......................... $1,442,471  $2,097,886  $10,358  $ 10,650  $4,232   $4,885
                                                     ==========  ==========  =======  ========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    231,115     272,285      688     1,410     322       --
       Units issued.................................      9,139      11,015       --        --      --      322
       Units redeemed...............................    (72,783)    (52,185)     (43)     (722)     --       --
                                                     ----------  ----------  -------  --------  ------   ------
    Units outstanding at end of period..............    167,471     231,115      645       688     322      322
                                                     ==========  ==========  =======  ========  ======   ======

--------
(ag)For the period beginning January 27, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK      DREYFUS VARIABLE
                                                     GROWTH FUND, INC.         INDEX FUND        INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  -------------------  ------------------
                                                          DREYFUS
                                                         SOCIALLY
                                                        RESPONSIBLE          DREYFUS STOCK
                                                        GROWTH FUND            INDEX FUND      VIF GROWTH & INCOME
                                                     -------------------  -------------------  ------------------
                                                       2011       2010      2011       2010      2011      2010
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (75)   $   (97)  $  1,897  $   1,715  $   (246) $   (270)
Net realized gains (losses).........................   1,518     (2,520)     5,617      2,100    (2,439)   (3,300)
Change in unrealized gains (losses).................  (2,018)     4,619     (7,207)    58,302      (803)   22,524
                                                      -------   -------   --------  ---------  --------  --------
Increase (decrease) in net assets from operations...    (575)     2,002        307     62,117    (3,488)   18,954
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --         --         --        --        --
Benefit payments....................................      --         --     (6,902)    (2,620)   (4,524)       --
Payments on termination.............................  (3,792)        --    (10,390)   (97,679)  (30,153)  (14,743)
Contract Maintenance Charge.........................      (9)        (9)      (344)      (386)      (98)     (106)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       6     (8,159)   (13,336)   (16,102)       47      (170)
                                                      -------   -------   --------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,795)    (8,168)   (30,972)  (116,787)  (34,728)  (15,019)
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (4,370)    (6,166)   (30,665)   (54,670)  (38,216)    3,935
NET ASSETS AT BEGINNING OF PERIOD...................  18,353     24,519    472,436    527,106   125,793   121,858
                                                      -------   -------   --------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $13,983    $18,353   $441,771  $ 472,436  $ 87,577  $125,793
                                                      =======   =======   ========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,915      2,851     42,099     53,438    11,393    12,829
       Units issued.................................      --         --      3,040      4,568         4        --
       Units redeemed...............................    (515)      (936)    (6,215)   (15,907)   (3,135)   (1,436)
                                                      -------   -------   --------  ---------  --------  --------
    Units outstanding at end of period..............   1,400      1,915     38,924     42,099     8,262    11,393
                                                      =======   =======   ========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DREYFUS VARIABLE        DWS VARIABLE          DWS VARIABLE
                                                    INVESTMENT FUND     INVESTMENT SERIES I    INVESTMENT SERIES I
                                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  -------------------  ----------------------
                                                          VIF                                          DWS
                                                      MONEY MARKET         DWS BOND VIP A     CAPITAL GROWTH VIP A
                                                 ---------------------  -------------------  ----------------------
                                                    2011       2010        2011      2010       2011        2010
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (9,598) $  (12,642) $  30,828  $ 19,172  $      271  $    2,578
Net realized gains (losses).....................        --          --    (62,798)  (28,568)     44,860      25,740
Change in unrealized gains (losses).............        --          --     53,772    41,679    (102,810)    135,218
                                                 ---------  ----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (9,598)    (12,642)    21,802    32,283     (57,679)    163,536
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       650      71,065         --        --       1,500       1,500
Benefit payments................................   (15,227)    102,051     (4,398)   (2,307)     (1,745)     (4,050)
Payments on termination.........................  (458,625)   (464,271)  (151,273)  (20,950)    (34,388)   (275,523)
Contract Maintenance Charge.....................      (256)       (384)        --        --          --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   356,972     (57,171)   (96,530)   (7,385)   (109,776)     15,902
                                                 ---------  ----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (116,486)   (348,710)  (252,201)  (30,642)   (144,409)   (262,171)
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (126,084)   (361,352)  (230,399)    1,641    (202,088)    (98,635)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   702,889   1,064,241    525,945   524,304   1,169,331   1,267,966
                                                 ---------  ----------  ---------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 576,805  $  702,889  $ 295,546  $525,945  $  967,243  $1,169,331
                                                 =========  ==========  =========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    64,599      97,043     37,888    40,060      94,538     118,804
       Units issued.............................    42,450      39,695     47,428    15,665      25,899      10,170
       Units redeemed...........................   (53,586)    (72,139)   (65,025)  (17,837)    (37,952)    (34,436)
                                                 ---------  ----------  ---------  --------  ----------  ----------
    Units outstanding at end of period..........    53,463      64,599     20,291    37,888      82,485      94,538
                                                 =========  ==========  =========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      DWS VARIABLE           DWS VARIABLE         DWS VARIABLE
                                                   INVESTMENT SERIES I   INVESTMENT SERIES I  INVESTMENT SERIES I
                                                       SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  -------------------  -------------------
                                                    DWS GLOBAL SMALL        DWS GROWTH AND     DWS INTERNATIONAL
                                                  CAP GROWTH VIP A (J)       INCOME VIP A            VIP A
                                                 ----------------------  -------------------  -------------------
                                                    2011        2010       2011       2010      2011       2010
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    9,178  $   (3,655) $  1,847  $   4,261  $  3,673  $   7,215
Net realized gains (losses).....................     11,128        (353)  (25,528)   (46,842)  (13,579)   (58,127)
Change in unrealized gains (losses).............   (151,443)    258,843    19,209     92,058   (51,919)    41,605
                                                 ----------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   (131,137)    254,835    (4,472)    49,477   (61,825)    (9,307)
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      5,105       4,880        --         --       480      1,080
Benefit payments................................     (1,696)    (16,182)   (1,965)    (2,232)     (477)    (3,971)
Payments on termination.........................    (34,064)   (176,639)  (25,079)   (75,815)  (22,313)   (69,422)
Contract Maintenance Charge.....................         --          --        --         --        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    125,017     (76,165)   17,914    (24,559)  (12,784)   (57,023)
                                                 ----------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................     94,362    (264,106)   (9,130)  (102,606)  (35,094)  (129,336)
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    (36,775)     (9,271)  (13,602)   (53,129)  (96,919)  (138,643)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,090,612   1,099,883   419,061    472,190   385,446    524,089
                                                 ----------  ----------  --------  ---------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $1,053,837  $1,090,612  $405,459  $ 419,061  $288,527  $ 385,446
                                                 ==========  ==========  ========  =========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     42,438      53,809    39,787     50,922    33,909     46,467
       Units issued.............................     14,103       5,517    23,657      6,467        73        161
       Units redeemed...........................    (10,709)    (16,888)  (24,610)   (17,602)   (3,277)   (12,719)
                                                 ----------  ----------  --------  ---------  --------  ---------
    Units outstanding at end of period..........     45,832      42,438    38,834     39,787    30,705     33,909
                                                 ==========  ==========  ========  =========  ========  =========

--------
(j)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      DWS VARIABLE           DWS VARIABLE         DWS VARIABLE
                                                  INVESTMENT SERIES II   INVESTMENT SERIES II  INVESTMENT SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  --------------------  ------------------
                                                                                  DWS           DWS SMALL MID CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II GROWTH VIP A II (K)
                                                 ----------------------  --------------------  ------------------
                                                    2011        2010        2011       2010      2011       2010
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   11,645  $   34,971  $  (2,093) $  (3,386) $   (736)  $ (2,370)
Net realized gains (losses).....................      6,186        (187)        --         --    23,878    (15,002)
Change in unrealized gains (losses).............    (44,163)    116,215         --         --   (33,303)    96,083
                                                 ----------  ----------  ---------  ---------  --------   --------
Increase (decrease) in net assets from
 operations.....................................    (26,332)    150,999     (2,093)    (3,386)  (10,161)    78,711
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --          --    177,179         --       540        540
Benefit payments................................    (23,070)     (9,756)    (8,369)        --        --     (5,845)
Payments on termination.........................   (119,441)   (317,709)   (24,146)   (15,732)   (8,526)   (62,343)
Contract Maintenance Charge.....................         --          --         --         --        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (88,249)     18,179   (238,875)  (221,971)  (25,609)     9,681
                                                 ----------  ----------  ---------  ---------  --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (230,760)   (309,286)   (94,211)  (237,703)  (33,595)   (57,967)
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (257,092)   (158,287)   (96,304)  (241,089)  (43,756)    20,744
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,442,333   1,600,620    354,957    596,046   367,566    346,822
                                                 ----------  ----------  ---------  ---------  --------   --------
NET ASSETS AT END OF PERIOD..................... $1,185,241  $1,442,333  $ 258,653  $ 354,957  $323,810   $367,566
                                                 ==========  ==========  =========  =========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    121,881     149,344     33,575     55,955    31,970     38,752
       Units issued.............................      6,198       3,007     43,434     15,255    25,396      6,275
       Units redeemed...........................    (25,721)    (30,470)   (52,356)   (37,635)  (27,840)   (13,057)
                                                 ----------  ----------  ---------  ---------  --------   --------
    Units outstanding at end of period..........    102,358     121,881     24,653     33,575    29,526     31,970
                                                 ==========  ==========  =========  =========  ========   ========

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                 FIDELITY VARIABLE
                                                  FEDERATED             FIDELITY VARIABLE       INSURANCE PRODUCTS
                                              INSURANCE SERIES       INSURANCE PRODUCTS FUND           FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                          ------------------------  ------------------------  ----------------------
                                              2011         2010         2011         2010        2011        2010
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (141,129) $  (194,464) $   (23,749) $   (13,195) $    9,867  $    3,384
Net realized gains (losses)..............          --           --       11,478     (264,017)    (26,801)    (74,627)
Change in unrealized gains (losses)......          --           --     (141,592)   1,197,876      12,210     206,521
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    (141,129)    (194,464)    (153,863)     920,664      (4,724)    135,278
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,660        8,683       45,483       36,413       1,396         400
Benefit payments.........................    (410,788)    (836,215)      (1,402)     (62,617)    (32,486)    (75,200)
Payments on termination..................  (2,028,744)  (3,139,727)  (1,060,837)  (1,367,997)   (117,565)   (150,061)
Contract Maintenance Charge..............      (8,270)     (10,219)      (5,208)      (6,066)       (523)       (630)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     160,513     (581,128)    (531,259)    (121,682)    (13,032)    (47,526)
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,284,629)  (4,558,606)  (1,553,223)  (1,521,949)   (162,210)   (273,017)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,425,758)  (4,753,070)  (1,707,086)    (601,285)   (166,934)   (137,739)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,241,512   15,994,582    6,551,941    7,153,226   1,087,100   1,224,839
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 8,815,754  $11,241,512  $ 4,844,855  $ 6,551,941  $  920,166  $1,087,100
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     916,815    1,287,483      416,956      526,191      85,799     109,366
       Units issued......................      57,753       52,241       22,229       34,865       2,627       5,258
       Units redeemed....................    (247,833)    (422,909)    (116,944)    (144,100)    (15,380)    (28,825)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of period...     726,735      916,815      322,241      416,956      73,046      85,799
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                                 INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  ----------------------  -----------------------
                                                       VIP GROWTH            VIP HIGH INCOME          VIP INDEX 500
                                                 ----------------------  ----------------------  -----------------------
                                                    2011        2010        2011        2010         2011        2010
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (32,612) $  (36,613) $   54,987  $   77,438  $    20,460  $   26,091
Net realized gains (losses).....................     44,707    (181,565)    (22,706)    (27,380)     208,663      72,533
Change in unrealized gains (losses).............    (34,590)    867,975      (3,888)     96,864     (160,427)    524,321
                                                 ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (22,495)    649,797      28,393     146,922       68,696     622,945
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     25,188      27,624       3,735       4,316       20,564      32,893
Benefit payments................................    (37,850)    (12,429)      2,551     (16,937)     (30,443)    (33,939)
Payments on termination.........................   (447,624)   (590,582)   (216,513)   (223,302)    (867,310)   (819,480)
Contract Maintenance Charge.....................     (4,083)     (4,584)       (944)     (1,035)      (3,932)     (4,585)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   (125,137)    (35,485)    (61,019)     34,961     (266,372)     56,869
                                                 ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (589,506)   (615,456)   (272,190)   (201,997)  (1,147,493)   (768,242)
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (612,001)     34,341    (243,797)    (55,075)  (1,078,797)   (145,297)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,520,634   3,486,293   1,259,174   1,314,249    5,107,949   5,253,246
                                                 ----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,908,633  $3,520,634  $1,015,377  $1,259,174  $ 4,029,152  $5,107,949
                                                 ==========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    383,708     460,281      97,881     114,666      535,909     621,923
       Units issued.............................     18,500      38,404      14,169      12,311       27,921      29,526
       Units redeemed...........................    (81,277)   (114,977)    (35,526)    (29,096)    (142,372)   (115,540)
                                                 ----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of period..........    320,931     383,708      76,524      97,881      421,458     535,909
                                                 ==========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                        FIDELITY
                                                                                                        VARIABLE
                                                                                                       INSURANCE
                                                      FIDELITY VARIABLE       FIDELITY VARIABLE      PRODUCTS FUND
                                                   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                         SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                   ----------------------  ----------------------  -----------------
                                                                                                       VIP ASSET
                                                             VIP                                     MANAGER GROWTH
                                                    INVESTMENT GRADE BOND       VIP OVERSEAS       (SERVICE CLASS 2)
                                                   ----------------------  ----------------------  -----------------
                                                      2011        2010        2011        2010       2011      2010
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   25,880  $   45,092  $     (542) $      494  $   (479) $  (579)
Net realized gains (losses).......................     73,972      47,526     (15,265)    (83,942)    7,560    1,164
Change in unrealized gains (losses)...............      5,275      50,752    (192,264)    209,554   (16,951)  11,259
                                                   ----------  ----------  ----------  ----------  --------  -------
Increase (decrease) in net assets from operations.    105,127     143,370    (208,071)    126,106    (9,870)  11,844
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      5,864       6,269       6,339      13,780        --       --
Benefit payments..................................     (9,904)    (61,833)     19,423      (3,801)       --       --
Payments on termination...........................   (406,525)   (549,089)   (162,288)   (176,418)  (45,573)  (4,631)
Contract Maintenance Charge.......................     (1,537)     (1,883)     (1,171)     (1,397)       (5)      --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (248,399)    158,180    (198,422)     34,758     9,479       --
                                                   ----------  ----------  ----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.....................................   (660,501)   (448,356)   (336,119)   (133,078)  (36,099)  (4,631)
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS.................   (555,374)   (304,986)   (544,190)     (6,972)  (45,969)   7,213
NET ASSETS AT BEGINNING OF PERIOD.................  2,070,659   2,375,645   1,479,165   1,486,137    95,258   88,045
                                                   ----------  ----------  ----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD....................... $1,515,285  $2,070,659  $  934,975  $1,479,165  $ 49,289  $95,258
                                                   ==========  ==========  ==========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    120,751     147,457     128,034     143,018     8,119    8,576
       Units issued...............................      3,767      17,822       7,005      21,618     1,194       --
       Units redeemed.............................    (41,304)    (44,528)    (35,971)    (36,602)   (4,786)    (457)
                                                   ----------  ----------  ----------  ----------  --------  -------
    Units outstanding at end of period............     83,214     120,751      99,068     128,034     4,527    8,119
                                                   ==========  ==========  ==========  ==========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                             INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                   SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           --------------------------  ---------------------   --------------------------
                                                 VIP CONTRAFUND          VIP EQUITY-INCOME         VIP FREEDOM 2010
                                                (SERVICE CLASS 2)        (SERVICE CLASS 2)     PORTFOLIO (SERVICE CLASS 2)
                                           --------------------------  ---------------------   --------------------------
                                               2011          2010         2011        2010        2011           2010
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (604,714) $   (475,803) $   4,015   $   (1,240) $   21,497    $    19,929
Net realized gains (losses)...............   (2,822,473)   (4,249,770)   (25,196)     (66,354)    104,593         75,226
Change in unrealized gains (losses).......      878,933    15,293,860     20,481      174,359    (305,141)       843,474
                                           ------------  ------------  ---------   ----------   ----------   -----------
Increase (decrease) in net assets from
 operations...............................   (2,548,254)   10,568,287       (700)     106,765    (179,051)       938,629
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      155,666        16,408         --        3,887      27,303         10,414
Benefit payments..........................   (1,489,980)   (1,319,185)   (35,136)     (14,651)   (129,009)      (300,105)
Payments on termination...................  (11,401,366)   (9,213,454)  (181,243)    (199,696)   (955,780)    (1,562,727)
Contract Maintenance Charge...............     (286,387)     (339,882)      (327)        (420)    (39,767)       (42,671)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (3,098,273)      402,738        185       (5,952)    747,779        508,472
                                           ------------  ------------  ---------   ----------   ----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (16,120,340)  (10,453,375)  (216,521)    (216,832)   (349,474)    (1,386,617)
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (18,668,594)      114,912   (217,221)    (110,067)   (528,525)      (447,988)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   77,662,019    77,547,107    907,769    1,017,836   9,257,743      9,705,731
                                           ------------  ------------  ---------   ----------   ----------   -----------
NET ASSETS AT END OF PERIOD............... $ 58,993,425  $ 77,662,019  $ 690,548   $  907,769  $8,729,218    $ 9,257,743
                                           ============  ============  =========   ==========   ==========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    6,780,816     7,787,960     84,114      106,370     834,336        968,860
       Units issued.......................      395,281       493,420      2,460        3,725     140,915        181,211
       Units redeemed.....................   (1,777,770)   (1,500,564)   (22,051)     (25,981)   (171,049)      (315,735)
                                           ------------  ------------  ---------   ----------   ----------   -----------
    Units outstanding at end of period....    5,398,327     6,780,816     64,523       84,114     804,202        834,336
                                           ============  ============  =========   ==========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FIDELITY                  FIDELITY                FIDELITY
                                              VARIABLE INSURANCE        VARIABLE INSURANCE      VARIABLE INSURANCE
                                                 PRODUCTS FUND            PRODUCTS FUND            PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                  VIP FREEDOM              VIP FREEDOM              VIP FREEDOM
                                                2020 PORTFOLIO            2030 PORTFOLIO         INCOME PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2011         2010         2011        2010        2011        2010
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $     9,234  $    17,929  $    (1,843) $    7,990  $     (721) $   (4,636)
Net realized gains (losses)...............      86,429      (18,723)      54,987      12,092      25,930     124,505
Change in unrealized gains (losses).......    (286,775)     834,692     (104,202)    417,593     (46,140)     71,310
                                           -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    (191,112)     833,898      (51,058)    437,675     (20,931)    191,179
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       1,440       30,275       12,204         400      15,870      22,264
Benefit payments..........................    (168,950)     (27,743)          --     (14,855)    (42,752)    (61,382)
Payments on termination...................  (1,118,589)  (1,447,567)  (1,095,724)   (152,716)   (938,108)   (243,457)
Contract Maintenance Charge...............     (37,439)     (40,886)     (15,577)    (16,329)    (17,529)    (18,955)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     513,021      453,514     (240,080)    438,200     954,655    (369,590)
                                           -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................    (810,517)  (1,032,407)  (1,339,177)    254,700     (27,864)   (671,120)
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,001,629)    (198,509)  (1,390,235)    692,375     (48,795)   (479,941)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,167,565    7,366,074    3,559,609   2,867,234   3,212,530   3,692,471
                                           -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 6,165,936  $ 7,167,565  $ 2,169,374  $3,559,609  $3,163,735  $3,212,530
                                           ===========  ===========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     671,111      775,355      346,435     317,777     284,700     345,298
       Units issued.......................     181,833      110,194       79,183      61,992     101,539      66,084
       Units redeemed.....................    (258,133)    (214,438)    (205,360)    (33,334)   (105,737)   (126,682)
                                           -----------  -----------  -----------  ----------  ----------  ----------
    Units outstanding at end of period....     594,811      671,111      220,258     346,435     280,502     284,700
                                           ===========  ===========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           FIDELITY VARIABLE          FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ------------------------  -----------------------
                                               VIP GROWTH            VIP GROWTH & INCOME        VIP GROWTH STOCK
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  ------------------------  -----------------------
                                             2011        2010         2011         2010         2011        2010
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (2,755)   $ (3,521)  $    30,369  $  (120,785) $   (34,343) $  (21,878)
Net realized gains (losses)..............    23,137        (476)     (103,839)    (438,328)     109,160     (15,436)
Change in unrealized gains (losses)......   (18,738)     47,873       214,920    1,758,468     (130,028)    264,330
                                           ---------   --------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................     1,644      43,876       141,450    1,199,355      (55,211)    227,016
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       105         180           240          650        2,275       4,064
Benefit payments.........................        --      (4,485)     (318,151)    (156,831)     (56,142)    (19,496)
Payments on termination..................  (111,816)    (46,595)   (1,355,913)  (1,411,456)    (533,113)   (342,458)
Contract Maintenance Charge..............      (152)       (162)      (39,055)     (46,802)     (10,455)     (5,105)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (4,061)     (8,448)    2,940,316       (3,452)    (513,297)  1,023,187
                                           ---------   --------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (115,924)    (59,510)    1,227,437   (1,617,891)  (1,110,732)    660,192
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (114,280)    (15,634)    1,368,887     (418,536)  (1,165,943)    887,208
NET ASSETS AT BEGINNING OF
 PERIOD..................................   234,553     250,187     9,824,918   10,243,454    2,481,049   1,593,841
                                           ---------   --------   -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 120,273    $234,553   $11,193,805  $ 9,824,918  $ 1,315,106  $2,481,049
                                           =========   ========   ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    26,806      34,865       903,154    1,060,962      232,528     175,767
       Units issued......................       547         970       336,864       95,071       49,735     133,604
       Units redeemed....................   (13,655)     (9,029)     (211,687)    (252,879)    (156,871)    (76,843)
                                           ---------   --------   -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................    13,698      26,806     1,028,331      903,154      125,392     232,528
                                           =========   ========   ===========  ===========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                                                              VIP INVESTMENT
                                                VIP HIGH INCOME           VIP INDEX 500         GRADE BOND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2011         2010        2011         2010      2011        2010
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   337,295  $   435,900  $   10,483  $     8,498  $   21      $   25
Net realized gains (losses)...............     (19,373)     (53,480)    130,880      (44,787)     39          15
Change in unrealized gains (losses).......    (162,363)     484,462    (108,172)     856,019      14          35
                                           -----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 operations...............................     155,559      866,882      33,191      819,730      74          75
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         144          618       4,153        7,411      --          --
Benefit payments..........................    (183,995)    (148,678)    (82,003)    (291,997)     --          --
Payments on termination...................  (1,218,398)  (1,096,871)   (888,331)  (1,194,267)     --          --
Contract Maintenance Charge...............     (25,747)     (31,538)    (34,663)     (34,795)     (4)         (4)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     116,062      (94,068)    268,730      535,741     (13)         48
                                           -----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 contract transactions....................  (1,311,934)  (1,370,537)   (732,114)    (977,907)    (17)         44
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,156,375)    (503,655)   (698,923)    (158,177)     57         119
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,632,681    8,136,336   7,385,454    7,543,631   1,396       1,277
                                           -----------  -----------  ----------  -----------    ------      ------
NET ASSETS AT END OF PERIOD............... $ 6,476,306  $ 7,632,681  $6,686,531  $ 7,385,454  $1,453      $1,396
                                           ===========  ===========  ==========  ===========    ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     560,690      668,686     756,651      872,816     101          98
       Units issued.......................      43,234       31,370     137,339      152,768      --           3
       Units redeemed.....................    (138,281)    (139,366)   (210,153)    (268,933)     (1)         --
                                           -----------  -----------  ----------  -----------    ------      ------
    Units outstanding at end of period....     465,643      560,690     683,837      756,651     100         101
                                           ===========  ===========  ==========  ===========    ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE         FIDELITY VARIABLE       FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                        SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------------  -------------------------  ----------------------
                                                        VIP MIDCAP              VIP MONEY MARKET         VIP OVERSEAS
                                                     (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 ------------------------  -------------------------  ----------------------
                                                     2011         2010         2011          2010       2011        2010
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (322,486) $  (312,965) $   (285,714) $  (332,736) $   (233)   $   (384)
Net realized gains (losses).....................     136,309     (322,620)           --       11,596    (2,031)    (17,638)
Change in unrealized gains (losses).............  (2,336,860)   5,701,885            --           --    (4,893)     24,429
                                                 -----------  -----------  ------------  -----------   --------    --------
Increase (decrease) in net assets from
 operations.....................................  (2,523,037)   5,066,300      (285,714)    (321,140)   (7,157)      6,407
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      19,527       33,882        24,734       13,482        --          --
Benefit payments................................    (401,345)    (129,895)     (478,568)    (491,411)  (10,837)         --
Payments on termination.........................  (2,812,734)  (2,702,859)  (11,163,415)  (8,402,650)   (4,820)    (48,760)
Contract Maintenance Charge.....................     (84,160)     (93,436)      (71,327)     (90,172)      (19)        (21)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................  (1,536,296)     627,522     9,754,805    3,266,119        75        (598)
                                                 -----------  -----------  ------------  -----------   --------    --------
Increase (decrease) in net assets from contract
 transactions...................................  (4,815,008)  (2,264,786)   (1,933,771)  (5,704,632)  (15,601)    (49,379)
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (7,338,045)   2,801,514    (2,219,485)  (6,025,772)  (22,758)    (42,972)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  23,239,049   20,437,535    18,304,182   24,329,954    55,229      98,201
                                                 -----------  -----------  ------------  -----------   --------    --------
NET ASSETS AT END OF PERIOD..................... $15,901,004  $23,239,049  $ 16,084,697  $18,304,182  $ 32,471    $ 55,229
                                                 ===========  ===========  ============  ===========   ========    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,727,525    1,916,560     1,776,652    2,328,088     4,410       8,999
       Units issued.............................     127,411      220,673     1,349,456    1,019,291         5         663
       Units redeemed...........................    (502,307)    (409,708)   (1,536,107)  (1,570,727)   (1,289)     (5,252)
                                                 -----------  -----------  ------------  -----------   --------    --------
    Units outstanding at end of period..........   1,352,629    1,727,525     1,590,001    1,776,652     3,126       4,410
                                                 ===========  ===========  ============  ===========   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                 FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           -----------------------  ------------------------  ------------------------
                                              FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                              GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                           -----------------------  ------------------------  ------------------------
                                               2011        2010         2011         2010         2011         2010
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (61,293) $  (69,668) $   825,017  $   894,935  $   523,446  $   573,132
Net realized gains (losses)...............     205,148      83,932   (1,685,781)  (2,699,961)     159,605       82,635
Change in unrealized gains (losses).......    (344,178)    555,157    1,213,282    7,757,028     (345,045)     647,534
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (200,323)    569,421      352,518    5,952,002      338,006    1,303,301
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --         140       40,583       54,991        3,600        3,869
Benefit payments..........................     (92,756)    (22,363)  (1,450,898)  (1,145,277)    (406,346)    (231,734)
Payments on termination...................    (546,104)   (539,855)  (6,882,166)  (4,827,021)  (1,894,199)  (1,294,554)
Contract Maintenance Charge...............     (16,369)    (21,708)    (170,233)    (193,498)     (26,077)     (29,728)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (179,612)    (28,432)  (1,213,523)    (881,805)     238,532    1,327,217
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................    (834,841)   (612,218)  (9,676,237)  (6,992,610)  (2,084,490)    (224,930)
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,035,164)    (42,797)  (9,323,719)  (1,040,608)  (1,746,484)   1,078,371
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,239,551   4,282,348   44,507,677   45,548,285   12,421,765   11,343,394
                                           -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,204,387  $4,239,551  $35,183,958  $44,507,677  $10,675,281  $12,421,765
                                           ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     344,012     397,339    3,005,843    3,531,199      892,914      908,471
       Units issued.......................      22,646      37,861      134,045      185,818      117,748      218,457
       Units redeemed.....................     (89,564)    (91,188)    (780,206)    (711,174)    (263,683)    (234,014)
                                           -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     277,094     344,012    2,359,682    3,005,843      746,979      892,914
                                           ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                   FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                   FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                               INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                          --------------------------  ------------------------  ------------------------
                                              2011          2010          2011         2010         2011         2010
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  7,556,445  $ 10,129,839  $  (393,649) $  (358,875) $  (337,560) $  (335,811)
Net realized gains (losses)..............   (1,736,616)   (4,223,882)    (183,311)  (1,176,506)     803,963     (358,825)
Change in unrealized gains (losses)......   (3,947,055)   14,377,060     (606,908)   6,094,451   (2,434,752)  10,269,559
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    1,872,774    20,283,017   (1,183,868)   4,559,070   (1,968,349)   9,574,923
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      246,395       304,232       77,206      112,383      208,303      117,855
Benefit payments.........................   (4,801,425)   (6,177,842)  (1,440,534)  (1,536,320)    (830,417)    (805,723)
Payments on termination..................  (27,077,404)  (26,082,040)  (5,450,210)  (5,679,305)  (5,313,367)  (4,031,722)
Contract Maintenance Charge..............     (559,649)     (679,988)    (173,669)    (205,508)    (133,041)    (152,310)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,793,631)      867,851     (895,327)    (466,493)    (676,661)  (1,841,446)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (34,985,714)  (31,767,787)  (7,882,534)  (7,775,243)  (6,745,183)  (6,713,346)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (33,112,940)  (11,484,770)  (9,066,402)  (3,216,173)  (8,713,532)   2,861,577
NET ASSETS AT BEGINNING OF
 PERIOD..................................  196,461,622   207,946,392   47,796,739   51,012,912   42,888,435   40,026,858
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $163,348,682  $196,461,622  $38,730,337  $47,796,739  $34,174,903  $42,888,435
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   14,345,267    16,849,645    4,419,523    5,184,111    2,037,656    2,386,703
       Units issued......................      720,683     1,210,981      257,255      351,252      179,005      173,002
       Units redeemed....................   (3,234,757)   (3,715,359)    (982,847)  (1,115,840)    (485,766)    (522,049)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   11,831,193    14,345,267    3,693,931    4,419,523    1,730,895    2,037,656
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 FRANKLIN                  FRANKLIN                  FRANKLIN
                                            TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ------------------------  ------------------------
                                          FRANKLIN SMALL-MID CAP           FRANKLIN                MUTUAL GLOBAL
                                             GROWTH SECURITIES          U.S. GOVERNMENT        DISCOVERY SECURITIES
                                          ----------------------   ------------------------  ------------------------
                                             2011         2010         2011         2010         2011         2010
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (32,185)  $  (36,213) $   500,729  $   643,332  $   129,459  $   (76,409)
Net realized gains (losses)..............    230,406       71,836      381,751      395,560      540,827     (282,459)
Change in unrealized gains (losses)......   (303,754)     480,954      352,934      401,349   (1,552,608)   2,733,316
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (105,533)     516,577    1,235,414    1,440,241     (882,322)   2,374,448
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,700       18,605        4,163        3,300        8,856        2,012
Benefit payments.........................    (11,934)     (13,812)    (606,010)    (794,871)    (459,234)    (752,647)
Payments on termination..................   (316,087)    (321,701)  (4,457,297)  (5,993,495)  (3,884,375)  (2,667,236)
Contract Maintenance Charge..............     (7,091)      (7,953)    (135,650)    (172,622)     (93,830)    (112,915)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (374,036)     (72,929)  (2,741,339)     541,092     (658,472)   1,343,817
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (703,448)    (397,790)  (7,936,133)  (6,416,596)  (5,087,055)  (2,186,969)
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (808,981)     118,787   (6,700,719)  (4,976,355)  (5,969,377)     187,479
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,426,625    2,307,838   36,871,865   41,848,220   25,012,560   24,825,081
                                          ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,617,644   $2,426,625  $30,171,146  $36,871,865  $19,043,183  $25,012,560
                                          ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    124,888      150,983    2,989,590    3,518,727    2,063,633    2,262,824
       Units issued......................      4,698        3,233      277,846      543,583      159,024      310,856
       Units redeemed....................    (40,421)     (29,328)    (915,113)  (1,072,720)    (578,494)    (510,047)
                                          ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     89,165      124,888    2,352,323    2,989,590    1,644,163    2,063,633
                                          ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             FRANKLIN                   FRANKLIN                   FRANKLIN
                                        TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                     INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  ------------------------  --------------------------
                                                                  TEMPLETON DEVELOPING             TEMPLETON
                                     MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                    --------------------------  ------------------------  --------------------------
                                        2011          2010          2011         2010         2011          2010
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    640,209  $    (55,215) $  (167,032) $      (124) $    130,350  $    356,817
Net realized gains (losses)........   (1,483,743)   (3,250,005)     284,654     (154,510)   (1,417,766)   (3,965,952)
Change in unrealized gains
 (losses)..........................   (1,272,604)   13,183,136   (4,662,329)   4,344,088   (11,108,527)   11,120,872
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   (2,116,138)    9,877,916   (4,544,707)   4,189,454   (12,395,943)    7,511,737
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      169,434        94,631      106,220       81,150       190,283       205,902
Benefit payments...................   (2,320,242)   (3,639,994)    (228,412)    (302,337)   (2,909,368)   (3,900,143)
Payments on termination............  (14,979,819)  (12,884,570)  (4,355,158)  (3,306,712)  (15,602,574)  (14,350,770)
Contract Maintenance Charge........     (328,626)     (403,178)    (108,718)    (130,596)     (387,295)     (472,457)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................   (5,297,279)     (768,959)     208,647     (290,415)      762,114       861,269
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (22,756,532)  (17,602,070)  (4,377,421)  (3,948,910)  (17,946,840)  (17,656,199)
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (24,872,670)   (7,724,154)  (8,922,128)     240,544   (30,342,783)  (10,144,462)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  109,830,766   117,554,920   30,099,629   29,859,085   124,837,470   134,981,932
                                    ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 84,958,096  $109,830,766  $21,177,501  $30,099,629  $ 94,494,687  $124,837,470
                                    ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    7,794,175     9,118,751      793,285      910,005     7,285,652     8,365,118
       Units issued................      317,314       487,613      104,476      106,223       705,645       690,334
       Units redeemed..............   (1,913,057)   (1,812,189)    (224,349)    (222,943)   (1,705,829)   (1,769,800)
                                    ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................    6,198,432     7,794,175      673,412      793,285     6,285,468     7,285,652
                                    ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 FRANKLIN                 FRANKLIN                GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST      INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ----------------------   ------------------------
                                                 TEMPLETON                TEMPLETON
                                          GLOBAL BOND SECURITIES      GROWTH SECURITIES        VIT LARGE CAP VALUE
                                          ----------------------   ----------------------   ------------------------
                                             2011         2010        2011         2010         2011         2010
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  100,311   $   (2,997) $   (1,051)  $     (555) $   (25,145) $   (50,550)
Net realized gains (losses)..............    166,659      111,163     (24,859)     (83,847)    (165,373)    (290,275)
Change in unrealized gains (losses)......   (314,901)     225,717     (54,122)     151,960     (216,012)     829,408
                                          ----------   ----------  ----------   ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (47,931)     333,883     (80,032)      67,558     (406,530)     488,583
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      2,000          501         300        7,950          144          785
Benefit payments.........................    (54,269)     (32,530)    (35,503)     (24,091)     (92,953)    (193,608)
Payments on termination..................   (599,580)    (382,128)   (188,349)    (230,470)    (775,066)    (915,952)
Contract Maintenance Charge..............     (6,738)      (7,408)       (516)        (623)     (20,569)     (25,829)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    183,939        5,351     (22,564)     (41,998)     251,238       19,896
                                          ----------   ----------  ----------   ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (474,648)    (416,214)   (246,632)    (289,232)    (637,206)  (1,114,708)
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (522,579)     (82,331)   (326,664)    (221,674)  (1,043,736)    (626,125)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,772,254    2,854,585   1,320,357    1,542,031    5,229,973    5,856,098
                                          ----------   ----------  ----------   ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,249,675   $2,772,254  $  993,693   $1,320,357  $ 4,186,237  $ 5,229,973
                                          ==========   ==========  ==========   ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    112,541      130,714      84,921      105,897      504,219      616,858
       Units issued......................     11,901        9,628         245        4,487       73,820       41,647
       Units redeemed....................    (32,256)     (27,801)    (15,791)     (25,463)    (136,534)    (154,286)
                                          ----------   ----------  ----------   ----------  -----------  -----------
    Units outstanding at end of period...     92,186      112,541      69,375       84,921      441,505      504,219
                                          ==========   ==========  ==========   ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          GOLDMAN SACHS         GOLDMAN SACHS     GOLDMAN SACHS
                                                             VARIABLE              VARIABLE         VARIABLE
                                                         INSURANCE TRUST       INSURANCE TRUST   INSURANCE TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------------  -----------------  --------------
                                                                                                  VIT STRATEGIC
                                                                                VIT STRATEGIC     INTERNATIONAL
                                                        VIT MID CAP VALUE           GROWTH           EQUITY
                                                     -----------------------  -----------------  --------------
                                                         2011        2010       2011     2010     2011    2010
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (44,386) $  (49,712) $  (151) $   (325) $   44  $   (2)
Net realized gains (losses).........................     (77,647)   (278,785)      31       (81)      4      15
Change in unrealized gains (losses).................    (249,718)  1,395,668     (541)    2,414    (481)    196
                                                     -----------  ----------  -------  --------  ------  ------
Increase (decrease) in net assets from operations...    (371,751)  1,067,171     (661)    2,008    (433)    209
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       4,360         350       --        --      --      --
Benefit payments....................................     (93,276)    (75,672)      --        --      --    (500)
Payments on termination.............................    (498,520)   (574,803)    (386)   (4,082)     --     259
Contract Maintenance Charge.........................     (19,204)    (23,309)     (23)      (30)     (6)     (7)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (75,735)   (249,279)      (1)  (11,162)     --       3
                                                     -----------  ----------  -------  --------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................    (682,375)   (922,713)    (410)  (15,274)     (6)   (245)
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................  (1,054,126)    144,458   (1,071)  (13,266)   (439)    (36)
NET ASSETS AT BEGINNING OF PERIOD...................   5,352,087   5,207,629   17,305    30,571   2,633   2,669
                                                     -----------  ----------  -------  --------  ------  ------
NET ASSETS AT END OF PERIOD......................... $ 4,297,961  $5,352,087  $16,234  $ 17,305  $2,194  $2,633
                                                     ===========  ==========  =======  ========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     404,671     485,290    1,767     3,755     304     326
       Units issued.................................      17,560      20,733       --        --      --      23
       Units redeemed...............................     (70,564)   (101,352)     (36)   (1,988)     --     (45)
                                                     -----------  ----------  -------  --------  ------  ------
    Units outstanding at end of period..............     351,667     404,671    1,731     1,767     304     304
                                                     ===========  ==========  =======  ========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE            INVESCO
                                               INSURANCE TRUST           INSURANCE TRUST         INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------------
                                               VIT STRUCTURED            VIT STRUCTURED             INVESCO V. I.
                                              SMALL CAP EQUITY             U.S. EQUITY                 BALANCED
                                          ------------------------  ------------------------  -------------------------
                                              2011         2010         2011         2010      2011 (L)(M)      2010
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (92,608) $  (121,968) $    (2,100) $   (19,066) $    269,155  $   100,434
Net realized gains (losses)..............    (325,005)    (924,509)    (162,460)    (420,374)   (1,601,451)    (785,179)
Change in unrealized gains (losses)......     387,253    3,867,739      376,092    1,300,129     2,412,621    1,796,922
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................     (30,360)   2,821,262      211,532      860,689     1,080,325    1,112,177
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,622        1,551          240          670        11,754        3,605
Benefit payments.........................    (141,471)    (153,434)    (161,904)    (161,796)     (243,917)    (740,069)
Payments on termination..................  (1,580,203)  (1,682,365)    (954,400)    (988,380)     (646,832)  (1,877,837)
Contract Maintenance Charge..............     (39,973)     (46,004)     (30,427)     (35,936)       (3,277)     (10,251)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (451,151)    (733,286)    (442,177)    (188,128)  (18,472,950)    (375,626)
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,210,176)  (2,613,538)  (1,588,668)  (1,373,570)  (19,355,222)  (3,000,178)
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,240,536)     207,724   (1,377,136)    (512,881)  (18,274,897)  (1,888,001)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,508,251   11,300,527    7,920,746    8,433,627    18,274,897   20,162,898
                                          -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,267,715  $11,508,251  $ 6,543,610  $ 7,920,746  $         --  $18,274,897
                                          ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,062,160    1,337,942      799,207      944,944     1,812,106    2,124,246
       Units issued......................      62,211       39,352       22,602       51,678        24,442      110,001
       Units redeemed....................    (261,289)    (315,134)    (177,016)    (197,415)   (1,836,548)    (422,141)
                                          -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................     863,082    1,062,160      644,793      799,207            --    1,812,106
                                          ===========  ===========  ===========  ===========  ============  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                    INVESCO                    INVESCO
                                             INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                             INVESCO V. I. BASIC       INVESCO V. I. CAPITAL      INVESCO V. I. CAPITAL
                                                    VALUE                  APPRECIATION                DEVELOPMENT
                                          ------------------------  --------------------------  ------------------------
                                              2011         2010         2011          2010          2011         2010
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (42,211) $   (73,243) $   (850,217) $   (519,694) $  (118,590) $  (138,179)
Net realized gains (losses)..............    (463,059)    (844,115)     (907,900)   (3,015,082)     249,370     (119,345)
Change in unrealized gains (losses)......     190,940    1,365,670    (3,905,946)   12,640,587     (748,448)   1,778,061
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (314,330)     448,312    (5,664,063)    9,105,811     (617,668)   1,520,537
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,358           28        63,135       107,734       11,878           30
Benefit payments.........................    (210,380)    (234,521)   (1,775,663)   (2,226,398)    (279,482)    (401,726)
Payments on termination..................    (583,393)  (1,038,118)   (7,472,312)   (7,055,556)    (676,849)    (789,275)
Contract Maintenance Charge..............      (4,036)      (4,689)      (44,435)      (50,421)      (3,650)      (3,841)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (565,006)    (464,869)   (3,392,474)   (3,756,266)  (1,556,560)      10,977
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,359,457)  (1,742,169)  (12,621,749)  (12,980,907)  (2,504,663)  (1,183,835)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,673,787)  (1,293,857)  (18,285,812)   (3,875,096)  (3,122,331)     336,702
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,583,534    9,877,391    73,433,768    77,308,864   10,305,289    9,968,587
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 6,909,747  $ 8,583,534  $ 55,147,956  $ 73,433,768  $ 7,182,958  $10,305,289
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     807,774      983,677     8,324,471     9,902,193      657,148      741,598
       Units issued......................      44,262       61,140       165,719       211,149       40,496       42,350
       Units redeemed....................    (171,331)    (237,043)   (1,666,571)   (1,788,871)    (206,257)    (126,800)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     680,705      807,774     6,823,619     8,324,471      491,387      657,148
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                    INVESCO                    INVESCO
                                              INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                 INVESCO V. I.              INVESCO V. I.              INVESCO V. I.
                                                  CORE EQUITY            DIVERSIFIED INCOME           DIVIDEND GROWTH
                                          --------------------------  ------------------------  --------------------------
                                              2011          2010          2011         2010         2011          2010
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (458,992) $   (493,179) $   395,559  $   453,614  $    509,088  $    684,384
Net realized gains (losses)..............    2,440,088       540,824     (500,345)    (814,228)    3,980,996     2,232,300
Change in unrealized gains (losses)......   (2,811,179)    7,579,190      646,481    1,250,528    (5,975,594)   11,004,066
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     (830,083)    7,626,835      541,695      889,914    (1,485,510)   13,920,750
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      153,124       145,362          390        7,886       170,387       298,464
Benefit payments.........................   (3,737,580)   (2,988,177)    (264,666)    (461,464)   (6,489,144)   (7,159,406)
Payments on termination..................  (10,208,450)  (10,449,307)  (1,255,563)  (1,194,986)  (14,107,456)  (16,733,908)
Contract Maintenance Charge..............      (59,112)      (67,768)      (3,716)      (3,987)      (97,797)     (113,301)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,019,350)   (4,597,658)     792,696     (425,799)   (3,889,578)   (2,617,738)
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (17,871,368)  (17,957,548)    (730,859)  (2,078,350)  (24,413,588)  (26,325,889)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (18,701,451)  (10,330,713)    (189,164)  (1,188,436)  (25,899,098)  (12,405,139)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  102,269,533   112,600,246   10,007,096   11,195,532   166,267,220   178,672,359
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 83,568,082  $102,269,533  $ 9,817,932  $10,007,096  $140,368,122  $166,267,220
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,679,325     9,115,735      831,178    1,011,905     6,213,152     7,305,907
       Units issued......................      207,766       249,348      131,063       78,974       101,585       141,825
       Units redeemed....................   (1,568,068)   (1,685,758)    (187,474)    (259,701)     (993,722)   (1,234,580)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end
     of period...........................    6,319,023     7,679,325      774,767      831,178     5,321,015     6,213,152
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                    INVESCO                   INVESCO
                                             INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  ------------------------
                                                INVESCO V. I.              INVESCO V. I.             INVESCO V. I.
                                            GLOBAL DIVIDEND GROWTH     GOVERNMENT SECURITIES          HIGH YIELD
                                          -------------------------  ------------------------  ------------------------
                                           2011 (L)(N)      2010       2011 (R)       2010       2011 (S)       2010
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  1,776,139  $   243,484  $   273,330  $   518,583  $   368,817  $   576,414
Net realized gains (losses)..............  (14,086,647)  (4,254,652)     (25,150)      46,290     (163,186)    (140,597)
Change in unrealized gains (losses)......   16,426,165    9,007,801      593,054       85,743     (238,919)     345,891
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    4,115,657    4,996,633      841,234      650,616      (33,288)     781,708
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        6,680       52,875       29,149       10,735          477        3,612
Benefit payments.........................     (501,787)  (1,926,616)    (224,578)    (536,836)    (245,942)    (333,791)
Payments on termination..................   (1,858,469)  (5,207,701)  (1,551,074)  (2,535,956)  (1,216,047)    (850,090)
Contract Maintenance Charge..............       (9,274)     (33,383)      (5,318)      (6,014)      (2,873)      (3,072)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (54,201,615)  (1,409,229)     125,686     (221,958)     704,604       (9,411)
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (56,564,465)  (8,524,054)  (1,626,135)  (3,290,029)    (759,781)  (1,192,752)
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (52,448,808)  (3,527,421)    (784,901)  (2,639,413)    (793,069)    (411,044)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   52,448,808   55,976,229   14,330,293   16,969,706    6,884,226    7,295,270
                                          ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $         --  $52,448,808  $13,545,392  $14,330,293  $ 6,091,157  $ 6,884,226
                                          ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    2,826,733    3,333,415      923,047    1,136,518      516,705      613,669
       Units issued......................       33,513       49,909      133,594      118,148       83,332       41,644
       Units redeemed....................   (2,860,246)    (556,591)    (227,201)    (331,619)    (140,170)    (138,608)
                                          ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................           --    2,826,733      829,440      923,047      459,867      516,705
                                          ============  ===========  ===========  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                   INVESCO                    INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  -------------------------  ------------------------
                                                INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                            HIGH YIELD SECURITIES         INCOME BUILDER         INTERNATIONAL GROWTH
                                          ------------------------  -------------------------  ------------------------
                                              2011         2010      2011 (L)(O)      2010         2011         2010
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   912,421  $ 1,027,759  $    245,557  $   159,570  $    46,071  $   228,128
Net realized gains (losses)..............    (935,941)    (980,313)      276,835     (347,362)   1,168,486    1,173,357
Change in unrealized gains (losses)......     160,969    1,214,878       457,077    1,692,534   (3,294,063)   1,392,229
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     137,449    1,262,324       979,469    1,504,742   (2,079,506)   2,793,714
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      16,350       40,461            --          731       25,383       27,347
Benefit payments.........................    (884,286)    (585,850)     (251,092)    (659,527)    (591,684)    (919,575)
Payments on termination..................  (1,201,922)  (1,469,954)     (709,736)  (1,080,294)  (3,033,327)  (2,808,475)
Contract Maintenance Charge..............      (9,760)     (11,233)       (2,535)      (7,748)     (13,903)     (15,516)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (338,867)     (49,393)  (15,272,023)    (160,142)      33,751   (1,206,083)
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,418,485)  (2,075,969)  (16,235,386)  (1,906,980)  (3,579,780)  (4,922,302)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,281,036)    (813,645)  (15,255,917)    (402,238)  (5,659,286)  (2,128,588)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,875,816   15,689,461    15,255,917   15,658,155   28,060,837   30,189,425
                                          -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $12,594,780  $14,875,816  $         --  $15,255,917  $22,401,551  $28,060,837
                                          ===========  ===========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,028,526    1,184,043       881,473    1,000,731    1,663,695    1,989,096
       Units issued......................      67,958       86,392        19,037       70,695      138,951       79,398
       Units redeemed....................    (236,617)    (241,909)     (900,510)    (189,953)    (361,991)    (404,799)
                                          -----------  -----------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     859,867    1,028,526            --      881,473    1,440,655    1,663,695
                                          ===========  ===========  ============  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                                 INVESCO V.I.              INVESCO V. I.             INVESCO V.I.
                                               LARGE CAP GROWTH         MID CAP CORE EQUITY          MONEY MARKET
                                           ------------------------  ------------------------  ------------------------
                                           2011 (L)(P)      2010         2011         2010         2011         2010
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (24,886) $   (80,601) $  (167,144) $  (131,756) $  (181,677) $  (190,726)
Net realized gains (losses)...............   1,949,570       50,433      264,411      (33,707)          --           --
Change in unrealized gains (losses).......  (1,181,844)   1,207,971   (1,152,336)   1,845,701           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     742,840    1,177,803   (1,055,069)   1,680,238     (181,677)    (190,726)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         456        1,228        3,394       15,261      141,119        7,370
Benefit payments..........................    (126,500)    (340,070)    (705,991)    (258,171)    (354,330)    (117,840)
Payments on termination...................    (216,787)    (798,489)  (1,528,616)  (1,433,632)  (3,657,004)  (3,284,594)
Contract Maintenance Charge...............      (1,879)      (5,714)      (4,874)      (5,330)      (5,107)      (6,006)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (8,898,441)    (521,709)    (334,743)     485,002    2,130,221    1,154,690
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (9,243,151)  (1,664,754)  (2,570,830)  (1,196,870)  (1,745,101)  (2,246,380)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (8,500,311)    (486,951)  (3,625,899)     483,368   (1,926,778)  (2,437,106)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   8,500,311    8,987,262   15,212,998   14,729,630   14,865,688   17,302,794
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $        --  $ 8,500,311  $11,587,099  $15,212,998  $12,938,910  $14,865,688
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     770,080      940,726      944,986    1,018,651    1,254,433    1,449,822
       Units issued.......................      86,420       48,429       98,412      117,266      723,926      341,046
       Units redeemed.....................    (856,500)    (219,075)    (262,892)    (190,931)    (867,564)    (536,435)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....          --      770,080      780,506      944,986    1,110,795    1,254,433
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                  INVESCO                 INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES     INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  ----------------------  ----------------------
                                                 INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                                 S&P 500 INDEX             TECHNOLOGY               UTILITIES
                                           ------------------------  ----------------------  ----------------------
                                               2011         2010        2011        2010        2011        2010
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   153,277  $   166,481  $  (33,112) $  (39,302) $  114,780  $  140,138
Net realized gains (losses)...............     645,333       (4,950)    152,923     168,903      21,072    (136,313)
Change in unrealized gains (losses).......    (579,664)   3,952,081    (277,730)    354,350     758,556     269,773
                                           -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................     218,946    4,113,612    (157,919)    483,951     894,408     273,598
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      44,495        9,032      15,228       4,075      11,698          --
Benefit payments..........................  (1,546,324)    (822,591)   (108,297)   (139,889)   (323,997)   (195,027)
Payments on termination...................  (2,321,915)  (3,680,181)   (207,003)   (663,065)   (572,896)   (580,338)
Contract Maintenance Charge...............     (19,317)     (22,091)     (1,940)     (2,107)     (3,061)     (3,289)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (619,867)    (939,613)     16,892    (107,379)    (35,675)   (149,556)
                                           -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (4,462,928)  (5,455,444)   (285,120)   (908,365)   (923,931)   (928,210)
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (4,243,982)  (1,341,832)   (443,039)   (424,414)    (29,523)   (654,612)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  34,210,517   35,552,349   2,814,532   3,238,946   6,462,230   7,116,842
                                           -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $29,966,535  $34,210,517  $2,371,493  $2,814,532  $6,432,707  $6,462,230
                                           ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   3,122,790    3,670,344     214,461     295,542     393,118     453,838
       Units issued.......................     195,333      195,400      24,840      21,221      17,549      22,065
       Units redeemed.....................    (596,488)    (742,954)    (46,144)   (102,302)    (69,626)    (82,785)
                                           -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....   2,721,635    3,122,790     193,157     214,461     341,041     393,118
                                           ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                   INVESCO                INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES    INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------------  ------------------------  -------------------
                                                    INVESCO                   INVESCO                INVESCO
                                                VAN KAMPEN V.I.           VAN KAMPEN V.I.        VAN KAMPEN V.I.
                                                CAPITAL GROWTH               COMSTOCK           EQUITY AND INCOME
                                           ------------------------  ------------------------  -------------------
                                             2011 (P)       2010       2011 (T)       2010       2011 (M)(O)(Q)
                                           -----------  -----------  -----------  -----------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (440,601) $  (393,995) $    62,099  $  (506,145)     $  (191,667)
Net realized gains (losses)...............      31,193     (615,561)     (14,131)  (1,071,924)        (407,893)
Change in unrealized gains (losses).......  (2,551,770)   5,170,492   (1,015,915)   6,554,628       (2,290,471)
                                           -----------  -----------  -----------  -----------      -----------
Increase (decrease) in net assets from
 operations...............................  (2,961,178)   4,160,936     (967,947)   4,976,559       (2,890,031)
                                           -----------  -----------  -----------  -----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,215       30,341       17,016       13,507           58,780
Benefit payments..........................    (787,254)    (907,704)  (1,107,879)  (1,278,127)        (767,061)
Payments on termination...................  (3,411,901)  (2,605,103)  (4,453,841)  (4,168,328)      (2,266,509)
Contract Maintenance Charge...............     (24,143)     (24,283)     (19,071)     (22,046)          (9,906)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   8,179,192   (1,203,793)  (1,224,984)  (1,666,882)      32,316,401
                                           -----------  -----------  -----------  -----------      -----------
Increase (decrease) in net assets from
 contract transactions....................   4,008,109   (4,710,542)  (6,788,759)  (7,121,876)      29,331,705
                                           -----------  -----------  -----------  -----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,046,931     (549,606)  (7,756,706)  (2,145,317)      26,441,674
NET ASSETS AT BEGINNING OF
 PERIOD...................................  25,826,205   26,375,811   38,272,974   40,418,291               --
                                           -----------  -----------  -----------  -----------      -----------
NET ASSETS AT END OF PERIOD............... $26,873,136  $25,826,205  $30,516,268  $38,272,974      $26,441,674
                                           ===========  ===========  ===========  ===========      ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   2,775,148    3,338,612    3,005,978    3,621,594               --
       Units issued.......................     982,797      150,077       96,799      109,290        2,576,864
       Units redeemed.....................    (804,196)    (713,541)    (622,361)    (724,906)        (416,486)
                                           -----------  -----------  -----------  -----------      -----------
    Units outstanding at end of period....   2,953,749    2,775,148    2,480,416    3,005,978        2,160,378
                                           ===========  ===========  ===========  ===========      ===========

--------
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          INVESCO               INVESCO               INVESCO
                                                    INVESTMENT SERVICES   INVESTMENT SERVICES   INVESTMENT SERVICES
                                                        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   --------------------  ---------------------  ------------------
                                                          INVESCO               INVESCO               INVESCO
                                                      VAN KAMPEN V.I.       VAN KAMPEN V.I.       VAN KAMPEN V.I.
                                                    GLOBAL VALUE EQUITY        GOVERNMENT           HIGH YIELD
                                                   --------------------  ---------------------  ------------------
                                                     2011 (N)     2010   2011 (L)(R)    2010    2011 (L)(S)  2010
                                                   -----------  -------  ----------- ---------  ----------- ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (419,503) $    84   $  30,045  $  (9,519)   $   656   $  515
Net realized gains (losses).......................    (789,277)  (1,048)    (20,104)      (537)     1,561      154
Change in unrealized gains (losses)...............  (8,571,999)   2,767      (5,405)    44,293     (1,935)    (107)
                                                   -----------  -------   ---------  ---------    -------   ------
Increase (decrease) in net assets from operations.  (9,780,779)   1,803       4,536     34,237        282      562
                                                   -----------  -------   ---------  ---------    -------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      27,594       --         100        570         --       --
Benefit payments..................................  (1,418,631)      --          --         --         --       --
Payments on termination...........................  (2,991,891)  (1,482)    (49,155)   (78,220)        --     (483)
Contract Maintenance Charge.......................     (19,400)     (26)       (293)      (756)        (1)      (6)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  53,329,364    1,544    (750,900)   (61,855)    (6,198)      --
                                                   -----------  -------   ---------  ---------    -------   ------
Increase (decrease) in net assets from contract
 transactions.....................................  48,927,036       36    (800,248)  (140,261)    (6,199)    (489)
                                                   -----------  -------   ---------  ---------    -------   ------
INCREASE (DECREASE) IN NET ASSETS.................  39,146,257    1,839    (795,712)  (106,024)    (5,917)      73
NET ASSETS AT BEGINNING OF PERIOD.................      20,989   19,150     795,712    901,736      5,917    5,844
                                                   -----------  -------   ---------  ---------    -------   ------
NET ASSETS AT END OF PERIOD....................... $39,167,246  $20,989   $      --  $ 795,712    $    --   $5,917
                                                   ===========  =======   =========  =========    =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period......       1,862    1,839      63,194     74,311        361      394
       Units issued...............................   2,733,101      154         781      3,356         --       --
       Units redeemed.............................    (334,194)    (131)    (63,975)   (14,473)      (361)     (33)
                                                   -----------  -------   ---------  ---------    -------   ------
    Units outstanding at end of period............   2,400,769    1,862          --     63,194         --      361
                                                   ===========  =======   =========  =========    =======   ======

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                         INVESCO
                                                           INVESCO                 INVESCO         INVESTMENT SERVICES
                                                     INVESTMENT SERVICES     INVESTMENT SERVICES       (SERIES II)
                                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------------  -------------------  ---------------------
                                                           INVESCO                 INVESCO
                                                       VAN KAMPEN V.I.         VAN KAMPEN V.I.        INVESCO V. I.
                                                        MID CAP VALUE               VALUE              BALANCED II
                                                 --------------------------  -------------------  ---------------------
                                                     2011          2010      2011 (L)(T)   2010   2011 (L)(U)    2010
                                                 ------------  ------------  ----------- -------  ----------- ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (545,952) $   (444,122)  $    703   $   (75)  $   3,418  $  (1,892)
Net realized gains (losses).....................     (767,726)   (2,505,716)    (7,575)   (3,391)     13,253    (24,162)
Change in unrealized gains (losses).............    1,175,012    13,950,977     13,146    13,301       4,134     64,928
                                                 ------------  ------------   --------   -------   ---------  ---------
Increase (decrease) in net assets from
 operations.....................................     (138,666)   11,001,139      6,274     9,835      20,805     38,874
                                                 ------------  ------------   --------   -------   ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       23,952        28,470         --        --          --        200
Benefit payments................................   (1,697,631)   (1,263,887)    (1,950)   (1,771)         --         --
Payments on termination.........................   (9,282,389)   (6,596,138)    (1,454)   (1,480)    (92,144)  (608,215)
Contract Maintenance Charge.....................      (54,168)      (63,999)       (16)      (77)         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (2,014,427)   (2,415,439)   (80,075)   (3,454)   (313,300)    (5,936)
                                                 ------------  ------------   --------   -------   ---------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (13,024,663)  (10,310,993)   (83,495)   (6,782)   (405,444)  (613,951)
                                                 ------------  ------------   --------   -------   ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (13,163,329)      690,146    (77,221)    3,053    (384,639)  (575,077)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   61,101,472    60,411,326     77,221    74,168     384,639    959,716
                                                 ------------  ------------   --------   -------   ---------  ---------
NET ASSETS AT END OF PERIOD..................... $ 47,938,143  $ 61,101,472   $     --   $77,221   $      --  $ 384,639
                                                 ============  ============   ========   =======   =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,243,267     5,038,249      5,611     6,115      40,718    107,389
       Units issued.............................      126,882       142,074         --       359           3        398
       Units redeemed...........................   (1,014,404)     (937,056)    (5,611)     (863)    (40,721)   (67,069)
                                                 ------------  ------------   --------   -------   ---------  ---------
    Units outstanding at end of period..........    3,355,745     4,243,267         --     5,611          --     40,718
                                                 ============  ============   ========   =======   =========  =========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT        INVESCO INVESTMENT    INVESCO INVESTMENT
                                            SERVICES (SERIES II)      SERVICES (SERIES II)   SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  -----------------------  ---------------------
                                                INVESCO V.I.              INVESCO V.I.          INVESCO V.I.
                                               BASIC VALUE II       CAPITAL APPRECIATION II  CAPITAL DEVELOPMENT II
                                          ------------------------  -----------------------  ---------------------
                                              2011         2010         2011        2010       2011        2010
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (88,954) $  (127,250) $   (57,112) $  (43,202) $ (6,433)   $ (6,285)
Net realized gains (losses)..............  (1,018,112)    (625,113)      79,512     (41,689)     (281)    (15,553)
Change in unrealized gains (losses)......     638,862    1,242,784     (364,083)    558,063   (28,354)     79,918
                                          -----------  -----------  -----------  ----------   --------   --------
Increase (decrease) in net assets from
 operations..............................    (468,204)     490,421     (341,683)    473,172   (35,068)     58,080
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,920       86,856        1,301       1,041        --          --
Benefit payments.........................    (146,846)    (185,202)     (27,498)    (63,428)       --     (21,797)
Payments on termination..................  (1,155,166)    (939,739)    (220,785)   (413,964)   (1,088)    (15,141)
Contract Maintenance Charge..............     (28,574)     (35,610)      (7,319)     (9,621)       --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,637,515)    (156,007)  (1,516,391)    (16,999)    6,267     (37,442)
                                          -----------  -----------  -----------  ----------   --------   --------
Increase (decrease) in net assets from
 contract transactions...................  (2,947,181)  (1,229,702)  (1,770,692)   (502,971)    5,179     (74,380)
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,415,385)    (739,281)  (2,112,375)    (29,799)  (29,889)    (16,300)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,726,499   10,465,780    4,071,714   4,101,513   393,478     409,778
                                          -----------  -----------  -----------  ----------   --------   --------
NET ASSETS AT END OF PERIOD.............. $ 6,311,114  $ 9,726,499  $ 1,959,339  $4,071,714  $363,589    $393,478
                                          ===========  ===========  ===========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     858,600      975,638      358,803     411,719    29,950      36,334
       Units issued......................      40,541       53,490        1,777       3,511       514          18
       Units redeemed....................    (308,213)    (170,528)    (163,358)    (56,427)      (92)     (6,402)
                                          -----------  -----------  -----------  ----------   --------   --------
    Units outstanding at end of period...     590,928      858,600      197,222     358,803    30,372      29,950
                                          ===========  ===========  ===========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT    INVESCO INVESTMENT        INVESCO INVESTMENT
                                           SERVICES (SERIES II)   SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------  -------------------------
                                               INVESCO V.I.          INVESCO V.I.              INVESCO V.I.
                                              CORE EQUITY II      DIVERSIFIED INCOME II     DIVIDEND GROWTH II
                                          ----------------------  --------------------  -------------------------
                                             2011        2010       2011       2010         2011         2010
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,555) $  (24,873) $  7,136   $  8,520   $  (113,705) $   (113,706)
Net realized gains (losses)..............     39,736       2,798   (13,739)   (22,656)      673,659      (161,062)
Change in unrealized gains (losses)......    (61,279)    193,220    16,714     34,062    (1,139,569)    4,228,755
                                          ----------  ----------  --------   --------   -----------  ------------
Increase (decrease) in net assets from
 operations..............................    (45,098)    171,145    10,111     19,926      (579,615)    3,953,987
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --       781        270        14,195       155,555
Benefit payments.........................    (45,082)    (62,714)  (20,798)   (26,571)   (1,285,110)   (1,104,349)
Payments on termination..................   (196,180)   (290,830)  (23,058)   (45,067)   (5,517,162)  (14,369,996)
Contract Maintenance Charge..............     (7,258)     (8,519)       --         --       (77,225)      (89,403)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (14,532)    (21,164)   28,855     (1,763)     (991,348)   (1,289,107)
                                          ----------  ----------  --------   --------   -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (263,052)   (383,227)  (14,220)   (73,131)   (7,856,650)  (16,697,300)
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (308,150)   (212,082)   (4,109)   (53,205)   (8,436,265)  (12,743,313)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,601,584   2,813,666   228,423    281,628    48,028,745    60,772,058
                                          ----------  ----------  --------   --------   -----------  ------------
NET ASSETS AT END OF PERIOD.............. $2,293,434  $2,601,584  $224,314   $228,423   $39,592,480  $ 48,028,745
                                          ==========  ==========  ========   ========   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    236,502     274,813    20,507     27,243     4,450,824     6,186,277
       Units issued......................      9,239       3,538     3,093         81        96,156       128,353
       Units redeemed....................    (33,846)    (41,849)   (4,402)    (6,817)     (809,554)   (1,863,806)
                                          ----------  ----------  --------   --------   -----------  ------------
    Units outstanding at end of period...    211,895     236,502    19,198     20,507     3,737,426     4,450,824
                                          ==========  ==========  ========   ========   ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                                    SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                        SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                 -------------------------  -----------------------  ------------------
                                                        INVESCO V.I.             INVESCO V.I.           INVESCO V. I.
                                                 GLOBAL DIVIDEND GROWTH II  GOVERNMENT SECURITIES II    HIGH YIELD II
                                                 -------------------------  -----------------------  ------------------
                                                  2011 (L)(V)      2010        2011        2010        2011       2010
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    792,654  $   (23,263) $  12,627   $   21,848   $ 22,713   $ 31,769
Net realized gains (losses).....................   (6,866,785)  (2,146,712)      (650)       2,228     (3,019)       850
Change in unrealized gains (losses).............    8,123,714    4,679,582     29,032       12,884    (23,207)    14,708
                                                 ------------  -----------  ---------   ----------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    2,049,583    2,509,607     41,009       36,960     (3,513)    47,327
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          663       17,834         --           --         --        253
Benefit payments................................     (131,788)    (463,039)   (21,450)          --     (8,625)   (22,027)
Payments on termination.........................   (1,449,158)  (3,137,618)  (249,081)    (340,172)   (50,590)   (79,450)
Contract Maintenance Charge.....................       (9,493)     (60,966)        --           --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (28,067,983)    (515,009)    23,535         (812)     5,121     46,611
                                                 ------------  -----------  ---------   ----------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (29,657,759)  (4,158,798)  (246,996)    (340,984)   (54,094)   (54,613)
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (27,608,176)  (1,649,191)  (205,987)    (304,024)   (57,607)    (7,286)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   27,608,176   29,257,367    769,733    1,073,757    453,566    460,852
                                                 ------------  -----------  ---------   ----------   --------   --------
NET ASSETS AT END OF PERIOD..................... $         --  $27,608,176  $ 563,746   $  769,733   $395,959   $453,566
                                                 ============  ===========  =========   ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    2,300,661    2,684,749     60,606       87,331     26,479     30,025
       Units issued.............................       11,999       73,615      1,853           90        845      3,052
       Units redeemed...........................   (2,312,660)    (457,703)   (20,418)     (26,815)    (4,008)    (6,598)
                                                 ------------  -----------  ---------   ----------   --------   --------
    Units outstanding at end of period..........           --    2,300,661     42,041       60,606     23,316     26,479
                                                 ============  ===========  =========   ==========   ========   ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT       INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)     SERVICES (SERIES II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  -------------------------  ---------------------
                                                                                                    INVESCO V.I.
                                                INVESCO V.I.               INVESCO V.I.            INTERNATIONAL
                                          HIGH YIELD SECURITIES II      INCOME BUILDER II            GROWTH II
                                          ------------------------  -------------------------  ---------------------
                                              2011         2010      2011 (L)(W)      2010      2011 (Y)      2010
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   758,450  $   960,386  $    164,096  $    67,590  $  (40,033) $     645
Net realized gains (losses)..............      30,026      (77,973)      592,209     (286,081)    (50,506)    44,860
Change in unrealized gains (losses)......    (739,045)     290,130       109,743    1,592,214    (520,519)    13,711
                                          -----------  -----------  ------------  -----------  ----------  ---------
Increase (decrease) in net assets from
 operations..............................      49,431    1,172,543       866,048    1,373,723    (611,058)    59,216
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,395       10,563           850        3,340       3,054        939
Benefit payments.........................    (540,298)    (213,437)     (239,554)    (462,493)    (96,493)   (20,033)
Payments on termination..................  (2,616,480)  (2,054,574)     (797,504)  (2,178,917)   (318,098)  (141,427)
Contract Maintenance Charge..............     (31,921)     (39,128)       (2,922)     (21,624)    (15,680)        --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (362,464)     381,527   (14,006,715)     365,483   4,846,328    (73,986)
                                          -----------  -----------  ------------  -----------  ----------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (3,541,768)  (1,915,049)  (15,045,845)  (2,294,211)  4,419,111   (234,507)
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,492,337)    (742,506)  (14,179,797)    (920,488)  3,808,053   (175,291)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,783,421   15,525,927    14,179,797   15,100,285     620,697    795,988
                                          -----------  -----------  ------------  -----------  ----------  ---------
NET ASSETS AT END OF PERIOD.............. $11,291,084  $14,783,421  $         --  $14,179,797  $4,428,750  $ 620,697
                                          ===========  ===========  ============  ===========  ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,492,227    1,654,592     1,027,314    1,204,278      34,659     49,091
       Units issued......................      38,631      177,691        17,325       70,533     540,180        274
       Units redeemed....................    (402,127)    (340,056)   (1,044,639)    (247,497)    (67,985)   (14,706)
                                          -----------  -----------  ------------  -----------  ----------  ---------
    Units outstanding at end of period...   1,128,731    1,492,227            --    1,027,314     506,854     34,659
                                          ===========  ===========  ============  ===========  ==========  =========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO INVESTMENT     INVESCO INVESTMENT      INVESCO INVESTMENT
                                                  SERVICES (SERIES II)   SERVICES (SERIES II)    SERVICES (SERIES II)
                                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ----------------------  ---------------------
                                                      INVESCO V.I.           INVESCO V.I.
                                                       LARGE CAP             MID CAP CORE            INVESCO V.I.
                                                       GROWTH II               EQUITY II           MONEY MARKET II
                                                 ---------------------  ----------------------  ---------------------
                                                 2011 (L)(X)    2010       2011        2010        2011       2010
                                                 ----------- ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....................  $  (2,832) $  (7,416) $  (53,831) $  (49,743) $ (13,773) $  (16,103)
Net realized gains (losses).....................    126,048      2,921      15,854     (58,631)        --          --
Change in unrealized gains (losses).............    (79,471)    73,235    (229,082)    508,469         --          --
                                                  ---------  ---------  ----------  ----------  ---------  ----------
Increase (decrease) in net assets from
 operations.....................................     43,745     68,740    (267,059)    400,095    (13,773)    (16,103)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --        200         260         375         --          --
Benefit payments................................         --         --     (35,781)    (94,212)       (45)    (22,685)
Payments on termination.........................     (5,582)  (127,299)   (296,798)   (602,616)  (208,045)   (453,068)
Contract Maintenance Charge.....................         --         --      (8,640)    (10,504)        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (563,598)   (26,178)   (142,114)    (89,298)   220,526    (172,418)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (569,180)  (153,277)   (483,073)   (796,255)    12,436    (648,171)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (525,435)   (84,537)   (750,132)   (396,160)    (1,337)   (664,274)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................    525,435    609,972   3,700,111   4,096,271    961,947   1,626,221
                                                  ---------  ---------  ----------  ----------  ---------  ----------
NET ASSETS AT END OF PERIOD.....................  $      --  $ 525,435  $2,949,979  $3,700,111  $ 960,610  $  961,947
                                                  =========  =========  ==========  ==========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     48,503     64,769     267,908     332,087     95,688     159,310
       Units issued.............................          4        368       7,051      11,362     22,349       3,504
       Units redeemed...........................    (48,507)   (16,634)    (43,264)    (75,541)   (21,054)    (67,126)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
    Units outstanding at end of period..........         --     48,503     231,695     267,908     96,983      95,688
                                                  =========  =========  ==========  ==========  =========  ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       INVESCO INVESTMENT      INVESCO INVESTMENT    INVESCO INVESTMENT
                                                      SERVICES (SERIES II)     SERVICES (SERIES II) SERVICES (SERIES II)
                                                           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                   --------------------------  -------------------  -------------------
                                                          INVESCO V.I.            INVESCO V.I.          INVESCO V.I.
                                                        S&P 500 INDEX II         TECHNOLOGY II          UTILITIES II
                                                   --------------------------  -------------------  -------------------
                                                       2011          2010        2011       2010       2011      2010
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    (39,965) $    (12,346) $   (390)  $  (700)  $   7,451  $  8,417
Net realized gains (losses).......................    2,423,898       351,199     8,968       306      (9,841)   (5,683)
Change in unrealized gains (losses)...............   (2,281,080)    8,813,962    (8,637)    7,950      57,245    15,981
                                                   ------------  ------------  --------   -------   ---------  --------
Increase (decrease) in net assets from operations.      102,853     9,152,815       (59)    7,556      54,855    18,715
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       42,821        46,308        --        84         521       180
Benefit payments..................................   (2,001,282)   (1,490,618)       --        --          --        --
Payments on termination...........................  (10,772,239)   (7,302,668)  (26,664)   (3,745)   (162,413)  (27,148)
Contract Maintenance Charge.......................     (182,105)     (209,608)       --        --          --        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (3,772,440)   (3,718,933)    2,926      (237)     17,507     4,299
                                                   ------------  ------------  --------   -------   ---------  --------
Increase (decrease) in net assets from contract
 transactions.....................................  (16,685,245)  (12,675,519)  (23,738)   (3,898)   (144,385)  (22,669)
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS.................  (16,582,392)   (3,522,704)  (23,797)    3,658     (89,530)   (3,954)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   78,240,591    81,763,295    48,668    45,010     448,059   452,013
                                                   ------------  ------------  --------   -------   ---------  --------
NET ASSETS AT END OF PERIOD....................... $ 61,658,199  $ 78,240,591  $ 24,871   $48,668   $ 358,529  $448,059
                                                   ============  ============  ========   =======   =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    7,385,502     8,739,334     3,821     4,210      27,820    29,321
       Units issued...............................      343,093       256,404       530        11       1,400       296
       Units redeemed.............................   (1,886,883)   (1,610,236)   (2,253)     (400)     (9,803)   (1,797)
                                                   ------------  ------------  --------   -------   ---------  --------
    Units outstanding at end of period............    5,841,712     7,385,502     2,098     3,821      19,417    27,820
                                                   ============  ============  ========   =======   =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT         INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)       SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                                                                 INVESCO VAN KAMPEN V.I.
                                           INVESCO VAN KAMPEN V.I.    INVESCO VAN KAMPEN V.I.          EQUITY AND
                                          CAPITAL GROWTH--SERIES II     COMSTOCK--SERIES II         INCOME--SERIES II
                                          ------------------------  --------------------------  ------------------------
                                            2011 (X)       2010         2011          2010      2011 (U)(W)      2010
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (564,970) $  (607,548) $   (407,707) $ (2,415,788) $   (19,913) $   191,298
Net realized gains (losses)..............   2,374,482      982,773      (146,691)   (3,586,433)     516,083     (165,007)
Change in unrealized gains (losses)......  (4,143,598)   5,361,193    (3,796,953)   25,973,333   (2,772,220)   4,558,505
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,334,086)   5,736,418    (4,351,351)   19,971,112   (2,276,050)   4,584,796
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,207       30,828       109,893       183,024       85,610       10,956
Benefit payments.........................    (786,578)    (516,246)   (3,298,406)   (3,675,769)  (2,147,156)  (1,395,749)
Payments on termination..................  (6,109,794)  (3,924,652)  (22,282,180)  (16,814,191)  (6,854,085)  (5,311,932)
Contract Maintenance Charge..............     (85,263)    (101,841)     (391,681)     (482,637)    (137,920)    (154,740)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (7,641)    (776,127)   (5,717,689)   (4,275,486)  10,992,471     (749,264)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,980,069)  (5,288,038)  (31,580,063)  (25,065,059)   1,938,920   (7,600,729)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,314,155)     448,380   (35,931,414)   (5,093,947)    (337,130)  (3,015,933)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,032,315   36,583,935   157,375,683   162,469,630   47,464,368   50,480,301
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,718,160  $37,032,315  $121,444,269  $157,375,683  $47,127,238  $47,464,368
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,258,929    3,778,351    11,989,181    14,080,751    3,394,229    3,981,365
       Units issued......................     211,148      124,060       322,890       347,657    1,151,122      183,515
       Units redeemed....................    (831,824)    (643,482)   (2,696,946)   (2,439,227)  (1,067,778)    (770,651)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,638,253    3,258,929     9,615,125    11,989,181    3,477,573    3,394,229
                                          ===========  ===========  ============  ============  ===========  ===========

--------
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT      INVESCO INVESTMENT          INVESCO INVESTMENT
                                           SERVICES (SERIES II)    SERVICES (SERIES II)        SERVICES (SERIES II)
                                               SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                           -------------------- --------------------------   -----------------------
                                            INVESCO VAN KAMPEN                               INVESCO VAN KAMPEN V.I.
                                            V.I. GLOBAL VALUE     INVESCO VAN KAMPEN V.I.      INTERNATIONAL GROWTH
                                            EQUITY--SERIES II   GROWTH AND INCOME--SERIES II    EQUITY--SERIES II
                                           -------------------- --------------------------   -----------------------
                                               2011 (Q)(V)          2011           2010      2011 (L)(Y)     2010
                                           -------------------- ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............     $  (259,109)     $   (504,140)  $ (1,351,521) $   100,108  $  (10,820)
Net realized gains (losses)...............        (451,132)          860,535       (961,268)     246,591     (83,146)
Change in unrealized gains (losses).......      (4,221,674)       (2,920,099)    10,999,298      (23,363)    386,268
                                               -----------      ------------   ------------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................      (4,931,915)       (2,563,704)     8,686,509      323,336     292,302
                                               -----------      ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          29,086           108,696        105,292           --       1,047
Benefit payments..........................        (483,459)       (2,060,175)    (1,632,366)      (8,412)    (33,516)
Payments on termination...................      (2,245,751)      (12,836,186)    (9,121,328)    (381,785)   (386,649)
Contract Maintenance Charge...............         (38,573)         (308,645)      (382,780)      (2,347)    (22,471)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      28,797,736        (2,623,684)    (1,883,835)  (3,869,354)     51,446
                                               -----------      ------------   ------------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................      26,059,039       (17,719,994)   (12,915,017)  (4,261,898)   (390,143)
                                               -----------      ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................      21,127,124       (20,283,698)    (4,228,508)  (3,938,562)    (97,841)
NET ASSETS AT BEGINNING OF
 PERIOD...................................              --        88,173,208     92,401,716    3,938,562   4,036,403
                                               -----------      ------------   ------------  -----------  ----------
NET ASSETS AT END OF PERIOD...............     $21,127,124      $ 67,889,510   $ 88,173,208  $        --  $3,938,562
                                               ===========      ============   ============  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................              --         5,457,732      6,315,346      445,437     493,363
       Units issued.......................       2,331,206           219,681        288,078        5,060      49,437
       Units redeemed.....................        (335,194)       (1,305,304)    (1,145,692)    (450,497)    (97,363)
                                               -----------      ------------   ------------  -----------  ----------
    Units outstanding at end of period....       1,996,012         4,372,109      5,457,732           --     445,437
                                               ===========      ============   ============  ===========  ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO INVESTMENT        INVESCO INVESTMENT
                                                   SERVICES (SERIES II)      SERVICES (SERIES II)    JANUS ASPEN SERIES
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                  INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                                 MID CAP GROWTH--SERIES II MID CAP VALUE--SERIES II  FORTY PORTFOLIO
                                                 ------------------------  ------------------------  -----------------
                                                     2011         2010         2011         2010      2011      2010
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (211,693) $  (223,135) $  (440,406) $  (370,299) $  (78)  $  (174)
Net realized gains (losses).....................      37,638     (540,225)  (1,177,942)  (2,791,199)     42     3,496
Change in unrealized gains (losses).............  (1,089,259)   3,805,690    1,643,342   11,676,838    (551)   (3,061)
                                                 -----------  -----------  -----------  -----------  ------   -------
Increase (decrease) in net assets from
 operations.....................................  (1,263,314)   3,042,330       24,994    8,515,340    (587)      261
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      12,767      107,496       79,898       45,053      --        --
Benefit payments................................    (147,238)    (179,491)  (1,067,222)    (923,073)     --        --
Payments on termination.........................  (1,819,744)  (1,864,627)  (6,584,217)  (5,398,370)     --    (9,639)
Contract Maintenance Charge.....................     (36,099)     (45,216)    (173,445)    (212,151)     (6)      (10)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (161,407)    (174,200)  (1,636,398)  (2,565,633)     67       100
                                                 -----------  -----------  -----------  -----------  ------   -------
Increase (decrease) in net assets from contract
 transactions...................................  (2,151,721)  (2,156,038)  (9,381,384)  (9,054,174)     61    (9,549)
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,415,035)     886,292   (9,356,390)    (538,834)   (526)   (9,288)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  13,827,105   12,940,813   45,934,640   46,473,474   7,240    16,528
                                                 -----------  -----------  -----------  -----------  ------   -------
NET ASSETS AT END OF PERIOD..................... $10,412,070  $13,827,105  $36,578,250  $45,934,640  $6,714   $ 7,240
                                                 ===========  ===========  ===========  ===========  ======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     879,191    1,030,849    2,557,484    3,109,070     472     1,134
       Units issued.............................      91,382      114,592      149,441      135,820       5         8
       Units redeemed...........................    (228,303)    (266,250)    (651,705)    (687,406)     (1)     (670)
                                                 -----------  -----------  -----------  -----------  ------   -------
    Units outstanding at end of period..........     742,270      879,191    2,055,220    2,557,484     476       472
                                                 ===========  ===========  ===========  ===========  ======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                   LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON              PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME  PORTFOLIOS I, INC
                                                      SUB-ACCOUNT      TRUST SUB-ACCOUNT           SUB-ACCOUNT
                                                     ----------------  -----------------------   ----------------
                                                                                                   LEGG MASON
                                                                       LEGG MASON CLEARBRIDGE      CLEARBRIDGE
                                                       EMERGING        VARIABLE FUNDAMENTAL      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    ALL CAP VALUE PORTFOLIO I VALUE PORTFOLIO I
                                                     ----------------  -----------------------   ----------------
                                                      2011     2010     2011          2010        2011      2010
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   3    $  (4)   $   (1)       $    4      $    9    $   18
Net realized gains (losses).........................     4      136        (4)           (6)          4        (1)
Change in unrealized gains (losses).................  (118)     (52)      (84)          155          31        79
                                                      -----    -----     ------        ------    ------    ------
Increase (decrease) in net assets from operations...  (111)      80       (89)          153          44        96
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    --       --        --            --          --        --
Benefit payments....................................    --       --        --            --          --        --
Payments on termination.............................    --     (415)       --            --          --        --
Contract Maintenance Charge.........................    (1)      (1)       (2)           (2)         (2)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    80      (36)       17            49         (71)       76
                                                      -----    -----     ------        ------    ------    ------
Increase (decrease) in net assets from contract
 transactions.......................................    79     (452)       15            47         (73)       74
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS...................   (32)    (372)      (74)          200         (29)      170
NET ASSETS AT BEGINNING OF PERIOD...................   555      927     1,192           992       1,344     1,174
                                                      -----    -----     ------        ------    ------    ------
NET ASSETS AT END OF PERIOD......................... $ 523    $ 555    $1,118        $1,192      $1,315    $1,344
                                                      =====    =====     ======        ======    ======    ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    10       21       137           131         117       110
       Units issued.................................     2       --         2             6          --         7
       Units redeemed...............................    --      (11)       --            --          (6)       --
                                                      -----    -----     ------        ------    ------    ------
    Units outstanding at end of period..............    12       10       139           137         111       117
                                                      =====    =====     ======        ======    ======    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 1,245,253  $ 1,485,360  $  (131,532) $  (142,961) $  (193,418) $  (250,195)
Net realized gains (losses)..............     696,086      307,805      867,132       81,672     (773,728)  (1,335,405)
Change in unrealized gains (losses)......  (1,029,742)   1,657,004   (1,199,233)   1,734,346     (600,995)   5,106,825
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     911,597    3,450,169     (463,633)   1,673,057   (1,568,141)   3,521,225
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      43,899       38,323        3,896       40,288        1,288       13,620
Benefit payments.........................  (1,061,823)    (933,121)    (159,790)    (154,457)    (470,561)    (459,452)
Payments on termination..................  (4,613,711)  (3,981,679)  (1,177,142)    (969,419)  (2,571,067)  (2,377,217)
Contract Maintenance Charge..............    (127,062)    (139,401)     (28,937)     (31,272)     (90,109)    (108,188)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     119,667    1,919,234   (1,192,865)    (158,480)  (1,334,812)  (1,460,480)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,639,030)  (3,096,644)  (2,554,838)  (1,273,340)  (4,465,261)  (4,391,717)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,727,433)     353,525   (3,018,471)     399,717   (6,033,402)    (870,492)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  35,210,907   34,857,382   11,248,708   10,848,991   24,514,109   25,384,601
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $30,483,474  $35,210,907  $ 8,230,237  $11,248,708  $18,480,707  $24,514,109
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,553,890    2,795,663      812,852      918,509    2,222,309    2,661,342
       Units issued......................     239,182      393,454       70,537       70,278       81,203       81,365
       Units redeemed....................    (644,208)    (635,227)    (253,033)    (175,935)    (490,578)    (520,398)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,148,864    2,553,890      630,356      812,852    1,812,934    2,222,309
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND     INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------
                                            GROWTH OPPORTUNITIES          MID-CAP VALUE            MFS GROWTH
                                          ------------------------  ------------------------  --------------------
                                              2011         2010         2011         2010        2011       2010
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (204,648) $  (219,101) $  (348,693) $  (325,222) $  (9,282) $ (10,461)
Net realized gains (losses)..............   3,195,030      334,322     (913,803)  (2,205,367)    (1,675)   (25,417)
Change in unrealized gains (losses)......  (4,237,215)   2,572,251      119,074    8,277,486     (1,100)   139,203
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 operations..............................  (1,246,833)   2,687,472   (1,143,422)   5,746,897    (12,057)   103,325
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,468       31,984       57,024       17,271        329        465
Benefit payments.........................    (776,612)    (382,539)  (1,036,976)    (679,444)    (8,359)   (12,424)
Payments on termination..................  (1,757,878)  (1,214,877)  (3,337,236)  (2,999,105)  (109,044)   (95,033)
Contract Maintenance Charge..............     (53,348)     (62,114)     (90,097)    (100,334)      (740)      (809)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      99,740     (679,617)    (245,386)  (1,714,235)   (21,354)   (53,592)
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,467,630)  (2,307,163)  (4,652,671)  (5,475,847)  (139,168)  (161,393)
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,714,463)     380,309   (5,796,093)     271,050   (151,225)   (58,068)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,398,946   14,018,637   27,793,187   27,522,137    836,004    894,072
                                          -----------  -----------  -----------  -----------  ---------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $10,684,483  $14,398,946  $21,997,094  $27,793,187  $ 684,779  $ 836,004
                                          ===========  ===========  ===========  ===========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     940,124    1,107,968    2,335,388    2,855,912     87,291    102,967
       Units issued......................     174,136      131,390      197,276      121,403         60        669
       Units redeemed....................    (326,945)    (299,234)    (576,415)    (641,927)   (15,865)   (16,345)
                                          -----------  -----------  -----------  -----------  ---------  ---------
    Units outstanding at end of
     period..............................     787,315      940,124    1,956,249    2,335,388     71,486     87,291
                                          ===========  ===========  ===========  ===========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               MFS VARIABLE          MFS VARIABLE            MFS VARIABLE
                                             INSURANCE TRUST        INSURANCE TRUST         INSURANCE TRUST
                                               SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------  ----------------------  ----------------------
                                             MFS HIGH INCOME      MFS INVESTORS TRUST      MFS NEW DISCOVERY
                                           -------------------  ----------------------  ----------------------
                                              2011      2010       2011        2010        2011        2010
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  34,915  $ 32,211  $   (7,206) $   (1,787) $  (24,603) $  (25,740)
Net realized gains (losses)...............     1,301    (2,905)    107,335      11,507     311,986      42,582
Change in unrealized gains (losses).......   (22,369)   37,934    (113,438)    134,820    (485,048)    535,296
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    13,847    67,240     (13,309)    144,540    (197,665)    552,138
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        30        86       1,961       4,318      13,691      18,466
Benefit payments..........................        --   (10,490)    (21,278)    (12,846)     (3,807)     (9,299)
Payments on termination...................   (27,176)  (46,065)   (344,015)   (212,217)   (291,043)   (488,483)
Contract Maintenance Charge...............      (282)     (329)       (972)     (1,188)     (1,826)     (2,023)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (124,856)   (1,431)   (317,591)      3,512      49,120    (217,029)
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (152,284)  (58,229)   (681,895)   (218,421)   (233,865)   (698,368)
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (138,437)    9,011    (695,204)    (73,881)   (431,530)   (146,230)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   535,897   526,886   1,665,690   1,739,571   2,007,644   2,153,874
                                           ---------  --------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 397,460  $535,897  $  970,486  $1,665,690  $1,576,114  $2,007,644
                                           =========  ========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    35,525    39,516     162,802     186,055     101,590     146,944
       Units issued.......................     7,915       722       2,771       7,586       9,168       7,068
       Units redeemed.....................   (17,979)   (4,713)    (67,488)    (30,839)    (19,998)    (52,422)
                                           ---------  --------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....    25,461    35,525      98,085     162,802      90,760     101,590
                                           =========  ========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     MFS VARIABLE          MFS VARIABLE          MFS VARIABLE
                                                   INSURANCE TRUST        INSURANCE TRUST       INSURANCE TRUST
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ----------------------  ------------------
                                                     MFS RESEARCH        MFS RESEARCH BOND       MFS UTILITIES
                                                 -------------------  ----------------------  ------------------
                                                   2011       2010       2011        2010       2011      2010
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (3,675) $  (3,066) $   14,054  $   25,465  $  4,608  $  4,449
Net realized gains (losses).....................    2,196    (16,637)     57,105      28,443     4,637     1,227
Change in unrealized gains (losses).............   (9,553)    90,568      (8,161)     31,952     4,484    21,399
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  (11,032)    70,865      62,998      85,860    13,729    27,075
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --      8,000       9,682       9,144        --        --
Benefit payments................................   (2,360)      (586)      3,384     (16,008)       --        --
Payments on termination.........................  (26,290)  (132,180)   (176,379)   (189,526)  (23,986)  (29,338)
Contract Maintenance Charge.....................     (292)      (306)     (1,029)     (1,251)     (110)     (107)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      (28)    (7,903)   (237,055)     20,808     9,188     4,693
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (28,970)  (132,975)   (401,397)   (176,833)  (14,908)  (24,752)
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (40,002)   (62,110)   (338,399)    (90,973)   (1,179)    2,323
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  608,261    670,371   1,366,632   1,457,605   256,646   254,323
                                                 --------  ---------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $568,259  $ 608,261  $1,028,233  $1,366,632  $255,467  $256,646
                                                 ========  =========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   63,710     80,128      78,934      89,259    12,632    14,043
       Units issued.............................        9      1,531       3,176       9,434       430       235
       Units redeemed...........................   (2,867)   (17,949)    (25,835)    (19,759)   (1,134)   (1,646)
                                                 --------  ---------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   60,852     63,710      56,275      78,934    11,928    12,632
                                                 ========  =========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                           TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                           ---------------------  ---------------------  ---------------------
                                                MFS GROWTH        MFS INVESTORS TRUST     MFS NEW DISCOVERY
                                             (SERVICE CLASS)        (SERVICE CLASS)        (SERVICE CLASS)
                                           ---------------------  ---------------------  ---------------------
                                              2011       2010       2011        2010       2011        2010
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (3,348)  $ (4,152)  $ (1,250)   $   (921)  $ (4,363)   $ (4,008)
Net realized gains (losses)...............    37,768     12,092      6,491       3,771     48,865       4,683
Change in unrealized gains (losses).......   (38,099)    23,436    (11,190)     12,524    (78,800)     84,143
                                           ---------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 operations...............................    (3,679)    31,376     (5,949)     15,374    (34,298)     84,818
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        --         --         --          --         35          60
Benefit payments..........................        --    (10,892)   (21,082)         --         --      (1,832)
Payments on termination...................  (121,875)   (45,452)    (3,427)    (30,251)   (47,112)     (7,912)
Contract Maintenance Charge...............       (79)       (76)      (156)       (174)       (86)        (96)
Transfers among the sub-accounts and with
 the Fixed Account--net...................        63     (2,303)    (4,147)        342    (12,356)    (39,315)
                                           ---------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 contract transactions....................  (121,891)   (58,723)   (28,812)    (30,083)   (59,519)    (49,095)
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (125,570)   (27,347)   (34,761)    (14,709)   (93,817)     35,723
NET ASSETS AT BEGINNING OF
 PERIOD...................................   264,706    292,053    182,975     197,684    321,846     286,123
                                           ---------   --------    --------   --------    --------   --------
NET ASSETS AT END OF PERIOD............... $ 139,136   $264,706   $148,214    $182,975   $228,029    $321,846
                                           =========   ========    ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    27,702     34,562     17,834      21,059     24,168      28,790
       Units issued.......................     1,063         40        264          66        829         611
       Units redeemed.....................   (13,903)    (6,900)    (3,001)     (3,291)    (5,616)     (5,233)
                                           ---------   --------    --------   --------    --------   --------
    Units outstanding at end of period....    14,862     27,702     15,097      17,834     19,381      24,168
                                           =========   ========    ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)      INVESTMENT SERIES
                                               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ---------------------  ----------------------  ------------------------
                                              MFS RESEARCH             MFS UTILITIES
                                             (SERVICE CLASS)          (SERVICE CLASS)         AGGRESSIVE EQUITY
                                           ---------------------  ----------------------  ------------------------
                                             2011        2010        2011        2010         2011         2010
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (1,107)   $ (1,253)  $   19,502  $   17,674  $  (193,278) $  (192,030)
Net realized gains (losses)...............   18,673       4,971       31,389       6,504      857,274      565,598
Change in unrealized gains (losses).......  (20,871)     15,868       13,506     123,836   (1,701,237)   2,466,203
                                            --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   (3,305)     19,586       64,397     148,014   (1,037,241)   2,839,771
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --          --           --         700       22,359        4,170
Benefit payments..........................  (22,665)         --           --          --     (458,685)    (513,892)
Payments on termination...................  (32,794)    (26,926)    (167,521)   (116,904)  (1,612,315)  (1,351,106)
Contract Maintenance Charge...............      (49)        (51)        (126)       (142)      (9,059)      (9,977)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (5,621)        917       14,780       2,881       85,877     (597,360)
                                            --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (61,129)    (26,060)    (152,867)   (113,465)  (1,971,823)  (2,468,165)
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (64,434)     (6,474)     (88,470)     34,549   (3,009,064)     371,606
NET ASSETS AT BEGINNING OF
 PERIOD...................................  167,945     174,419    1,401,341   1,366,792   14,195,986   13,824,380
                                            --------   --------   ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $103,511    $167,945   $1,312,871  $1,401,341  $11,186,922  $14,195,986
                                            ========   ========   ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   16,252      19,273       71,863      77,898      900,377    1,100,531
       Units issued.......................       12         105        1,147         206       54,287       50,363
       Units redeemed.....................   (5,923)     (3,126)      (8,766)     (6,241)    (180,326)    (250,517)
                                            --------   --------   ----------  ----------  -----------  -----------
    Units outstanding at end of period....   10,341      16,252       64,244      71,863      774,338      900,377
                                            ========   ========   ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                               EUROPEAN EQUITY               INCOME PLUS             LIMITED DURATION
                                          -------------------------  --------------------------  ------------------------
                                              2011          2010         2011          2010          2011         2010
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    423,091  $   610,929  $  4,069,563  $  4,862,611  $   242,136  $   302,384
Net realized gains (losses)..............     (777,308)  (1,793,193)    1,466,256     1,103,072     (472,862)    (637,427)
Change in unrealized gains (losses)......   (4,279,245)   3,466,513    (2,220,215)    1,759,038      404,002      471,589
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (4,633,462)   2,284,249     3,315,604     7,724,721      173,276      136,546
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       45,210       45,609        97,064       103,842           --         (195)
Benefit payments.........................   (2,013,181)  (1,696,471)   (7,305,084)   (4,028,247)    (427,952)  (1,050,387)
Payments on termination..................   (4,523,494)  (4,482,734)  (11,112,285)  (10,585,779)  (1,187,461)  (1,661,762)
Contract Maintenance Charge..............      (26,643)     (31,351)      (39,290)      (45,312)      (6,810)      (8,004)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,562,328)  (2,000,369)      230,412      (924,623)    (667,660)     642,435
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (8,080,436)  (8,165,316)  (18,129,183)  (15,480,119)  (2,289,883)  (2,077,913)
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,713,898)  (5,881,067)  (14,813,579)   (7,755,398)  (2,116,607)  (1,941,367)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   50,452,083   56,333,150    98,115,738   105,871,136   13,853,164   15,794,531
                                          ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 37,738,185  $50,452,083  $ 83,302,159  $ 98,115,738  $11,736,557  $13,853,164
                                          ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,820,247    2,151,401     3,561,344     4,147,481    1,321,538    1,519,589
       Units issued......................       25,860       29,614       124,795       160,122       41,739      159,118
       Units redeemed....................     (312,305)    (360,768)     (776,257)     (746,259)    (257,214)    (357,169)
                                          ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    1,533,802    1,820,247     2,909,882     3,561,344    1,106,063    1,321,538
                                          ============  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  --------------------------  --------------------------
                                               MONEY MARKET            MULTI CAP GROWTH (Z)             STRATEGIST
                                        --------------------------  --------------------------  --------------------------
                                            2011          2010          2011          2010          2011          2010
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (710,052) $   (890,280) $ (2,364,230) $ (2,288,368) $    765,811  $    241,912
Net realized gains (losses)............           --            --     7,905,547     1,717,568     7,358,180    (2,396,999)
Change in unrealized gains
 (losses)..............................           --            --   (19,503,735)   44,920,163   (17,771,849)    8,488,777
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     (710,052)     (890,280)  (13,962,418)   44,349,363    (9,647,858)    6,333,690
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      135,920        55,754        87,552       162,694        83,171        42,477
Benefit payments.......................   (2,065,528)   (3,822,473)   (7,530,127)   (5,686,860)   (5,534,513)   (3,826,823)
Payments on termination................  (10,618,548)  (17,287,169)  (18,139,498)  (17,184,247)  (10,975,599)  (11,235,100)
Contract Maintenance Charge............      (34,768)      (42,762)     (104,067)     (113,617)      (49,979)      (59,432)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    5,840,457    (1,203,303)   (5,054,783)   (4,694,616)   (3,143,997)     (294,776)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (6,742,467)  (22,299,953)  (30,740,923)  (27,516,646)  (19,620,917)  (15,373,654)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   (7,452,519)  (23,190,233)  (44,703,341)   16,832,717   (29,268,775)   (9,039,964)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   54,828,691    78,018,924   208,335,456   191,502,739   119,745,774   128,785,738
                                        ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 47,376,172  $ 54,828,691  $163,632,115  $208,335,456  $ 90,476,999  $119,745,774
                                        ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,762,495     5,288,769     4,780,691     5,605,630     4,202,435     4,778,719
       Units issued....................    1,125,584       985,190       121,237        96,281        76,667       145,059
       Units redeemed..................   (1,577,413)   (2,511,464)     (852,752)     (921,220)     (786,212)     (721,343)
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................    3,310,666     3,762,495     4,049,176     4,780,691     3,492,890     4,202,435
                                        ============  ============  ============  ============  ============  ============

--------
(z)Previously known as Capital Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                         MORGAN STANLEY VARIABLE      INVESTMENT SERIES         INVESTMENT SERIES
                                            INVESTMENT SERIES         (CLASS Y SHARES)          (CLASS Y SHARES)
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ------------------------  ------------------------  ------------------------
                                                                      AGGRESSIVE EQUITY          EUROPEAN EQUITY
                                                UTILITIES             (CLASS Y SHARES)          (CLASS Y SHARES)
                                        ------------------------  ------------------------  ------------------------
                                            2011         2010         2011         2010         2011         2010
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   656,077  $   918,021  $  (276,070) $  (272,476) $    55,546  $   111,478
Net realized gains (losses)............  (1,659,643)  (1,598,843)   1,690,993      878,059     (520,630)    (491,911)
Change in unrealized gains
 (losses)..............................   8,441,952    3,366,144   (2,751,392)   2,736,728   (1,215,803)   1,175,369
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   7,438,386    2,685,322   (1,336,469)   3,342,311   (1,680,887)     794,936
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      52,537      123,678       30,554       20,549       14,624       18,174
Benefit payments.......................  (3,277,624)  (3,031,800)    (292,385)    (387,259)    (245,943)    (225,621)
Payments on termination................  (5,193,980)  (5,514,039)  (2,517,131)  (1,576,508)  (1,800,767)  (1,661,599)
Contract Maintenance Charge............     (28,257)     (32,052)     (18,378)     (22,117)     (23,542)     (28,725)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    (900,246)    (959,977)   1,451,190     (217,990)  (2,192,699)    (360,329)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (9,347,570)  (9,414,190)  (1,346,150)  (2,183,325)  (4,248,327)  (2,258,100)
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (1,909,184)  (6,728,868)  (2,682,619)   1,158,986   (5,929,214)  (1,463,164)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  56,101,034   62,829,902   17,487,620   16,328,634   17,218,905   18,682,069
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $54,191,850  $56,101,034  $14,805,001  $17,487,620  $11,289,691  $17,218,905
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   2,313,748    2,729,423    1,405,491    1,615,247    1,562,908    1,793,332
       Units issued....................      47,238       60,372      213,142       97,051       28,873       52,612
       Units redeemed..................    (398,451)    (476,047)    (325,865)    (306,807)    (387,439)    (283,036)
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................   1,962,535    2,313,748    1,292,768    1,405,491    1,204,342    1,562,908
                                        ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                          MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                             (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  ------------------------  --------------------------
                                                INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                             (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                        --------------------------  ------------------------  --------------------------
                                            2011          2010          2011         2010         2011          2010
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  4,428,967  $  5,439,115  $   609,432  $   882,381  $   (991,670) $ (1,172,327)
Net realized gains (losses)............    1,926,583     2,412,416   (2,521,196)  (2,639,273)           --            --
Change in unrealized gains
 (losses)..............................   (2,984,031)    1,241,447    2,278,585    2,058,996            --            --
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    3,371,519     9,092,978      366,821      302,104      (991,670)   (1,172,327)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      194,433       338,360       23,805       82,999        59,542        67,849
Benefit payments.......................   (3,248,796)   (4,191,045)  (1,303,130)  (1,349,086)   (1,124,326)   (2,461,495)
Payments on termination................  (18,457,196)  (27,360,225)  (6,869,093)  (6,216,686)  (22,304,332)  (17,836,926)
Contract Maintenance Charge............     (270,976)     (326,097)     (91,846)    (118,811)     (183,113)     (217,214)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,422,317)     (938,823)  (1,689,565)     535,029    13,796,650     8,002,332
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (24,204,852)  (32,477,830)  (9,929,829)  (7,066,555)   (9,755,579)  (12,445,454)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (20,833,333)  (23,384,852)  (9,563,008)  (6,764,451)  (10,747,249)  (13,617,781)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  121,240,212   144,625,064   52,203,681   58,968,132    64,508,380    78,126,161
                                        ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $100,406,879  $121,240,212  $42,640,673  $52,203,681  $ 53,761,131  $ 64,508,380
                                        ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,428,823    10,696,039    5,587,606    6,355,059     6,281,926     7,479,720
       Units issued....................      488,309       633,964      264,374      653,091     2,437,710     2,194,698
       Units redeemed..................   (2,142,247)   (2,901,180)  (1,322,491)  (1,420,544)   (3,397,792)   (3,392,492)
                                        ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    6,774,885     8,428,823    4,529,489    5,587,606     5,321,844     6,281,926
                                        ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                             (CLASS Y SHARES)            (CLASS Y SHARES)          (CLASS Y SHARES)
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  -------------------------  ------------------------
                                             MULTI CAP GROWTH               STRATEGIST                 UTILITIES
                                           (CLASS Y SHARES) (AA)         (CLASS Y SHARES)          (CLASS Y SHARES)
                                        --------------------------  -------------------------  ------------------------
                                            2011          2010          2011          2010         2011         2010
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (976,157) $ (1,027,531) $     14,455  $  (214,899) $    86,840  $   165,036
Net realized gains (losses)............    5,932,081     3,414,815     3,091,128     (920,597)    (723,605)    (543,801)
Change in unrealized gains
 (losses)..............................   (9,244,009)   11,287,651    (7,461,485)   3,619,969    2,571,286    1,026,916
                                        ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   (4,288,085)   13,674,935    (4,355,902)   2,484,473    1,934,521      648,151
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................       22,023        32,237        27,764      147,334        4,560       19,530
Benefit payments.......................   (1,444,204)   (1,189,621)   (2,254,477)  (1,252,510)    (477,194)    (530,055)
Payments on termination................  (10,644,568)   (6,767,904)   (6,392,574)  (4,627,249)  (2,420,931)  (1,875,713)
Contract Maintenance Charge............     (116,183)     (135,517)      (87,157)    (107,706)     (14,293)     (17,400)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (370,852)   (2,862,920)   (3,202,816)     132,000     (277,296)    (206,830)
                                        ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (12,553,784)  (10,923,725)  (11,909,260)  (5,708,131)  (3,185,154)  (2,610,468)
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (16,841,869)    2,751,210   (16,265,162)  (3,223,658)  (1,250,633)  (1,962,317)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   64,428,077    61,676,867    55,141,639   58,365,297   15,392,028   17,354,345
                                        ------------  ------------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 47,586,208  $ 64,428,077  $ 38,876,477  $55,141,639  $14,141,395  $15,392,028
                                        ============  ============  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,919,443     5,874,484     4,237,343    4,690,562    1,453,772    1,705,897
       Units issued....................      224,414       137,441        74,081      202,909       49,030       66,252
       Units redeemed..................   (1,189,872)   (1,092,482)     (993,691)    (656,128)    (312,995)    (318,377)
                                        ------------  ------------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    3,953,985     4,919,443     3,317,733    4,237,343    1,189,807    1,453,772
                                        ============  ============  ============  ===========  ===========  ===========

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    NEUBERGER BERMAN    NEUBERGER BERMAN         OPPENHEIMER
                                                   ADVISORS MANAGEMENT ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                    TRUST SUB-ACCOUNT  TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                   ------------------- -----------------   ----------------------
                                                           AMT                                   OPPENHEIMER
                                                     MID-CAP GROWTH       AMT PARTNERS            BALANCED
                                                   ------------------- -----------------   ----------------------
                                                          2011           2011       2010      2011        2010
                                                   ------------------- --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......................       $  (437)      $   (349)  $  (285) $   19,513  $   (1,287)
Net realized gains (losses).......................           207         (3,983)   (1,038)    (65,051)    (92,511)
Change in unrealized gains (losses)...............          (288)         2,604     5,444      36,444     318,913
                                                         -------       --------   -------  ----------  ----------
Increase (decrease) in net assets from operations.          (518)        (1,728)    4,121      (9,094)    225,115
                                                         -------       --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................            --             --        --         150      16,358
Benefit payments..................................            --             --        --     (74,726)   (117,791)
Payments on termination...........................            --         (1,503)   (1,614)   (227,383)   (193,671)
Contract Maintenance Charge.......................            --            (17)      (26)     (1,039)     (1,160)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................        44,945        (13,621)       --     (79,044)    205,189
                                                         -------       --------   -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................        44,945        (15,141)   (1,640)   (382,042)    (91,075)
                                                         -------       --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................        44,427        (16,869)    2,481    (391,136)    134,040
NET ASSETS AT BEGINNING OF
 PERIOD...........................................            --         33,687    31,206   2,237,153   2,103,113
                                                         -------       --------   -------  ----------  ----------
NET ASSETS AT END OF PERIOD.......................       $44,427       $ 16,818   $33,687  $1,846,017  $2,237,153
                                                         =======       ========   =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......            --          2,481     2,616     205,508     214,809
       Units issued...............................         4,440             --        --       1,383      22,917
       Units redeemed.............................        (1,101)        (1,061)     (135)    (35,915)    (32,218)
                                                         -------       --------   -------  ----------  ----------
    Units outstanding at end of period............         3,339          1,420     2,481     170,976     205,508
                                                         =======       ========   =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------------
                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                             CAPITAL APPRECIATION          CORE BOND            GLOBAL SECURITIES
                                           -----------------------  ----------------------  ------------------------
                                               2011        2010        2011        2010         2011         2010
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (38,446) $  (52,917) $   68,208  $    9,411  $     2,564  $     7,860
Net realized gains (losses)...............     100,763     (12,571)   (151,014)   (146,623)     140,260        4,474
Change in unrealized gains (losses).......    (148,609)    368,568     170,058     287,855     (415,928)     502,285
                                           -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     (86,292)    303,080      87,252     150,643     (273,104)     514,619
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      45,193      55,972      10,045      10,963       24,964       33,254
Benefit payments..........................     (23,935)    (64,512)     (1,847)         --      (15,452)     (23,916)
Payments on termination...................    (972,850)   (690,457)   (251,577)   (267,038)    (745,739)    (890,496)
Contract Maintenance Charge...............      (3,891)     (4,654)     (1,144)     (1,383)      (3,303)      (3,875)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (119,413)    (16,919)   (209,691)    (62,124)    (226,604)    (129,612)
                                           -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (1,074,896)   (720,570)   (454,214)   (319,582)    (966,134)  (1,014,645)
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,161,188)   (417,490)   (366,962)   (168,939)  (1,239,238)    (500,026)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,390,422   4,807,912   1,468,878   1,637,817    3,973,077    4,473,103
                                           -----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,229,234  $4,390,422  $1,101,916  $1,468,878  $ 2,733,839  $ 3,973,077
                                           ===========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     438,145     516,741     143,784     176,259      209,357      270,564
       Units issued.......................      13,444      17,628       4,010       6,941        9,568        6,668
       Units redeemed.....................    (119,725)    (96,224)    (47,038)    (39,416)     (59,102)     (67,875)
                                           -----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....     331,864     438,145     100,756     143,784      159,823      209,357
                                           ===========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                                                 VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                                                       SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  --------------------   ----------------------
                                                       OPPENHEIMER
                                                         GLOBAL               OPPENHEIMER             OPPENHEIMER
                                                    STRATEGIC INCOME          HIGH INCOME             MAIN STREET
                                                 ----------------------  --------------------   ----------------------
                                                    2011        2010        2011        2010       2011        2010
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   60,844  $  244,194  $  30,421   $  19,647  $  (11,826) $   (6,795)
Net realized gains (losses).....................    146,818      54,957   (256,123)   (144,553)     30,707     (22,751)
Change in unrealized gains (losses).............   (206,726)    129,261    223,886     173,530     (51,176)    326,026
                                                 ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................        936     428,412     (1,816)     48,624     (32,295)    296,480
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        895       7,270      4,567       7,897       1,440       1,440
Benefit payments................................    (60,641)    (27,408)       857      (3,926)     (4,725)    (58,591)
Payments on termination.........................   (624,986)   (430,973)   (37,569)    (54,317)   (287,339)   (351,572)
Contract Maintenance Charge.....................       (969)       (983)      (326)       (369)     (1,281)     (1,463)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (124,919)    (69,410)  (106,684)     (8,622)    (74,190)    (27,351)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (810,620)   (521,504)  (139,155)    (59,337)   (366,095)   (437,537)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (809,684)    (93,092)  (140,971)    (10,713)   (398,390)   (141,057)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,331,292   3,424,384    385,337     396,050   2,276,657   2,417,714
                                                 ----------  ----------  ---------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,521,608  $3,331,292  $ 244,366   $ 385,337  $1,878,267  $2,276,657
                                                 ==========  ==========  =========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    186,175     216,767     99,860     116,219     229,696     278,666
       Units issued.............................      7,718       3,953      5,984       5,501      10,161       4,241
       Units redeemed...........................    (52,625)    (34,545)   (40,369)    (21,860)    (47,349)    (53,211)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
    Units outstanding at end of period..........    141,268     186,175     65,475      99,860     192,508     229,696
                                                 ==========  ==========  =========   =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                OPPENHEIMER
                                                OPPENHEIMER            OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------   ------------------------
                                                OPPENHEIMER            OPPENHEIMER
                                                MAIN STREET         SMALL- & MID-CAP            OPPENHEIMER
                                            SMALL MID CAP (AB)           GROWTH                BALANCED (SS)
                                          ----------------------  --------------------   ------------------------
                                             2011        2010        2011        2010        2011         2010
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (8,977) $  (10,175) $ (10,538)  $ (10,793) $    90,203  $   (71,379)
Net realized gains (losses)..............    118,837      93,174     36,772     (14,766)  (1,117,086)  (1,422,647)
Change in unrealized gains (losses)......   (148,260)    242,071    (17,143)    188,958      887,558    3,264,950
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (38,400)    325,070      9,091     163,399     (139,325)   1,770,924
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      8,272      10,081         --          75       18,483       73,700
Benefit payments.........................      1,191      (3,299)   (22,807)     (4,628)    (451,548)    (299,204)
Payments on termination..................   (378,958)   (419,504)  (139,113)   (113,477)  (2,650,900)  (1,891,142)
Contract Maintenance Charge..............     (2,051)     (2,421)      (403)       (423)     (62,415)     (72,127)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      5,070    (157,659)    (5,795)    (21,332)    (115,444)    (235,981)
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (366,476)   (572,802)  (168,118)   (139,785)  (3,261,824)  (2,424,754)
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (404,876)   (247,732)  (159,027)     23,614   (3,401,149)    (653,830)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,628,386   1,876,118    761,717     738,103   17,336,584   17,990,414
                                          ----------  ----------  ---------   ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,223,510  $1,628,386  $ 602,690   $ 761,717  $13,935,435  $17,336,584
                                          ==========  ==========  =========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     76,506     107,416    107,904     129,519    1,463,028    1,683,576
       Units issued......................      5,753       5,977         26       1,953       83,336      110,851
       Units redeemed....................    (22,648)    (36,887)   (19,101)    (23,568)    (355,661)    (331,399)
                                          ----------  ----------  ---------   ---------  -----------  -----------
    Units outstanding at end of
     period..............................     59,611      76,506     88,829     107,904    1,190,703    1,463,028
                                          ==========  ==========  =========   =========  ===========  ===========

--------
(ab)Previously known as Oppenheimer Main Street Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                 OPPENHEIMER                                         OPPENHEIMER
                                                   CAPITAL                 OPPENHEIMER                 GLOBAL
                                              APPRECIATION (SS)          CORE BOND (SS)            SECURITIES (SS)
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (550,622) $  (661,698) $ 1,447,663  $    41,740  $   (90,325) $   (69,660)
Net realized gains (losses)..............   1,064,154       94,389   (2,171,999)  (2,865,547)     400,895     (228,316)
Change in unrealized gains (losses)......  (1,407,617)   3,484,834    2,767,536    6,118,163   (2,058,387)   3,202,212
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (894,085)   2,917,525    2,043,200    3,294,356   (1,747,817)   2,904,236
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      42,106       52,644       76,423      120,290       79,571       43,948
Benefit payments.........................    (745,903)    (612,853)    (866,889)  (1,314,635)    (931,709)    (488,888)
Payments on termination..................  (6,075,089)  (4,502,001)  (4,414,127)  (4,034,399)  (3,372,333)  (2,673,080)
Contract Maintenance Charge..............    (148,954)    (178,473)    (143,586)    (166,357)     (57,954)     (70,078)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,366,410)  (1,401,109)  (1,698,631)   1,580,123     (661,335)    (482,431)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (8,294,250)  (6,641,792)  (7,046,810)  (3,814,978)  (4,943,760)  (3,670,529)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,188,335)  (3,724,267)  (5,003,610)    (520,622)  (6,691,577)    (766,293)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  41,804,184   45,528,451   35,710,825   36,231,447   23,049,955   23,816,248
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $32,615,849  $41,804,184  $30,707,215  $35,710,825  $16,358,378  $23,049,955
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,242,485    3,794,540    4,692,358    5,217,366    1,110,754    1,307,066
       Units issued......................     136,776      207,673      485,932      893,237       56,169       79,222
       Units redeemed....................    (772,984)    (759,728)  (1,381,829)  (1,418,245)    (290,901)    (275,534)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   2,606,277    3,242,485    3,796,461    4,692,358      876,022    1,110,754
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                      VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                      (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  ------------------------  --------------------------
                                            OPPENHEIMER
                                         GLOBAL STRATEGIC              OPPENHEIMER                OPPENHEIMER
                                            INCOME (SS)             HIGH INCOME (SS)           MAIN STREET (SS)
                                    --------------------------  ------------------------  --------------------------
                                        2011          2010          2011         2010         2011          2010
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,221,093  $  6,593,204  $ 1,110,338  $   705,685  $   (569,414) $   (431,899)
Net realized gains (losses)........    3,215,795     1,017,841   (3,268,121)  (3,475,427)      571,570      (865,818)
Change in unrealized gains
 (losses)..........................   (4,843,232)    4,265,156    1,678,817    4,604,330    (1,124,080)    9,619,991
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................     (406,344)   11,876,201     (478,966)   1,834,588    (1,121,924)    8,322,274
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       84,088        58,250       24,928       60,349       108,336       169,490
Benefit payments...................   (3,066,892)   (2,155,857)    (283,316)    (272,948)   (1,587,215)   (1,003,028)
Payments on termination............  (15,692,927)  (10,512,991)  (1,914,724)  (1,418,280)   (7,773,095)   (7,187,836)
Contract Maintenance Charge........     (327,488)     (378,018)     (67,575)     (77,837)     (234,259)     (275,154)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (2,188,667)   (2,925,587)    (196,106)    (466,138)   (1,795,410)   (3,195,664)
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (21,191,886)  (15,914,203)  (2,436,793)  (2,174,854)  (11,281,643)  (11,492,192)
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (21,598,230)   (4,038,002)  (2,915,759)    (340,266)  (12,403,567)   (3,169,918)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   95,404,183    99,442,185   15,511,751   15,852,017    64,078,521    67,248,439
                                    ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 73,805,953  $ 95,404,183  $12,595,992  $15,511,751  $ 51,674,954  $ 64,078,521
                                    ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    5,770,140     6,797,883    3,580,046    4,122,189     4,508,435     5,396,030
       Units issued................      424,281       405,721      222,275      213,049       167,757       265,738
       Units redeemed..............   (1,687,267)   (1,433,464)    (768,244)    (755,192)     (968,007)   (1,153,333)
                                    ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................    4,507,154     5,770,140    3,034,077    3,580,046     3,708,185     4,508,435
                                    ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        OPPENHEIMER               OPPENHEIMER             PIMCO
                                                  VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS      VARIABLE
                                                  (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))  INSURANCE TRUST
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                        OPPENHEIMER               OPPENHEIMER
                                                        MAIN STREET            SMALL- & MID-CAP       FOREIGN BOND
                                                  SMALL MID CAP (SS) (AC)         GROWTH (SS)        (US DOLLAR-HEDGED)
                                                 ------------------------  ------------------------  -----------------
                                                     2011         2010         2011         2010      2011      2010
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (301,780) $  (328,943) $  (160,625) $  (160,372) $    8    $    5
Net realized gains (losses).....................   1,101,780      235,136      315,835     (136,094)     14        45
Change in unrealized gains (losses).............  (1,567,322)   5,525,640     (109,577)   2,553,841      49        85
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 operations.....................................    (767,322)   5,431,833       45,633    2,257,375      71       135
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     154,488       30,833       11,877       18,643      --        --
Benefit payments................................    (522,549)    (435,045)    (246,131)    (212,715)     --        --
Payments on termination.........................  (3,979,560)  (3,044,357)  (1,227,388)  (1,219,276)     --      (923)
Contract Maintenance Charge.....................    (111,254)    (130,380)     (45,430)     (49,887)     (3)       (4)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................  (1,392,542)  (1,895,318)    (347,350)    (495,769)     (3)       31
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from contract
 transactions...................................  (5,851,417)  (5,474,267)  (1,854,422)  (1,959,004)     (6)     (896)
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (6,618,739)     (42,434)  (1,808,789)     298,371      65      (761)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  28,817,484   28,859,918   10,364,995   10,066,624   1,391     2,152
                                                 -----------  -----------  -----------  -----------   ------   ------
NET ASSETS AT END OF PERIOD..................... $22,198,745  $28,817,484  $ 8,556,206  $10,364,995  $1,456    $1,391
                                                 ===========  ===========  ===========  ===========   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,420,539    1,723,224      752,243      913,633      99       164
       Units issued.............................      75,959       64,251       37,068       27,785      --         2
       Units redeemed...........................    (357,117)    (366,936)    (163,287)    (189,175)     --       (67)
                                                 -----------  -----------  -----------  -----------   ------   ------
    Units outstanding at end of period..........   1,139,381    1,420,539      626,024      752,243      99        99
                                                 ===========  ===========  ===========  ===========   ======   ======

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      PIMCO VARIABLE   PIMCO VARIABLE      PIMCO VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  --------------  ----------------------
                                                                                         PIMCO VIT COMMODITY
                                                                         PIMCO TOTAL     REALRETURN STRATEGY
                                                       MONEY MARKET        RETURN         (ADVISOR SHARES)
                                                     ----------------  --------------  ----------------------
                                                       2011     2010    2011    2010      2011        2010
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (314) $  (328) $   15  $    9  $  664,886  $  580,278
Net realized gains (losses).........................      --       --      24      41    (204,524)    (68,488)
Change in unrealized gains (losses).................      --       --     (12)     23    (926,818)    451,021
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from operations...    (314)    (328)     27      73    (466,456)    962,811
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --      --      --       2,400       2,400
Benefit payments....................................      --       --      --      --    (197,788)     (7,805)
Payments on termination.............................      --   (1,681)     --      --    (735,259)   (340,936)
Contract Maintenance Charge.........................     (42)     (47)     (6)     (6)    (23,921)    (24,776)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (17)      69     (62)     47     490,696   1,077,523
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................     (59)  (1,659)    (68)     41    (463,872)    706,406
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    (373)  (1,987)    (41)    114    (930,328)  1,669,217
NET ASSETS AT BEGINNING OF PERIOD...................  21,847   23,834   1,264   1,150   5,620,842   3,951,625
                                                     -------  -------  ------  ------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $21,474  $21,847  $1,223  $1,264  $4,690,514  $5,620,842
                                                     =======  =======  ======  ======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,100    2,258      81      78     520,011     447,186
       Units issued.................................       3        9       1       8     141,188     145,159
       Units redeemed...............................      (9)    (167)     (5)     (5)   (184,429)    (72,334)
                                                     -------  -------  ------  ------  ----------  ----------
    Units outstanding at end of period..............   2,094    2,100      77      81     476,770     520,011
                                                     =======  =======  ======  ======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   PIMCO                     PIMCO                     PIMCO
                                          VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ------------------------  ------------------------
                                                 PIMCO VIT
                                                 EMERGING                  PIMCO VIT              PIMCO VIT TOTAL
                                               MARKETS BOND               REALRETURN                  RETURN
                                             (ADVISOR SHARES)          (ADVISOR SHARES)          (ADVISOR SHARES)
                                          ----------------------   ------------------------  ------------------------
                                             2011         2010         2011         2010         2011         2010
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   67,182   $   57,164  $    28,091  $   (32,466) $   246,322  $   222,285
Net realized gains (losses)..............     32,140       27,023      479,337      216,916      852,004    1,544,385
Change in unrealized gains (losses)......    (20,867)      52,052      263,929      416,148     (557,822)     289,086
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     78,455      136,239      771,357      600,598      540,504    2,055,756
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      8,349          339           --           --        7,300        4,840
Benefit payments.........................    (81,182)     (18,432)    (294,870)    (122,413)  (1,047,783)    (511,706)
Payments on termination..................   (304,385)    (260,866)  (1,503,173)  (1,949,529)  (5,530,594)  (5,647,684)
Contract Maintenance Charge..............     (9,545)      (9,532)     (38,118)     (49,104)    (122,809)    (157,591)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (185,481)   1,167,804        6,914      767,579      477,332    2,818,178
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (572,244)     879,313   (1,829,247)  (1,353,467)  (6,216,554)  (3,493,963)
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (493,789)   1,015,552   (1,057,890)    (752,869)  (5,676,050)  (1,438,207)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,483,220    1,467,668    8,968,041    9,720,910   31,973,223   33,411,430
                                          ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $1,989,431   $2,483,220  $ 7,910,151  $ 8,968,041  $26,297,173  $31,973,223
                                          ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    187,856      122,476      722,904      831,872    2,369,076    2,629,273
       Units issued......................     47,237      118,506       86,990      128,540      333,854      478,902
       Units redeemed....................    (90,804)     (53,126)    (228,724)    (237,508)    (790,959)    (739,099)
                                          ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...    144,289      187,856      581,170      722,904    1,911,971    2,369,076
                                          ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  ------------------------
                                                 VT AMERICAN               VT CAPITAL             VT DIVERSIFIED
                                              GOVERNMENT INCOME          OPPORTUNITIES                INCOME
                                          ------------------------  -----------------------  ------------------------
                                              2011         2010         2011        2010         2011         2010
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   847,973  $ 2,624,754  $   (70,063) $  (55,783) $ 3,188,682  $ 5,719,390
Net realized gains (losses)..............   3,231,301      833,135      249,582     (21,785)    (785,621)    (650,270)
Change in unrealized gains (losses)......  (2,220,982)  (1,900,749)    (537,679)  1,318,053   (3,918,943)    (457,952)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,858,292    1,557,140     (358,160)  1,240,485   (1,515,882)   4,611,168
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      33,365       48,956        8,364      10,764       44,797       39,533
Benefit payments.........................    (854,678)  (1,182,658)     (63,301)   (102,982)  (1,483,392)  (1,067,422)
Payments on termination..................  (4,507,824)  (5,661,074)    (496,625)   (453,954)  (4,947,968)  (5,210,597)
Contract Maintenance Charge..............     (73,895)     (89,852)     (16,978)    (15,548)     (74,723)     (96,417)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,251,867)    (135,936)    (172,451)    752,735     (140,635)  (3,170,931)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,654,899)  (7,020,564)    (740,991)    191,015   (6,601,921)  (9,505,834)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,796,607)  (5,463,424)  (1,099,151)  1,431,500   (8,117,803)  (4,894,666)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,972,734   43,436,158    5,846,651   4,415,151   40,914,115   45,808,781
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,176,127  $37,972,734  $ 4,747,500  $5,846,651  $32,796,312  $40,914,115
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,370,289    2,804,488      301,339     290,101    2,431,193    3,023,327
       Units issued......................     141,621      261,986       50,754      93,382      197,614      214,582
       Units redeemed....................    (615,498)    (696,185)     (87,785)    (82,144)    (587,495)    (806,716)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,896,412    2,370,289      264,308     301,339    2,041,312    2,431,193
                                          ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                   VT EQUITY                   VT GEORGE                  VT GLOBAL
                                                    INCOME                  PUTNAM BALANCED           ASSET ALLOCATION
                                          --------------------------  --------------------------  ------------------------
                                              2011          2010          2011          2010          2011         2010
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    344,524  $    495,302  $    511,083  $  2,929,938  $   922,538  $ 1,373,193
Net realized gains (losses)..............    5,474,504     4,182,640    (5,691,912)   (7,079,266)     125,800     (304,519)
Change in unrealized gains (losses)......   (4,971,689)    5,357,754     6,173,644    10,861,372   (1,555,149)   2,768,905
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      847,339    10,035,696       992,815     6,712,044     (506,811)   3,837,579
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      151,107       141,233       124,966       150,973       29,812       68,972
Benefit payments.........................   (1,930,330)   (2,045,073)   (2,268,553)   (2,515,778)    (657,629)    (565,933)
Payments on termination..................   (9,917,208)  (10,370,921)   (8,604,892)   (6,831,692)  (3,738,354)  (3,335,406)
Contract Maintenance Charge..............     (298,444)     (354,999)     (209,946)     (240,385)     (97,902)    (115,464)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,530,914)   (4,925,341)   (2,747,094)   (2,875,435)  (1,479,886)      11,149
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (16,525,789)  (17,555,101)  (13,705,519)  (12,312,317)  (5,943,959)  (3,936,682)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (15,678,450)   (7,519,405)  (12,712,704)   (5,600,273)  (6,450,770)     (99,103)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   95,741,147   103,260,552    76,075,659    81,675,932   32,763,595   32,862,698
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 80,062,697  $ 95,741,147  $ 63,362,955  $ 76,075,659  $26,312,825  $32,763,595
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    6,697,650     7,991,174     7,235,515     8,496,048    2,438,147    2,787,508
       Units issued......................      394,128       486,731       225,749       324,587      172,259      389,741
       Units redeemed....................   (1,502,124)   (1,780,255)   (1,513,272)   (1,585,120)    (597,414)    (739,102)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    5,589,654     6,697,650     5,947,992     7,235,515    2,012,992    2,438,147
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   130,385  $   206,202  $  (155,173) $   183,339  $   366,275  $   537,845
Net realized gains (losses)..............  (1,583,767)  (2,635,975)   1,198,321      125,946     (477,624)    (561,839)
Change in unrealized gains (losses)......     429,481    4,107,090   (1,495,452)    (118,805)  (1,019,525)     (49,336)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (1,023,901)   1,677,317     (452,304)     190,480   (1,130,874)     (73,330)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      60,952       19,647      124,153      104,189       30,824       45,376
Benefit payments.........................    (447,796)    (456,119)    (524,625)    (727,085)    (413,996)    (615,568)
Payments on termination..................  (2,060,596)  (2,357,800)  (3,168,519)  (2,982,787)  (1,898,140)  (1,978,978)
Contract Maintenance Charge..............     (61,175)     (77,914)     (98,293)    (122,594)     (43,627)     (58,260)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,811,249)  (2,031,741)  (2,145,537)  (2,250,059)  (1,005,521)  (1,236,659)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,319,864)  (4,903,927)  (5,812,821)  (5,978,336)  (3,330,460)  (3,844,089)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,343,765)  (3,226,610)  (6,265,125)  (5,787,856)  (4,461,334)  (3,917,419)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,877,889   25,104,499   30,166,778   35,954,634   18,568,217   22,485,636
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $16,534,124  $21,877,889  $23,901,653  $30,166,778  $14,106,883  $18,568,217
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,784,532    3,493,580    2,433,952    2,932,440    1,527,781    1,865,488
       Units issued......................      93,217       99,161       71,137      142,569       46,661       81,962
       Units redeemed....................    (651,805)    (808,209)    (522,718)    (641,057)    (329,095)    (419,669)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,225,944    2,784,532    1,982,371    2,433,952    1,245,347    1,527,781
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  -------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  -------------------------
                                              2011          2010          2011         2010         2011          2010
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (213,692) $    329,592  $  (132,149) $  (132,499) $  3,411,007  $ 3,507,323
Net realized gains (losses)..............  (11,590,285)  (19,129,341)    (113,373)    (643,032)     (285,716)    (732,235)
Change in unrealized gains (losses)......    2,491,608    40,303,085     (289,522)   2,327,132    (2,877,898)   3,848,880
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   (9,312,369)   21,503,336     (535,044)   1,551,601       247,393    6,623,968
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      191,988       377,187       27,271       10,960        83,527       76,019
Benefit payments.........................   (4,892,791)   (6,028,111)    (130,973)    (255,783)   (1,217,642)  (1,772,540)
Payments on termination..................  (18,437,740)  (17,994,256)  (1,103,204)    (904,197)   (7,259,556)  (7,355,478)
Contract Maintenance Charge..............     (439,815)     (533,918)     (33,916)     (39,508)     (161,050)    (188,970)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (9,503,204)  (13,676,235)     303,328   (1,139,752)   (2,642,868)    (721,684)
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (33,081,562)  (37,855,333)    (937,494)  (2,328,280)  (11,197,589)  (9,962,653)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (42,393,931)  (16,351,997)  (1,472,538)    (776,679)  (10,950,196)  (3,338,685)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  184,254,536   200,606,533   10,973,183   11,749,862    56,454,249   59,792,934
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $141,860,605  $184,254,536  $ 9,500,645  $10,973,183  $ 45,504,053  $56,454,249
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   17,810,179    21,904,793    2,305,765    2,855,670     3,100,270    3,702,959
       Units issued......................      465,712       605,703      216,877      143,310       246,482      422,899
       Units redeemed....................   (3,658,892)   (4,700,317)    (405,481)    (693,215)     (846,460)  (1,025,588)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   14,616,999    17,810,179    2,117,161    2,305,765     2,500,292    3,100,270
                                          ============  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  --------------------------  ------------------------
                                                                                VT                         VT
                                                                           INTERNATIONAL              INTERNATIONAL
                                                 VT INCOME                    EQUITY                     GROWTH
                                        --------------------------  --------------------------  ------------------------
                                            2011          2010          2011          2010          2011         2010
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  8,801,890  $ 12,919,412  $  2,112,833  $  2,877,717  $   177,806  $   309,082
Net realized gains (losses)............     (788,623)     (153,035)   (7,970,135)  (13,990,165)     315,854      229,123
Change in unrealized gains
 (losses)..............................   (3,733,119)   (2,094,609)  (14,778,308)   20,648,097   (3,901,620)   1,212,268
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    4,280,148    10,671,768   (20,635,610)    9,535,649   (3,407,960)   1,750,473
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      139,353       159,672       255,735       212,893      149,997       58,441
Benefit payments.......................   (4,370,855)   (4,050,603)   (2,651,674)   (2,763,050)    (395,228)    (289,092)
Payments on termination................  (16,920,880)  (16,775,863)  (14,277,892)  (13,270,760)  (1,787,028)  (1,960,139)
Contract Maintenance Charge............     (354,699)     (426,207)     (330,816)     (430,375)     (64,701)     (84,120)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (6,940,520)       90,098    (1,449,397)  (10,515,312)      57,049   (2,589,070)
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (28,447,601)  (21,002,903)  (18,454,044)  (26,766,604)  (2,039,911)  (4,863,980)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (24,167,453)  (10,331,135)  (39,089,654)  (17,230,955)  (5,447,871)  (3,113,507)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  127,121,386   137,452,521   132,418,273   149,649,228   19,448,167   22,561,674
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $102,953,933  $127,121,386  $ 93,328,619  $132,418,273  $14,000,296  $19,448,167
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,791,123    10,248,015    10,863,663    13,330,526    1,737,094    2,263,150
       Units issued....................      574,896     1,098,776       721,549       754,293      178,727      157,713
       Units redeemed..................   (2,490,946)   (2,555,668)   (2,281,612)   (3,221,156)    (370,488)    (683,769)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,875,073     8,791,123     9,303,600    10,863,663    1,545,333    1,737,094
                                        ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                                     VT
                                                INTERNATIONAL
                                                    VALUE                  VT INVESTORS               VT MONEY MARKET
                                          ------------------------  --------------------------  --------------------------
                                              2011         2010         2011          2010          2011          2010
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   261,898  $   507,546  $   (158,797) $    (78,104) $ (1,571,978) $ (1,931,137)
Net realized gains (losses)..............  (2,331,152)  (3,362,944)   (1,178,104)   (3,694,746)           --            --
Change in unrealized gains (losses)......    (854,057)   3,894,726       720,133    11,065,199            --            --
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (2,923,311)   1,039,328      (616,768)    7,292,349    (1,571,978)   (1,931,137)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      27,084       35,280        60,912        84,105       326,811       320,056
Benefit payments.........................    (482,078)    (479,161)   (1,471,401)   (1,252,054)   (4,753,597)   (4,714,125)
Payments on termination..................  (2,552,360)  (2,398,227)   (5,652,703)   (5,837,698)  (44,676,481)  (36,848,097)
Contract Maintenance Charge..............     (64,048)     (85,392)     (185,421)     (222,946)     (478,463)     (598,539)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,674,956)  (2,721,503)   (2,893,525)   (6,732,432)   29,147,593    16,117,682
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (4,746,358)  (5,649,003)  (10,142,138)  (13,961,025)  (20,434,137)  (25,723,023)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (7,669,669)  (4,609,675)  (10,758,906)   (6,668,676)  (22,006,115)  (27,654,160)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,612,414   28,222,089    64,481,041    71,149,717   114,781,575   142,435,735
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $15,942,745  $23,612,414  $ 53,722,135  $ 64,481,041  $ 92,775,460  $114,781,575
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,943,339    2,451,232     8,264,443    10,360,653    10,950,147    13,389,014
       Units issued......................      74,253      123,059       198,998       188,933     5,726,336     5,607,796
       Units redeemed....................    (474,287)    (630,952)   (1,482,158)   (2,285,143)   (7,687,049)   (8,046,663)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,543,305    1,943,339     6,981,283     8,264,443     8,989,434    10,950,147
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                              VT MULTI-CAP GROWTH        VT MULTI-CAP VALUE            VT RESEARCH
                                          --------------------------  ------------------------  ------------------------
                                              2011          2010          2011         2010         2011         2010
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (1,024,919) $   (723,288) $   (78,161) $   (89,216) $  (169,367) $  (107,003)
Net realized gains (losses)..............     (882,345)   (5,305,802)     (62,955)    (534,152)      99,156     (843,474)
Change in unrealized gains (losses)......   (3,200,783)   20,262,332     (301,273)   2,147,460     (740,757)   5,424,383
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (5,108,047)   14,233,242     (442,389)   1,524,092     (810,968)   4,473,906
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      279,124       159,297       17,411       18,961       79,438      163,375
Benefit payments.........................   (1,900,391)   (1,282,185)    (145,805)    (139,789)    (692,886)  (1,098,995)
Payments on termination..................   (9,781,777)   (6,463,507)    (923,727)  (1,033,856)  (3,270,387)  (3,384,898)
Contract Maintenance Charge..............     (332,415)     (273,043)     (20,409)     (25,374)     (93,042)    (112,754)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (8,357,393)   37,444,104     (464,664)    (162,349)  (2,372,666)  (2,818,361)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (20,092,852)   29,584,666   (1,537,194)  (1,342,407)  (6,349,543)  (7,251,633)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (25,200,899)   43,817,908   (1,979,583)     181,685   (7,160,511)  (2,777,727)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  101,745,163    57,927,255    8,199,256    8,017,571   32,906,491   35,684,218
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 76,544,264  $101,745,163  $ 6,219,673  $ 8,199,256  $25,745,980  $32,906,491
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   12,641,766     8,618,639      471,423      564,032    3,482,675    4,328,665
       Units issued......................      231,161     6,671,776       34,447      126,284       59,873      113,677
       Units redeemed....................   (2,687,839)   (2,648,649)    (123,996)    (218,893)    (732,946)    (959,667)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   10,185,088    12,641,766      381,874      471,423    2,809,602    3,482,675
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------------  --------------------- --------------------------
                                              VT SMALL CAP VALUE           VT VISTA                VT VOYAGER
                                          -------------------------  --------------------- --------------------------
                                              2011          2010         2010 (AH)(AK)         2011          2010
                                          ------------  -----------  --------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (507,979) $  (646,656)     $   (473,381)     $ (1,986,326) $   (210,964)
Net realized gains (losses)..............   (1,559,066)  (3,361,075)        1,143,593           707,132    (3,765,104)
Change in unrealized gains (losses)......     (940,895)  15,868,578         5,583,462       (25,319,391)   30,603,343
                                          ------------  -----------      ------------      ------------  ------------
Increase (decrease) in net assets from
 operations..............................   (3,007,940)  11,860,847         6,253,674       (26,598,585)   26,627,275
                                          ------------  -----------      ------------      ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      161,260       68,733            60,996           251,468       283,618
Benefit payments.........................   (1,046,802)    (988,080)         (675,230)       (3,423,964)   (3,180,227)
Payments on termination..................   (6,650,681)  (5,083,619)       (2,534,434)      (16,435,141)  (15,076,509)
Contract Maintenance Charge..............      (95,302)    (114,408)         (137,138)         (419,057)     (523,723)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,136,318)  (3,334,803)      (50,318,950)       (2,291,305)  (13,190,904)
                                          ------------  -----------      ------------      ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (10,767,843)  (9,452,177)      (53,604,756)      (22,317,999)  (31,687,745)
                                          ------------  -----------      ------------      ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (13,775,783)   2,408,670       (47,351,082)      (48,916,584)   (5,060,470)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   57,624,299   55,215,629        47,351,082       156,357,883   161,418,353
                                          ------------  -----------      ------------      ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 43,848,516  $57,624,299      $         --      $107,441,299  $156,357,883
                                          ============  ===========      ============      ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,254,570    3,820,610         6,259,667        13,951,428    17,281,771
       Units issued......................      157,702      191,272           100,865           998,561     1,122,486
       Units redeemed....................     (789,328)    (757,312)       (6,360,532)       (3,104,954)   (4,452,829)
                                          ------------  -----------      ------------      ------------  ------------
    Units outstanding at end of
     period..............................    2,622,944    3,254,570                --        11,845,035    13,951,428
                                          ============  ===========      ============      ============  ============

--------
(ah)For the period beginning January 01, 2010 and ended September 23, 2010
(ak)On September 24, 2010 VT Vista merged into VT Multi-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               THE UNIVERSAL               THE UNIVERSAL              THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                           ------------------------  -------------------------  ------------------------
                                              VAN KAMPEN UIF               VAN KAMPEN UIF            VAN KAMPEN UIF
                                                 CORE PLUS                    EMERGING               GLOBAL TACTICAL
                                               FIXED INCOME                MARKETS EQUITY       ASSET ALLOCATION PORTFOLIO
                                           ------------------------  -------------------------  ------------------------
                                             2011         2010           2011          2010         2011          2010
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ 19,894    $   55,578    $   (420,569) $  (381,379) $   (46,927)  $   236,922
Net realized gains (losses)...............   (2,965)      (23,852)        841,013      168,200     (707,604)   (1,205,200)
Change in unrealized gains (losses).......   21,342        36,208      (7,541,525)   6,163,059       81,827     1,477,760
                                            --------    ----------   ------------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations...............................   38,271        67,934      (7,121,081)   5,949,880     (672,704)      509,482
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................    1,500            --          20,102       11,436        9,963         4,516
Benefit payments..........................       --            --        (724,634)    (540,332)    (433,461)     (390,370)
Payments on termination...................  (32,137)     (327,554)     (4,799,697)  (3,594,492)  (1,892,505)   (1,817,617)
Contract Maintenance Charge...............     (265)         (288)        (11,818)     (13,759)      (6,150)       (7,784)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   19,289       (10,272)       (223,160)   2,516,830     (767,942)   (1,136,062)
                                            --------    ----------   ------------  -----------  -----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (11,613)     (338,114)     (5,739,207)  (1,620,317)  (3,090,095)   (3,347,317)
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   26,658      (270,180)    (12,860,288)   4,329,563   (3,762,799)   (2,837,835)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  967,113     1,237,293      41,174,349   36,844,786   16,486,294    19,324,129
                                            --------    ----------   ------------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD............... $993,771    $  967,113    $ 28,314,061  $41,174,349  $12,723,495   $16,486,294
                                            ========    ==========   ============  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   75,242       101,883       1,868,431    1,948,618    1,622,755     1,980,007
       Units issued.......................    4,918        15,533         163,104      278,154       52,338        73,777
       Units redeemed.....................   (5,866)      (42,174)       (424,087)    (358,341)    (355,325)     (431,029)
                                            --------    ----------   ------------  -----------  -----------   -----------
    Units outstanding at end of period....   74,294        75,242       1,607,448    1,868,431    1,319,768     1,622,755
                                            ========    ==========   ============  ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                 GROWTH (AD)             MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (430,871) $  (439,287) $  (294,676) $  (361,471) $  (197,602) $   126,524
Net realized gains (losses)..............   2,163,364    1,034,531    1,286,710      179,333     (355,790)  (1,553,271)
Change in unrealized gains (losses)......  (2,607,767)   5,027,605   (2,558,684)   5,944,221    1,592,200    7,442,503
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (875,274)   5,622,849   (1,566,650)   5,762,083    1,038,808    6,015,756
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      24,637       21,910       16,997        8,318       12,509      108,402
Benefit payments.........................    (612,357)    (571,139)    (642,902)    (441,951)    (813,915)    (678,296)
Payments on termination..................  (4,168,920)  (2,648,126)  (3,349,180)  (2,615,202)  (3,806,365)  (2,851,666)
Contract Maintenance Charge..............     (42,652)     (49,348)      (7,354)      (7,831)      (9,130)     (10,001)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (683,360)  (1,512,049)      (3,927)    (350,304)    (354,367)    (275,308)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,482,652)  (4,758,752)  (3,986,366)  (3,406,970)  (4,971,268)  (3,706,869)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,357,926)     864,097   (5,553,016)   2,355,113   (3,932,460)   2,308,887
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,980,284   30,116,187   23,535,600   21,180,487   25,795,552   23,486,665
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $24,622,358  $30,980,284  $17,982,584  $23,535,600  $21,863,092  $25,795,552
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,712,334    3,167,795    1,218,154    1,423,621      972,188    1,133,913
       Units issued......................     137,115      103,430       99,278      120,963       66,725      108,482
       Units redeemed....................    (594,565)    (558,891)    (298,810)    (326,430)    (245,790)    (270,207)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,254,884    2,712,334    1,018,622    1,218,154      793,123      972,188
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(ad)Previously known as Van Kampen UIF Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                        INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                               (CLASS II)                (CLASS II)                 (CLASS II)
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                             VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                                EMERGING                  EMERGING                    GLOBAL
                                         MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                        ------------------------  ------------------------  --------------------------
                                            2011         2010         2011         2010         2011          2010
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   365,073  $   564,430  $  (201,020) $  (194,560) $    998,105  $   (743,458)
Net realized gains (losses)............     232,788     (132,510)     131,362     (209,689)    1,403,646    (1,071,040)
Change in unrealized gains
 (losses)..............................     354,590    1,260,174   (3,128,244)   3,231,098     2,317,508     9,480,313
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     952,451    1,692,094   (3,197,902)   2,826,849     4,719,259     7,665,815
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      20,148       49,125        8,731       20,160        94,477        93,585
Benefit payments.......................    (210,858)    (228,233)    (403,834)    (163,275)   (1,144,308)   (1,627,924)
Payments on termination................  (3,521,561)  (2,916,002)  (2,723,482)  (2,757,124)   (9,825,865)  (12,705,495)
Contract Maintenance Charge............     (79,413)     (94,498)     (70,644)     (92,056)     (245,639)     (287,015)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,304,381)     760,840      124,262      285,398    (2,631,380)   (1,750,704)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (5,096,065)  (2,428,768)  (3,064,967)  (2,706,897)  (13,752,715)  (16,277,553)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (4,143,614)    (736,674)  (6,262,869)     119,952    (9,033,456)   (8,611,738)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  21,338,173   22,074,847   18,754,991   18,635,039    65,405,564    74,017,302
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $17,194,559  $21,338,173  $12,492,122  $18,754,991  $ 56,372,108  $ 65,405,564
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,023,186    1,148,379      510,908      593,326     3,715,147     4,692,911
       Units issued....................      75,868      136,774       45,481       78,383       132,149       181,566
       Units redeemed..................    (317,373)    (261,967)    (134,005)    (160,801)     (858,893)   (1,159,330)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................     781,681    1,023,186      422,384      510,908     2,988,403     3,715,147
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                         VAN KAMPEN UIF            VAN KAMPEN UIF
                                               VAN KAMPEN UIF                MID CAP                SMALL COMPANY
                                           GROWTH (CLASS II) (AE)       GROWTH (CLASS II)         GROWTH (CLASS II)
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (150,104) $  (158,445) $  (457,907) $  (569,451) $   308,758  $  (236,708)
Net realized gains (losses)..............     967,726      481,025    1,656,602     (184,436)     555,844      (16,108)
Change in unrealized gains (losses)......  (1,142,668)   1,517,976   (3,315,624)   9,842,964   (2,163,726)   3,384,331
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (325,046)   1,840,556   (2,116,929)   9,089,077   (1,299,124)   3,131,515
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       7,378       42,097       35,168      130,992       20,235       30,258
Benefit payments.........................    (291,699)    (493,004)    (777,080)    (872,905)    (502,870)    (243,344)
Payments on termination..................  (1,698,137)    (769,621)  (5,335,139)  (4,708,207)  (2,026,511)  (1,491,626)
Contract Maintenance Charge..............     (24,188)     (33,550)    (144,812)    (175,740)     (51,182)     (63,117)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (60,967)    (493,202)  (1,060,114)  (2,155,524)    (537,840)    (536,014)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,067,613)  (1,747,280)  (7,281,977)  (7,781,384)  (3,098,168)  (2,303,843)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,392,659)      93,276   (9,398,906)   1,307,693   (4,397,292)     827,672
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,101,083   10,007,807   35,651,175   34,343,482   15,509,630   14,681,958
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,708,424  $10,101,083  $26,252,269  $35,651,175  $11,112,338  $15,509,630
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     633,171      756,339    1,999,690    2,519,842      752,378      886,211
       Units issued......................      58,463       14,168      188,692      172,776       38,922       32,734
       Units redeemed....................    (182,871)    (137,336)    (547,046)    (692,928)    (190,596)    (166,567)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     508,763      633,171    1,641,336    1,999,690      600,704      752,378
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                        THE UNIVERSAL
                                                                  INSTITUTIONAL FUNDS, INC.
                                                                          (CLASS II)
                                                                         SUB-ACCOUNT
                                                                  -------------------------
                                                                        VAN KAMPEN UIF
                                                                          U.S. REAL
                                                                      ESTATE (CLASS II)
                                                                  -------------------------
                                                                      2011          2010
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $   (541,429) $   194,646
Net realized gains (losses)......................................   (1,135,443)  (3,452,508)
Change in unrealized gains (losses)..............................    3,972,636   16,108,136
                                                                  ------------  -----------
Increase (decrease) in net assets from operations................    2,295,764   12,850,274
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................       47,381      100,606
Benefit payments.................................................     (850,820)  (1,002,878)
Payments on termination..........................................   (8,235,385)  (5,144,503)
Contract Maintenance Charge......................................     (211,878)    (243,774)
Transfers among the sub-accounts and with the Fixed Account--net.   (2,144,894)  (3,247,922)
                                                                  ------------  -----------
Increase (decrease) in net assets from contract transactions.....  (11,395,596)  (9,538,471)
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS................................   (9,099,832)   3,311,803
NET ASSETS AT BEGINNING OF PERIOD................................   54,625,961   51,314,158
                                                                  ------------  -----------
NET ASSETS AT END OF PERIOD...................................... $ 45,526,129  $54,625,961
                                                                  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................    2,366,859    2,830,496
       Units issued..............................................      151,224      139,965
       Units redeemed............................................     (623,861)    (603,602)
                                                                  ------------  -----------
    Units outstanding at end of period...........................    1,894,222    2,366,859
                                                                  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series
       (Advantage, Extra, and Ultra) (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred,
       Apex) (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  Select Directions Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation               AST Large-Cap Value
    AST Advanced Strategies                                AST Lord Abbett Core Fixed Income
    AST American Century Income & Growth                      (Previously known as AST Lord Abbett
    AST Balanced Asset Allocation                             Bond-Debenture)
    AST BlackRock Global Strategies*                       AST Marsico Capital Growth
    AST BlackRock Value (Previously known as AST           AST MFS Global Equity
       DeAm Large-Cap Value)                               AST MFS Growth
    AST Bond Portfolio 2016*                               AST Mid-Cap Value
    AST Bond Portfolio 2018                                AST Money Market
    AST Bond Portfolio 2019                                AST Neuberger Berman Core Bond*
    AST Bond Portfolio 2020                                AST Neuberger Berman / LSV Mid-Cap Value
    AST Bond Portfolio 2021                                AST Neuberger Berman Mid-Cap Growth
    AST Bond Portfolio 2022 (For the period                AST Neuberger Berman Small-Cap Growth (For
       beginning January 3, 2011 and ended                    the period beginning January 3, 2011 and
       December 31, 2011)                                     ended May 31, 2011)
    AST Capital Growth Asset Allocation                    AST Parametric Emerging Markets Equity
    AST CLS Growth Asset Allocation                        AST PIMCO Limited Maturity Bond
    AST CLS Moderate Asset Allocation                      AST PIMCO Total Return Bond
    AST Cohen & Steers Realty                              AST Preservation Asset Allocation
    AST Federated Aggressive Growth                        AST Prudential Core Bond*
    AST FI Pyramis(R) Asset Allocation (Previously         AST Quantitative Modeling*
       known as AST Niemann Capital Growth Asset           AST QMA US Equity Alpha
       Allocation)                                         AST Schroders Multi-Asset World Strategies
    AST First Trust Balanced Target                        AST Small-Cap Growth
    AST First Trust Capital Appreciation Target            AST Small-Cap Value
    AST Global Real Estate                                 AST T. Rowe Price Asset Allocation
    AST Goldman Sachs Concentrated Growth                  AST T. Rowe Price Equity Income (Previously
    AST Goldman Sachs Large-Cap Value (Previously             known as AST AllianceBernstein Core
       known as AST AllianceBernstein Growth &                Value)
       Income)                                             AST T. Rowe Price Global Bond
    AST Goldman Sachs Mid-Cap Growth                       AST T. Rowe Price Large-Cap Growth
    AST Goldman Sachs Small-Cap Value                      AST T. Rowe Price Natural Resources
    AST High Yield                                         AST Wellington Management Hedged Equity
    AST Horizon Growth Asset Allocation                       (Previously known as AST Aggressive
    AST Horizon Moderate Asset Allocation                     Asset Allocation)
    AST International Growth                               AST Western Asset Core Plus Bond*
    AST International Value
    AST Investment Grade Bond                          ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND
    AST Jennison Large-Cap Growth*                         AllianceBernstein VPS Growth
    AST Jennison Large-Cap Value*                          AllianceBernstein VPS Growth & Income
    AST JPMorgan International Equity                      AllianceBernstein VPS International Value
    AST JPMorgan Strategic Opportunities (Previously       AllianceBernstein VPS Large Cap Growth
       known as AST UBS Dynamic Alpha)                     AllianceBernstein VPS Small/Mid Cap Value
                                                           AllianceBernstein VPS Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    American Century VP Balanced                     (SERVICE CLASS 2) (CONTINUED)
    American Century VP International                    VIP Growth Stock (Service Class 2)
                                                         VIP High Income (Service Class 2)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.           VIP Index 500 (Service Class 2)
    Dreyfus Socially Responsible Growth Fund             VIP Investment Grade Bond (Service Class 2)
                                                         VIP MidCap (Service Class 2)
DREYFUS STOCK INDEX FUND                                 VIP Money Market (Service Class 2)
    Dreyfus Stock Index Fund                             VIP Overseas (Service Class 2)

DREYFUS VARIABLE INVESTMENT FUND                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    VIF Growth & Income                              TRUST
    VIF Money Market                                     Franklin Flex Cap Growth Securities
                                                         Franklin Growth and Income Securities
DWS VARIABLE INVESTMENT SERIES I                         Franklin High Income Securities
    DWS Bond VIP A                                       Franklin Income Securities
    DWS Capital Growth VIP A                             Franklin Large Cap Growth Securities
    DWS Global Small Cap Growth VIP A (Previously        Franklin Small Cap Value Securities
       known as DWS Global Opportunities VIP A)          Franklin Small-Mid Cap Growth Securities
    DWS Growth and Income VIP A                          Franklin Templeton VIP Founding Funds
    DWS International VIP A                                 Allocation
                                                         Franklin U.S. Government
DWS VARIABLE INVESTMENT SERIES II                        Mutual Global Discovery Securities
    DWS Balanced VIP A II                                Mutual Shares Securities
    DWS Money Market VIP A II                            Templeton Developing Markets Securities
    DWS Small Mid Cap Growth VIP A II (Previously        Templeton Foreign Securities
       known as DWS Small Cap Growth VIP A II)           Templeton Global Bond Securities
                                                         Templeton Growth Securities
FEDERATED INSURANCE SERIES
    Federated Prime Money Fund II                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                         VIT Large Cap Value
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                VIT Mid Cap Value
    VIP Contrafund                                       VIT Strategic Growth
    VIP Equity-Income                                    VIT Strategic International Equity
    VIP Growth                                           VIT Structured Small Cap Equity
    VIP High Income                                      VIT Structured U.S. Equity
    VIP Index 500
    VIP Investment Grade Bond                        INVESCO INVESTMENT SERVICES
    VIP Overseas                                         Invesco V.I. Balanced (For the period beginning
                                                         January 1, 2011 and ended April 28, 2011) (On
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   April 29, 2011 Invesco V.I. Balanced
(SERVICE CLASS 2)                                           merged into Invesco Van Kampen V.I.
    VIP Asset Manager Growth (Service Class 2)              Equity and Income)
    VIP Contrafund (Service Class 2)                     Invesco V.I. Basic Value
    VIP Equity-Income (Service Class 2)                  Invesco V.I. Capital Appreciation
    VIP Freedom 2010 Portfolio (Service Class 2)         Invesco V.I. Capital Development
    VIP Freedom 2020 Portfolio (Service Class 2)         Invesco V.I. Core Equity
    VIP Freedom 2030 Portfolio (Service Class 2)         Invesco V.I. Diversified Income
    VIP Freedom Income Portfolio (Service Class 2)       Invesco V.I. Dividend Growth
    VIP Growth (Service Class 2)
    VIP Growth & Income (Service Class 2)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES (CONTINUED)                INVESCO INVESTMENT SERVICES (SERIES II)
    Invesco V.I. Global Dividend Growth (For the           Invesco V.I. Balanced II (For the period
       period beginning January 1, 2011 and ended             beginning January 1, 2011 and ended
       April 28, 2011) (On April 29, 2011 Invesco             April 28, 2011) (On April 29, 2011 Invesco
       V.I. Global Dividend Growth merged into                V. I. Balanced II merged into Invesco Van
       Invesco Van Kampen V.I. Global Value                   Kampen V.I. Equity and Income--Series II)
       Equity)                                             Invesco V.I. Basic Value II
    Invesco V.I. Government Securities                     Invesco V.I. Capital Appreciation II
    Invesco V.I. High Yield                                Invesco V.I. Capital Development II
    Invesco V.I. High Yield Securities                     Invesco V.I. Core Equity II
    Invesco V.I. Income Builder (For the period            Invesco V.I. Diversified Income II
       beginning January 1, 2011 and ended                 Invesco V.I. Dividend Growth II
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V.I. Global Dividend Growth II (For the
       V.I. Income Builder merged into Invesco Van            period beginning January 1, 2011 and ended
       Kampen V.I. Equity and Income)                         April 28, 2011) (On April 29, 2011 Invesco
    Invesco V.I. International Growth                         V.I. Global Dividend Growth II merged into
    Invesco V.I. Large Cap Growth (For the period             Invesco Van Kampen V.I. Global Value
       beginning January 1, 2011 and ended                    Equity--Series II)
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V. I. Government Securities II
       V.I. Large Cap Growth merged into Invesco           Invesco V.I. High Yield II
       Van Kampen V.I. Capital Growth)                     Invesco V.I. High Yield Securities II
    Invesco V.I. Mid Cap Core Equity                       Invesco V.I. Income Builder II (For the period
    Invesco V.I. Money Market                                 beginning January 1, 2011 and ended
    Invesco V.I. S&P 500 Index                                April 28, 2011) (On April 29, 2011 Invesco
    Invesco V.I. Technology                                   V.I. Income Builder II merged into Invesco
    Invesco V.I. Utilities                                    Van Kampen V.I .Equity and Income--
    Invesco Van Kampen V.I. Capital Growth                    Series II)
    Invesco Van Kampen V.I. Comstock                       Invesco V.I. International Growth II
    Invesco Van Kampen V.I. Equity and Income (For         Invesco V.I. Large Cap Growth II (For the
       the period beginning April 29, 2011 and ended          period beginning January 1, 2011 and ended
       December 31, 2011)                                     April 28, 2011) (On April 29, 2011 Invesco
    Invesco Van Kampen V.I. Global Value Equity               V.I. Large Cap Growth II merged into
    Invesco Van Kampen V.I. Government (For the               Invesco Van Kampen V.I. Capital
       period beginning January 1, 2011 and ended             Growth--Series II)
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V.I. Mid Cap Core Equity II
       Van Kampen V.I. Government merged into              Invesco V.I. Money Market II
       Invesco V.I. Government Securities)                 Invesco V.I. S&P 500 Index II
    Invesco Van Kampen V.I. High Yield (For the            Invesco V.I. Technology II
       period beginning January 1, 2011 and ended          Invesco V.I. Utilities II
       April 28, 2011) (On April 29, 2011 Invesco          Invesco Van Kampen V.I.Capital Growth--
       Van Kampen V.I. High Yield merged into                 Series II
       Invesco V.I. High Yield)                            Invesco Van Kampen V.I. Comstock--Series II
    Invesco Van Kampen V.I. Mid Cap Value                  Invesco Van Kampen V.I. Equity and Income--
    Invesco Van Kampen V.I. Value (For the period             Series II
       beginning January 1, 2011 and ended                 Invesco Van Kampen V.I. Global Value
       April 28, 2011) (On April 29, 2011 Invesco             Equity--Series II (For the period beginning
       Van Kampen V.I. Value merged into Invesco              April 29, 2011 and ended December 31,
       Van Kampen V.I. Comstock)                              2011)


                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


INVESCO INVESTMENT SERVICES (SERIES II) (CONTINUED)  MORGAN STANLEY VARIABLE INVESTMENT SERIES
    Invesco Van Kampen V.I. Growth and Income--          Aggressive Equity
       Series II                                         European Equity
    Invesco Van Kampen V.I. International Growth         Income Plus
       Equity--Series II (For the period beginning       Limited Duration
       January 1, 2011 and ended April 28, 2011)         Money Market
       (On April 29, 2011 Invesco Van Kampen V.I.        Multi Cap Growth (Previously known as Capital
       International Growth Equity II merged into           Opportunities)
       Invesco V.I. International Growth II)             Strategist
    Invesco Van Kampen V.I. Mid Cap                      Utilities
       Growth--Series II
    Invesco Van Kampen V.I. Mid Cap                  MORGAN STANLEY VARIABLE INVESTMENT SERIES
       Value--Series II                              (CLASS Y SHARES)
                                                         Aggressive Equity (Class Y Shares)
JANUS ASPEN SERIES                                       European Equity (Class Y Shares)
    Forty Portfolio                                      Income Plus (Class Y Shares)
                                                         Limited Duration (Class Y Shares)
LAZARD RETIREMENT SERIES, INC.                           Money Market (Class Y Shares)
    Emerging Markets Equity                              Multi Cap Growth (Class Y Shares) (Previously
                                                            known as Capital Opportunities (Class Y
LEGG MASON PARTNERS VARIABLE INCOME TRUST                   Shares))
    Legg Mason ClearBridge Variable Fundamental          Strategist (Class Y Shares)
       All Cap Value Portfolio I                         Utilities (Class Y Shares)

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC       NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
    Legg Mason ClearBridge Variable Large Cap            AMT Mid-Cap Growth
       Value Portfolio I                                 AMT Partners

LORD ABBETT SERIES FUND                              OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Bond-Debenture                                       Oppenheimer Balanced
    Fundamental Equity                                   Oppenheimer Capital Appreciation
    Growth and Income                                    Oppenheimer Core Bond
    Growth Opportunities                                 Oppenheimer Global Securities
    Mid-Cap Value                                        Oppenheimer Global Strategic Income
                                                         Oppenheimer High Income
MFS VARIABLE INSURANCE TRUST                             Oppenheimer Main Street
    MFS Growth                                           Oppenheimer Main Street Small Mid Cap
    MFS High Income                                         (Previously known as Oppenheimer Main
    MFS Investors Trust                                     Street Small Cap)
    MFS New Discovery                                    Oppenheimer Small- & Mid-Cap Growth
    MFS Research
    MFS Research Bond                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
    MFS Utilities                                    SHARES ("SS"))
                                                         Oppenheimer Balanced (SS)
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)             Oppenheimer Capital Appreciation (SS)
    MFS Growth (Service Class)                           Oppenheimer Core Bond (SS)
    MFS Investors Trust (Service Class)                  Oppenheimer Global Securities (SS)
    MFS New Discovery (Service Class)                    Oppenheimer Global Strategic Income (SS)
    MFS Research (Service Class)
    MFS Utilities (Service Class)


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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE     PUTNAM VARIABLE TRUST (CONTINUED)
SHARES ("SS")) (CONTINUED)                         VT Growth and Income
   Oppenheimer High Income (SS)                    VT Growth Opportunities
   Oppenheimer Main Street (SS)                    VT High Yield
   Oppenheimer Main Street Small Mid Cap (SS)      VT Income
       (Previously known as Oppenheimer Main       VT International Equity
       Street Small Cap (SS))                      VT International Growth
   Oppenheimer Small- & Mid-Cap Growth (SS)        VT International Value
                                                   VT Investors
PANORAMA SERIES FUND, INC. (SERVICE                VT Money Market
SHARES ("SS"))                                     VT Multi-Cap Growth
   Oppenheimer International Growth (SS)*          VT Multi-Cap Value
                                                   VT Research
PIMCO VARIABLE INSURANCE TRUST                     VT Small Cap Value
   Foreign Bond (US Dollar-Hedged)                 VT Vista (For the period beginning
   Money Market                                        January 1, 2010 and ended
   PIMCO Total Return                                  September 23, 2010) (On
   PIMCO VIT Commodity RealReturn Strategy             September 24, 2010 VT Vista merged
       (Advisor Shares)                                in to VT Multi-Cap Growth)
   PIMCO VIT Emerging Markets Bond (Advisor        VT Voyager
       Shares)
   PIMCO VIT RealReturn (Advisor Shares)        RYDEX VARIABLE TRUST
   PIMCO VIT Total Return (Advisor Shares)         Rydex VT Nasdaq 100 Strategy Fund*

PROFUNDS VP                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC
   ProFund VP Consumer Goods Portfolio*            Van Kampen UIF Core Plus Fixed Income
   ProFund VP Consumer Services Portfolio*         Van Kampen UIF Emerging Markets Equity
   ProFund VP Financials                           Van Kampen UIF Global Tactical Asset
   ProFund VP Health Care                              Allocation Portfolio
   ProFund VP Industrials*                         Van Kampen UIF Growth (Previously known
   ProFund VP Large-Cap Growth*                        as Van Kampen UIF Capital Growth)
   ProFund VP Large-Cap Value*                     Van Kampen UIF Mid Cap Growth
   ProFund VP Mid-Cap Growth*                      Van Kampen UIF U.S. Real Estate
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate*                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   ProFund VP Small-Cap Growth*                 (CLASS II)
   ProFund VP Small-Cap Value*                     Van Kampen UIF Emerging Markets Debt
   ProFund VP Telecommunications                       (Class II)
   ProFund VP Utilities                            Van Kampen UIF Emerging Markets Equity
                                                       (Class II)
PUTNAM VARIABLE TRUST                              Van Kampen UIF Global Franchise
   VT American Government Income                       (Class II)
   VT Capital Opportunities                        Van Kampen UIF Growth (Class II)
   VT Diversified Income                               (Previously known as Van Kampen UIF
   VT Equity Income                                    Capital Growth (Class II))
   VT George Putnam Balanced                       Van Kampen UIF Mid Cap Growth (Class II)
   VT Global Asset Allocation                      Van Kampen UIF Small Company Growth
   VT Global Equity                                    (Class II)
   VT Global Health Care                           Van Kampen UIF U.S. Real Estate
   VT Global Utilities                                 (Class II)

--------
*  Fund was available, but had no assets as of December 31, 2011

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate Life general account assets and earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at the fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits as of December 31, 2011. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   FAIR VALUE OF FINANCIAL ASSETS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

   LEVEL 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in markets that are not active; or
          c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

   LEVEL 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

   In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Life guarantees that the amount of this charge will not increase over the life of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

5.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2011 were as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $1,646,693
          AST Advanced Strategies.............................    625,526
          AST American Century Income & Growth................      8,108
          AST Balanced Asset Allocation.......................  2,222,366
          AST BlackRock Value (a).............................      1,153
          AST Bond Portfolio 2018.............................    173,975
          AST Bond Portfolio 2019.............................    103,426
          AST Bond Portfolio 2020.............................    537,822
          AST Bond Portfolio 2021.............................    960,630
          AST Bond Portfolio 2022 (b).........................    786,121
          AST Capital Growth Asset Allocation.................  1,998,659
          AST CLS Growth Asset Allocation.....................     79,289
          AST CLS Moderate Asset Allocation...................    265,073
          AST Cohen & Steers Realty...........................        793
          AST Federated Aggressive Growth.....................     10,666
          AST FI Pyramis(R) Asset Allocation (c)..............     99,522

--------
(a)Previously known as AST DeAm Large-Cap Value
(b)For the period beginning January 03, 2011 and ended December 31, 2011
(c)Previously known as AST Niemann Capital Growth Asset Allocation

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     PURCHASES
                                                                    -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST First Trust Balanced Target................................. $   934,082
   AST First Trust Capital Appreciation Target.....................   5,378,420
   AST Global Real Estate..........................................         553
   AST Goldman Sachs Concentrated Growth...........................       5,198
   AST Goldman Sachs Large-Cap Value (d)...........................         163
   AST Goldman Sachs Mid-Cap Growth................................       2,536
   AST Goldman Sachs Small-Cap Value...............................      10,571
   AST High Yield..................................................       3,200
   AST Horizon Growth Asset Allocation.............................      59,012
   AST Horizon Moderate Asset Allocation...........................     153,924
   AST International Growth........................................       5,898
   AST International Value.........................................         974
   AST Investment Grade Bond.......................................  18,955,327
   AST JPMorgan International Equity...............................         604
   AST JPMorgan Strategic Opportunities (e)........................     866,376
   AST Large-Cap Value.............................................           7
   AST Lord Abbett Core Fixed Income (f)...........................         885
   AST Marsico Capital Growth......................................         211
   AST MFS Global Equity...........................................         186
   AST MFS Growth..................................................          51
   AST Mid-Cap Value...............................................         236
   AST Money Market................................................      84,400
   AST Neuberger Berman / LSV Mid-Cap Value........................       2,395
   AST Neuberger Berman Mid-Cap Growth.............................       2,094
   AST Neuberger Berman Small-Cap Growth (g).......................         171
   AST Parametric Emerging Markets Equity..........................      10,497
   AST PIMCO Limited Maturity Bond.................................       2,845
   AST PIMCO Total Return Bond.....................................      23,864
   AST Preservation Asset Allocation...............................   1,951,267
   AST QMA US Equity Alpha.........................................       3,037
   AST Schroders Multi-Asset World Strategies......................     430,548
   AST Small-Cap Growth............................................       1,128
   AST Small-Cap Value.............................................       1,209
   AST T. Rowe Price Asset Allocation..............................   1,534,031
   AST T. Rowe Price Equity Income (h).............................         475
   AST T. Rowe Price Global Bond...................................       3,662
   AST T. Rowe Price Large-Cap Growth..............................       1,177
   AST T. Rowe Price Natural Resources.............................      33,752

--------
(d)Previously known as AST AllianceBernstein Growth & Income
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture
(g)For the period beginning January 03, 2011 and ended May 31, 2011
(h)Previously known as AST AllianceBernstein Core Value

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Wellington Management Hedged Equity (i).................................. $   12,034
   Franklin Templeton VIP Founding Funds Allocation.............................  1,058,539
   ProFund VP Financials........................................................      2,584
   ProFund VP Health Care.......................................................      2,612
   ProFund VP Mid-Cap Value.....................................................          7
   ProFund VP Telecommunications................................................      2,569
   ProFund VP Utilities.........................................................      1,158

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................    713,339
   AllianceBernstein VPS Growth & Income........................................  1,496,793
   AllianceBernstein VPS International Value....................................  2,650,229
   AllianceBernstein VPS Large Cap Growth.......................................    499,020
   AllianceBernstein VPS Small/Mid Cap Value....................................    484,017
   AllianceBernstein VPS Value..................................................     73,956

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced.................................................        205
   American Century VP International............................................         66

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................        170

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     43,794

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..........................................................      1,388
   VIF Money Market.............................................................    305,292

Investments in the DWS Variable Investment Series I Sub-Accounts:
   DWS Bond VIP A...............................................................    714,974
   DWS Capital Growth VIP A.....................................................    272,224
   DWS Global Small Cap Growth VIP A (j)........................................    375,357
   DWS Growth and Income VIP A..................................................    258,314
   DWS International VIP A......................................................      6,602

Investments in the DWS Variable Investment Series II Sub-Accounts:
   DWS Balanced VIP A II........................................................     23,390
   DWS Money Market VIP A II....................................................    458,337
   DWS Small Mid Cap Growth VIP A II (k)........................................    295,385

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II................................................    562,632

--------
(i)Previously known as AST Aggressive Asset Allocation
(j)Previously known as DWS Global Opportunities VIP A
(k)Previously known as DWS Small Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               PURCHASES
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund............................................................................ $   310,251
   VIP Equity-Income.........................................................................      49,640
   VIP Growth................................................................................     134,304
   VIP High Income...........................................................................     237,460
   VIP Index 500.............................................................................     360,850
   VIP Investment Grade Bond.................................................................     119,990
   VIP Overseas..............................................................................      62,352

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      14,329
   VIP Contrafund (Service Class 2)..........................................................   3,069,691
   VIP Equity-Income (Service Class 2).......................................................      42,491
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   1,739,613
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   2,027,879
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................     828,164
   VIP Freedom Income Portfolio (Service Class 2)............................................   1,178,362
   VIP Growth (Service Class 2)..............................................................       5,383
   VIP Growth & Income (Service Class 2).....................................................   3,546,290
   VIP Growth Stock (Service Class 2)........................................................     539,745
   VIP High Income (Service Class 2).........................................................     931,648
   VIP Index 500 (Service Class 2)...........................................................   1,551,685
   VIP Investment Grade Bond (Service Class 2)...............................................          83
   VIP Mid Cap (Service Class 2).............................................................   1,329,107
   VIP Money Market (Service Class 2)........................................................  12,079,200
   VIP Overseas (Service Class 2)............................................................         601

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................     238,085
   Franklin Growth and Income Securities.....................................................   2,639,793
   Franklin High Income Securities...........................................................   2,053,451
   Franklin Income Securities................................................................  16,637,072
   Franklin Large Cap Growth Securities......................................................   2,212,631
   Franklin Small Cap Value Securities.......................................................   2,403,850
   Franklin Small Mid-Cap Growth Securities..................................................      58,844
   Franklin U.S. Government..................................................................   3,974,619
   Mutual Global Discovery Securities........................................................   2,217,255
   Mutual Shares Securities..................................................................   4,421,418
   Templeton Developing Markets Securities...................................................   2,764,072
   Templeton Foreign Securities..............................................................   9,912,501
   Templeton Global Bond Securities..........................................................     453,405
   Templeton Growth Securities...............................................................      17,749

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value.......................................................................     701,245
   VIT Mid Cap Value.........................................................................     250,790
   VIT Strategic Growth......................................................................          77

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     -----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts (continued):
   VIT Strategic International Equity............................................... $        85
   VIT Structured Small Cap Equity..................................................     505,867
   VIT Structured U.S. Equity.......................................................     236,504

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. Balanced (l) (m)....................................................     499,717
   Invesco V.I. Basic Value.........................................................     355,370
   Invesco V.I. Capital Appreciation................................................     574,082
   Invesco V. I. Capital Development................................................     406,852
   Invesco V. I. Core Equity........................................................   1,754,515
   Invesco V.I. Diversified Income..................................................   1,941,760
   Invesco V.I. Dividend Growth.....................................................   2,939,196
   Invesco V.I. Global Dividend Growth (l) (n)......................................   2,326,379
   Invesco V.I. Government Securities (r)...........................................   2,138,393
   Invesco V.I. High Yield (s)......................................................   1,475,160
   Invesco V.I. High Yield Securities...............................................   1,769,472
   Invesco V.I. Income Builder (l) (o)..............................................     397,837
   Invesco V.I. International Growth................................................   1,803,728
   Invesco V.I .Large Cap Growth (l) (p)............................................     960,591
   Invesco V.I. Mid Cap Core Equity.................................................   1,192,750
   Invesco V.I. Money Market........................................................   5,421,087
   Invesco V.I. S&P 500 Index.......................................................   1,796,112
   Invesco V.I. Technology..........................................................     283,423
   Invesco V.I. Utilities...........................................................     424,134
   Invesco Van Kampen V.I. Capital Growth (p).......................................  10,600,851
   Invesco Van Kampen V.I. Comstock (t).............................................   1,017,096
   Invesco Van Kampen V.I. Equity and Income (m) (o) (q)............................  33,885,325
   Invesco Van Kampen V.I. Global Value Equity (n)..................................  54,219,543
   Invesco Van Kampen V.I. Government (l) (r).......................................      37,068
   Invesco Van Kampen V.I. High Yield (l) (s).......................................         686
   Invesco Van Kampen V.I. Mid Cap Value............................................   1,221,900
   Invesco Van Kampen V.I. Value (l) (t)............................................       1,094

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                            PURCHASES
                                                                           -----------
Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. Balanced II (l) (u)....................................... $     5,207
   Invesco V.I. Basic Value II............................................     417,702
   Invesco V.I. Capital Appreciation II...................................       8,535
   Invesco V.I. Capital Development II....................................       5,550
   Invesco V.I. Core Equity II............................................     115,753
   Invesco V.I. Diversified Income II.....................................      43,978
   Invesco V.I. Dividend Growth II........................................   1,173,677
   Invesco V.I. Global Dividend Growth II (l) (v).........................   1,012,388
   Invesco V.I. Government Securities II..................................      48,092
   Invesco V.I. High Yield II.............................................      42,833
   Invesco V.I. High Yield Securities II..................................   1,204,292
   Invesco V.I. Income Builder II (l) (w).................................     459,916
   Invesco V.I. International Growth II (y)...............................   5,000,857
   Invesco V.I. Mid Cap Core Equity II....................................      85,291
   Invesco V.I. Money Market II...........................................     172,372
   Invesco V.I. S&P 500 Index II..........................................   3,348,334
   Invesco V.I. Technology II.............................................       6,125
   Invesco V.I. Utilities II..............................................      35,257
   Invesco Van Kampen V.I. Capital Growth--Series II (x)..................   1,914,066
   Invesco Van Kampen V.I. Comstock--Series II............................   3,838,981
   Invesco Van Kampen V.I. Equity and Income--Series II (u) (w)...........  16,662,412
   Invesco Van Kampen V.I. Global Value Equity--Series II (q) (v).........  29,470,230
   Invesco Van Kampen V.I. Growth and Income--Series II...................   2,820,867
   Invesco Van Kampen V.I. International Growth Equity--Series II (l) (y).     152,840
   Invesco Van Kampen V.I. Mid Cap Growth--Series II......................   1,267,171
   Invesco Van Kampen V.I. Mid Cap Value--Series II.......................   2,123,077

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio........................................................          95

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity................................................          91

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I.................... $        35

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I..............................          30

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture...........................................................................   4,243,359
   Fundamental Equity.......................................................................   1,043,743
   Growth and Income........................................................................     703,371
   Growth Opportunities.....................................................................   4,762,465
   Mid-Cap Value............................................................................   1,602,387

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................       1,840
   MFS High Income..........................................................................     165,218
   MFS Investors Trust......................................................................      23,542
   MFS New Discovery........................................................................     365,721
   MFS Research.............................................................................       5,086
   MFS Research Bond........................................................................      81,881
   MFS Utilities............................................................................      17,440

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................      10,178
   MFS Investors Trust (Service Class)......................................................       3,677
   MFS New Discovery (Service Class)........................................................      47,929
   MFS Research (Service Class).............................................................         966
   MFS Utilities (Service Class)............................................................      58,317

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................     470,113
   European Equity..........................................................................   1,213,465
   Income Plus..............................................................................   6,957,561
   Limited Duration.........................................................................     611,076
   Money Market.............................................................................  10,100,682
   Multi Cap Growth (z).....................................................................   1,135,236
   Strategist...............................................................................  14,476,053
   Utilities................................................................................   4,755,825

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................   2,864,208
   European Equity (Class Y Shares).........................................................     440,333
   Income Plus (Class Y Shares).............................................................  10,803,105
   Limited Duration (Class Y Shares)........................................................   2,951,610
   Money Market (Class Y Shares)............................................................  19,318,829
   Multi Cap Growth (Class Y Shares) (aa)...................................................   1,980,307

--------
(z)Previously known as Capital Opportunities
(aa)Previously known as Capital Opportunities (Class Y Shares)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
  (continued):
   Strategist (Class Y Shares).............................................................. $6,299,490
   Utilities (Class Y Shares)...............................................................  1,493,006

Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Mid-Cap Growth.......................................................................     63,600

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced.....................................................................     54,382
   Oppenheimer Capital Appreciation.........................................................     74,629
   Oppenheimer Core Bond....................................................................    111,904
   Oppenheimer Global Securities............................................................    123,713
   Oppenheimer Global Strategic Income......................................................    245,285
   Oppenheimer High Income..................................................................     47,418
   Oppenheimer Main Street..................................................................     61,669
   Oppenheimer Main Street Small Mid Cap (ab)...............................................    106,254
   Oppenheimer Small- & Mid-Cap Growth......................................................        152

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................    841,205
   Oppenheimer Capital Appreciation (SS)....................................................    840,346
   Oppenheimer Core Bond (SS)...............................................................  5,043,426
   Oppenheimer Global Securities (SS).......................................................    852,288
   Oppenheimer Global Strategic Income (SS).................................................  7,578,263
   Oppenheimer High Income (SS).............................................................  1,938,590
   Oppenheimer Main Street (SS).............................................................  1,446,051
   Oppenheimer Main Street Small Mid Cap (SS) (ac)..........................................    988,710
   Oppenheimer Small- & Mid-Cap Growth (SS).................................................    408,308

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..........................................................         45
   Money Market.............................................................................         40
   PIMCO Total Return.......................................................................         66
   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares).................................  2,009,620
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................    629,251
   PIMCO VIT Real Return (Advisor Shares)...................................................  1,199,076
   PIMCO VIT Total Return (Advisor Shares)..................................................  4,724,267

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................  5,644,706
   VT Capital Opportunities.................................................................    842,467
   VT Diversified Income....................................................................  5,758,174
   VT Equity Income.........................................................................  4,569,599
   VT George Putnam Balanced................................................................  2,720,675

--------
(ab)Previously known as Oppenheimer Main Street Small Cap
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Asset Allocation....................................................... $  2,956,701
   VT Global Equity.................................................................      756,700
   VT Global Health Care............................................................    1,454,128
   VT Global Utilities..............................................................      894,223
   VT Growth and Income.............................................................    3,832,658
   VT Growth Opportunities..........................................................      780,973
   VT High Yield....................................................................    7,253,777
   VT Income........................................................................   14,795,161
   VT International Equity..........................................................    8,556,937
   VT International Growth..........................................................    1,677,282
   VT International Value...........................................................      986,644
   VT Investors.....................................................................    1,434,806
   VT Money Market..................................................................   44,981,164
   VT Multi-Cap Growth..............................................................      563,582
   VT Multi-Cap Value...............................................................      440,382
   VT Research......................................................................      412,502
   VT Small Cap Value...............................................................    1,647,138
   VT Voyager.......................................................................    5,348,105

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      102,513
   Van Kampen UIF Emerging Markets Equity...........................................    2,013,651
   Van Kampen UIF Global Tactical Asset Allocation Portfolio........................      466,019
   Van Kampen UIF Growth (ad).......................................................    1,181,394
   Van Kampen UIF Mid Cap Growth....................................................    1,386,344
   Van Kampen UIF U.S. Real Estate..................................................    1,290,214

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    2,111,730
   Van Kampen UIF Emerging Markets Equity (Class II)................................    1,043,567
   Van Kampen UIF Global Franchise (Class II).......................................    3,481,475
   Van Kampen UIF Growth (Class II) (ae)............................................      619,742
   Van Kampen UIF Mid Cap Growth (Class II).........................................    2,119,826
   Van Kampen UIF Small Company Growth (Class II)...................................    1,071,364
   Van Kampen UIF U.S. Real Estate (Class II).......................................    2,625,973
                                                                                     ------------
                                                                                     $599,257,254
                                                                                     ============

--------
(ad)Previously known as Van Kampen UIF Capital Growth
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

6.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2011...............   713   $ 8.66 -  9.23    $ 6,421       0.65%        1.15 - 2.60%     -5.13 -  -3.77%
   2010...............   819     9.13 -  9.59      7,705       0.88         1.15 - 2.60       9.12 -  10.69
   2009...............   831     8.37 -  8.66      7,097       2.23         1.15 - 2.60      21.20 -  22.94
   2008...............   867     6.91 -  7.05      6,065       2.29         1.15 - 2.60     -33.56 - -32.61
   2007 (ai)..........   348    10.39 - 10.46      3,631       0.51         1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2011...............   220     9.50 - 10.12      2,181       1.02         1.15 - 2.60      -2.42 -  -1.03
   2010...............   251     9.74 - 10.23      2,523       1.05         1.15 - 2.60      10.82 -  12.41
   2009...............   257     8.79 -  9.10      2,313       2.97         1.15 - 2.60      23.00 -  24.76
   2008...............   189     7.51 -  7.29      1,365       3.21         1.15 - 2.60     -31.59 -  30.60
   2007 (ai)..........   118    10.44 - 10.51      1,239       0.18         1.00 - 2.65       4.42 -   5.15

   AST American Century Income & Growth
   2011...............     1     8.17 -  8.17          5       0.92         1.50 - 1.50       2.04 -   2.04
   2010...............   < 1     8.00 -  8.00          3       1.09         1.50 - 1.50      12.16 -  12.16
   2009...............     1     7.14 -  7.14          8       2.64         1.50 - 1.50      16.03 -  16.03
   2008...............     2     6.15 -  6.15         11       1.80         1.50 - 1.50     -35.71 - -35.71
   2007 (ai)..........   < 1     9.52 -  9.59         --       0.00         1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2011...............   850     9.14 -  9.75      8,187       0.64         1.15 - 2.65      -3.76 -  -2.34
   2010............... 1,013     9.49 -  9.99     10,009       0.78         1.15 - 2.65       9.41 -  11.04
   2009...............   971     8.68 -  8.99      8,667       1.45         1.15 - 2.65      20.11 -  21.89
   2008...............   616     7.22 -  7.38      4,519       1.11         1.15 - 2.65     -30.54 - -29.51
   2007 (ai)..........    64    10.40 - 10.47        669       0.43         1.00 - 2.65       4.01 -   4.74

   AST BlackRock Value (a)
   2011...............     2     7.63 -  7.80         15       0.72         1.15 - 1.65      -2.11 -  -1.62
   2010...............     2     7.79 -  7.92         17       1.47         1.15 - 1.65      10.61 -  11.16
   2009...............     2     7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
   2008 (ak)..........     2     6.05 -  6.10         13       6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (ai)..........   < 1     9.77 -  9.84          1       0.00         1.00 - 2.65      -2.26 -  -1.58

--------
(a)Previously known as AST DeAm Large-Cap Value
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(ak)For the period beginning January 01, 2008 and ended July 18, 2008

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Bond Portfolio 2018
   2011..............   61    $13.59 - 13.83     $  842       0.47%        1.50 - 2.00%     11.35 -  11.90%
   2010..............   83     12.20 - 12.36      1,029       0.99         1.50 - 2.00       9.00 -   9.54
   2009..............   98     11.19 - 11.28      1,105       0.29         1.50 - 2.00      -7.89 -  -7.44
   2008..............   86     12.15 - 12.19      1,051       0.00         1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2011..............   23     13.71 - 13.96        323       0.86         1.50 - 2.00      13.70 -  14.26
   2010..............   37     12.06 - 12.22        454       0.72         1.50 - 2.00       9.17 -   9.71
   2009..............   33     11.05 - 11.14        366       0.52         1.50 - 2.00      -9.51 -  -9.07
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2020
   2011..............    7     11.19 - 11.36         81       1.61         1.50 - 2.00      16.35 -  16.92
   2010..............   62      9.62 -  9.72        601       0.00         1.50 - 2.00       9.65 -  10.19
   2009..............  < 1      8.82 -  8.82          2       0.00         1.50 - 1.50     -11.82 - -11.82
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2021
   2011..............   34     12.96 - 13.09        437       0.15         1.50 - 2.00      17.94 -  18.52
   2010 (af).........   27     10.95 - 11.04        301       0.00         1.50 - 2.35       9.52 -  10.44

   AST Bond Portfolio 2022
   2011 (b)..........   53     11.96 - 12.06        633       0.00         1.50 - 2.35      19.60 -  20.60

   AST Capital Growth Asset Allocation
   2011..............  607      8.43 -  9.00      5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
   2010..............  708      8.87 -  9.33      6,496       1.03         1.15 - 2.65      10.45 -  12.08
   2009 (aj).........  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008..............  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ai).........  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2011..............   28      9.06 -  9.19        255       0.26         1.15 - 1.55      -3.88 -  -3.50
   2010..............   33      9.43 -  9.53        317       0.39         1.15 - 1.55      12.60 -  13.04
   2009..............   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008..............    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

--------
(b)For the period beginning January 03, 2011 and ended December 31, 2011
(af)For the period beginning January 04, 2010 and ended December 31, 2010
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(aj)For the period beginning January 02, 2009 and ended December 31, 2009

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST CLS Moderate Asset Allocation
   2011..............   170   $ 9.15 -  9.66    $ 1,613       0.39%        1.15 - 2.65%     -4.35 -  -2.93%
   2010..............   185     9.57 -  9.95      1,823       0.54         1.15 - 2.65       9.03 -  10.64
   2009..............   185     8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008..............   102     7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2011..............     4    10.16 - 10.54         42       0.66         1.15 - 2.00       4.50 -   5.38
   2010..............     4     9.72 - 10.00         41       1.78         1.15 - 2.00      26.17 -  27.23
   2009..............     4     7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008..............     4     5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ai).........     1     9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST Federated Aggressive Growth
   2011..............     2     8.17 -  8.35         17       0.43         1.15 - 1.65     -14.52 - -14.10
   2010..............     1     9.56 -  9.73         13       0.05         1.15 - 1.65      30.39 -  31.04
   2009..............     1     7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
   2008..............     2     5.62 -  5.66         12       0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (ai).........   < 1    10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST FI Pyramis(R) Asset Allocation (c)
   2011..............    18     9.26 -  9.75        175       0.21         1.15 - 2.60      -4.94 -  -3.58
   2010..............    23     9.74 - 10.11        234       0.35         1.15 - 2.60      10.45 -  12.03
   2009..............    24     8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008..............    17     7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

   AST First Trust Balanced Target
   2011..............   266     8.57 -  9.12      2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
   2010..............   345     8.92 -  9.37      3,181       1.45         1.15 - 2.60      11.46 -  13.06
   2009..............   327     8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
   2008..............   275     6.63 -  6.77      1,845       3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (ai).........   238    10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2011.............. 1,133     7.92 -  8.43      9,291       1.21         1.15 - 2.60      -8.59 -  -7.28
   2010.............. 1,669     8.66 -  9.10     14,890       1.99         1.15 - 2.60      16.00 -  17.66
   2009.............. 1,369     7.47 -  7.73     10,439       2.21         1.15 - 2.60      22.78 -  24.54
   2008.............. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (ai).........   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Global Real Estate
   2011..............  < 1    $ 8.98 -  9.13      $  2        2.05%        1.15 - 1.65%     -6.58 -  -6.12%
   2010..............  < 1      9.61 -  9.73         3        1.12         1.15 - 1.65      18.25 -  18.83
   2009..............  < 1      8.18 -  8.18         2        3.99         1.15 - 1.15      33.56 -  33.56
   2008 (al).........  < 1      6.13 -  6.13       < 1        0.00         1.15 - 1.15     -39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2011..............    6      9.28 -  9.42        53        0.15         1.15 - 1.50      -5.38 -  -5.05
   2010..............    5      9.81 -  9.92        51        0.08         1.15 - 1.50       8.66 -   9.03
   2009..............    5      9.02 -  9.10        45        0.00         1.15 - 1.50      47.19 -  47.70
   2008..............    5      6.13 -  6.16        30        0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (ai).........  < 1     10.37 - 10.44        10        0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Large-Cap Value (d)
   2011..............    2      7.26 -  7.37        16        0.99         1.15 - 1.50      -6.92 -  -6.59
   2010..............    2      7.80 -  7.89        17        1.52         1.15 - 1.50      11.22 -  11.60
   2009..............    2      7.01 -  7.07        15        1.93         1.15 - 1.50      17.43 -  17.83
   2008..............    5      5.93 -  6.00        30        2.11         1.15 - 2.00     -41.85 - -41.73
   2007..............    5     10.17 - 10.24        48        1.48         1.00 - 2.65       1.66 -   2.37

   AST Goldman Sachs Mid-Cap Growth
   2011..............    4     10.40 - 10.79        48        0.00         1.15 - 2.00      -4.88 -  -4.08
   2010..............    4     10.93 - 11.25        50        0.00         1.15 - 2.00      17.47 -  18.46
   2009..............    6      9.31 -  9.50        57        0.00         1.15 - 2.00      54.01 -  55.31
   2008..............    6      6.09 -  6.12        38        0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (ai).........  < 1     10.38 - 10.46         2        0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2011..............  < 1     11.85 - 12.05         5        1.22         1.15 - 1.65      -0.34 -   0.15
   2010..............  < 1     11.89 - 12.03         5        2.09         1.15 - 1.65      24.71 -  25.32
   2009..............  < 1      9.60 -  9.60         3        1.27         1.15 - 1.15      25.40 -  25.40
   2008..............  < 1      7.66 -  7.66         2        0.00         1.15 - 1.15     -23.68 - -23.68

   AST High Yield
   2011..............    3     11.70 - 11.91        33        3.49         1.15 - 1.55       1.60 -   2.00
   2010..............    8     11.52 - 11.68        87        1.84         1.15 - 1.55      11.77 -  12.21
   2009..............    3     10.31 - 10.41        35        6.83         1.15 - 1.55      33.48 -  34.01
   2008..............    5      7.72 -  7.77        39        9.59         1.15 - 1.55     -26.68 - -26.39
   2007 (ai).........  < 1     10.48 - 10.56         2        0.00         1.00 - 2.65       4.83 -   5.56

--------
(d)Previously known as AST AllianceBernstein Growth & Income
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(al)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Horizon Growth Asset Allocation
   2011..............    13   $ 9.59 -  9.92    $   129       0.33%        1.15 - 2.10%     -2.61 -  -1.70%
   2010..............    14     9.85 - 10.10        138       0.38         1.15 - 2.10      11.47 -  12.52
   2009..............    16     8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22
   2008..............    15     7.12 -  7.16        106       0.05         1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2011..............    47     9.81 - 10.12        469       0.49         1.15 - 2.00      -2.46 -  -1.64
   2010..............    55    10.06 - 10.28        557       0.42         1.15 - 2.00       9.41 -  10.33
   2009..............    53     9.19 -  9.32        492       0.25         1.15 - 2.00      20.96 -  21.98
   2008..............    37     7.60 -  7.64        279       0.02         1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2011..............     7     6.96 -  7.12         47       0.63         1.15 - 1.65     -14.34 - -13.91
   2010..............     7     8.13 -  8.27         55       0.30         1.15 - 1.65      12.64 -  13.19
   2009..............    10     7.21 -  7.30         75       1.84         1.15 - 1.65      33.09 -  33.75
   2008..............    12     5.39 -  5.46         63       1.83         1.15 - 2.00     -51.21 - -50.80
   2007 (ai).........     2    11.03 - 11.10         24       0.62         1.00 - 2.65      10.26 -  11.03

   AST International Value
   2011..............     9     6.86 -  7.12         64       1.39         1.15 - 2.00     -14.27 - -13.54
   2010..............     9     8.00 -  8.23         77       0.77         1.15 - 2.00       8.90 -   9.82
   2009..............    11     7.35 -  7.50         84       2.22         1.15 - 2.00      27.94 -  29.01
   2008..............    12     5.74 -  5.81         71       5.61         1.15 - 2.00     -45.10 - -44.64
   2007 (ai).........     5    10.43 - 10.50         57       1.16         1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2011..............   681    14.05 - 14.51      9,758       3.03         1.15 - 2.05      10.19 -  11.17
   2010..............   157    12.75 - 13.05      2,030       5.54         1.15 - 2.05       8.58 -   9.55
   2009..............   439    11.74 - 11.91      5,204       1.71         1.15 - 2.05       9.07 -  10.04
   2008 (am)......... 1,085    10.76 - 10.83     11,724       0.00         1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2011..............     6     7.40 -  7.68         45       1.27         1.15 - 2.00     -10.93 - -10.18
   2010..............     6     8.31 -  8.55         50       1.26         1.15 - 2.00       5.07 -   5.95
   2009..............     7     7.91 -  8.07         55       2.70         1.15 - 2.00      33.21 -  34.33
   2008..............     8     5.94 -  6.01         46       4.94         1.15 - 2.00     -42.53 - -42.05
   2007 (ai).........     5    10.30 - 10.37         51       2.13         1.00 - 2.65       3.02 -   3.74

--------
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(am)For the period beginning January 28, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST JPMorgan Strategic Opportunities (e)
   2011..............  313    $ 9.42 - 10.04     $3,079        0.95%       1.15 - 2.60%     -2.31 -  -0.91%
   2010..............  378      9.64 - 10.13      3,766        0.42        1.15 - 2.60       4.60 -   6.10
   2009..............  361      9.22 -  9.55      3,404        0.87        1.15 - 2.60      18.92 -  20.63
   2008..............  269      7.75 -  7.91      2,115        0.40        1.15 - 2.60     -19.70 - -18.55
   2007 (ai).........  144      9.65 -  9.72      1,395        1.34        1.00 - 2.65      -3.46 -  -2.78

   AST Large-Cap Value
   2011..............  < 1      6.94 -  6.94          1        1.29        1.15 - 1.15      -5.27 -  -5.27
   2010..............  < 1      7.32 -  7.32          1        1.97        1.15 - 1.15      11.87 -  11.87
   2009..............    1      6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008..............    1      5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ai).........    2      9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Core Fixed Income (f)
   2011..............    4     12.66 - 12.85         49        1.78        1.15 - 1.50       8.54 -   8.92
   2010..............    4     11.66 - 11.80         51        6.21        1.15 - 1.50      11.74 -  12.12
   2009..............    6     10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008..............    4      7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ai).........  < 1     10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2011..............    8      8.66 -  8.99         74        0.28        1.15 - 2.00      -2.86 -  -2.04
   2010..............    8      8.92 -  9.18         77        0.63        1.15 - 2.00      17.40 -  18.39
   2009..............   10      7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008..............    7      6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ai).........    1     10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2011..............    4      9.27 -  9.41         39        0.46        1.15 - 1.50      -4.56 -  -4.23
   2010..............    4      9.71 -  9.83         41        0.44        1.15 - 1.50      10.39 -  10.77
   2009..............    5      8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008..............   12      6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ai).........    1     10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture
(ai)For the period beginning July 30, 2007 and ended December 31, 2008
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST MFS Growth
   2011..............    2    $ 9.15 -  9.15     $   14       0.34%        1.15 - 1.15%     -1.72 -  -1.72%
   2010..............    2      9.31 -  9.31         16       0.12         1.15 - 1.15      11.50 -  11.50
   2009..............    2      8.35 -  8.35         16       0.21         1.15 - 1.15      22.89 -  22.89
   2008..............    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2011..............    4      9.23 -  9.57         38       0.61         1.15 - 2.00      -5.34 -  -4.55
   2010..............    4      9.75 - 10.03         39       0.67         1.15 - 2.00      21.18 -  22.20
   2009..............    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008..............    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ai).........  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2011..............   43      9.57 -  9.97        418       0.02         1.15 - 2.10      -2.03 -  -1.12
   2010..............   77      9.77 - 10.08        773       0.02         1.15 - 2.10      -2.03 -  -1.11
   2009..............  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
   2008..............   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ai).........    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman / LSV Mid-Cap Value
   2011..............    4      9.18 -  9.38         34       0.87         1.15 - 1.65      -4.07 -  -3.59
   2010..............    4      9.57 -  9.73         38       1.14         1.15 - 1.65      21.43 -  22.03
   2009..............    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008..............    5      5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92
   2007 (ai).........  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2011..............    3      9.49 -  9.70         32       0.00         1.15 - 1.65       0.04 -   0.53
   2010..............    3      9.49 -  9.65         33       0.00         1.15 - 1.65      26.59 -  27.21
   2009..............    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008..............    4      5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 - -43.83
   2007 (ai).........  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2011 (g)..........   --        N/A -  N/A         --       0.00         1.00 - 2.95      11.71 -  12.41
   2010..............    1      9.11 -  9.22          8       0.00         1.15 - 1.50      18.49 -  18.90
   2009..............    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008..............    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ai).........  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Parametric Emerging Markets Equity
   2011..............    2    $ 8.62 -  8.76     $   21        0.88%       1.15 - 1.65%    -21.57 - -21.18%
   2010..............    3     10.93 - 11.12         37        0.47        1.15 - 1.85      20.05 -  20.88
   2009..............    3      9.15 -  9.20         28        1.00        1.15 - 1.50      64.05 -  64.62
   2008 (an).........    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2011..............    9     11.47 - 11.73        108        0.91        1.15 - 1.65       0.59 -   1.09
   2010..............   10     11.41 - 11.60        114        2.35        1.15 - 1.65       2.21 -   2.72
   2009..............   14     11.16 - 11.29        160        4.81        1.15 - 1.65       8.44 -   8.97
   2008..............   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2011..............   33     12.38 - 12.85        411        1.75        1.15 - 2.00       1.16 -   2.00
   2010..............   33     12.24 - 12.60        408        1.58        1.15 - 2.00       5.60 -   6.49
   2009..............   35     11.59 - 11.83        412        2.67        1.15 - 2.00      14.24 -  15.20
   2008..............   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ai).........    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2011..............  768     10.18 - 10.84      8,176        0.90        1.15 - 2.60      -1.56 -  -0.15
   2010..............  779     10.34 - 10.86      8,337        1.37        1.15 - 2.60       7.77 -   9.31
   2009..............  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008..............  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ai).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2011..............    3      8.08 -  8.29         29        0.68        1.15 - 1.75       1.68 -   2.28
   2010..............    4      7.95 -  8.11         29        0.61        1.15 - 1.75      13.07 -  13.74
   2009..............    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ai).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2011..............   66      9.00 -  9.58        623        1.97        1.15 - 2.60      -5.83 -  -4.48
   2010..............   82      9.56 - 10.03        813        0.66        1.15 - 2.60       8.98 -  10.54
   2009..............   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ai).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

--------
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(an)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Small-Cap Growth
   2011..............  < 1    $10.94 - 11.11     $    3        0.00%       1.15 - 1.50%     -2.44 -  -2.11%
   2010..............  < 1     11.22 - 11.35          3        0.21        1.15 - 1.50      34.40 -  34.86
   2009..............  < 1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2011..............    3      9.22 -  9.57         30        0.56        1.15 - 2.00      -7.82 -  -7.04
   2010..............    3     10.01 - 10.30         34        0.42        1.15 - 2.00      23.52 -  24.56
   2009..............    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ai).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2011..............  524      9.59 - 10.22      5,235        1.10        1.15 - 2.60      -0.60 -   0.82
   2010..............  595      9.65 - 10.13      5,927        0.97        1.15 - 2.60       8.71 -  10.27
   2009..............  572      8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (ai).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Equity Income (h)
   2011..............    6      7.01 -  7.28         44        1.06        1.15 - 2.00      -3.57 -  -2.76
   2010..............    6      7.27 -  7.48         46        1.31        1.15 - 2.00      11.02 -  11.96
   2009..............    8      6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008..............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ai).........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST T. Rowe Price Global Bond
   2011..............    8     11.97 - 12.24         95        2.63        1.15 - 1.65       2.43 -   2.94
   2010..............    8     11.69 - 11.89         95        2.79        1.15 - 1.65       4.03 -   4.54
   2009..............   10     11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (ai).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2011..............    3      9.86 - 10.01         32        0.00        1.15 - 1.50      -3.15 -  -2.81
   2010..............    3     10.18 - 10.30         33        0.00        1.15 - 1.50      14.10 -  14.49
   2009..............    4      8.92 -  9.00         39        0.00        1.15 - 1.50      51.10 -  51.62
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (ai).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

--------
(h)Previously known as AST AllianceBernstein Core Value
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST T. Rowe Price Natural Resources
   2011..............   14    $ 8.35 -  8.53     $  114       0.54%        1.15 - 1.65%    -16.30 - -15.89%
   2010..............   12      9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
   2009..............   15      8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65
   2008..............   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ai).........    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST Wellington Management Hedged Equity (i)
   2011..............   13      7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
   2010..............   14      8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
   2009..............   14      7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53
   2008..............   15      5.88 -  5.89         87       1.54         1.50 - 1.65     -43.26 - -43.18
   2007 (ai).........    5     10.32 - 10.39         54       0.27         1.00 - 2.65       3.17 -   3.89

   Franklin Templeton VIP Founding Funds Allocation
   2011..............  266      8.71 -  9.08      2,388       0.02         1.15 - 2.30      -3.88 -  -2.79
   2010..............  353      9.06 -  9.34      3,274       2.07         1.15 - 2.30       7.76 -   8.99
   2009..............  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (ao).........  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

Investments in the
  Profunds VP
  Sub-Accounts
   ProFund VP Financials
   2011..............  < 1      5.55 -  5.55          3       0.00         1.50 - 1.50     -15.11 - -15.11
   2010..............  < 1      6.54 -  6.54          1       0.00         1.50 - 1.50     -34.64 -   9.29
   2009 (ap).........   --      6.03 - 12.81         --       0.00         1.00 - 2.90      13.87 -  28.14

   ProFund VP Health Care
   2011..............  < 1     10.80 - 10.80          3       0.40         1.50 - 1.50       8.49 -   8.49
   2010..............  < 1      9.96 -  9.96          0       0.00         1.50 - 1.50       1.32 -   1.32
   2009 (ap).........    0      9.83 -  9.83          0       0.00         1.50 - 1.50      17.79 -  17.79

   ProFund VP Mid-Cap Value
   2011..............  < 1      9.37 -  9.37          4       0.17         1.50 - 1.50      -5.34 -  -5.34
   2010..............  < 1      9.90 -  9.90          4       0.30         1.50 - 1.50      18.67 -  18.67
   2009 (ap).........  < 1      8.34 -  8.34          4       1.97         1.50 - 1.50      28.94 -  28.94

--------
(i)Previously known as AST Aggressive Asset Allocation
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(ao)For the period beginning May 01, 2008 and ended December 31, 2008
(ap)For the period beginning February 27, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
  Sub-Accounts
  (continued):
   ProFund VP Telecommunications
   2011..............    < 1  $ 8.80 -  8.80    $      3      4.20%        1.50 - 1.50%      0.36 -   0.36%
   2010..............    < 1    8.77 -  8.77           1      5.13         1.50 - 1.50      13.97 -  13.97
   2009 (ap).........      0    7.69 -  7.69           0      9.52         1.50 - 1.50       5.73 -   5.73

   ProFund VP Utilities
   2011..............      5    9.52 -  9.52          50      2.47         1.50 - 1.50      15.77 -  15.77
   2010..............      5    8.23 -  8.23          44      3.05         1.50 - 1.50       4.38 -   4.38
   2009 (aq).........      4    7.88 -  7.88          29      6.68         1.50 - 1.50       9.10 -   9.10

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2011..............  2,394    7.35 - 12.61      22,252      0.00         0.70 - 2.59      -1.64 -   0.27
   2010..............  2,946    7.33 - 12.82      27,158      0.05         0.70 - 2.59      11.82 -  13.99
   2009..............  3,442    6.43 - 11.47      28,380      0.00         0.70 - 2.59      29.43 -  31.94
   2008..............  3,866    4.87 -  8.86      24,187      0.00         0.70 - 2.59     -44.09 - -43.00
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87

   AllianceBernstein VPS Growth & Income
   2011..............  5,403   12.06 - 13.63      60,388      1.14         0.70 - 2.59       3.33 -   5.33
   2010..............  6,809   11.67 - 12.94      73,511      0.00         0.70 - 2.59       9.88 -  12.01
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12

   AllianceBernstein VPS International Value
   2011..............  1,896    7.58 -  8.28      15,325      3.83         1.29 - 2.59     -21.52 - -20.48
   2010..............  2,052    9.66 - 10.42      20,934      2.49         1.29 - 2.59       1.60 -   2.95
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21

--------
(ap)For the period beginning February 27, 2009 and ended December 31, 2009
(aq)For the period beginning March 06, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Large Cap Growth
   2011................ 2,470   $ 6.96 - 11.33    $17,081       0.09%        0.70 - 2.59%     -6.24 -  -4.42%
   2010................ 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59       6.99 -   9.07
   2009................ 3,398     6.68 - 11.30     22,723       0.00         0.70 - 2.59      33.56 -  36.15
   2008................ 3,924     4.91 -  8.46     19,367       0.00         0.70 - 2.59     -41.38 - -40.24
   2007................ 4,753     8.21 - 14.43     39,213       0.00         0.70 - 2.59      10.66 -  12.82

   AllianceBernstein VPS Small/Mid Cap Value
   2011................ 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
   2010................ 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59      23.31 -  24.96
   2009................ 1,511    15.59 - 17.03     25,089       0.79         1.29 - 2.59      38.96 -  40.82
   2008................ 1,815    11.22 - 12.09     21,471       0.47         1.29 - 2.59     -37.42 - -36.58
   2007................ 2,375    17.92 - 19.07     44,404       0.76         1.29 - 2.59      -1.12 -   0.21

   AllianceBernstein VPS Value
   2011................   167     8.09 -  8.83      1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
   2010................   231     8.63 -  9.30      2,098       1.78         1.29 - 2.59       8.54 -   9.98
   2009................   272     7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008................   274     6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007................   311    11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2011................     1    16.06 - 16.06         10       1.95         1.45 - 1.45       3.82 -   3.82
   2010................     1    15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
   2009................     1    14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008................     1    12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007................     2    15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42

   American Century VP International
   2011................   < 1    13.16 - 13.16          4       1.44         1.45 - 1.45     -13.31 - -13.31
   2010 (ag)...........   < 1    15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

--------
(ag)For the period beginning January 27, 2010 and ended December 31, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2011...............    1    $ 9.61 - 10.18     $   14       1.02%        1.15 - 1.59%     -0.69 -  -0.25%
   2010...............    2      8.39 - 10.21         18       0.65         1.15 - 1.60      12.98 -  13.50
   2009...............    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008...............    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...............   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55

Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2011...............   39      9.76 - 11.74        442       1.88         1.15 - 1.85       0.00 -   0.72
   2010...............   42      9.76 - 11.65        472       1.80         1.15 - 1.85      12.72 -  13.53
   2009...............   53      8.66 - 10.26        527       1.91         1.15 - 1.85      24.00 -  24.89
   2008...............   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007...............  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2011...............    8     10.04 - 11.35         88       1.26         1.15 - 2.00      -4.73 -  -3.90
   2010...............   11     10.53 - 11.81        126       1.13         1.15 - 2.00      16.24 -  17.25
   2009...............   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008...............   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007...............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20

   VIF Money Market
   2011...............   53      9.97 - 11.90        577       0.01         1.15 - 1.85      -1.84 -  -1.13
   2010...............   65     10.16 - 12.04        703       0.01         1.15 - 1.85      -1.84 -  -1.13
   2009...............   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -  -1.02
   2008...............  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007...............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Investment
  Series I Sub-Accounts:
   DWS Bond VIP A
   2011..................   20    $14.38 - 14.57     $  296       8.30%        0.70 - 0.80%      4.84 -   4.95%
   2010..................   38     13.72 - 13.88        526       4.42         0.70 - 0.80       5.94 -   6.04
   2009..................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008..................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007..................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44

   DWS Capital Growth VIP A
   2011..................   82     11.61 - 11.76        967       0.77         0.70 - 0.80      -5.23 -  -5.14
   2010..................   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80      15.77 -  15.89
   2009..................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008..................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007..................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80

   DWS Global Small Cap Growth VIP A (j)
   2011..................   46     22.79 - 23.09      1,054       1.62         0.70 - 0.80     -10.62 - -10.53
   2010..................   42     25.49 - 25.81      1,091       0.43         0.70 - 0.80      25.63 -  25.75
   2009..................   54     20.29 - 20.52      1,100       1.61         0.70 - 0.80      47.02 -  47.17
   2008..................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007..................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56

   DWS Growth and Income VIP A
   2011..................   39     10.33 - 10.47        405       1.17         0.70 - 0.80      -0.94 -  -0.84
   2010..................   40     10.43 - 10.56        419       1.66         0.70 - 0.80      13.48 -  13.60
   2009..................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008..................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007..................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64

   DWS International VIP A
   2011..................   31      9.33 -  9.45        289       1.84         0.70 - 0.80     -17.34 - -17.25
   2010..................   34     11.28 - 11.42        385       2.31         0.70 - 0.80       0.81 -   0.91
   2009..................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008..................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007..................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78

--------
(j)Previously known as DWS Global Opportunities VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Investment
  Series II Sub-Accounts:
   DWS Balanced VIP A II
   2011...................   102   $11.52 - 11.60    $ 1,185       1.62%        0.70 - 0.80%     -2.21 -  -2.11%
   2010...................   122    11.78 - 11.85      1,442       3.00         0.70 - 0.80      10.34 -  10.45
   2009...................   149    10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008...................   155     8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007...................   169    12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10

   DWS Money Market VIP A II
   2011...................    25    10.46 - 10.51        259       0.01         0.70 - 0.80      -0.79 -  -0.69
   2010...................    34    10.54 - 10.59        355       0.01         0.70 - 0.80      -0.79 -  -0.69
   2009...................    56    10.62 - 10.66        596       0.45         0.70 - 0.80      -0.47 -  -0.37
   2008...................    87    10.67 - 10.70        935       2.62         0.70 - 0.80       1.83 -   1.93
   2007...................    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27

   DWS Small Mid Cap Growth VIP A II (k)
   2011...................    30    10.91 - 10.99        324       0.52         0.70 - 0.80      -4.67 -  -4.58
   2010...................    32    11.45 - 11.51        368       0.00         0.70 - 0.80      28.41 -  28.53
   2009...................    39     8.91 -  8.96        347       0.00         0.70 - 0.80      39.48 -  39.62
   2008...................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007...................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2011...................   727     9.97 - 11.50      8,816       0.00         1.15 - 1.85      -1.84 -  -1.14
   2010...................   917    10.16 - 11.64     11,242       0.00         1.15 - 1.85      -1.85 -  -1.14
   2009................... 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85      -1.41 -  -0.70
   2008...................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007...................   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2011...................   322    14.25 - 18.83      4,845       0.92         1.15 - 1.65      -4.12 -  -3.64
   2010...................   417    14.86 - 19.54      6,552       1.11         1.15 - 1.65      15.30 -  15.88
   2009...................   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008...................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007...................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Equity-Income
   2011..............   73    $11.18 - 13.39     $  920       2.38%        1.15 - 1.65%     -0.68 -  -0.18%
   2010..............   86     11.26 - 13.42      1,087       1.64         1.15 - 1.65      13.27 -  13.83
   2009..............  109      9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008..............  109      7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007..............  179     13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36

   VIP Growth
   2011..............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -1.43 -  -0.94
   2010..............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
   2009..............  460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008..............  540      5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007..............  643     10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51

   VIP High Income
   2011..............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
   2010..............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
   2009..............  115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31
   2008..............  156      8.16 -  8.75      1,263       7.45         1.15 - 1.65     -26.21 - -25.84
   2007..............  233     11.06 - 11.80      2,567       7.51         1.15 - 1.65       1.10 -   1.60

   VIP Index 500
   2011..............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.37 -   0.87
   2010..............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
   2009..............  622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16
   2008..............  690      6.52 -  6.82      4,707       1.93         1.15 - 1.65     -38.03 - -37.72
   2007..............  904     10.47 - 11.01      9,912       3.62         1.15 - 1.65       3.70 -   4.23

   VIP Investment Grade Bond
   2011..............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
   2010..............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
   2009..............  147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29
   2008..............  184     13.64 - 14.16      2,600       4.51         1.25 - 1.65      -4.83 -  -4.45
   2007..............  234     14.33 - 14.82      3,460       4.47         1.25 - 1.65       2.63 -   3.04

   VIP Overseas
   2011..............   99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
   2010..............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
   2009..............  143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08
   2008..............  172      7.22 -  7.25      1,437       2.21         1.15 - 1.65     -44.73 - -44.45
   2007..............  241     13.05 - 15.56      3,642       3.37         1.15 - 1.65      15.38 -  15.96

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2011..................     5   $10.65 - 10.94    $     49      1.02%        1.35 - 1.60%     -7.95 -  -7.72%
   2010..................     8    11.57 - 11.86          95      0.77         1.35 - 1.60      14.17 -  14.46
   2009..................     9    10.14 - 10.36          88      1.57         1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93          40      1.75         1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99

   VIP Contrafund (Service Class 2)
   2011.................. 5,398     9.98 - 11.64      58,993      0.72         1.29 - 2.59      -5.30 -  -4.04
   2010.................. 6,781    10.40 - 12.29      77,662      0.94         1.29 - 2.59      13.90 -  15.42
   2009.................. 7,788     9.01 - 10.79      77,547      1.12         1.29 - 2.59      31.96 -  33.72
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78

   VIP Equity-Income (Service Class 2)
   2011..................    65    10.80 - 11.46         691      2.08         1.35 - 2.00      -1.35 -  -0.70
   2010..................    84    10.87 - 11.62         908      1.42         1.35 - 2.00      12.62 -  13.37
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10

   VIP Freedom 2010 Portfolio (Service Class 2)
   2011..................   804    10.30 - 11.07       8,729      1.84         1.29 - 2.54      -2.95 -  -1.71
   2010..................   834    10.61 - 11.26       9,258      1.83         1.29 - 2.54       9.69 -  11.09
   2009..................   969     9.67 - 10.14       9,706      3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02

   VIP Freedom 2020 Portfolio (Service Class 2)
   2011..................   595     9.97 - 10.57       6,166      1.86         1.29 - 2.29      -3.50 -  -2.51
   2010..................   671    10.33 - 10.84       7,168      1.83         1.29 - 2.29      11.71 -  12.85
   2009..................   775     9.25 -  9.60       7,366      3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84

   VIP Freedom 2030 Portfolio (Service Class 2)
   2011..................   220     9.66 - 10.00       2,169      1.47         1.29 - 1.89      -4.66 -  -4.08
   2010..................   346    10.14 - 10.43       3,560      1.84         1.29 - 1.89      13.70 -  14.40
   2009..................   318     8.85 -  9.12       2,867      2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom Income Portfolio (Service Class 2)
   2011..................   281   $10.82 - 11.46    $ 3,164       1.61%        1.29 - 2.29%     -0.93 -   0.08%
   2010..................   285    10.92 - 11.45      3,213       1.52         1.29 - 2.29       4.80 -   5.87
   2009..................   345    10.42 - 10.82      3,692       3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56      2,616       4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84      1,936       5.64         1.29 - 1.89       3.90 -   4.54

   VIP Growth (Service Class 2)
   2011..................    14     8.13 -  8.58        120       0.10         1.35 - 1.85      -1.88 -  -1.38
   2010..................    27     8.29 -  8.70        235       0.03         1.35 - 1.85      21.57 -  22.19
   2009..................    35     6.82 -  7.12        250       0.15         1.35 - 1.85      25.60 -  26.24
   2008..................    63     5.43 -  5.64        359       0.61         1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722       0.40         1.35 - 1.85      24.30 -  24.94

   VIP Growth & Income (Service Class 2)
   2011.................. 1,028    10.18 - 11.12     11,194       1.76         1.29 - 2.59      -1.26 -   0.05
   2010..................   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59      11.58 -  13.07
   2009.................. 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59      23.73 -  25.38
   2008.................. 1,138     7.47 -  7.84      8,791       0.99         1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234       1.45         1.29 - 2.59       8.95 -  10.41

   VIP Growth Stock (Service Class 2)
   2011..................   125    10.14 - 10.74      1,315       0.00         1.29 - 2.29      -1.85 -  -0.84
   2010..................   233    10.33 - 10.83      2,481       0.00         1.29 - 2.29      17.03 -  18.22
   2009..................   176     8.83 -  9.16      1,594       0.05         1.29 - 2.29      41.12 -  42.56
   2008..................   187     6.25 -  6.43      1,192       0.00         1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724       0.00         1.29 - 1.89      19.99 -  20.73

   VIP High Income (Service Class 2)
   2011..................   466    12.95 - 14.00      6,476       6.41         1.29 - 2.44       1.19 -   2.38
   2010..................   561    12.79 - 13.67      7,633       7.13         1.29 - 2.44      10.90 -  12.21
   2009..................   669    11.54 - 12.19      8,136       7.88         1.29 - 2.44      39.97 -  41.61
   2008..................   785     8.24 -  8.61      6,771       8.10         1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264       8.39         1.29 - 2.44       0.03 -   1.21

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Index 500 (Service Class 2)
   2011..................   684   $ 9.27 -  9.91    $ 6,687       1.70%        1.29 - 2.44%     -0.69 -   0.47%
   2010..................   757     9.34 -  9.86      7,385       1.58         1.29 - 2.44      11.93 -  13.25
   2009..................   873     8.34 -  8.71      7,544       2.27         1.29 - 2.44      23.22 -  24.67
   2008..................   871     6.77 -  6.98      6,059       2.16         1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066       3.44         1.29 - 2.44       2.60 -   3.82

   VIP Investment Grade Bond (Service Class 2)
   2011..................   < 1    14.59 - 14.59          1       3.10         1.50 - 1.50       5.43 -   5.43
   2010..................   < 1    13.84 - 13.84          1       3.47         1.50 - 1.50       5.93 -   5.93
   2009..................   < 1    13.06 - 13.06          1       9.98         1.50 - 1.50      13.74 -  13.74
   2008..................   < 1    11.48 - 11.48          7       5.56         1.50 - 1.50      -4.91 -  -4.91
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51

   VIP Mid Cap (Service Class 2)
   2011.................. 1,353    10.35 - 12.89     15,901       0.02         1.29 - 2.59     -13.16 - -12.00
   2010.................. 1,728    11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84

   VIP Money Market (Service Class 2)
   2011.................. 1,590     9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
   2010.................. 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60

   VIP Overseas (Service Class 2)
   2011..................     3     9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
   2010..................     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2011..............    277  $10.83 - 11.83    $  3,204      0.00%        1.29 - 2.59%     -7.26 -  -6.03%
   2010..............    344   11.68 - 12.59       4,240      0.00         1.29 - 2.59      13.19 -  14.70
   2009..............    397   10.32 - 10.98       4,282      0.00         1.29 - 2.59      29.53 -  31.25
   2008..............    437    7.97 -  8.36       3,600      0.12         1.29 - 2.59     -36.99 - -36.15
   2007..............    428   12.64 - 13.10       5,546      0.13         1.29 - 2.59      11.35 -  12.84

   Franklin Growth and Income Securities
   2011..............  2,360   13.46 - 15.33      35,184      3.65         1.29 - 2.69      -0.34 -   1.09
   2010..............  3,006   13.51 - 15.17      44,508      3.52         1.29 - 2.69      13.54 -  15.17
   2009..............  3,531   11.89 - 13.17      45,548      4.62         1.29 - 2.69      23.15 -  24.92
   2008..............  4,023    9.66 - 10.54      41,666      3.28         1.29 - 2.69     -36.89 - -35.98
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 -  -4.96

   Franklin High Income Securities
   2011..............    747   13.29 - 14.73      10,675      6.20         1.28 - 2.59       1.86 -   3.23
   2010..............    893   13.04 - 14.26      12,422      6.47         1.28 - 2.59      10.33 -  11.82
   2009..............    908   11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40

   Franklin Income Securities
   2011.............. 11,831   12.74 - 14.13     163,349      5.78         1.28 - 2.59      -0.26 -   1.08
   2010.............. 14,345   12.78 - 13.97     196,462      6.57         1.28 - 2.59       9.76 -  11.24
   2009.............. 16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43

   Franklin Large Cap Growth Securities
   2011..............  3,694    9.75 - 10.69      38,730      0.66         1.29 - 2.54      -4.00 -  -2.77
   2010..............  4,420   10.19 - 10.99      47,797      0.79         1.29 - 2.49       8.81 -  10.15
   2009..............  5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85

   Franklin Small Cap Value Securities
   2011..............  1,731   12.82 - 19.02      34,175      0.69         1.28 - 2.69      -6.34 -  -4.98
   2010..............  2,038   13.49 - 20.31      42,888      0.72         1.28 - 2.69      24.78 -  26.59
   2009..............  2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2011..............     89  $18.09 - 21.72    $  1,618      0.00%        1.15 - 2.34%     -7.05 -  -5.92%
   2010..............    125   19.47 - 23.08       2,427      0.00         1.15 - 2.34      24.50 -  26.17
   2009..............    151   15.62 - 18.29       2,308      0.00         1.15 - 2.34      40.22 -  41.93
   2008..............    158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96

   Franklin U.S. Government
   2011..............  2,352   11.78 - 13.15      30,171      3.05         1.29 - 2.69       2.85 -   4.32
   2010..............  2,990   11.46 - 12.60      36,872      3.27         1.29 - 2.69       2.45 -   3.93
   2009..............  3,519   11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22

   Mutual Global Discovery Securities
   2011..............  1,644   10.32 - 11.09      19,043      2.18         1.29 - 2.54      -5.42 -  -4.21
   2010..............  2,064   10.91 - 11.58      25,013      1.26         1.29 - 2.54       9.12 -  10.51
   2009..............  2,263    9.98 - 10.48      24,825      1.11         1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40

   Mutual Shares Securities
   2011..............  6,198   13.44 - 19.54      84,958      2.24         1.15 - 2.69      -3.70 -  -2.17
   2010..............  7,794   13.95 - 19.98     109,831      1.53         1.15 - 2.69       8.21 -   9.92
   2009..............  9,119   12.90 - 18.17     117,555      1.83         1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29

   Templeton Developing Markets Securities
   2011..............    673   28.98 - 32.40      21,178      0.95         1.29 - 2.49     -17.95 - -16.94
   2010..............    793   35.32 - 39.01      30,100      1.55         1.29 - 2.49      14.66 -  16.07
   2009..............    910   30.81 - 33.61      29,859      4.09         1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2011...............  6,285  $12.56 - 15.69    $ 94,495       1.75%       1.15 - 2.69%    -13.04 - -11.65%
   2010...............  7,286   14.21 - 18.04     124,837       1.81        1.15 - 2.69       5.49 -   7.17
   2009...............  8,365   13.26 - 17.10     134,982       3.25        1.15 - 2.69      33.36 -  35.48
   2008...............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13

   Templeton Global Bond Securities
   2011...............     92   21.29 - 30.30       2,250       5.54        1.15 - 2.24      -3.09 -  -2.00
   2010...............    113   21.69 - 30.92       2,772       1.44        1.15 - 2.69      11.68 -  13.14
   2009...............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73

   Templeton Growth Securities
   2011...............     69   10.29 - 15.15         994       1.34        1.15 - 1.85      -8.69 -  -8.04
   2010...............     85   11.27 - 16.47       1,320       1.28        1.15 - 1.85       5.41 -   6.17
   2009...............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Large Cap Value
   2011...............    442    8.90 -  9.72       4,186       1.20        1.29 - 2.59      -9.45 -  -8.25
   2010...............    504    9.83 - 10.60       5,230       0.73        1.29 - 2.59       8.32 -   9.76
   2009...............    617    9.07 -  9.65       5,856       1.74        1.29 - 2.59      15.25 -  16.79
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 - - 1.04

   VIT Mid Cap Value
   2011...............    352   11.35 - 12.40       4,298       0.74        1.29 - 2.59      -8.80 -  -7.58
   2010...............    405   12.45 - 13.42       5,352       0.63        1.29 - 2.59      21.77 -  23.39
   2009...............    485   10.22 - 10.88       5,208       1.72        1.29 - 2.59      29.70 -  31.43
   2008...............    539    7.88 -  8.27       4,412       0.98        1.29 - 2.59     -38.36 - -37.53
   2007...............    685   12.79 - 13.25       8,995       0.76        1.29 - 2.59      -0.02 -   1.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Strategic Growth
   2011..............     2   $ 7.29 - 11.19    $    16       0.46%        1.15 - 1.65%     -4.21 -  -3.73%
   2010..............     2     7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
   2009..............     4     6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06
   2008..............     4     4.81 -  7.27         21       0.13         1.15 - 1.65     -42.71 - -42.42
   2007..............     4     8.40 - 12.63         40       0.14         1.15 - 1.65       8.32 -   8.87

   VIT Strategic International Equity
   2011..............   < 1     7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
   2010..............   < 1     8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
   2009..............   < 1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008..............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007..............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68

   VIT Structured Small Cap Equity
   2011..............   863     9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
   2010.............. 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
   2009.............. 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008.............. 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007.............. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67

   VIT Structured U.S. Equity
   2011..............   645     9.52 - 10.40      6,544       1.65         1.29 - 2.59       1.36 -   2.71
   2010..............   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
   2009..............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008.............. 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007.............. 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61

Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts:
   Invesco V.I. Balanced
   2011 (l)(m).......    --       N/A -  N/A         --       1.94         1.10 - 2.05       5.96 -   6.30
   2010.............. 1,812     8.46 - 11.03     18,275       1.87         1.10 - 1.85       6.07 -   6.88
   2009.............. 2,124     7.97 - 10.32     20,163       4.84         1.10 - 1.85      31.37 -  32.38
   2008.............. 2,509     6.07 -  7.80     18,062       4.11         1.10 - 1.85     -39.46 - -39.00
   2007.............. 3,322    11.41 - 12.78     39,458       2.82         1.10 - 1.75       0.41 -   1.08

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Basic Value
   2011..............    681  $ 9.85 - 10.48    $  6,910      0.85%        1.10 - 1.70%     -4.68 -  -4.11%
   2010..............    808   10.34 - 10.93       8,584      0.55         1.10 - 1.70       5.54 -   6.18
   2009..............    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008..............  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007..............  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43

   Invesco V.I. Capital Appreciation
   2011..............  6,824    6.41 -  8.79      55,148      0.15         0.70 - 2.20      -9.91 -  -8.55
   2010..............  8,324    7.01 -  9.76      73,434      0.70         0.70 - 2.20      14.68 -  34.12
   2009..............  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008.............. 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007.............. 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23

   Invesco V. I. Capital Development
   2011..............    491   11.08 - 16.13       7,183      0.00         1.10 - 1.70      -8.72 -  -8.17
   2010..............    657   12.14 - 17.56      10,305      0.00         1.10 - 1.70      16.78 -  17.48
   2009..............    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008..............    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007..............  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63

   Invesco V. I. Core Equity
   2011..............  6,319   10.22 - 11.13      83,568      0.94         0.70 - 2.20      -2.23 -  -0.76
   2010..............  7,679   10.46 - 11.22     102,270      0.92         0.70 - 2.20       7.17 -   8.79
   2009..............  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008.............. 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007.............. 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36

   Invesco V.I. Diversified Income
   2011..............    775   11.85 - 12.39       9,818      5.44         1.10 - 1.85       5.05 -   5.85
   2010..............    831   11.28 - 11.70      10,007      5.69         1.10 - 1.85       8.01 -   8.84
   2009..............  1,012   10.44 - 10.75      11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008..............  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007..............  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61

   Invesco V.I. Dividend Growth
   2011..............  5,321    9.67 - 11.90     140,368      1.74         0.70 - 2.05      -1.83 -  -0.49
   2010..............  6,213    9.85 - 11.96     166,267      1.75         0.70 - 2.05       8.24 -   9.71
   2009..............  7,306    9.10 - 10.90     178,672      1.84         0.70 - 2.05      21.78 -  23.44
   2008..............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007.............. 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Global Dividend Growth
   2011 (l)(n).......    --       N/A -  N/A    $     --      3.80%        0.70 - 2.05%      7.84 -   8.32%
   2010.............. 2,827   $11.19 - 13.22      52,449      1.80         0.70 - 2.05       9.79 -  11.29
   2009.............. 3,333    10.19 - 11.88      55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008.............. 3,937     8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007.............. 5,011    15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27

   Invesco V.I. Government Securities (r)
   2011..............   829    15.30 - 16.95      13,545      3.33         1.10 - 1.70       6.10 -   6.73
   2010..............   923    14.42 - 15.88      14,330      4.73         1.10 - 1.70       3.63 -   4.25
   2009.............. 1,137    13.92 - 15.24      16,970      4.25         1.10 - 1.70      -1.70 -  -1.11
   2008.............. 1,525    14.16 - 15.41      23,070      3.60         1.10 - 1.70      10.42 -  11.08
   2007.............. 1,660    12.82 - 13.87      22,709      3.74         1.10 - 1.70       4.54 -   5.17

   Invesco V.I. High Yield
   2011..............   460    13.49 - 15.70       6,091      7.12         1.10 - 1.85      -0.90 -  -0.14
   2010..............   517    13.51 - 15.85       6,884      9.49         1.10 - 1.85      11.47 -  12.33
   2009..............   614    12.02 - 14.22       7,295      8.24         1.10 - 1.85      49.96 -  51.12
   2008..............   716     7.96 -  9.48       5,649      9.03         1.10 - 1.85     -27.07 - -26.51
   2007..............   950    10.83 - 13.00      10,238      6.51         1.10 - 1.85      -0.64 -   0.13

   Invesco V.I. High Yield Securities
   2011..............   860     7.77 -  9.63      12,595      8.05         0.70 - 1.98      -0.01 -   1.28
   2010.............. 1,029     7.67 -  9.63      14,876      8.11         0.70 - 1.98       8.06 -   9.45
   2009.............. 1,184     7.01 -  8.91      15,689      8.04         0.70 - 1.98      41.73 -  43.55
   2008.............. 1,352     4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007.............. 1,685     6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44

   Invesco V.I. Income Builder
   2011 (l)(o).......    --      N/A -   N/A          --      2.09         0.70 - 2.05       6.38 -   6.84
   2010..............   881    13.86 - 16.11      15,256      2.44         0.70 - 2.05      10.09 -  11.59
   2009.............. 1,001    12.59 - 14.44      15,658      3.19         0.70 - 2.05      22.62 -  24.29
   2008.............. 1,177    10.27 - 11.62      15,008      0.80         0.70 - 2.05     -27.78 - -26.80
   2007.............. 1,483    14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. International Growth
   2011.............. 1,441   $10.62 - 14.54    $22,402       1.66%        1.10 - 1.70%     -8.31 -  -7.76%
   2010.............. 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70      10.96 -  11.63
   2009.............. 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008.............. 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007.............. 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46

   Invesco V.I .Large Cap Growth
   2011 (l)(p).......    --      N/A -   N/A         --       0.20         1.10 - 1.70       8.40 -   8.61
   2010..............   770    10.90 - 11.20      8,500       0.44         1.10 - 1.70      15.28 -  15.97
   2009..............   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008.............. 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007.............. 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37

   Invesco V.I. Mid Cap Core Equity
   2011..............   781    12.05 - 17.11     11,587       0.29         1.10 - 2.20      -8.41 -  -7.40
   2010..............   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20      11.63 -  12.87
   2009.............. 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008.............. 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007.............. 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34

   Invesco V.I. Money Market
   2011.............. 1,111    10.33 - 11.93     12,939       0.05         1.10 - 1.70      -1.63 -  -1.04
   2010.............. 1,254    10.50 - 12.05     14,866       0.18         1.10 - 1.70      -1.51 -  -0.92
   2009.............. 1,450    10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008.............. 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007.............. 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39

   Invesco V.I. S&P 500 Index
   2011.............. 2,722     9.07 - 10.00     29,967       1.94         0.70 - 2.05      -0.21 -   1.14
   2010.............. 3,123     9.09 -  9.89     34,211       1.91         0.70 - 2.05      12.54 -  14.07
   2009.............. 3,670     8.07 -  8.67     35,552       2.69         0.70 - 2.05      23.77 -  25.45
   2008.............. 3,976     6.52 -  6.91     30,896       2.46         0.70 - 2.05     -38.35 - -37.51
   2007.............. 4,836    10.58 - 11.05     60,707       1.81         0.70 - 2.05       3.08 -   4.49

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Technology
   2011..............   193   $12.02 - 12.59    $ 2,371       0.19%        1.10 - 1.70%     -6.65 -  -6.09%
   2010..............   214    12.88 - 13.41      2,815       0.00         1.10 - 1.70      19.26 -  19.98
   2009..............   296    10.80 - 11.17      3,239       0.00         1.10 - 1.70      54.75 -  55.68
   2008..............   281     6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007..............   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52

   Invesco V.I. Utilities
   2011..............   341    18.45 - 19.32      6,433       3.18         1.10 - 1.70      14.49 -  15.18
   2010..............   393    16.11 - 16.77      6,462       3.41         1.10 - 1.70       4.51 -   5.14
   2009..............   454    15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008..............   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007..............   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32

   Invesco Van Kampen V.I. Capital Growth
   2011 (p).......... 2,954     6.44 - 10.30     26,873       0.00         0.70 - 2.30      -8.31 -  -6.83
   2010.............. 2,775     6.91 - 11.23     25,826       0.00         0.70 - 2.30      17.12 -  19.01
   2009.............. 3,339     5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91
   2008.............. 3,876     3.52 -  5.91     18,810       0.54         0.70 - 2.30     -50.15 - -49.34
   2007.............. 4,617     6.96 - 11.85     45,412       0.05         0.70 - 2.30      14.29 -  16.14

   Invesco Van Kampen V.I. Comstock
   2011 (t).......... 2,480    11.37 - 13.16     30,516       1.65         0.70 - 2.30      -4.07 -  -2.52
   2010.............. 3,006    11.86 - 13.50     38,273       0.13         0.70 - 2.30      13.34 -  15.17
   2009.............. 3,622    10.46 - 11.72     40,418       4.52         0.70 - 2.30      25.85 -  27.88
   2008.............. 4,331     8.31 -  9.16     38,125       2.68         0.70 - 2.30     -37.14 - -36.12
   2007.............. 5,664    13.22 - 14.35     78,670       1.97         0.70 - 2.30      -4.28 -  -2.73

   Invesco Van Kampen V.I. Equity and Income
   2011 (m)(o)(q).... 2,160    13.39 - 15.78     26,442       0.60         0.70 - 2.05      -9.19 -  -8.36

--------
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Global Value Equity
   2011 (n).......... 2,401   $ 9.76 - 11.69    $ 39,167       0.00%       0.70 - 2.05%    -19.10 - -18.36%
   2010..............     2    10.04 - 10.54          21       1.85        1.35 - 1.85       8.90 -   9.45
   2009..............     2     9.22 -  9.63          19       5.28        1.35 - 1.85      13.85 -  14.43
   2008..............     3     8.10 -  8.42          27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007..............     3    13.78 - 16.90          50       1.97        1.15 - 1.85       4.65 -   5.41

   Invesco Van Kampen V.I. Government
   2011 (l)(r).......    --      N/A -   N/A          --       4.34        1.25 - 1.65       0.54 -   0.67
   2010..............    63    12.25 - 12.68         796       0.22        1.25 - 1.65       3.51 -   3.93
   2009..............    74    11.83 - 12.20         902       6.07        1.25 - 1.65      -0.68 -  -0.28
   2008..............    96    11.91 - 12.24       1,172       4.61        1.25 - 1.65       0.14 -   0.55
   2007..............   116    11.90 - 12.17       1,405       4.92        1.25 - 1.65       5.57 -   5.99

   Invesco Van Kampen V.I. High Yield
   2011 (l)(s).......    --      N/A -   N/A          --      11.34        1.50 - 1.50       4.76 -   4.76
   2010..............   < 1    16.38 - 16.38           6      10.26        1.50 - 1.50      10.43 -  10.43
   2009..............   < 1    14.83 - 14.83           6       8.05        1.50 - 1.50      39.95 -  39.95
   2008..............     1    10.60 - 10.60           5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007..............     1    13.94 - 13.94           9       8.84        1.50 - 1.50       2.44 -   2.44

   Invesco Van Kampen V.I. Mid Cap Value
   2011.............. 3,356    13.67 - 17.85      47,938       0.66        0.70 - 2.69      -1.79 -   0.22
   2010.............. 4,243    13.92 - 17.81      61,101       0.91        0.70 - 2.69      18.96 -  21.39
   2009.............. 5,038    11.70 - 14.67      60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008.............. 5,830     8.64 - 10.61      51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007.............. 7,726    15.12 - 18.20     116,996       0.68        0.70 - 2.69       4.93 -   7.09

   Invesco Van Kampen V.I. Value
   2011 (l)(t).......    --       N/A -  N/A          --       1.55        1.15 - 2.05       9.03 -   9.36
   2010..............     6    12.67 - 15.41          77       1.48        1.15 - 2.00      13.43 -  14.42
   2009..............     6    10.56 - 11.17          74       3.22        1.35 - 2.00      28.38 -  29.23
   2008..............     9     8.70 - 10.40          86       3.45        1.15 - 2.00     -37.14 - -36.59
   2007..............    17    13.85 - 16.40         252       1.76        1.15 - 2.00      -5.02 -  -4.18

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts:
   Invesco V.I. Balanced II
   2011 (l)(u).......    --       N/A -  N/A    $    --       1.52%        1.30 - 2.40%      5.75 -   6.13%
   2010..............    41   $ 9.05 -  9.72        385       0.97         1.30 - 2.10       5.53 -   6.38
   2009..............   107     8.57 -  9.14        960       4.39         1.30 - 2.10      30.77 -  31.82
   2008..............   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007..............   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62

   Invesco V.I. Basic Value II
   2011..............   591    10.33 - 11.44      6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
   2010..............   859    10.96 - 12.00      9,726       0.34         1.29 - 2.44       4.34 -   5.57
   2009..............   976    10.40 - 11.36     10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008.............. 1,178    7.23  -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007.............. 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05

   Invesco V.I. Capital Appreciation II
   2011..............   197     9.89 - 11.09      1,959       0.00         1.29 - 2.59     -10.49 -  -9.30
   2010..............   359    11.05 - 12.23      4,072       0.48         1.29 - 2.59      12.22 -  13.72
   2009..............   412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008..............   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007..............   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28

   Invesco V.I. Capital Development II
   2011..............    30    11.73 - 12.39        364       0.00         1.30 - 1.85      -9.07 -  -8.57
   2010..............    30    12.89 - 13.55        393       0.00         1.30 - 1.85      16.30 -  16.94
   2009..............    36    10.95 - 11.59        410       0.00         1.30 - 2.00      39.18 -  40.16
   2008..............    42     7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007..............    47    15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11

   Invesco V.I. Core Equity II
   2011..............   212     9.84 - 10.61      2,293       0.80         1.29 - 2.59      -2.87 -  -1.58
   2010..............   237    10.13 - 10.78      2,602       0.74         1.29 - 2.59       6.42 -   7.84
   2009..............   275     9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
   2008..............   328    7.64  -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007..............   389    11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. Diversified Income II
   2011..............    19   $11.14 - 12.06    $    224      4.63%        1.30 - 2.10%      4.51 -   5.35%
   2010..............    21    10.66 - 11.45         228      4.93         1.30 - 2.10       7.42 -   8.29
   2009..............    27     9.92 - 10.57         282      8.26         1.30 - 2.10       8.59 -   9.46
   2008..............    38     9.13 -  9.66         357      8.83         1.30 - 2.10     -17.68 - -17.01
   2007..............    46    11.10 - 11.64         528      7.08         1.30 - 2.10      -0.61 -   0.20

   Invesco V.I. Dividend Growth II
   2011.............. 3,737    11.22 - 12.58      39,592      1.45         1.29 - 2.59      -2.65 -  -1.35
   2010.............. 4,451    11.52 - 12.75      48,029      1.38         1.29 - 2.59       7.35 -   8.78
   2009.............. 6,186    10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008.............. 6,855     8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007.............. 8,452    14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55

   Invesco V.I. Global Dividend Growth II
   2011 (l)(v).......    --        N/A - N/A          --      3.44         1.29 - 2.59       7.46 -   7.93
   2010.............. 2,301    12.94 - 14.33      27,608      1.58         1.29 - 2.59       8.99 -  10.44
   2009.............. 2,685    11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008.............. 2,979    10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007.............. 3,861    18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38

   Invesco V.I. Government Securities II
   2011..............    42    12.83 - 13.90         564      3.64         1.30 - 2.10       5.40 -   6.24
   2010..............    61    12.17 - 13.08         770      3.99         1.30 - 2.10       2.92 -   3.74
   2009..............    87    11.83 - 12.61       1,074      2.87         1.30 - 2.10      -2.33 -  -1.55
   2008..............   195    12.11 - 12.81       2,435      4.59         1.30 - 2.10       9.65 -  10.53
   2007..............    95    11.04 - 11.59       1,089      3.33         1.30 - 2.10       3.89 -   4.73

   Invesco V.I. High Yield II
   2011..............    23    16.14 - 17.31         396      6.88         1.30 - 2.00      -1.38 -  -0.69
   2010..............    26    16.37 - 17.43         454      8.34         1.30 - 2.00      11.24 -  12.02
   2009..............    30    14.72 - 15.56         461      8.40         1.30 - 2.00      49.06 -  50.10
   2008..............    36     9.87 - 10.37         372      9.43         1.30 - 2.00     -27.27 - -26.76
   2007..............    47    13.58 - 14.15         651      6.61         1.30 - 2.00      -1.00 -  -0.30

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. High Yield Securities II
   2011.............. 1,129   $14.26 - 16.00    $11,291       7.55%        1.29 - 2.59%     -0.97 -   0.34%
   2010.............. 1,492    14.40 - 15.94     14,783       8.09         1.29 - 2.59       7.11 -   8.54
   2009.............. 1,655    13.45 - 14.69     15,526       7.67         1.29 - 2.59      40.54 -  42.41
   2008.............. 1,904     9.57 - 10.32     12,774       2.49         1.29 - 2.59     -25.19 - -24.19
   2007.............. 2,582    12.79 - 13.61     22,673       6.45         1.29 - 2.59       1.20 -   2.55

   Invesco V.I. Income Builder II
   2011 (l)(w).......    --       N/A -  N/A         --       1.74         1.29 - 2.59       6.02 -   6.48
   2010.............. 1,027    13.73 - 15.20     14,180       2.15         1.29 - 2.59       9.24 -  10.69
   2009.............. 1,204    12.57 - 13.73     15,100       2.82         1.29 - 2.59      21.66 -  23.29
   2008.............. 1,415    10.33 - 11.14     14,458       0.76         1.29 - 2.59     -28.35 - -27.39
   2007.............. 2,330    14.42 - 15.34     33,014       2.58         1.29 - 2.59       0.19 -   1.53

   Invesco V.I. International Growth II
   2011 (y)..........   507     7.68 -  8.28      4,429       0.00         1.29 - 2.59     -16.51 - -15.76
   2010..............    35    17.22 - 18.52        621       1.60         1.30 - 2.10      10.27 -  11.15
   2009..............    49    15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17
   2008..............    59    11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007..............    78    20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96

   Invesco V.I. Large Cap Growth II
   2011 (l)(x).......    --       N/A -  N/A         --       0.00         1.30 - 2.40       8.08 -   8.47
   2010..............    49    10.59 - 10.98        525       0.16         1.30 - 2.10      14.44 -  15.36
   2009..............    65     9.25 -  9.52        610       0.01         1.30 - 2.10      23.07 -  24.06
   2008..............    84     7.52 -  7.67        639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007..............    88    12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80

   Invesco V.I. Mid Cap Core Equity II
   2011..............   232    11.58 - 12.67      2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
   2010..............   268    12.70 - 13.73      3,700       0.31         1.29 - 2.44      11.00 -  12.31
   2009..............   332    11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18
   2008..............   392     9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007..............   488    12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth - Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                        ------------------------------------ ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. Money Market II
   2011................     97   $ 9.05 - 10.11    $    961      0.05%        1.30 - 2.40%     -2.32 -  -1.24%
   2010................     96     9.26 - 10.23         962      0.18         1.30 - 2.40      -2.20 -  -1.12
   2009................    159     9.47 - 10.35       1,626      0.06         1.30 - 2.40      -2.31 -  -1.23
   2008................    198     9.69 - 10.48       2,045      1.74         1.30 - 2.40      -0.63 -   0.47
   2007................    228     9.76 - 10.43       2,352      4.00         1.30 - 2.40       1.80 -   2.93

   Invesco V.I. S&P 500 Index II
   2011................  5,842    12.48 - 14.00      61,658      1.66         1.29 - 2.59      -1.09 -   0.23
   2010................  7,386    12.62 - 13.97      78,241      1.63         1.29 - 2.59      11.62 -  13.11
   2009................  8,739    11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008................  9,510     9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007................ 11,519    15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64

   Invesco V.I. Technology II
   2011................      2    11.64 - 12.14          25      0.06         1.30 - 1.85      -7.05 -  -6.54
   2010................      4    12.52 - 12.99          49      0.00         1.30 - 1.85      18.82 -  19.47
   2009................      4    10.54 - 10.87          45      0.00         1.30 - 1.85      54.26 -  55.11
   2008................      6     6.83 -  7.01          43      0.00         1.30 - 1.85     -45.77 - -45.47
   2007................      9    12.53 - 12.85         119      0.00         1.30 - 2.00       5.34 -   6.08

   Invesco V.I. Utilities II
   2011................     19    17.89 - 18.66         359      3.44         1.30 - 1.85      14.03 -  14.66
   2010................     28    15.69 - 16.28         448      3.28         1.30 - 1.85       4.07 -   4.64
   2009................     29    15.08 - 15.56         452      3.64         1.30 - 1.85      12.51 -  13.13
   2008................     42    13.40 - 13.75         572      2.51         1.30 - 1.85     -33.75 - -33.38
   2007................     48    20.23 - 20.64         971      1.81         1.30 - 1.85      18.11 -  18.76

   Invesco Van Kampen V.I. Capital Growth--Series II
   2011 (x)............  2,638    12.36 - 13.82      27,718      0.00         1.29 - 2.59      -8.81 -  -7.60
   2010................  3,259    13.56 - 14.95      37,032      0.00         1.29 - 2.59      17.61 -  18.02
   2009................  3,778    11.64 - 12.67      36,584      0.00         1.29 - 2.59      61.35 -  63.51
   2008................  4,416     7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007................  5,416    14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13

--------
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Comstock--Series II
   2011..............  9,615  $11.43 - 13.02    $121,444      1.39%        1.29 - 2.59%     -4.64 -  -3.37%
   2010.............. 11,989   11.83 - 13.65     157,376      0.13         1.29 - 2.59      12.70 -  14.20
   2009.............. 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008.............. 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007.............. 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60

   Invesco Van Kampen V.I. Equity and Income--Series II
   2011 (u)(w).......  3,478   13.13 - 13.63      47,127      1.66         1.29 - 2.59      -3.85 -  -2.57
   2010..............  3,394   13.48 - 14.17      47,464      1.95         1.29 - 2.59       9.13 -  10.59
   2009..............  3,981   12.19 - 12.99      50,480      2.68         1.29 - 2.59      19.32 -  20.91
   2008..............  4,556   10.88 - 11.73      47,934      2.44         1.29 - 2.59     -24.69 - -23.68
   2007..............  5,858   13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -   2.02

   Invesco Van Kampen V.I. Global Value Equity--Series II
   2011 (q)(v).......  1,996   11.19 - 12.55      21,127      0.00         1.29 - 2.59     -19.53 - -18.81

   Invesco Van Kampen V.I. Growth and Income--Series II
   2011..............  4,372   14.60 - 15.38      67,890      0.98         1.29 - 2.69      -4.89 -  -3.52
   2010..............  5,458   15.35 - 15.94      88,173      0.10         1.29 - 2.69       9.18 -  10.75
   2009..............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008..............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007..............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19

   Invesco Van Kampen V.I. International Growth Equity--Series II
   2011 (l)(y).......     --      N/A -  N/A          --      3.16         1.29 - 2.59       8.54 -   9.01
   2010..............    445    8.47 -  9.02       3,939      1.39         1.29 - 2.59       7.05 -   8.48
   2009..............    493    7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008..............    502    5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007..............    433   11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity - Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Mid Cap Growth--Series II
   2011...................   742   $14.02 - 15.62    $10,412       0.00%        0.70 - 2.59%    -11.70 -  -9.99%
   2010...................   879    15.58 - 17.69     13,827       0.00         0.70 - 2.59      23.98 -  26.39
   2009................... 1,031    12.32 - 14.26     12,941       0.00         0.70 - 2.59      52.33 -  55.28
   2008................... 1,132     7.94 -  9.36      9,250       0.00         0.70 - 2.59     -48.22 - -47.21
   2007................... 1,353    15.03 - 18.08     21,082       0.00         0.70 - 2.59      14.54 -  16.78

   Invesco Van Kampen V.I. Mid Cap Value--Series II
   2011................... 2,055    15.13 - 18.06     36,578       0.59         1.29 - 2.59      -1.78 -  -0.47
   2010................... 2,557    15.21 - 18.39     45,935       0.84         1.29 - 2.59      19.02 -  20.61
   2009................... 3,109    12.61 - 15.45     46,473       1.11         1.29 - 2.59      35.56 -  37.36
   2008................... 3,724    11.40 - 12.29     40,747       0.76         1.29 - 2.59     -42.94 - -42.18
   2007................... 4,183    15.87 - 19.97     79,806       0.61         1.29 - 2.59       4.94 -   6.35

Investments in the
  Janus Aspen Series
  Sub-Account:
   Forty Portfolio
   2011...................   < 1    14.09 - 14.09          7       0.39         1.50 - 1.50      -8.09 -  -8.09
   2010...................   < 1    15.33 - 15.33          7       0.29         1.50 - 1.50       5.15 -   5.15
   2009...................     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008...................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007...................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2011...................   < 1    43.71 - 43.71          1       2.11         1.50 - 1.50     -19.23 - -19.23
   2010...................   < 1    54.12 - 54.12          1       0.82         1.50 - 1.50      20.86 -  20.86
   2009...................   < 1    44.78 - 44.78          1       2.57         1.50 - 1.50      67.30 -  67.30
   2008...................   < 1    26.77 - 26.77          1       0.25         1.50 - 1.50     -49.49 - -49.49
   2007...................   < 1    52.99 - 52.99         21       0.99         1.50 - 1.50      31.30 -  31.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners
  Variable Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
   2011..................   < 1   $ 8.02 -  8.02    $     1       1.40%        1.50 - 1.50%     -7.60 -  -7.60%
   2010..................   < 1     8.68 -  8.68          1       1.71         1.50 - 1.50      14.86 -  14.86
   2009..................   < 1     7.56 -  7.56          1       1.34         1.50 - 1.50      27.42 -  27.42
   2008..................   < 1     5.93 -  5.93          1       0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (aj).............     1     9.50 -  9.50          8       2.50         1.50 - 1.50      -5.01 -  -5.01

Investments in the
  Legg Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I
   2011..................   < 1    11.86 - 11.86          1       2.25         1.50 - 1.50       3.38 -   3.38
   2010..................   < 1    11.47 - 11.47          1       2.88         1.50 - 1.50       7.82 -   7.82
   2009..................   < 1    10.64 - 10.64          1       1.78         1.50 - 1.50      22.63 -  22.63
   2008..................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33

Investments in the
  Lord Abbett Series
  Fund Sub-Account:
   Bond-Debenture
   2011.................. 2,149    13.14 - 14.46     30,483       5.35         1.29 - 2.59       1.69 -   3.04
   2010.................. 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59       9.41 -  10.87
   2009.................. 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81

   Fundamental Equity
   2011..................   630    12.11 - 13.33      8,230       0.18         1.29 - 2.59      -6.96 -  -5.72
   2010..................   813    13.01 - 14.14     11,249       0.29         1.29 - 2.59      15.95 -  17.49
   2009..................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34

--------
(aj)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series
  Fund Sub-Account
  (continued):
   Growth and Income
   2011.............. 1,813   $ 9.44 - 10.40    $18,481       0.67%        1.29 - 2.59%     -8.51 -  -7.29%
   2010.............. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59      14.37 -  15.90
   2009.............. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008.............. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.............. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10

   Growth Opportunities
   2011..............   787    12.73 - 13.86     10,684       0.00         1.29 - 2.44     -12.24 - -11.21
   2010..............   940    14.50 - 15.61     14,399       0.00         1.29 - 2.44      19.93 -  21.34
   2009.............. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008.............. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.............. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71

   Mid-Cap Value
   2011.............. 1,956    10.43 - 11.48     21,997       0.20         1.29 - 2.59      -6.49 -  -5.25
   2010.............. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59      22.19 -  23.81
   2009.............. 2,856     9.13 -  9.79     27,522       0.45         1.29 - 2.59      23.33 -  24.98
   2008.............. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007.............. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72

Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts:
   MFS Growth
   2011..............    71     6.18 - 13.40        685       0.19         1.15 - 1.65      -1.95 -  -1.46
   2010..............    87     6.30 - 13.60        836       0.11         1.15 - 1.65      13.45 -  14.02
   2009..............   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008..............   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007..............   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78

   MFS High Income
   2011..............    25    14.91 - 15.67        397       8.81         1.25 - 1.65       2.41 -   2.82
   2010..............    36    14.56 - 15.24        536       7.41         1.25 - 1.65      12.86 -  13.31
   2009..............    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008..............    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007..............    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   MFS Investors Trust
   2011............   98    $ 8.96 - 11.07     $  970       0.76%        1.15 - 1.65%     -3.78 -  -3.30%
   2010............  163      9.31 - 11.45      1,666       1.20         1.15 - 1.65       9.28 -   9.83
   2009............  186      8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008............  225      6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007............  278     11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04

   MFS New Discovery
   2011............   91     10.90 - 22.81      1,576       0.00         1.15 - 1.65     -11.73 - -11.29
   2010............  102     12.35 - 25.71      2,008       0.00         1.15 - 1.65      12.94 -  34.78
   2009............  147     14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008............  165      8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007............  199     11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34

   MFS Research
   2011............   61      8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
   2010............   64      8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
   2009............   80      7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05
   2008............   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007............  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90

   MFS Research Bond
   2011............   56     17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
   2010............   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
   2009............   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008............  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007............  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91

   MFS Utilities
   2011............   12     20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
   2010............   13     19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
   2009............   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008............   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007............   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2011............   15    $ 9.08 -  9.59     $  139       0.02%        1.35 - 1.85%     -2.39 -  -1.90%
   2010............   28      9.31 -  9.77        265       0.00         1.35 - 1.85      12.90 -  13.47
   2009............   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008............   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007............   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23

   MFS Investors Trust (Service Class)
   2011............   15      9.47 -  9.99        148       0.73         1.35 - 1.85      -4.22 -  -3.73
   2010............   18      9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
   2009............   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008............   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007............   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54

   MFS New Discovery (Service Class)
   2011............   19     11.18 - 11.80        228       0.00         1.35 - 1.85     -12.15 - -11.70
   2010............   24     12.72 - 13.36        322       0.00         1.35 - 1.85      33.43 -  34.11
   2009............   29      9.54 -  9.96        286       0.00         1.35 - 1.85      59.91 -  60.72
   2008............   43      5.96 -  6.20        263       0.00         1.35 - 1.85     -40.64 - -40.34
   2007............   71     10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -   0.86

   MFS Research (Service Class)
   2011............   10      9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
   2010............   16      9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
   2009............   19      8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44
   2008............   23      6.83 -  7.10        161       0.32         1.35 - 1.85     -37.44 - -37.12
   2007............   41     10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 -  11.40

   MFS Utilities (Service Class)
   2011............   64     17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
   2010............   72     16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
   2009............   78     14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08
   2008............   80     10.85 - 11.28      1,080       1.36         1.35 - 1.85     -38.96 - -38.65
   2007............   96     17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 -  25.83

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2011................   774   $ 9.51 - 11.81    $ 11,187      0.00%        0.70 - 1.85%     -9.03 -  -7.98%
   2010................   900    10.45 - 12.84      14,196      0.00         0.70 - 1.85      23.72 -  25.15
   2009................ 1,101     8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................ 1,256     5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................ 1,607    11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82

   European Equity
   2011................ 1,534     9.06 - 10.04      37,738      2.41         0.70 - 2.05     -11.47 - -10.27
   2010................ 1,820    10.23 - 11.19      50,452      2.45         0.70 - 2.05       5.05 -   6.48
   2009................ 2,151     9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008................ 2,531     7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007................ 3,140    13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78

   Income Plus
   2011................ 2,910    15.64 - 20.04      83,302      5.89         0.70 - 2.05       2.88 -   4.28
   2010................ 3,561    15.20 - 19.22      98,116      6.18         0.70 - 2.05       7.06 -   8.51
   2009................ 4,147    14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008................ 4,810    11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007................ 6,146    13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24

   Limited Duration
   2011................ 1,106     9.81 - 11.60      11,737      3.35         0.70 - 1.85       0.88 -   2.04
   2010................ 1,322     9.72 - 11.37      13,853      3.49         0.70 - 1.85       0.48 -   1.64
   2009................ 1,520     9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008................ 1,529     9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007................ 2,071    11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22

   Money Market
   2011................ 3,311     9.88 - 12.01      47,376      0.01         0.70 - 2.05      -2.01 -  -0.69
   2010................ 3,762    10.09 - 12.09      54,829      0.01         0.70 - 2.05      -2.02 -  -0.69
   2009................ 5,289    10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008................ 7,145    10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007................ 6,893    10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Multi Cap Growth (z)
   2011................. 4,049   $10.00 - 10.41    $163,632      0.17%        0.70 - 2.05%     -8.63 -  -7.39%
   2010................. 4,781    10.94 - 11.24     208,335      0.16         0.70 - 2.05      25.17 -  26.87
   2009................. 5,606     8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................. 6,492     5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................. 7,901    10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70

   Strategist
   2011................. 3,493    10.98 - 13.16      90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
   2010................. 4,202    12.17 - 14.40     119,746      1.56         0.70 - 2.05       4.65 -   6.07
   2009................. 4,779    11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008................. 5,406     9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007................. 6,556    13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87

   Utilities
   2011................. 1,963    10.84 - 12.31      54,192      2.58         0.70 - 1.98      13.80 -  15.26
   2010................. 2,314     9.52 - 10.68      56,101      2.87         0.70 - 1.98       4.83 -   6.18
   2009................. 2,729     9.08 - 10.06      62,830      3.00         0.70 - 1.98      16.92 -  18.43
   2008................. 3,369     7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007................. 4,165    11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2011................. 1,293    17.47 - 19.59      14,805      0.00         1.29 - 2.59      -9.98 -  -8.78
   2010................. 1,405    19.40 - 21.48      17,488      0.00         1.29 - 2.59      22.48 -  24.11
   2009................. 1,615    15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008................. 1,870     9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007................. 2,335    19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84

   European Equity (Class Y Shares)
   2011................. 1,204    13.25 - 14.66      11,290      2.24         1.29 - 2.44     -12.05 - -11.01
   2010................. 1,563    15.06 - 16.48      17,219      2.24         1.29 - 2.44       4.35 -   5.58
   2009................. 1,793    14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008................. 2,096    11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007................. 2,706    20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85

--------
(z)Previously known as Capital Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares) Sub-Accounts
  (continued):
   Income Plus (Class Y Shares)
   2011................  6,775  $12.68 - 14.22    $100,407      5.65%        1.29 - 2.59%      2.01 -   3.37%
   2010................  8,429   12.43 - 13.76     121,240      5.71         1.29 - 2.59       6.19 -   7.61
   2009................ 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008................ 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007................ 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36

   Limited Duration (Class Y Shares)
   2011................  4,529    8.29 -  9.29      42,641      2.99         1.29 - 2.59      -0.20 -   1.13
   2010................  5,588    8.30 -  9.19      52,204      3.32         1.29 - 2.59      -0.43 -   0.90
   2009................  6,355    8.34 -  9.11      58,968      4.16         1.29 - 2.59       2.82 -   4.20
   2008................  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007................  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47

   Money Market (Class Y Shares)
   2011................  5,322    9.20 - 10.32      53,761      0.01         1.29 - 2.59      -2.57 -  -1.28
   2010................  6,282    9.44 - 10.45      64,508      0.01         1.29 - 2.59      -2.58 -  -1.28
   2009................  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008................ 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31

   Multi Cap Growth (Class Y Shares) (aa)
   2011................  3,954   16.37 - 18.36      47,586      0.00         1.29 - 2.59      -9.37 -  -8.16
   2010................  4,919   18.06 - 19.99      64,428      0.00         1.29 - 2.59      24.13 -  25.79
   2009................  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008................  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007................  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69

   Strategist (Class Y Shares)
   2011................  3,318   12.68 - 14.22      38,876      1.79         1.29 - 2.59     -10.50 -  -9.31
   2010................  4,237   14.16 - 15.68      55,142      1.36         1.29 - 2.59       3.74 -   5.13
   2009................  4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
   2008................  4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18
   2007................  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -   6.97

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts
  (continued):
   Utilities (Class Y Shares)
   2011................... 1,190   $17.91 - 20.09    $14,141       2.26%        1.29 - 2.59%     12.83 -  14.33%
   2010................... 1,454    15.88 - 17.58     15,392       2.62         1.29 - 2.59       3.98 -   5.37
   2009................... 1,706    15.27 - 16.68     17,354       2.90         1.29 - 2.59      15.75 -  17.30
   2008................... 1,834    13.19 - 14.22     15,980       0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65     30,831       1.63         1.29 - 2.59      16.92 -  18.48

Investments in the
  Neuberger Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2011...................     3     9.27 - 17.71         44       0.00         1.37 - 1.65      -2.92 -  -0.89
   2010...................    --      N/A -   N/A         --        N/A         0.00 - 0.00         N/A -   N/A
   2009...................    --      N/A -   N/A         --        N/A         0.00 - 0.00         N/A -   N/A
   2008...................    --        NA -   NA         --       0.00         0.00 - 0.00         N/A -   N/A
   2007...................   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59

   AMT Partners
   2011...................     1    11.85 - 11.85         17       0.00         1.59 - 1.59     -12.75 - -12.75
   2010...................     2    13.58 - 13.58         34       0.64         1.59 - 1.59      13.84 -  13.84
   2009...................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008...................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2011...................   171    10.79 - 10.94      1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
   2010...................   206    10.91 - 10.99      2,237       1.35         1.15 - 1.80      10.88 -  11.62
   2009...................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008...................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007...................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation
   2011................  332    $ 8.12 - 10.40    $ 3,229        0.40%       1.15 - 1.85%     -2.97 -  -2.28%
   2010................  438      8.37 - 10.64      4,390        0.17        1.15 - 1.85       7.39 -   8.17
   2009................  517      7.79 -  9.84      4,808        0.34        1.15 - 1.85      41.85 -  42.87
   2008................  693      5.49 -  6.89      4,515        0.16        1.15 - 1.85     -46.53 - -46.14
   2007................  919     10.27 - 12.79     11,166        0.23        1.15 - 1.85      12.03 -  12.84

   Oppenheimer Core Bond
   2011................  101     10.48 - 11.01      1,102        6.58        1.25 - 1.65       6.50 -   6.93
   2010................  144      9.84 - 10.30      1,469        1.93        1.25 - 1.65       9.59 -  10.03
   2009................  176      8.98 -  9.36      1,638        0.00        1.25 - 1.65       7.82 -   8.25
   2008................  215      8.32 -  8.64      1,849        5.63        1.25 - 1.65     -40.05 - -39.81
   2007................  274     13.89 - 14.36      3,908        5.19        1.25 - 1.65       2.67 -   3.09

   Oppenheimer Global Securities
   2011................  160     13.00 - 17.82      2,734        1.43        1.15 - 1.85      -9.98 -  -9.34
   2010................  209     14.44 - 19.66      3,973        1.47        1.15 - 1.85      13.82 -  14.64
   2009................  271     12.69 - 17.15      4,473        2.23        1.15 - 1.85      37.19 -  38.17
   2008................  415      9.25 - 12.41      4,878        1.66        1.15 - 1.85     -41.30 - -40.87
   2007................  578     15.75 - 20.99     11,553        1.40        1.15 - 1.85       4.34 -   5.10

   Oppenheimer Global Strategic Income
   2011................  141     16.39 - 18.80      2,522        3.54        1.15 - 2.00      -1.16 -  -0.30
   2010................  186     16.58 - 18.85      3,331        8.70        1.15 - 2.00      12.67 -  13.65
   2009................  217     14.71 - 16.59      3,424        0.50        1.15 - 2.00      16.45 -  17.47
   2008................  284     12.63 - 14.12      3,812        6.36        1.15 - 2.00     -15.92 - -15.19
   2007................  405     15.03 - 16.65      6,438        3.77        1.15 - 2.00       7.49 -   8.43

   Oppenheimer High Income
   2011................   65      3.66 -  3.76        244       10.95        1.25 - 1.45      -3.74 -  -3.55
   2010................  100      3.81 -  3.89        385        6.35        1.25 - 1.45      13.16 -  13.39
   2009................  116      3.36 -  3.43        396        0.00        1.25 - 1.45      23.51 -  23.76
   2008................  119      2.72 -  2.78        327        9.47        1.25 - 1.45     -78.98 - -78.94
   2007................  133     12.96 - 13.18      1,743        7.40        1.25 - 1.45      -1.55 -  -1.35

   Oppenheimer Main Street
   2011................  193      9.96 - 10.11      1,878        0.86        1.15 - 1.85      -1.86 -  -1.16
   2010................  230     10.15 - 10.23      2,277        1.12        1.15 - 1.85      13.96 -  14.78
   2009................  279      8.91 -  8.91      2,418        1.90        1.15 - 1.85      25.91 -  26.82
   2008................  362      7.03 -  7.07      2,499        1.67        1.15 - 1.85     -39.61 - -39.17
   2007................  542     11.56 - 11.71      6,186        1.09        1.15 - 1.85       2.48 -   3.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Mid Cap (ab)
   2011...................    60   $19.68 - 20.68    $ 1,224       0.65%        1.25 - 1.65%     -3.81 -  -3.42%
   2010...................    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65      21.39 -  21.87
   2010...................   107    16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2010...................   135    12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007...................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44

   Oppenheimer Small- & Mid-Cap Growth
   2011...................    89     8.48 -  8.49        603       0.00         1.15 - 1.85      -0.77 -  -0.06
   2010...................   108     8.49 -  8.56        762       0.00         1.15 - 1.85      25.11 -  26.01
   2009...................   130     6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008...................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007...................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Balanced (SS)
   2011................... 1,191    10.66 - 12.03     13,935       2.19         1.29 - 2.59      -2.21 -  -0.91
   2010................... 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59       9.76 -  11.22
   2009................... 1,684     9.93 - 10.91     17,990       0.00         1.29 - 2.59      18.45 -  20.03
   2008................... 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................... 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14

   Oppenheimer Capital Appreciation (SS)
   2011................... 2,606    11.34 - 12.84     32,616       0.12         1.29 - 2.69      -4.02 -  -2.64
   2010................... 3,242    11.82 - 13.19     41,804       0.00         1.29 - 2.69       6.21 -   7.74
   2009................... 3,795    11.13 - 12.24     45,528       0.01         1.29 - 2.69      40.28 -  42.29
   2008................... 4,530     7.93 -  8.60     38,313       0.00         1.29 - 2.69     -47.13 - -46.36
   2007................... 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 -  12.38

   Oppenheimer Core Bond (SS)
   2011................... 3,796     7.54 -  8.24     30,707       5.91         1.29 - 2.49       5.25 -   6.54
   2010................... 4,692     7.19 -  7.73     35,711       1.68         1.29 - 2.44       8.57 -   9.85
   2009................... 5,217     6.62 -  7.04     36,231       0.00         1.29 - 2.44       6.39 -   7.64
   2008................... 5,071     6.22 -  6.54     32,809       5.08         1.29 - 2.44     -40.56 - -39.86
   2007................... 5,214    10.44 - 10.88     56,223       4.34         1.29 - 2.54       1.43 -   2.74

--------
(ab)Previously known as Oppenheimer Main Street Small Cap

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts
  (continued):
   Oppenheimer Global Securities (SS)
   2011...................   876   $17.07 - 19.18    $ 16,358      1.16%        1.29 - 2.54%    -10.85 -  -9.70%
   2010................... 1,111    19.15 - 21.24      23,050      1.24         1.29 - 2.54      12.77 -  14.21
   2009................... 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................... 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................... 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71

   Oppenheimer Global Strategic Income (SS)
   2011................... 4,507    14.75 - 16.81      73,806      3.03         1.29 - 2.69      -2.05 -  -0.65
   2010................... 5,770    15.06 - 16.92      95,404      8.36         1.29 - 2.69      11.69 -  13.29
   2009................... 6,798    13.49 - 14.93      99,442      0.24         1.29 - 2.69      15.22 -  16.88
   2008................... 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................... 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13

   Oppenheimer High Income (SS)
   2011................... 3,034     3.78 -  4.26      12,596      9.50         1.29 - 2.59      -5.08 -  -3.81
   2010................... 3,580     3.98 -  4.43      15,512      6.06         1.29 - 2.59      11.48 -  12.97
   2009................... 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................... 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................... 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76

   Oppenheimer Main Street (SS)
   2011................... 3,708    12.58 - 14.34      51,675      0.61         1.29 - 2.69      -2.99 -  -1.60
   2010................... 4,508    12.97 - 14.57      64,079      0.90         1.29 - 2.69      12.71 -  14.33
   2009................... 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................... 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................... 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80

   Oppenheimer Main Street Small Mid Cap (SS) (ac)
   2011................... 1,139    17.76 - 20.04      22,199      0.42         1.29 - 2.59      -4.91 -  -3.64
   2010................... 1,421    18.67 - 20.80      28,817      0.42         1.29 - 2.59      19.87 -  21.47
   2009................... 1,723    15.58 - 17.12      28,860      0.63         1.29 - 2.59      33.34 -  35.12
   2008................... 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................... 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts
  (continued):
   Oppenheimer Small- & Mid-Cap Growth (SS)
   2011...................   626   $12.61 - 14.10    $ 8,556        0.00%       1.29 - 2.49%     -1.67 -  -0.46%
   2010...................   752    12.82 - 14.16     10,365        0.00        1.29 - 2.49      24.00 -  25.52
   2009...................   914    10.34 - 11.28     10,067        0.00        1.29 - 2.49      28.97 -  30.55
   2008................... 1,041     8.02 -  8.64      8,817        0.00        1.29 - 2.49     -50.48 - -49.87
   2007................... 1,246    16.19 - 17.24     21,104        0.00        1.29 - 2.49       3.38 -   4.66

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2011...................   < 1    14.72 - 14.72          1        2.09        1.50 - 1.50       5.17 -   5.17
   2010...................   < 1    14.00 - 14.00          1        1.79        1.50 - 1.50       6.87 -   6.87
   2009...................   < 1    13.10 - 13.10          2        3.25        1.50 - 1.50      13.90 -  13.90
   2008...................   < 1    11.50 - 11.50          2        3.76        1.50 - 1.50      -3.85 -  -3.85
   2007...................   < 1    11.96 - 11.96          3        3.30        1.50 - 1.50       2.07 -   2.07

   Money Market
   2011...................     2    10.25 - 10.25         21        0.06        1.50 - 1.50      -1.44 -  -1.44
   2010...................     2    10.40 - 10.40         22        0.05        1.50 - 1.50      -1.45 -  -1.45
   2009...................     2    10.56 - 10.56         24        0.11        1.50 - 1.50      -1.39 -  -1.39
   2008...................     2    10.71 - 10.71         23        2.32        1.50 - 1.50       0.72 -   0.72
   2007...................     2    10.63 - 10.63         25        4.34        1.50 - 1.50       3.30 -   3.30

   PIMCO Total Return
   2011...................   < 1    15.97 - 15.97          1        2.72        1.50 - 1.50       2.06 -   2.06
   2010...................   < 1    15.65 - 15.65          1        2.32        1.50 - 1.50       6.50 -   6.50
   2009...................   < 1    14.70 - 14.70          1        2.60        1.50 - 1.50      12.36 -  12.36
   2008...................   < 1    13.08 - 13.08          3        3.14        1.50 - 1.50       3.25 -   3.25
   2007...................     1    12.67 - 12.67         15        4.83        1.50 - 1.50       7.13 -   7.13

   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares)
   2011...................   477     9.39 - 10.03      4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
   2010...................   520    10.40 - 10.99      5,621       13.62        1.29 - 2.44      21.22 -  22.65
   2009...................   447     8.58 -  8.96      3,952        5.99        1.29 - 2.44      38.16 -  39.79
   2008...................   318     6.21 -  6.41      2,015        6.55        1.29 - 2.44     -45.23 - -44.58
   2007...................   226    11.34 - 11.57      2,599        4.29        1.29 - 2.44      20.12 -  21.55

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2011.................   144   $13.18 - 14.09    $ 1,989       4.43%        1.29 - 2.44%      3.63 -   4.85%
   2010.................   188    12.72 - 13.44      2,484       4.43         1.29 - 2.44       9.32 -  10.61
   2009.................   122    11.64 - 12.15      1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008.................    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007.................    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36

   PIMCO VIT Real Return (Advisor Shares)
   2011.................   581    12.91 - 13.91      7,910       2.00         1.29 - 2.59       8.68 -  10.13
   2010.................   723    11.96 - 12.63      8,968       1.42         1.29 - 2.44       5.37 -   6.61
   2009.................   832    11.35 - 11.85      9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008.................   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007.................   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14

   PIMCO VIT Total Return (Advisor Shares)
   2011................. 1,912    13.01 - 14.03     26,297       2.45         1.29 - 2.59       0.83 -   2.18
   2010................. 2,369    12.91 - 13.73     31,973       2.38         1.29 - 2.59       5.21 -   6.62
   2009................. 2,629    12.27 - 12.88     33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008................. 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007................. 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2011................. 1,896    15.82 - 19.09     32,176       3.81         0.80 - 2.15       4.51 -   5.94
   2010................. 2,370    15.14 - 18.02     37,973       7.87         0.80 - 2.15       2.90 -   4.32
   2009................. 2,804    14.71 - 17.28     43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49

   VT Capital Opportunities
   2011.................   264    16.82 - 18.94      4,748       0.14         0.80 - 2.15      -8.12 -  -6.86
   2010.................   301    18.30 - 20.33      5,847       0.23         0.80 - 2.15      26.75 -  28.50
   2009.................   290    14.44 - 15.82      4,415       0.54         0.80 - 2.15      42.49 -  44.46
   2008.................   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007.................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Diversified Income
   2011..............  2,041  $15.02 - 17.76    $ 32,796      10.06%       0.80 - 2.15%     -5.24 -  -3.94%
   2010..............  2,431   15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
   2009..............  3,023   14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11
   2008..............  3,545    9.46 - 10.73      35,080       6.81        0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148       5.14        0.80 - 2.15       1.88 -   3.29

   VT Equity Income
   2011..............  5,590    8.38 - 16.52      80,063       1.87        0.80 - 2.59      -0.71 -   1.11
   2010..............  6,698    8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
   2009..............  7,991    7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816       2.05        0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171       1.40        0.80 - 2.15       0.96 -   2.36

   VT George Putnam Balanced
   2011..............  5,948   10.37 - 11.26      63,363       2.17        0.80 - 2.69       0.01 -   1.95
   2010..............  7,236   10.37 - 11.05      76,076       5.12        0.80 - 2.69       7.85 -   9.94
   2009..............  8,496    9.62 - 10.05      81,676       4.47        0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072       5.00        0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035       2.89        0.80 - 2.69      -1.78 -   0.14

   VT Global Asset Allocation
   2011..............  2,013   12.53 - 13.95      26,313       4.63        0.80 - 2.59      -2.99 -  -1.21
   2010..............  2,438   12.69 - 14.38      32,764       5.64        0.80 - 2.59      11.72 -  13.77
   2009..............  2,788   11.15 - 12.87      32,863       5.58        0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810       3.98        0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585       0.54        0.80 - 2.59       0.26 -   2.11

   VT Global Equity
   2011..............  2,226    5.10 -  7.51      16,534       2.10        0.80 - 2.15      -6.99 -  -5.71
   2010..............  2,785    5.49 -  7.96      21,878       2.20        0.80 - 2.15       7.48 -   8.96
   2009..............  3,494    5.10 -  7.31      25,105       0.00        0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593       2.58        0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911       2.20        0.80 - 2.15       6.67 -   8.15

   VT Global Health Care
   2011..............  1,982   12.02 - 13.31      23,902       0.87        0.80 - 2.49      -3.63 -  -1.97
   2010..............  2,434   12.47 - 13.58      30,167       1.95        0.80 - 2.49      -0.08 -   1.65
   2009..............  2,932   12.48 - 13.36      35,955       0.00        0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195       0.00        0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583       0.86        0.80 - 2.49      -3.09 -  -1.40

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Global Utilities
   2011..............  1,245  $10.91 - 16.18    $ 14,107       3.65%       0.80 - 2.69%     -7.95 -  -6.16%
   2010..............  1,528   11.63 - 17.58      18,568       4.00        0.80 - 2.69      -0.90 -   1.02
   2009..............  1,865   11.51 - 17.74      22,486       3.78        0.80 - 2.69       4.47 -   6.50
   2008..............  2,221   10.81 - 16.98      25,182       2.33        0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605       1.77        0.80 - 2.69      16.70 -  18.98

   VT Growth and Income
   2011.............. 14,617   10.96 - 11.88     141,861       1.30        0.70 - 2.69      -7.20 -  -5.31
   2010.............. 17,810   11.58 - 12.80     184,255       1.54        0.70 - 2.69      11.30 -  13.58
   2009.............. 21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
   2008.............. 25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12
   2007.............. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70

   VT Growth Opportunities
   2011..............  2,117    4.09 -  4.82       9,501       0.17        0.80 - 2.15      -6.18 -  -4.89
   2010..............  2,306    4.36 -  5.07      10,973       0.21        0.80 - 2.15      14.79 -  16.38
   2009..............  2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
   2008..............  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56

   VT High Yield
   2011..............  2,500   17.89 - 18.73      45,504       8.21        0.80 - 2.59      -0.87 -   0.94
   2010..............  3,100   18.05 - 18.56      56,454       7.51        0.80 - 2.59      11.09 -  13.13
   2009..............  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97

   VT Income
   2011..............  6,875   12.76 - 17.81     102,954       9.15        0.80 - 2.54       2.34 -   4.16
   2010..............  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54       7.08 -   8.99
   2009.............. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38

   VT International Equity
   2011..............  9,304    8.45 - 11.74      93,329       3.43        0.70 - 2.59     -19.08 - -17.51
   2010.............. 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59       1.61 -   9.26
   2009.............. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth
   2011..............  1,545  $ 6.02 -  9.33    $ 14,000      2.52%        0.80 - 2.15%    -19.66 - -18.55%
   2010..............  1,737    7.49 - 11.45      19,448      2.77         0.80 - 2.15       9.79 -  11.31
   2009..............  2,263    6.82 - 10.29      22,562      1.37         0.80 - 2.15      35.39 -  37.26
   2008..............  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007..............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30

   VT International Value
   2011..............  1,543    8.75 - 10.83      15,943      2.74         0.80 - 2.15     -15.63 - -14.47
   2010..............  1,943   10.37 - 12.66      23,612      3.26         0.80 - 2.15       4.82 -   6.27
   2009..............  2,451    9.90 - 11.92      28,222      0.00         0.80 - 2.15      23.48 -  25.18
   2008..............  2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45
   2007..............  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15

   VT Investors
   2011..............  6,981    7.46 - 11.84      53,722      1.15         0.80 - 2.44      -2.39 -  -0.76
   2010..............  8,264    7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
   2009.............. 10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
   2008.............. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93

   VT Money Market
   2011..............  8,989    9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
   2010.............. 10,950    9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
   2009.............. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97

   VT Multi-Cap Growth
   2011.............. 10,185    7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
   2010.............. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
   2009..............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89

   VT Multi-Cap Value
   2011..............    382   15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
   2010..............    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
   2009..............    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Research
   2011................  2,810  $ 9.22 - 12.75    $ 25,746      0.83%        0.80 - 2.34%     -4.04 -  -2.53%
   2010................  3,483    9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
   2009................  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008................  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007................  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25

   VT Small Cap Value
   2011................  2,623   12.06 - 13.65      43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
   2010................  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
   2009................  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008................  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007................  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33

   VT Vista
   2010 (ah)(ak).......     --     N/A -   N/A          --      0.02         0.80 - 2.69      10.72 -  12.28
   2009................  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008................  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007................  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97

   VT Voyager
   2011................ 11,845    7.12 - 12.48     107,441      0.00         0.70 - 2.69     -20.06 - -18.42
   2010................ 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
   2009................ 17,282    7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75
   2008................ 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007................ 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78

Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income
   2011................     74   12.87 - 13.59         994      3.62         1.35 - 1.85       3.70 -   4.23
   2010................     75   12.41 - 13.04         967      6.74         1.35 - 1.85       5.16 -   5.70
   2009................    102   11.81 - 12.34       1,237      8.60         1.35 - 1.85       7.62 -   8.16
   2008................     88   10.97 - 12.98         993      4.32         1.15 - 1.85     -11.87 - -11.23
   2007................    139   12.45 - 14.62       1,773      3.61         1.15 - 1.85       3.49 -   4.24

--------
(ah)For the period beginning January 01, 2010 and ended September 23, 2010
(ak)On September 24, 2010 VT Vista merged into VT Multi-Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Emerging Markets Equity
   2011................ 1,607   $16.60 - 24.25    $28,314       0.40%        0.70 - 2.20%    -20.00 - -18.79%
   2010................ 1,868    20.44 - 30.31     41,174       0.58         0.70 - 2.20      16.44 -  18.19
   2009................ 1,949    17.30 - 26.03     36,845       0.00         0.70 - 2.20      66.15 -  68.66
   2008................ 1,971    10.25 - 15.67     22,242       0.00         0.70 - 2.20     -57.57 - -56.93
   2007................ 2,502    23.81 - 36.93     66,623       0.44         0.70 - 2.20      37.38 -  39.47

   Van Kampen UIF Global Tactical Asset Allocation Portfolio
   2011................ 1,320    10.33 - 11.78     12,723       1.31         0.70 - 2.20      -5.77 -  -4.35
   2010................ 1,623    10.80 - 12.50     16,486       2.90         0.70 - 2.20       3.39 -   4.95
   2009................ 1,980    10.29 - 12.09     19,324       2.82         0.70 - 2.20      29.65 -  31.61
   2008................ 2,242     7.82 -  9.33     16,897       3.22         0.70 - 2.20     -45.83 - -45.01
   2007................ 2,797    14.22 - 17.22     38,584       1.49         0.70 - 2.20      12.08 -  13.79

   Van Kampen UIF Growth (ad)
   2011................ 2,255    10.11 - 13.02     24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
   2010................ 2,712    10.48 - 13.77     30,980       0.12         0.70 - 2.69      19.56 -  22.00
   2009................ 3,168     8.59 - 11.51     30,116       0.00         0.70 - 2.69      61.10 -  64.40
   2008................ 3,844     5.22 -  7.15     22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007................ 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 -  21.05

   Van Kampen UIF Mid Cap Growth
   2011................ 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
   2010................ 1,218    18.99 - 20.99     23,536       0.00         0.70 - 2.30      29.31 -  31.39
   2009................ 1,424    14.68 - 15.97     21,180       0.00         0.70 - 2.30      54.08 -  56.56
   2008................ 1,674     9.53 - 10.20     16,010       0.81         0.70 - 2.30     -47.98 - -47.14
   2007................ 2,085    18.32 - 19.30     38,132       0.00         0.70 - 2.30      19.86 -  21.81

   Van Kampen UIF U.S. Real Estate
   2011................   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30       3.52 -   5.18
   2010................   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30      27.01 -  29.06
   2009................ 1,134    15.32 - 26.22     23,487       2.84         0.70 - 2.30      25.43 -  27.46
   2008................ 1,251    12.21 - 20.57     20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................ 1,726    20.13 - 33.35     46,609       1.16         0.70 - 2.30     -18.97 - -17.65

--------
(ad) Previously known as Van Kampen UIF Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2011...................   782   $19.26 - 21.05    $ 17,195      3.46%        1.29 - 2.59%      4.12 -   5.51%
   2010................... 1,023    18.26 - 20.22      21,338      4.20         1.29 - 2.59     -12.16 -   6.90
   2009................... 1,148    16.86 - 18.91      22,075      7.70         1.29 - 2.59      26.74 -  28.43
   2008................... 1,264    14.92 - 16.19      18,942      7.44         1.29 - 2.59     -17.18 - -16.08
   2007................... 1,611    15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01

   Van Kampen UIF Emerging Markets Equity (Class II)
   2011...................   422    27.18 - 30.49      12,492      0.36         1.29 - 2.59     -20.35 - -19.29
   2010...................   511    34.13 - 37.78      18,755      0.56         1.29 - 2.59      15.87 -  17.41
   2009...................   593    29.46 - 32.18      18,635      0.00         1.29 - 2.59      65.71 -  67.92
   2008...................   654    17.78 - 19.16      12,286      0.00         1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679      0.41         1.29 - 2.59      36.80 -  38.64

   Van Kampen UIF Global Franchise (Class II)
   2011................... 2,988    17.38 - 18.99      56,372      3.31         1.29 - 2.59       6.23 -   7.65
   2010................... 3,715    16.15 - 17.87      65,406      0.54         1.29 - 2.59      11.10 -  12.58
   2009................... 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................... 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36

   Van Kampen UIF Growth (Class II) (ae)
   2011...................   509    14.25 - 14.67       7,708      0.00         1.29 - 2.59      -5.55 -  -4.29
   2010...................   633    14.89 - 15.53      10,101      0.00         1.29 - 2.59      19.44 -  21.03
   2009...................   756    12.30 - 13.00      10,008      0.00         1.29 - 2.59      60.87 -  63.02
   2008...................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09

   Van Kampen UIF Mid Cap Growth (Class II)
   2011................... 1,641    11.63 - 20.65      26,252      0.25         1.29 - 2.59      -9.58 -  -8.37
   2010................... 2,000    12.70 - 22.84      35,651      0.00         1.29 - 2.59      28.85 -  30.56
   2009................... 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................... 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02

   Van Kampen UIF Small Company Growth (Class II)
   2011...................   601    17.08 - 19.16      11,112      4.01         1.29 - 2.59     -11.08 -  -9.89
   2010...................   752    19.20 - 21.26      15,510      0.00         1.29 - 2.59      23.28 -  24.93
   2009...................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................... 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2011................... 1,894   $22.71 - 22.98    $45,526       0.54%        1.29 - 2.59%      2.93 -   4.30%
   2010................... 2,367    21.78 - 22.14     54,626       1.97         1.29 - 2.69      26.05 -  27.86
   2009................... 2,830    17.03 - 17.56     51,314       2.71         1.29 - 2.69      25.03 -  26.84
   2008................... 3,317    14.05 - 15.33     47,539       2.88         1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31     88,472       1.01         1.29 - 2.69     -19.51 - -18.35

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                        -----------------------
                                                                                         2011    2010     2009
($ IN MILLIONS)                                                                         ------  ------  -------
REVENUES
   Premiums (net of reinsurance ceded of $447, $485 and $528)                           $  624  $  592  $   581
   Contract charges (net of reinsurance ceded of $283, $291 and $278)                    1,008     991      952
   Net investment income                                                                 2,637   2,760    2,974
   Realized capital gains and losses:
       Total other-than-temporary impairment losses                                       (279)   (591)  (1,592)
       Portion of loss recognized in other comprehensive income                            (14)    (45)     316
                                                                                        ------  ------  -------
          Net other-than-temporary impairment losses recognized in earnings               (293)   (636)  (1,276)
       Sales and other realized capital gains and losses                                   683     123      856
                                                                                        ------  ------  -------
          Total realized capital gains and losses                                          390    (513)    (420)
                                                                                        ------  ------  -------
                                                                                         4,659   3,830    4,087
                                                                                        ------  ------  -------
COSTS AND EXPENSES
   Contract benefits (net of reinsurance ceded of $631, $673 and $601)                   1,502   1,496    1,402
   Interest credited to contractholder funds (net of reinsurance ceded of $27,
     $32 and $32)                                                                        1,608   1,764    2,076
   Amortization of deferred policy acquisition costs                                       513     272      888
   Operating costs and expenses                                                            316     329      321
   Restructuring and related charges                                                         1      (3)      24
   Interest expense                                                                         45      44       42
                                                                                        ------  ------  -------
                                                                                         3,985   3,902    4,753
                                                                                        ------  ------  -------
Gain on disposition of operations                                                            7       6        7
                                                                                        ------  ------  -------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)                          681     (66)    (659)
Income tax expense (benefit)                                                               221     (38)    (112)
                                                                                        ------  ------  -------
NET INCOME (LOSS)                                                                          460     (28)    (547)
                                                                                        ------  ------  -------
OTHER COMPREHENSIVE INCOME, AFTER-TAX
   Change in unrealized net capital gains and losses                                       250   1,283    1,899
   Change in unrealized foreign currency translation adjustments                            (1)     --       --
                                                                                        ------  ------  -------
       OTHER COMPREHENSIVE INCOME, AFTER-TAX                                               249   1,283    1,899
                                                                                        ------  ------  -------
COMPREHENSIVE INCOME                                                                    $  709  $1,255  $ 1,352
                                                                                        ======  ======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                         ----------------
                                                                                           2011     2010
($ IN MILLIONS, EXCEPT PAR VALUE DATA)                                                   -------  -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $43,481 and $47,486)           $45,428  $48,214
   Mortgage loans                                                                          6,546    6,553
   Equity securities, at fair value (cost $143 and $164)                                     179      211
   Limited partnership interests                                                           1,612    1,272
   Short-term, at fair value (amortized cost $593 and $1,257)                                593    1,257
   Policy loans                                                                              833      841
   Other                                                                                   1,086    1,094
                                                                                         -------  -------
       Total investments                                                                  56,277   59,442
Cash                                                                                         310      118
Deferred policy acquisition costs                                                          2,588    2,982
Reinsurance recoverables                                                                   4,457    4,277
Accrued investment income                                                                    520      522
Other assets                                                                                 406      420
Separate Accounts                                                                          6,984    8,676
                                                                                         -------  -------
          TOTAL ASSETS                                                                   $71,542  $76,437
                                                                                         =======  =======
LIABILITIES
Contractholder funds                                                                     $41,669  $46,458
Reserve for life-contingent contract benefits                                             13,709   12,752
Unearned premiums                                                                             23       27
Payable to affiliates, net                                                                    97      118
Other liabilities and accrued expenses                                                     1,043    1,454
Deferred income taxes                                                                        971      643
Notes due to related parties                                                                 700      677
Separate Accounts                                                                          6,984    8,676
                                                                                         -------  -------
          TOTAL LIABILITIES                                                               65,196   70,805
                                                                                         -------  -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
  authorized, none issued                                                                     --       --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
  authorized, none issued                                                                     --       --
Common stock, $227 par value, 23,800 shares authorized and outstanding                         5        5
Additional capital paid-in                                                                 3,190    3,189
Retained income                                                                            2,377    1,913
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital losses on fixed income securities with OTTI                   (103)    (100)
       Other unrealized net capital gains and losses                                       1,380      587
       Unrealized adjustment to DAC, DSI and insurance reserves                             (502)      38
                                                                                         -------  -------
          Total unrealized net capital gains and losses                                      775      525
       Unrealized foreign currency translation adjustments                                    (1)      --
                                                                                         -------  -------
          Total accumulated other comprehensive income                                       774      525
                                                                                         -------  -------
          TOTAL SHAREHOLDER'S EQUITY                                                       6,346    5,632
                                                                                         -------  -------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $71,542  $76,437
                                                                                         =======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------
                                                                        2011    2010     2009
($ IN MILLIONS)                                                        ------  ------  -------
COMMON STOCK                                                           $    5  $    5  $     5
                                                                       ------  ------  -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                              3,189   3,189    2,475
Gain on purchase of investments from affiliate (see Note 4)                 1      --       --
Capital contributions                                                      --      --      697
Forgiveness of payable due to parent (see Note 4)                          --      --       17
                                                                       ------  ------  -------
Balance, end of year                                                    3,190   3,189    3,189
                                                                       ------  ------  -------
RETAINED INCOME
Balance, beginning of year                                              1,913   1,969    2,066
Net income (loss)                                                         460     (28)    (547)
Forgiveness of payable due to parent (see Note 4)                           4      --        5
Cumulative effect of change in accounting principle                        --     (28)     481
Loss on transfers of investments to/from parent (see Note 4)               --      --      (36)
                                                                       ------  ------  -------
Balance, end of year                                                    2,377   1,913    1,969
                                                                       ------  ------  -------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                525    (777)  (2,337)
Change in unrealized net capital gains and losses                         250   1,283    1,899
Change in unrealized foreign currency translation adjustments              (1)     --       --
Cumulative effect of change in accounting principle                        --      19     (339)
                                                                       ------  ------  -------
Balance, end of year                                                      774     525     (777)
                                                                       ------  ------  -------
TOTAL SHAREHOLDER'S EQUITY                                             $6,346  $5,632  $ 4,386
                                                                       ======  ======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                          ----------------------------
                                                                                            2011      2010      2009
($ IN MILLIONS)                                                                           --------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                         $    460  $    (28) $   (547)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization and other non-cash items                                                       (61)     (144)     (277)
   Realized capital gains and losses                                                          (390)      513       420
   Gain on disposition of operations                                                            (7)       (6)       (7)
   Interest credited to contractholder funds                                                 1,608     1,764     2,076
   Changes in:
       Policy benefit and other insurance reserves                                            (568)     (343)     (446)
       Unearned premiums                                                                        (4)       (3)       (2)
       Deferred policy acquisition costs                                                       195      (111)      485
       Reinsurance recoverables, net                                                          (259)     (365)     (236)
       Income taxes                                                                            159       601       412
       Other operating assets and liabilities                                                  (46)       74       (29)
                                                                                          --------  --------  --------
          Net cash provided by operating activities                                          1,087     1,952     1,849
                                                                                          --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                  11,490    10,666    13,621
   Equity securities                                                                            70        92        35
   Limited partnership interests                                                               175       110        78
   Mortgage loans                                                                               97       112       335
   Other investments                                                                           153        82       485
Investment collections
   Fixed income securities                                                                   3,072     2,800     3,652
   Mortgage loans                                                                              692     1,051     1,695
   Other investments                                                                            93       109       105
Investment purchases
   Fixed income securities                                                                 (10,002)  (11,361)  (16,720)
   Equity securities                                                                           (14)      (54)     (102)
   Limited partnership interests                                                              (397)     (276)     (209)
   Mortgage loans                                                                             (820)      (98)      (18)
   Other investments                                                                          (340)     (133)      (26)
Change in short-term investments, net                                                          463       266     2,275
Change in other investments, net                                                              (280)     (159)     (193)
                                                                                          --------  --------  --------
          Net cash provided by investing activities                                          4,452     3,207     5,013
                                                                                          --------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits                                                                 1,871     2,343     3,340
Contractholder fund withdrawals                                                             (7,218)   (7,525)  (10,400)
Repayment of note due to related party                                                          --        (4)       --
Capital contributions                                                                           --        --       250
                                                                                          --------  --------  --------
          Net cash used in financing activities                                             (5,347)   (5,186)   (6,810)
                                                                                          --------  --------  --------
NET INCREASE (DECREASE) IN CASH                                                                192       (27)       52
CASH AT BEGINNING OF YEAR                                                                      118       145        93
                                                                                          --------  --------  --------
CASH AT END OF YEAR                                                                       $    310  $    118  $    145
                                                                                          ========  ========  ========

                See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

   The Company sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal individual products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate. The institutional product line, which the Company most recently offered in 2008, consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

                                                        2011   2010   2009
($ IN MILLIONS)                                        ------ ------ ------
PREMIUMS
   Traditional life insurance                          $  420 $  399 $  387
   Immediate annuities with life contingencies            106     97    102
   Accident and health insurance                           98     96     92
                                                       ------ ------ ------
       TOTAL PREMIUMS                                     624    592    581
CONTRACT CHARGES
   Interest-sensitive life insurance                      975    952    907
   Fixed annuities                                         33     39     45
                                                       ------ ------ ------
       TOTAL CONTRACT CHARGES                           1,008    991    952
                                                       ------ ------ ------
          TOTAL PREMIUMS AND CONTRACT CHARGES          $1,632 $1,583 $1,533
                                                       ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2011, the top geographic locations for statutory premiums and annuity considerations were California, Nebraska, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent agents (including master brokerage agencies), specialized structured settlement brokers and directly through call centers and the internet.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, derivatives and notes due from related party. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Derivatives are carried at fair value. Notes due from related party are carried at outstanding principal balances.

   Investment income primarily consists of interest, dividends, income from cost method limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis. Income from EMA limited partnership interests is recognized based on the Company's share of the earnings of the partnerships, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

   The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). The Company recognizes other-than-temporary impairment losses on equity securities in earnings when the decline in fair value is considered other than temporary including when the Company does not have the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, foreign currency swaps and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

SECURITIES LOANED

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments and fixed income securities. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $13 million and $15 million as of December 31, 2011 and 2010, respectively. Amortization expense of the present value of future profits was $2 million, $1 million and $3 million in 2011, 2010 and 2009, respectively.

REINSURANCE

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2011 and 2010. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2011 or 2010.

INCOME TAXES

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses on certain investments, differences in tax bases of invested assets and insurance reserves. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and
Note 11).

ADOPTED ACCOUNTING STANDARDS

Consolidation Analysis Considering Investments Held through Separate Accounts

   In April 2010, the Financial Accounting Standards Board ("FASB") issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The adoption of this guidance as of January 1, 2011 had no impact on the Company's results of operations or financial position.

Disclosure of Supplementary Pro Forma Information for Business Combinations

   In December 2010, the FASB issued disclosure guidance for entities that enter into material business combinations. The guidance specifies that if an entity presents comparative financial statements, it should disclose pro forma revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination. The Company will apply the guidance to any material business combinations entered into on or after January 1, 2011.

Criteria for Classification as a Troubled Debt Restructuring ("TDR")

   In April 2011, the FASB issued clarifying guidance related to determining whether a loan modification or restructuring should be classified as a TDR. The additional guidance provided pertains to the two criteria used to determine whether a TDR exists, whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. The guidance related to the identification of a TDR is to be applied retrospectively to the beginning of the annual period of adoption. The measurement of impairment on a TDR identified under this guidance is effective prospectively. Additional disclosures about TDRs of financing receivables are also required. The adoption of this guidance as of July 1, 2011 did not have a material effect on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

   In October 2010, the FASB issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance contracts. The guidance specifies that the costs must be directly related to the successful acquisition of insurance contracts. The guidance also specifies that advertising costs should be included as deferred acquisition costs only when the direct-response advertising accounting criteria are met. The new guidance is effective for reporting periods beginning after December 15, 2011. The Company will adopt the new guidance retrospectively. Upon adoption on January 1, 2012, the DAC balance will be reduced by an estimated $423 million with a corresponding decrease to shareholder's equity of an estimated $279 million, net of taxes. In future periods, operating costs and expenses will increase since a lower amount of acquisition costs will be capitalized, which will be partially offset by a decrease in amortization of DAC due to the retrospective reduction of the DAC balance.

Criteria for Determining Effective Control for Repurchase Agreements

   In April 2011, the FASB issued guidance modifying the assessment criteria of effective control for repurchase agreements. The new guidance removes the criteria requiring an entity to have the ability to repurchase or redeem financial assets on substantially the agreed terms and the collateral maintenance guidance related to that criteria. The guidance is to be applied prospectively to transactions or modifications of existing transactions that occur during reporting periods beginning on or after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Amendments to Fair Value Measurement and Disclosure Requirements

   In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Presentation of Comprehensive Income

   In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The guidance is effective for reporting periods beginning after December 15, 2011 and is to be applied retrospectively. The new guidance affects presentation only and will have no impact on the Company's results of operations or financial position.

Disclosures about Offsetting Assets and Liabilities for Financial Instruments and Derivative Instruments

   In December 2011, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for financial instruments and derivative instruments that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

3. SUPPLEMENTAL CASH FLOW INFORMATION

   Non-cash investment exchanges, including modifications of certain mortgage loans (primarily refinances at maturity with no concessions granted to the borrower), fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities, totaled $486 million, $621 million and $372 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $220 million, $461 million and $449 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $43 million, $4 million and $168 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                2011   2010   2009
($ IN MILLIONS)                                -----  -----  -----
NET CHANGE IN PROCEEDS MANAGED
Net change in short-term investments           $ 202  $ 152  $(277)
                                               -----  -----  -----
   Operating cash flow provided (used)         $ 202  $ 152  $(277)
                                               =====  =====  =====
NET CHANGE IN LIABILITIES
Liabilities for collateral, beginning of year  $(465) $(617) $(340)
Liabilities for collateral, end of year         (263)  (465)  (617)
                                               -----  -----  -----
   Operating cash flow (used) provided         $(202) $(152) $ 277
                                               =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. In 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payables reflect non-cash financing activities.

   In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4).

4. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $399 million, $404 million and $435 million in 2011, 2010 and 2009, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

   The Company issued $56 million, $54 million and $49 million of structured settlement annuities, a type of immediate annuity, in 2011, 2010 and 2009, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $11 million and $6 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2011, 2010 and 2009, respectively.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001.

ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.79 billion and $4.83 billion as of December 31, 2011 and 2010, respectively.

BROKER-DEALER AGREEMENT

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $15 million, $10 million and $10 million in 2011, 2010 and 2009, respectively.

REINSURANCE TRANSACTIONS

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 9.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

NOTES DUE TO RELATED PARTIES

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                2011 2010
($ IN MILLIONS)                                 ---- ----
7.00% Note, due 2017, to AHL                    $  1 $  2
5.80% Note, due 2018, to AHL                       3   --
5.75% Note, due 2018, to AIC                      10   --
5.75% Note, due 2018, to AIC                       4   --
6.35% Note, due 2018, to AIC                       7   --
7.00% Surplus Note, due 2028, to AIC /(1)/       400  400
6.74% Surplus Note, due 2029, to Kennett /(1)/    25   25
5.06% Surplus Note, due 2035, to Kennett /(1)/   100  100
6.18% Surplus Note, due 2036, to Kennett /(1)/   100  100
5.93% Surplus Note, due 2038, to Kennett /(1)/    50   50
                                                ---- ----
   Total notes due to related parties           $700 $677
                                                ==== ====

--------
/(1)/ No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2011 and 2010 on all notes except the $400 million note for which approval was not sought in 2010.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In 2011, 2010 and 2009, the Company recorded net investment income on these notes of $15 million, $15 million and $14 million, respectively. In 2011, 2010 and 2009, the Company incurred $16 million, $16 million and $14 million, respectively, of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In each of 2011, 2010 and 2009, the Company incurred interest expense on this surplus note of $28 million.

   In March 2010, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AHL, an unconsolidated affiliate of ALIC, RBI purchased from AHL mortgage loans with a fair value of $6 million on the date of sale and issued a 7.00% note due
March 26, 2017 to AHL for the same amount. In 2011 and 2010, RBI repaid $1 million and $4 million, respectively, of principal on this note. In June 2011, RBI purchased from AHL mortgage loans with a fair value of $3 million on the date of sale and issued a 5.80% note due June 17, 2018 to AHL for the same amount. Since the transactions were between affiliates under common control, the mortgage loans were recorded by RBI at AHL's carrying value on the date of sale. The mortgage loans that were purchased were impaired loans; therefore, their carrying value on the date of sale equaled fair value. In each of 2011 and 2010, the Company incurred interest expense on these notes of $0.2 million.

   In March 2011, in accordance with an asset purchase agreement between RBI and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2011, the Company incurred interest expense on these notes of $0.7 million.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENTS

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2011 or 2010.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2011 or 2010.

   On December 20, 2010, AHL entered into a Revolving Loan Credit Agreement ("Credit Agreement") with RBI, a consolidated subsidiary of ALIC, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2011 or 2010.

INVESTMENT PURCHASES AND SALES

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase commercial loans issued to insurance agents of AIC ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate
Bank's carrying value was recorded as an increase to additional capital paid-in.

   In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. The loss on sale of $20 million after-tax ($30 million pre-tax) was recorded as a decrease to retained income since the sale of the investments was between affiliates under common control.

CAPITAL CONTRIBUTIONS

   In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

   In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in.

   The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2011, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

PENSION AND POSTRETIREMENT BENEFIT PLANS

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

   Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.

5. INVESTMENTS

FAIR VALUES

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                             GROSS UNREALIZED
                                   AMORTIZED ----------------  FAIR
                                     COST    GAINS    LOSSES   VALUE
($ IN MILLIONS)                    --------- ------  -------  -------
DECEMBER 31, 2011
U.S. government and agencies        $ 2,502  $  241  $    --  $ 2,743
Municipal                             4,380     426     (114)   4,692
Corporate                            28,496   2,234     (326)  30,404
Foreign government                      927     142       (1)   1,068
RMBS                                  2,954      74     (314)   2,714
CMBS                                  1,862      45     (224)   1,683
ABS                                   2,345      44     (281)   2,108
Redeemable preferred stock               15       1       --       16
                                    -------  ------  -------  -------
   Total fixed income securities    $43,481  $3,207  $(1,260) $45,428
                                    =======  ======  =======  =======
DECEMBER 31, 2010
U.S. government and agencies        $ 3,258  $  245  $    (9) $ 3,494
Municipal                             5,179      88     (294)   4,973
Corporate                            27,509   1,510     (369)  28,650
Foreign government                    1,962     303       (8)   2,257
RMBS                                  4,674     132     (451)   4,355
CMBS                                  2,121      56     (274)   1,903
ABS                                   2,768      88     (289)   2,567
Redeemable preferred stock               15      --       --       15
                                    -------  ------  -------  -------
   Total fixed income securities    $47,486  $2,422  $(1,694) $48,214
                                    =======  ======  =======  =======

SCHEDULED MATURITIES

   The scheduled maturities for fixed income securities are as follows as of December 31, 2011:

                                        AMORTIZED  FAIR
                                          COST     VALUE
($ IN MILLIONS)                         --------- -------
Due in one year or less                  $ 1,604  $ 1,626
Due after one year through five years     10,954   11,434
Due after five years through ten years    13,476   14,573
Due after ten years                       12,148   12,973
                                         -------  -------
                                          38,182   40,606
RMBS and ABS                               5,299    4,822
                                         -------  -------
   Total                                 $43,481  $45,428
                                         =======  =======

   Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

                                        2011    2010    2009
($ IN MILLIONS)                        ------  ------  ------
Fixed income securities                $2,264  $2,476  $2,595
Mortgage loans                            345     377     488
Equity securities                           7       5       5
Limited partnership interests              49      21       8
Short-term investments                      3       3      13
Other                                      71     (16)    (39)
                                       ------  ------  ------
   Investment income, before expense    2,739   2,866   3,070
   Investment expense                    (102)   (106)    (96)
                                       ------  ------  ------
       Net investment income           $2,637  $2,760  $2,974
                                       ======  ======  ======

REALIZED CAPITAL GAINS AND LOSSES

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                        2011   2010   2009
($ IN MILLIONS)                        -----  -----  -----
Fixed income securities                $ 539  $(370) $(255)
Mortgage loans                           (23)   (71)  (143)
Equity securities                         14     36    (21)
Limited partnership interests             62     17   (283)
Derivatives                             (203)  (124)   357
Other                                      1     (1)   (75)
                                       -----  -----  -----
   Realized capital gains and losses   $ 390  $(513) $(420)
                                       =====  =====  =====

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                            2011   2010    2009
($ IN MILLIONS)                                            -----  -----  -------
Impairment write-downs                                     $(242) $(494) $(1,009)
Change in intent write-downs                                 (51)  (142)    (267)
                                                           -----  -----  -------
   Net other-than-temporary impairment losses recognized
     in earnings                                            (293)  (636)  (1,276)
Sales                                                        823    215      637
Valuation of derivative instruments                         (224)   (94)     315
Settlements of derivative instruments                         22    (31)      41
EMA limited partnership income                                62     33     (137)
                                                           -----  -----  -------
   Realized capital gains and losses                       $ 390  $(513) $  (420)
                                                           =====  =====  =======

   Gross gains of $835 million, $454 million and $931 million and gross losses of $124 million, $343 million and $267 million were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                                    2011                   2010                     2009
                                           ---------------------  ---------------------  -------------------------
                                                  INCLUDED               INCLUDED                 INCLUDED
                                           GROSS   IN OCI   NET   GROSS   IN OCI   NET    GROSS    IN OCI    NET
($ IN MILLIONS)                            -----  -------- -----  -----  -------- -----  -------  -------- -------
Fixed income securities:
   Municipal                               $ (14)   $ (3)  $ (17) $(101)   $ 17   $ (84) $   (25)   $ --   $   (25)
   Corporate                                 (28)      6     (22)   (51)      1     (50)    (188)    (11)     (199)
   Foreign government                         --      --      --     --      --      --      (17)     --       (17)
   RMBS                                     (111)    (20)   (131)  (236)    (20)   (256)    (434)    251      (183)
   CMBS                                      (66)      1     (65)   (93)    (27)   (120)    (411)    102      (309)
   ABS                                        (8)      2      (6)   (13)    (16)    (29)    (201)    (26)     (227)
                                           -----    ----   -----  -----    ----   -----  -------    ----   -------
       Total fixed income securities        (227)    (14)   (241)  (494)    (45)   (539)  (1,276)    316      (960)
Mortgage loans                               (33)     --     (33)   (71)     --     (71)    (102)     --      (102)
Equity securities                             (5)     --      (5)    --      --      --      (29)     --       (29)
Limited partnership interests                 (3)     --      (3)   (23)     --     (23)    (148)     --      (148)
Other                                        (11)     --     (11)    (3)     --      (3)     (37)     --       (37)
                                           -----    ----   -----  -----    ----   -----  -------    ----   -------
   Other-than-temporary impairment
     losses                                $(279)   $(14)  $(293) $(591)   $(45)  $(636) $(1,592)   $316   $(1,276)
                                           =====    ====   =====  =====    ====   =====  =======    ====   =======

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $90 million and $213 million as of December 31, 2011 and 2010, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                     DECEMBER 31, DECEMBER 31,
                         2011         2010
($ IN MILLIONS)      ------------ ------------
Municipal               $  (5)       $ (17)
Corporate                  (6)          (1)
RMBS                     (198)        (258)
CMBS                      (19)         (49)
ABS                       (21)         (41)
                        -----        -----
   Total                $(249)       $(366)
                        =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                                                                            2011   2010    2009
($ IN MILLIONS)                                                                                            -----  -----  -------
Beginning balance                                                                                          $(701) $(808) $    --
Beginning balance of cumulative credit loss for securities held as of April 1, 2009                           --     --   (1,059)
Cumulative effect of change in accounting principle                                                           --     81       --
Additional credit loss for securities previously other-than-temporarily impaired                             (76)  (221)    (111)
Additional credit loss for securities not previously other-than-temporarily impaired                        (114)  (183)    (411)
Reduction in credit loss for securities disposed or collected                                                288    399      773
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not
  will be required to sell                                                                                    13     27       --
Change in credit loss due to accretion of increase in cash flows                                               9      4       --
                                                                                                           -----  -----  -------
Ending balance                                                                                             $(581) $(701) $  (808)
                                                                                                           =====  =====  =======

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                 GROSS UNREALIZED UNREALIZED NET
                                                         FAIR    ---------------- --------------
($ IN MILLIONS)                                          VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2011                                       -------  ------  -------  --------------
Fixed income securities                                 $45,428  $3,207  $(1,260)     $1,947
Equity securities                                           179      38       (2)         36
Short-term investments                                      593      --       --          --
Derivative instruments /(1)/                                (12)      3      (15)        (12)
EMA limited partnership interests /(2)/                                                    1
                                                                                      ------
   Unrealized net capital gains and losses, pre-tax                                    1,972
Amounts recognized for:
   Insurance reserves /(3)/                                                             (637)
   DAC and DSI /(4)/                                                                    (135)
                                                                                      ------
       Amounts recognized                                                               (772)
   Deferred income taxes                                                                (425)
                                                                                      ------
   Unrealized net capital gains and losses, after-tax                                 $  775
                                                                                      ======

--------
/(1)/ Included in the fair value of derivative instruments are $(5) million classified as assets and $7 million classified as liabilities.
/(2)/ Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/ The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/ The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                          GROSS UNREALIZED UNREALIZED NET
                                                                  FAIR    ---------------- --------------
                                                                  VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2010                                                -------  ------  -------  --------------
Fixed income securities                                          $48,214  $2,422  $(1,694)     $ 728
Equity securities                                                    211      48       (1)        47
Short-term investments                                             1,257      --       --         --
Derivative instruments /(1)/                                         (17)      2      (19)       (17)
                                                                                               -----
   Unrealized net capital gains and losses, pre-tax                                              758
Amounts recognized for:
   Insurance reserves                                                                            (41)
   DAC and DSI                                                                                    98
                                                                                               -----
       Amounts recognized                                                                         57
   Deferred income taxes                                                                        (290)
                                                                                               -----
   Unrealized net capital gains and losses, after-tax                                          $ 525
                                                                                               =====

--------
/(1)/ Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                                  2011    2010     2009
($ IN MILLIONS)                                                  ------  ------  -------
Fixed income securities                                          $1,219  $2,912  $ 4,506
Equity securities                                                   (11)     23       48
Short-term investments                                               --      --       (3)
Derivative instruments                                                5       1      (32)
EMA limited partnership interests                                     1      --       --
                                                                 ------  ------  -------
       Total                                                      1,214   2,936    4,519
Amounts recognized for:
   Insurance reserves                                              (596)    (41)     378
   DAC and DSI                                                     (233)   (892)  (2,503)
                                                                 ------  ------  -------
       Amounts recognized                                          (829)   (933)  (2,125)
   Deferred income taxes                                           (135)   (701) $  (834)
                                                                 ------  ------  -------
   Increase in unrealized net capital gains and losses           $  250  $1,302  $ 1,560
                                                                 ======  ======  =======

PORTFOLIO MONITORING

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the

Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                          LESS THAN 12 MONTHS          12 MONTHS OR MORE
                                                      --------------------------  --------------------------    TOTAL
                                                       NUMBER   FAIR   UNREALIZED  NUMBER   FAIR   UNREALIZED UNREALIZED
                                                      OF ISSUES VALUE    LOSSES   OF ISSUES VALUE    LOSSES     LOSSES
($ IN MILLIONS)                                       --------- ------ ---------- --------- ------ ---------- ----------
DECEMBER 31, 2011
Fixed income securities
   Municipal                                               8    $   67   $  (7)       97    $  624  $  (107)   $  (114)
   Corporate                                             226     2,025     (72)      100     1,207     (254)      (326)
   Foreign government                                      7        41      (1)        1         1       --         (1)
   RMBS                                                  140       152      (4)      161       809     (310)      (314)
   CMBS                                                   42       361     (47)       68       488     (177)      (224)
   ABS                                                    32       255     (13)      107     1,010     (268)      (281)
   Redeemable preferred stock                              1        --      --        --        --       --         --
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456     2,901    (144)      534     4,139   (1,116)    (1,260)
Equity securities                                          3        35      (2)       --        --       --         (2)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          459    $2,936   $(146)      534    $4,139  $(1,116)   $(1,262)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 351    $2,439   $(111)      328    $2,869  $  (626)   $  (737)
Below investment grade fixed income securities           105       462     (33)      206     1,270     (490)      (523)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456    $2,901   $(144)      534    $4,139  $(1,116)   $(1,260)
                                                         ===    ======   =====       ===    ======  =======    =======
DECEMBER 31, 2010
Fixed income securities
   U.S. government and agencies                           13    $  348   $  (9)       --    $   --  $    --    $    (9)
   Municipal                                             142     1,718     (55)      170     1,145     (239)      (294)
   Corporate                                             340     3,805    (144)      143     1,951     (225)      (369)
   Foreign government                                     16       191      (8)        1        10       --         (8)
   RMBS                                                  108       143      (3)      246     1,266     (448)      (451)
   CMBS                                                   11       123      (2)      114       836     (272)      (274)
   ABS                                                    33       262      (4)      130     1,288     (285)      (289)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     663     6,590    (225)      804     6,496   (1,469)    (1,694)
Equity securities                                          3        17      (1)       --        --       --         (1)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          666    $6,607   $(226)      804    $6,496  $(1,469)   $(1,695)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 600    $6,222   $(209)      559    $4,853  $  (782)   $  (991)
Below investment grade fixed income securities            63       368     (16)      245     1,643     (687)      (703)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     663    $6,590   $(225)      804    $6,496  $(1,469)   $(1,694)
                                                         ===    ======   =====       ===    ======  =======    =======

   As of December 31, 2011, $352 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $352 million, $274 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa,

Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

   As of December 31, 2011, the remaining $910 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $463 million of these unrealized losses were evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $910 million, $447 million are related to below investment grade fixed income securities. Of these amounts, $305 million of the below investment grade fixed income securities had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2011. Unrealized losses on below investment grade securities are principally related to RMBS, CMBS and ABS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations.

   RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2011, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIPS

   As of December 31, 2011 and 2010, the carrying value of equity method limited partnership interests totaled $858 million and $610 million, respectively. The Company recognizes an impairment loss for equity method investments when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. In 2011, 2010 and 2009, the Company had write-downs related to equity method limited partnership interests of $1 million, $1 million and $5 million, respectively.

   As of December 31, 2011 and 2010, the carrying value for cost method limited partnership interests was $754 million and $662 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2011, 2010 and 2009, the Company had write-downs related to cost method investments of $2 million, $22 million and $143 million, respectively.

MORTGAGE LOANS

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $6.55 billion as of both December 31, 2011 and 2010. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                              2011  2010
(% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE) ----  ----
California                                    22.8% 23.5%
Illinois                                       8.9   9.3
New Jersey                                     7.0   6.6
New York                                       6.3   6.7
Texas                                          5.7   5.3
Pennsylvania                                   5.6   5.6
Massachusetts                                  5.0   4.1

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                               2011   2010
(% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE) -----  -----
Office buildings                               29.0%  32.0%
Retail                                         26.0   27.5
Warehouse                                      20.1   21.8
Apartment complex                              16.6   12.8
Other                                           8.3    5.9
                                              -----  -----
   Total                                      100.0% 100.0%
                                              =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2011, excluding $43 million of mortgage loans in the process of foreclosure, are as follows:

                                          NUMBER  CARRYING
                                         OF LOANS  VALUE   PERCENT
($ IN MILLIONS)                          -------- -------- -------
2012                                        56     $  554     8.5%
2013                                        58        454     7.0
2014                                        69        913    14.0
2015                                        64        937    14.4
Thereafter                                 349      3,645    56.1
                                           ---     ------   -----
   Total                                   596     $6,503   100.0%
                                           ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Mortgage loan valuation allowances are charged off when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2011.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31:

                                                    2011                            2010
                                       ------------------------------- -------------------------------
                                       FIXED RATE VARIABLE RATE        FIXED RATE VARIABLE RATE
($ IN MILLIONS)                         MORTGAGE    MORTGAGE            MORTGAGE    MORTGAGE
DEBT SERVICE COVERAGE                    LOANS        LOANS     TOTAL    LOANS        LOANS     TOTAL
RATIO DISTRIBUTION                     ---------- ------------- ------ ---------- ------------- ------
Below 1.0                                $  345       $ --      $  345   $  275       $ --      $  275
1.0 - 1.25                                1,488         --       1,488    1,571         16       1,587
1.26 - 1.50                               1,475         19       1,494    1,478         --       1,478
Above 1.50                                2,847        128       2,975    2,484        546       3,030
                                         ------       ----      ------   ------       ----      ------
   Total non-impaired mortgage loans     $6,155       $147      $6,302   $5,808       $562      $6,370
                                         ======       ====      ======   ======       ====      ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                             2011 2010
($ IN MILLIONS)                                              ---- ----
Impaired mortgage loans with a valuation allowance           $244 $168
Impaired mortgage loans without a valuation allowance          --   15
                                                             ---- ----
Total impaired mortgage loans                                $244 $183
                                                             ==== ====
Valuation allowance on impaired mortgage loans               $ 63 $ 84

   The average balance of impaired loans was $207 million, $275 million and $313 million during 2011, 2010 and 2009, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                   2011  2010  2009
($ IN MILLIONS)                                    ----  ----  ----
Beginning balance                                  $ 84  $ 94  $ 3
Net increase in valuation allowance                  33    65   96
Charge offs                                         (54)  (75)  (5)
                                                   ----  ----  ---
Ending balance                                     $ 63  $ 84  $94
                                                   ====  ====  ===

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                        2011   2010
($ IN MILLIONS)                                        ------ ------
Less than 90 days past due                             $   -- $   12
90 days or greater past due                                43     78
                                                       ------ ------
   Total past due                                          43     90
   Current loans                                        6,503  6,463
                                                       ------ ------
       Total mortgage loans                            $6,546 $6,553
                                                       ====== ======

MUNICIPAL BONDS

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                   2011  2010
(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)     ----  ----
California                                         14.1% 14.7%
Texas                                              11.1  11.9
New York                                            7.7   7.8
Delaware                                            5.2   5.3

CONCENTRATION OF CREDIT RISK

   As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2011 and 2010, fixed income securities with a carrying value of $213 million and $448 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $1 million, $2 million and $2 million in 2011, 2010 and 2009, respectively.

OTHER INVESTMENT INFORMATION

   Included in fixed income securities are below investment grade assets totaling $3.33 billion and $3.84 billion as of December 31, 2011 and 2010, respectively.

   As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $67 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2011, the carrying value of fixed income securities and other investments that were non-income producing was $15 million.

6. FAIR VALUE OF ASSETS AND LIABILITIES

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

         (a)  Quoted prices for similar assets or liabilities in active markets;

         (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

         (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This occurs in two primary instances. The first relates to the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable. The second relates to auction rate securities ("ARS") backed by student loans for which a key input, the anticipated date liquidity will return to this market, is not market observable.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

   . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   . Equity securities: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

   . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

   .   Fixed income securities:

       U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

       Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       RMBS and ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

       CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

       Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

   . Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

   . Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

   . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

       OTC derivatives, including interest rate swaps, foreign currency swaps, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level 3 measurements

   .   Fixed income securities:

       Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including estimates of future coupon rates if auction failures continue, the anticipated date liquidity will return to the market and illiquidity premium. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

       RMBS, CMBS and ABS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

   . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

   . Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

                                                           QUOTED PRICES   SIGNIFICANT
                                                             IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY   BALANCE
                                                            MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH      AS OF
                                                          IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                             (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2011
($ IN MILLIONS)                                           ---------------- ----------- ------------ ------------ ------------
ASSETS
   Fixed income securities:
       U.S. government and agencies                            $1,614        $ 1,129      $   --                   $ 2,743
       Municipal                                                   --          4,305         387                     4,692
       Corporate                                                   --         29,085       1,319                    30,404
       Foreign government                                          --          1,068          --                     1,068
       RMBS                                                        --          2,667          47                     2,714
       CMBS                                                        --          1,653          30                     1,683
       ABS                                                         --          1,854         254                     2,108
       Redeemable preferred stock                                  --             15           1                        16
                                                               ------        -------      ------                   -------
          Total fixed income securities                         1,614         41,776       2,038                    45,428
   Equity securities                                              127             38          14                       179
   Short-term investments                                          46            547          --                       593
   Other investments:
       Free-standing derivatives                                   --            268           1       $(103)          166
   Separate account assets                                      6,984             --          --                     6,984
   Other assets                                                    --             --           1                         1
                                                               ------        -------      ------       -----       -------
       TOTAL RECURRING BASIS ASSETS                             8,771         42,629       2,054        (103)       53,351
   Non-recurring basis /(1)/                                       --             --          24                        24
                                                               ------        -------      ------       -----       -------
TOTAL ASSETS AT FAIR VALUE                                     $8,771        $42,629      $2,078       $(103)      $53,375
                                                               ======        =======      ======       =====       =======
% of total assets at fair value                                  16.4%          79.9%        3.9%       (0.2)%       100.0%
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity
         contracts                                             $   --        $    --      $ (723)                  $  (723)
   Other liabilities:
       Free-standing derivatives                                   --            (96)        (89)      $  60          (125)
                                                               ------        -------      ------       -----       -------
TOTAL LIABILITIES AT FAIR VALUE                                $   --        $   (96)     $ (812)      $  60       $  (848)
                                                               ======        =======      ======       =====       =======
% of total liabilities at fair value                               --%          11.3%       95.8%       (7.1)%       100.0%

--------
/(1)/ Includes $19 million of mortgage loans and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:

                                                      QUOTED PRICES   SIGNIFICANT
                                                        IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY   BALANCE
                                                       MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH      AS OF
                                                     IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                        (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2010
($ IN MILLIONS)                                      ---------------- ----------- ------------ ------------ ------------
ASSETS
   Fixed income securities:
       U.S. government and agencies                       $  882        $ 2,612      $   --                   $ 3,494
       Municipal                                              --          4,372         601                     4,973
       Corporate                                              --         26,890       1,760                    28,650
       Foreign government                                     --          2,257          --                     2,257
       RMBS                                                   --          3,166       1,189                     4,355
       CMBS                                                   --          1,059         844                     1,903
       ABS                                                    --            593       1,974                     2,567
       Redeemable preferred stock                             --             14           1                        15
                                                          ------        -------      ------                   -------
          Total fixed income securities                      882         40,963       6,369                    48,214
   Equity securities                                         137             45          29                       211
   Short-term investments                                     72          1,185          --                     1,257
   Other investments:
       Free-standing derivatives                              --            602          10       $ (225)         387
   Separate account assets                                 8,676             --          --                     8,676
   Other assets                                               --             --           1                         1
                                                          ------        -------      ------       ------      -------
       TOTAL RECURRING BASIS ASSETS                        9,767         42,795       6,409         (225)      58,746
   Non-recurring basis/ (1)/                                  --             --         117                       117
                                                          ------        -------      ------       ------      -------
TOTAL ASSETS AT FAIR VALUE                                $9,767        $42,795      $6,526       $ (225)     $58,863
                                                          ======        =======      ======       ======      =======
% of total assets at fair value                             16.6%          72.7%       11.1%        (0.4)%      100.0%
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and
         annuity contracts                                $   --        $    --      $ (653)                  $  (653)
   Other liabilities:
       Free-standing derivatives                              --           (455)        (87)      $  221         (321)
                                                          ------        -------      ------       ------      -------
TOTAL LIABILITIES AT FAIR VALUE                           $   --        $  (455)     $ (740)      $  221      $  (974)
                                                          ======        =======      ======       ======      =======
% of total liabilities at fair value                         -- %          46.7%       76.0%       (22.7)%      100.0%

--------
/(1)/ Includes $111 million of mortgage loans and $6 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                                                TOTAL REALIZED AND
                                                                             UNREALIZED GAINS (LOSSES)
                                                                                   INCLUDED IN:
                                                                             -----------------------
                                                                  BALANCE                    OCI ON
                                                                   AS OF                  STATEMENT OF TRANSFERS TRANSFERS
                                                                DECEMBER 31,     NET       FINANCIAL     INTO     OUT OF
                                                                    2010     INCOME /(1)/   POSITION    LEVEL 3   LEVEL 3
($ IN MILLIONS)                                                 ------------ -----------  ------------ --------- ---------
ASSETS
   Fixed income securities:
       Municipal                                                   $  601       $  (2)        $  7       $ 48     $   (34)
       Corporate                                                    1,760          52          (35)       237        (410)
       RMBS                                                         1,189         (57)          77         --        (853)
       CMBS                                                           844         (43)         111         65        (878)
       ABS                                                          1,974          21          (65)        --      (1,470)
       Redeemable preferred stock                                       1          --           --         --          --
                                                                   ------       -----         ----       ----     -------
          Total fixed income securities                             6,369         (29)          95        350      (3,645)
       Equity securities                                               29          (5)          --         --         (10)
       Other investments:
          Free-standing derivatives, net                              (77)        (37)          --         --          --
       Other assets                                                     1          --           --         --          --
                                                                   ------       -----         ----       ----     -------
          TOTAL RECURRING LEVEL 3 ASSETS                           $6,322       $ (71)        $ 95       $350     $(3,655)
                                                                   ======       =====         ====       ====     =======
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts          $ (653)      $(134)        $ --       $ --     $    --
                                                                   ------       -----         ----       ----     -------
       TOTAL RECURRING LEVEL 3 LIABILITIES                         $ (653)      $(134)        $ --       $ --     $    --
                                                                   ======       =====         ====       ====     =======

                                                                                                         BALANCE AS OF
                                                                                                         DECEMBER 31,
                                                                PURCHASES  SALES   ISSUANCES SETTLEMENTS     2011
                                                                --------- -------  --------- ----------- -------------
ASSETS
   Fixed income securities:
       Municipal                                                  $ 10    $  (241)   $  --      $  (2)      $  387
       Corporate                                                   266       (473)      --        (78)       1,319
       RMBS                                                         --       (222)      --        (87)          47
       CMBS                                                         --        (66)      --         (3)          30
       ABS                                                         146       (136)      --       (216)         254
       Redeemable preferred stock                                   --         --       --         --            1
                                                                  ----    -------    -----      -----       ------
          Total fixed income securities                            422     (1,138)      --       (386)       2,038
       Equity securities                                             1         (1)      --         --           14
       Other investments:
          Free-standing derivatives, net                            18         --       --          8          (88)/(2)/
       Other assets                                                 --         --       --         --            1
                                                                  ----    -------    -----      -----       ------
          TOTAL RECURRING LEVEL 3 ASSETS                          $441    $(1,139)   $  --      $(378)      $1,965
                                                                  ====    =======    =====      =====       ======
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts         $ --    $    --    $(100)     $ 164       $ (723)
                                                                  ----    -------    -----      -----       ------
       TOTAL RECURRING LEVEL 3 LIABILITIES                        $ --    $    --    $(100)     $ 164       $ (723)
                                                                  ====    =======    =====      =====       ======

--------
/(1)/ The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/ Comprises $1 million of assets and $89 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

                                                 TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                    INCLUDED IN:
                                              ------------------------
                                   BALANCE                    OCI ON
                                    AS OF                  STATEMENT OF PURCHASES, SALES, TRANSFERS TRANSFERS BALANCE AS OF
                                 DECEMBER 31,     NET       FINANCIAL     ISSUANCES AND     INTO     OUT OF   DECEMBER 31,
                                     2009     INCOME /(1)/   POSITION   SETTLEMENTS, NET   LEVEL 3   LEVEL 3      2010
($ IN MILLIONS)                  ------------ -----------  ------------ ----------------- --------- --------- -------------
ASSETS
Fixed income securities:
   Municipal                        $  746       $ (10)       $    8          $ (95)        $  19    $   (67)    $  601
   Corporate                         2,020          23           128           (285)          403       (529)     1,760
   Foreign government                   20          --            --            (20)           --         --         --
   RMBS                              1,052        (268)          475            (41)           --        (29)     1,189
   CMBS                              1,322        (235)          589           (525)          108       (415)       844
   ABS                               1,710          60           236            205            --       (237)     1,974
   Redeemable preferred
     stock                               1          --            --             --            --         --          1
                                    ------       -----        ------          -----         -----    -------     ------
       Total fixed income
         securities                  6,871        (430)        1,436           (761)          530     (1,277)     6,369
Equity securities                       27          15             2            (13)           --         (2)        29
Other investments:
   Free-standing
     derivatives, net                  (53)        (43)           --             19            --         --        (77)/(2)/
Other assets                             2          (1)           --             --            --         --          1
                                    ------       -----        ------          -----         -----    -------     ------
       TOTAL RECURRING
         LEVEL 3 ASSETS.........    $6,847       $(459)       $1,438          $(755)        $ 530    $(1,279)    $6,322
                                    ======       =====        ======          =====         =====    =======     ======
LIABILITIES
Contractholder funds:
   Derivatives embedded in
     life and annuity
     contracts                      $ (110)      $ (31)       $   --          $   3         $(515)   $    --     $ (653)
                                    ------       -----        ------          -----         -----    -------     ------
TOTAL RECURRING LEVEL 3
  LIABILITIES                       $ (110)      $ (31)       $   --          $   3         $(515)   $    --     $ (653)
                                    ======       =====        ======          =====         =====    =======     ======

--------
/(1)/ The effect to net income totals $(490) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(522) million in realized capital gains and losses, $64 million in net investment income, $(1) million in interest credited to contractholder funds and $(31) million in contract benefits.
/(2)/ Comprises $10 million of assets and $87 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2011 or 2010.

   During 2011, certain RMBS, CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. Additionally, certain ABS that are valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable. During 2010, certain CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

   Transfers into Level 3 during 2011 and 2010 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where inputs have not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

   The following table provides the total gains and (losses) included in net income for Level 3 assets and liabilities still held as of December 31.

                                                                 2011   2010
($ IN MILLIONS)                                                 -----  -----
ASSETS
   Fixed income securities:
       Municipal                                                $  (2) $  (7)
       Corporate                                                   19     37
       RMBS                                                        --   (203)
       CMBS                                                       (12)   (28)
       ABS                                                        (35)    52
                                                                -----  -----
          Total fixed income securities                           (30)  (149)
   Equity securities                                               (4)    --
   Other investments:
       Free-standing derivatives, net                             (29)   (26)
       Other assets                                                --     (1)
                                                                -----  -----
          TOTAL RECURRING LEVEL 3 ASSETS                        $ (63) $(176)
                                                                =====  =====
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts       $(134) $ (31)
                                                                -----  -----
          TOTAL RECURRING LEVEL 3 LIABILITIES                   $(134) $ (31)
                                                                =====  =====

   The amounts in the table above represent gains and losses included in net income during 2011 and 2010 for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits. These gains and losses total $(207) million in 2010 and are reported as follows:
$(248) million in realized capital gains and losses, $74 million in net investment income, $(2) million in interest credited to contractholder funds and $(31) million in contract benefits.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.

                                                                                                                      TOTAL
                                                                                                                  GAINS (LOSSES)
                                             TOTAL REALIZED AND UNREALIZED                                           INCLUDED
                                              GAINS (LOSSES) INCLUDED IN:                                         IN NET INCOME
                                             ----------------------------                                              FOR
                                                                            PURCHASES,     NET                      FINANCIAL
                                                                              SALES,    TRANSFERS                  INSTRUMENTS
                                                                 OCI ON     ISSUANCES      IN                     STILL HELD AS
                               BALANCE AS OF                  STATEMENT OF     AND       AND/OR   BALANCE AS OF         OF
                                DECEMBER 31,                   FINANCIAL   SETTLEMENTS, (OUT) OF  DECEMBER 31,     DECEMBER 31,
                                   2008      NET INCOME /(1)/   POSITION       NET       LEVEL 3      2009          2009 /(3)/
($ IN MILLIONS)                ------------- ---------------  ------------ ------------ --------- -------------   --------------
ASSETS
  Fixed income securities:
   Municipal                      $   703         $  (3)         $   31      $   (39)    $    54     $  746           $  (1)
   Corporate                        9,867            18           1,158       (1,591)     (7,432)     2,020              54
   Foreign government                  --            --              --           30         (10)        20              --
   RMBS                             1,811          (125)            247         (304)       (577)     1,052             (96)
   CMBS                               410          (398)            801          (75)        584      1,322            (318)
   ABS                              1,341          (194)            852         (120)       (169)     1,710            (123)
   Redeemable preferred
     stock                              1            --              --           --          --          1              --
                                  -------         -----          ------      -------     -------     ------           -----
   Total fixed income
     securities                    14,133          (702)          3,089       (2,099)     (7,550)     6,871            (484)
  Equity securities                    27            (2)              3           (1)         --         27              (3)
  Other investments:
     Free-standing
       derivatives, net               (93)           76              --          (36)         --        (53)/(2)/        98
  Other assets                          1             1              --           --          --          2               1
                                  -------         -----          ------      -------     -------     ------           -----
     TOTAL RECURRING LEVEL
       3 ASSETS                   $14,068         $(627)         $3,092      $(2,136)    $(7,550)    $6,847           $(388)
                                  =======         =====          ======      =======     =======     ======           =====
LIABILITIES
  Contractholder funds:
   Derivatives embedded in
     life and annuity
     contracts                    $  (265)        $ 148          $   --      $     7     $    --     $ (110)          $ 148
                                  -------         -----          ------      -------     -------     ------           -----
     TOTAL RECURRING LEVEL
       3 LIABILITIES              $  (265)        $ 148          $   --      $     7     $    --     $ (110)          $ 148
                                  =======         =====          ======      =======     =======     ======           =====

--------
/(1)/ The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(719) million in realized capital gains and losses, $89 million in net investment income, $3 million in interest credited to contractholder funds and $148 million in contract benefits.
/(2)/ Comprises $32 million of assets and $85 million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(481) million in realized capital gains and losses, $87 million in net investment income, $6 million in interest credited to contractholder funds and $148 million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS

                                            DECEMBER 31, 2011 DECEMBER 31, 2010
                                            ----------------- -----------------
                                            CARRYING   FAIR   CARRYING   FAIR
                                              VALUE    VALUE    VALUE    VALUE
($ IN MILLIONS)                             --------  ------  --------  ------
Mortgage loans                               $6,546   $6,739   $6,553   $6,312
Limited partnership interests - cost basis      754      882      662      719
Bank loans                                      299      290      322      314
Notes due from related party                    275      235      275      245

   The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES

                                              DECEMBER 31, 2011 DECEMBER 31, 2010
                                              ----------------- ----------------
                                              CARRYING   FAIR   CARRYING   FAIR
                                                VALUE    VALUE    VALUE    VALUE
($ IN MILLIONS)                               --------  ------- --------  -------
Contractholder funds on investment contracts  $30,161   $30,468 $35,040   $34,056
Notes due to related parties                      700       659     677       649
Liability for collateral                          263       263     465       465

   The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7. DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, negative equity market valuations, increases in credit spreads, and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2011, the Company pledged $6 million of securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income. For embedded derivatives in fixed income securities, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2011.

                                                                                  ASSET DERIVATIVES
                                                          ----------------------------------------------------------------
                                                                                     VOLUME/ (1)/
                                                                                  ------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate swap agreements                             Other investments    $   144      n/a   $  (8) $ --    $  (8)
   Foreign currency swap agreements                          Other investments        127      n/a      (5)    3       (8)
                                                                                  -------   ------   -----  ----    -----
       Total                                                                          271      n/a     (13)    3      (16)
                                                                                  -------   ------   -----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      8,028      n/a     122   137      (15)
       Interest rate swaption agreements                     Other investments        500      n/a      --    --       --
       Interest rate cap and floor agreements                Other investments      1,591      n/a     (12)   --      (12)
       Financial futures contracts and options                 Other assets           n/a       40      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments        163   15,180     104   104       --
       Options, futures and warrants                           Other assets           n/a    1,011      --    --       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         50      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities       5      n/a      --    --       --
       Equity-indexed call options                        Fixed income securities     150      n/a      11    11       --
       Credit default swaps                               Fixed income securities     170      n/a    (113)   --     (113)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments        110      n/a       2     4       (2)
       Credit default swaps - selling protection             Other investments         32      n/a      --    --       --
   OTHER CONTRACTS
       Other contracts                                       Other investments          5      n/a      --    --       --
       Other contracts                                         Other assets             4      n/a       1     1       --
                                                                                  -------   ------   -----  ----    -----
          Total                                                                    10,808   16,231     121   263     (142)
                                                                                  -------   ------   -----  ----    -----
TOTAL ASSET DERIVATIVES                                                           $11,079   16,231   $ 108  $266    $(158)
                                                                                  =======   ======   =====  ====    =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                             LIABILITY DERIVATIVES
                                                 -----------------------------------------------------------------------------
                                                                                         VOLUME /(1)/
                                                                                      ------------------
                                                                                                NUMBER    FAIR
                                                                                      NOTIONAL    OF     VALUE, GROSS   GROSS
                                                        BALANCE SHEET LOCATION         AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                                 ------------------------------------ -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   Interest rate swap agreements                 Other liabilities & accrued expenses $    28      n/a   $  (5)  $--    $  (5)
   Foreign currency swap agreements              Other liabilities & accrued expenses      50      n/a      (7)   --       (7)
                                                                                      -------   ------   -----   ---    -----
       Total                                                                               78      n/a     (12)   --      (12)
                                                                                      -------   ------   -----   ---    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
INTEREST RATE CONTRACTS
   Interest rate swap agreements                 Other liabilities & accrued expenses      85      n/a       8     8       --
   Interest rate cap and floor agreements        Other liabilities & accrued expenses     914      n/a      (9)   --       (9)
EQUITY AND INDEX CONTRACTS
   Options and futures                           Other liabilities & accrued expenses     n/a   14,985     (49)   --      (49)
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                      Contractholder funds             917      n/a    (105)   --     (105)
   Guaranteed withdrawal benefits                        Contractholder funds             613      n/a     (57)   --      (57)
   Equity-indexed and forward starting options
     in life and annuity product contracts               Contractholder funds           3,996      n/a    (553)   --     (553)
   Other embedded derivative financial
     instruments                                         Contractholder funds              85      n/a      (8)   --       (8)
CREDIT DEFAULT CONTRACTS
   Credit default swaps - buying protection      Other liabilities & accrued expenses     127      n/a       5     6       (1)
   Credit default swaps - selling protection     Other liabilities & accrued expenses     270      n/a     (68)    1      (69)
                                                                                      -------   ------   -----   ---    -----
       Total                                                                            7,007   14,985    (836)   15     (851)
                                                                                      -------   ------   -----   ---    -----
TOTAL LIABILITY DERIVATIVES                                                             7,085   14,985    (848)  $15    $(863)
                                                                                      =======   ======   =====   ===    =====
TOTAL DERIVATIVES                                                                     $18,164   31,216   $(740)
                                                                                      =======   ======   =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2010.

                                                                                  ASSET DERIVATIVES
                                                          ----------------------------------------------------------------
                                                                                     VOLUME /(1)/
                                                                                  ------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Interest rate swap agreements                         Other investments     $  156      n/a    $(18) $ --    $ (18)
       Foreign currency swap agreements                      Other investments         64      n/a       2     3       (1)
                                                                                   ------   ------    ----  ----    -----
          Total                                                                       220      n/a     (16)    3      (19)
                                                                                   ------   ------    ----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      1,094      n/a      79    81       (2)
       Interest rate cap and floor agreements                Other investments        226      n/a      (2)    1       (3)
       Financial futures contracts and options                 Other assets           n/a    1,420      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments         64   20,451     327   327       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         90      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities     287      n/a      84    84       --
       Equity-indexed call options                        Fixed income securities     300      n/a      47    47       --
       Credit default swaps                               Fixed income securities     179      n/a     (87)   --      (87)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments         66      n/a      (1)    1       (2)
       Credit default swaps - selling protection             Other investments         42      n/a      (2)    1       (3)
   OTHER CONTRACTS
       Other contracts                                       Other investments         13      n/a      --    --       --
       Other contracts                                         Other assets             5      n/a       1     1       --
                                                                                   ------   ------    ----  ----    -----
          Total                                                                     2,366   21,871     452   549      (97)
                                                                                   ------   ------    ----  ----    -----
TOTAL ASSET DERIVATIVES                                                            $2,586   21,871    $436  $552    $(116)
                                                                                   ======   ======    ====  ====    =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                         LIABILITY DERIVATIVES
                                             ------------------------------------------------------------------------------
                                                                                      VOLUME /(1)/
                                                                                   ------------------
                                                                                             NUMBER    FAIR
                                                                                   NOTIONAL    OF     VALUE, GROSS   GROSS
                                                    BALANCE SHEET LOCATION          AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                             ------------------------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
     Interest rate swap agreements           Other liabilities & accrued expenses  $ 3,345      n/a   $(181) $ 20   $  (201)
     Interest rate swap agreements                   Contractholder funds               --      n/a       2     2        --
     Foreign currency swap agreements        Other liabilities & accrued expenses      138      n/a     (20)   --       (20)
     Foreign currency and interest rate
       swap agreements                       Other liabilities & accrued expenses      435      n/a      34    34        --
     Foreign currency and interest rate
       swap agreements                               Contractholder funds               --      n/a      28    28        --
                                                                                   -------   ------   -----  ----   -------
       Total                                                                         3,918      n/a    (137)   84      (221)
                                                                                   -------   ------   -----  ----   -------
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
 INTEREST RATE CONTRACTS
     Interest rate swap agreements           Other liabilities & accrued expenses    3,642      n/a      66    96       (30)
     Interest rate swaption agreements       Other liabilities & accrued expenses      750      n/a       4     4        --
     Interest rate cap and floor
       agreements                            Other liabilities & accrued expenses    3,216      n/a     (22)    1       (23)
     Financial futures contracts and
       options                               Other liabilities & accrued expenses      n/a      150      --    --        --
EQUITY AND INDEX CONTRACTS
     Options and futures                     Other liabilities & accrued expenses       64   20,752    (168)    2      (170)
EMBEDDED DERIVATIVE FINANCIAL
  INSTRUMENTS
     Guaranteed accumulation benefits                Contractholder funds            1,067      n/a     (88)   --       (88)
     Guaranteed withdrawal benefits                  Contractholder funds              739      n/a     (47)   --       (47)
     Equity-indexed and forward starting
       options in life and annuity
       product contracts                             Contractholder funds            4,694      n/a    (515)   --      (515)
     Other embedded derivative
       financial instruments                         Contractholder funds               85      n/a      (3)   --        (3)
 CREDIT DEFAULT CONTRACTS
     Credit default swaps - buying
       protection                            Other liabilities & accrued expenses      181      n/a      (3)    4        (7)
     Credit default swaps - selling
       protection                            Other liabilities & accrued expenses      267      n/a     (61)    1       (62)
                                                                                   -------   ------   -----  ----   -------
       Total                                                                        14,705   20,902    (837)  108      (945)
                                                                                   -------   ------   -----  ----   -------
TOTAL LIABILITY DERIVATIVES                                                         18,623   20,902    (974) $192   $(1,166)
                                                                                   =======   ======   =====  ====   =======
TOTAL DERIVATIVES                                                                  $21,209   42,773   $(538)
                                                                                   =======   ======   =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31. There is no expected amortization of net losses from accumulated other comprehensive income related to cash flow hedges during the next twelve months.

                                                                                    2011  2010  2009
($ IN MILLIONS)                                                                     ----  ----  ----
EFFECTIVE PORTION
Gain (loss) recognized in OCI on derivatives during the period                      $  4  $  3  $(35)
Loss recognized in OCI on derivatives during the term of the hedging relationship    (12)  (17)  (18)
Gain reclassified from AOCI into income (net investment income)                       --    --     2
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)    (1)    2    (3)
INEFFECTIVE PORTION AND AMOUNT EXCLUDED FROM EFFECTIVENESS TESTING
Gain recognized in income on derivatives (realized capital gains and losses)          --    --    --

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                                                                          2011
                                                              ------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
($ IN MILLIONS)                                               ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $(2)      $  (8)    $ --         $ (5)           $ (15)
   Foreign currency and interest rate contracts                   --          --       --          (32)             (32)
                                                                 ---       -----     ----         ----            -----
       Subtotal                                                   (2)         (8)      --          (37)             (47)
                                                                 ---       -----     ----         ----            -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        (151)      --           --             (151)
   Equity and index contracts                                     --          --       --           (2)              (2)
   Embedded derivative financial instruments                      --         (45)     (32)         (38)            (115)
   Credit default contracts                                       --           2       --           --                2
   Other contracts                                                --          --       --            7                7
                                                                 ---       -----     ----         ----            -----
       Subtotal                                                   --        (194)     (32)         (33)            (259)
                                                                 ---       -----     ----         ----            -----
       Total                                                     $(2)      $(202)    $(32)        $(70)           $(306)
                                                                 ===       =====     ====         ====            =====

                                                                                          2010
-                                                             ------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
                                                              ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                      $(139)     $   9     $ --         $ 11            $(119)
   Foreign currency and interest rate contracts                    --         (2)      --          (18)             (20)
                                                                -----      -----     ----         ----            -----
       Subtotal                                                  (139)         7       --           (7)            (139)
                                                                -----      -----     ----         ----            -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                         --       (138)      --           --             (138)
   Equity and index contracts                                      --         --       --          113              113
   Embedded derivative financial instruments                       --          8      (28)          34               14
   Foreign currency contracts                                      --          4       --           --                4
   Credit default contracts                                        --         (6)      --           --               (6)
   Other contracts                                                 --         --       --            3                3
                                                                -----      -----     ----         ----            -----
       Subtotal                                                    --       (132)     (28)         150              (10)
                                                                -----      -----     ----         ----            -----
       Total                                                    $(139)     $(125)    $(28)        $143            $(149)
                                                                =====      =====     ====         ====            =====

                                                                                          2009
                                                              -------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
                                                              ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $30       $ 12      $ --         $ (13)          $ 29
   Foreign currency and interest rate contracts                   --         (9)       --            77             68
                                                                 ---       ----      ----         -----           ----
       Subtotal                                                   30          3        --            64             97
                                                                 ---       ----      ----         -----           ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        280        --            --            280
   Equity and index contracts                                     --         --        --           115            115
   Embedded derivative financial instruments                      --         60       158          (184)            34
   Foreign currency contracts                                     --          3        --            --              3
   Credit default contracts                                       --         14        --            --             14
   Other contracts                                                --         --        --             3              3
                                                                 ---       ----      ----         -----           ----
       Subtotal                                                   --        357       158           (66)           449
                                                                 ---       ----      ----         -----           ----
       Total                                                     $30       $360      $158         $  (2)          $546
                                                                 ===       ====      ====         =====           ====

   The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $8 million in 2011, gains of $7 million in 2010 and losses of $1 million in 2009.

   The following tables provide a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                                                  2011
                                           ----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
($ IN MILLIONS)                            INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds     $(7)         $(34)           $41          $ --
Net investment income                          26            --             --           (26)
Realized capital gains and losses              (8)           --             --            --
                                              ---          ----            ---          ----
   Total                                      $11          $(34)           $41          $(26)
                                              ===          ====            ===          ====

                                                                  2010
                                           -----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds    $ --          $(48)           $48           $--
Net investment income                         (33)           --             --            33
Realized capital gains and losses               9            (2)            --            --
                                             ----          ----            ---           ---
   Total                                     $(24)         $(50)           $48           $33
                                             ====          ====            ===           ===

                                                                  2009
                                           ----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds    $(26)          $39            $(13)        $  --
Net investment income                         164            --              --          (164)
Realized capital gains and losses              12            (9)             --            --
                                             ----           ---            ----         -----
   Total                                     $150           $30            $(13)        $(164)
                                             ====           ===            ====         =====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2011, counterparties pledged $63 million in cash and securities to the Company, and the Company pledged $76 million in securities to counterparties which includes $72 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $4 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                       2011                                                    2010
                ---------------------------------------------------    -----------------------------------------------------
                NUMBER OF                                EXPOSURE,       NUMBER                                   EXPOSURE,
($ IN MILLIONS) COUNTER-   NOTIONAL       CREDIT          NET OF       OF COUNTER-  NOTIONAL       CREDIT          NET OF
RATING /(1)/     PARTIES  AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/   PARTIES   AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/
--------------- --------- -----------  -------------  ---------------  ----------- -----------  -------------  ---------------
AA-                 1       $    25        $  1             $ 1             1        $  675          $19             $10
A+                  3         2,936          24               4             2           951           14              10
A                   2         3,913          14              --             3           772           10              10
A-                  2         3,815          25              --             1            89           32              32
BBB+                2            57          41              41            --            --           --              --
                   --       -------        ----             ---            --        ------          ---             ---
   Total           10       $10,746        $105             $46             7        $2,487          $75             $62
                   ==       =======        ====             ===            ==        ======          ===             ===

--------
/(1)/ Rating is the lower of S&P or Moody's ratings.
/(2)/ Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                                                               2011   2010
($ IN MILLIONS)                                                                                                ----  -----
Gross liability fair value of contracts containing credit-risk-contingent features                             $133  $ 368
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs              (60)  (212)
Collateral posted under MNAs for contracts containing credit-risk-contingent features                           (72)  (147)
                                                                                                               ----  -----
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were
  triggered concurrently                                                                                       $  1  $   9
                                                                                                               ====  =====

CREDIT DERIVATIVES - SELLING PROTECTION

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2011:

                                              NOTIONAL AMOUNT
                                         -------------------------
                                                      BB AND       FAIR
                                         AA   A   BBB LOWER  TOTAL VALUE
($ IN MILLIONS)                          --- ---- --- ------ ----- -----
SINGLE NAME
     Investment grade corporate debt     $40 $ 45 $15  $10   $110  $ (1)
     High yield debt                      --   --  --    2      2    --
     Municipal                            25   --  --   --     25    (5)
                                         --- ---- ---  ---   ----  ----
       Subtotal                           65   45  15   12    137    (6)
BASKETS
   TRANCHE
     Investment grade corporate debt      --   --  --   65     65   (29)
     First-to-default
     Municipal                            --  100  --   --    100   (33)
                                         --- ---- ---  ---   ----  ----
       Subtotal                           --  100  --   65    165   (62)
                                         --- ---- ---  ---   ----  ----
TOTAL                                    $65 $145 $15  $77   $302  $(68)
                                         === ==== ===  ===   ====  ====

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2010:

                                              NOTIONAL AMOUNT
                                         -------------------------
                                                      BB AND       FAIR
                                         AA   A   BBB LOWER  TOTAL VALUE
($ IN MILLIONS)                          --- ---- --- ------ ----- -----
SINGLE NAME
     Investment grade corporate debt     $40 $ 55 $10  $10   $115  $ (1)
     High yield debt                      --   --  --    4      4    --
     Municipal                            25   --  --   --     25    (6)
                                         --- ---- ---  ---   ----  ----
        Subtotal                          65   55  10   14    144    (7)
BASKETS
   TRANCHE
     Investment grade corporate debt      --   --  --   65     65   (19)
     First-to-default
     Municipal                            --  100  --   --    100   (37)
                                         --- ---- ---  ---   ----  ----
        Subtotal                          --  100  --   65    165   (56)
                                         --- ---- ---  ---   ----  ----
TOTAL                                    $65 $155 $10  $79   $309  $(63)
                                         === ==== ===  ===   ====  ====

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   The contractual amounts of off-balance-sheet financial instruments as of December 31 are as follows:

                                                   2011 2010
($ IN MILLIONS)                                    ---- ----
Commitments to invest in limited partnership
  interests                                        $797 $731
Commitments to extend mortgage loans                 72   --
Private placement commitments                        30  111
Other loan commitments                               24   25

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2011, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                  2011    2010
($ IN MILLIONS)                                                  ------- -------
Immediate fixed annuities:
   Structured settlement annuities                               $ 7,110 $ 6,522
   Other immediate fixed annuities                                 2,354   2,211
Traditional life insurance                                         2,805   2,751
Accident and health insurance                                      1,322   1,181
Other                                                                118      87
                                                                 ------- -------
       Total reserve for life-contingent contract benefits       $13,709 $12,752
                                                                 ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

PRODUCT                                      MORTALITY                     INTEREST RATE             ESTIMATION METHOD
-------                          ----------------------------------  -------------------------- -----------------------------
Structured settlement annuities  U.S. population with projected      Interest rate assumptions  Present value of
                                 calendar year improvements;         range from 0% to 9.3%      contractually specified
                                 mortality rates adjusted for each                              future benefits
                                 impaired life based on reduction
                                 in life expectancy

Other immediate fixed            1983 group annuity mortality table  Interest rate assumptions  Present value of expected
annuities                        with internal modifications; 1983   range from 0.9% to 11.5%   future benefits based on
                                 individual annuity mortality                                   historical experience
                                 table; Annuity 2000 mortality
                                 table; Annuity 2000 mortality
                                 table with internal modifications;
                                 1983 individual annuity mortality
                                 table with internal modifications

Traditional life insurance       Actual company experience plus      Interest rate assumptions  Net level premium reserve
                                 loading                             range from 4.0% to 11.3%   method using the
                                                                                                Company's withdrawal
                                                                                                experience rates; includes
                                                                                                reserves for unpaid claims

Accident and health insurance    Actual company experience plus      Interest rate assumptions  Unearned premium;
                                 loading                             range from 3.0% to 5.3%    additional contract reserves
                                                                                                for mortality risk and
                                                                                                unpaid claims

Other:                           100% of Annuity 2000 mortality      Interest rate assumptions  Projected benefit ratio
Variable annuity guaranteed      table                               range from 4.0% to 5.1%    applied to cumulative
minimum death benefits /(1)/                                                                    assessments

--------
/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $637 million and $41 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2011 and 2010, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

   As of December 31, contractholder funds consist of the following:

                                                   2011    2010
($ IN MILLIONS)                                   ------- -------
Interest-sensitive life insurance                 $10,195 $10,061
Investment contracts:
   Fixed annuities                                 29,017  33,134
   Funding agreements backing medium-term notes     1,929   2,749
   Other investment contracts                         528     514
                                                  ------- -------
       Total contractholder funds                 $41,669 $46,458
                                                  ======= =======

   The following table highlights the key contract provisions relating to contractholder funds:

PRODUCT                                               INTEREST RATE                    WITHDRAWAL/SURRENDER CHARGES
-------                                  ---------------------------------------  ---------------------------------------

Interest-sensitive life insurance        Interest rates credited range from 0%    Either a percentage of account balance
                                         to 11.0% for equity-indexed life (whose  or dollar amount grading off generally returns are indexed to the S&P 500) and  over 20 years
                                         1.5% to 6.0% for all other products

Fixed annuities                          Interest rates credited range from 0%    Either a declining or a level
                                         to 9.9% for immediate annuities; (8.0)%  percentage charge generally over ten
                                         to 11.0% for equity-indexed annuities    years or less. Additionally,
                                         (whose returns are indexed to the S&P    approximately 25.3% of fixed annuities
                                         500); and 0.2% to 6.6% for all other     are subject to market value adjustment
                                         products                                 for discretionary withdrawals

Funding agreements backing               Interest rates credited range from 0.9%  Not applicable
medium-term notes                        to 5.8% (excluding currency-swapped
                                         medium-term notes)

Other investment contracts:              Interest rates used in establishing      Withdrawal and surrender charges are
Guaranteed minimum income, accumulation  reserves range from 1.8% to 10.3%        based on the terms of the related
  and withdrawal benefits on                                                      interest-sensitive life insurance or
  variable/(1)/ and fixed annuities and                                           fixed annuity contract
  secondary guarantees on
  interest-sensitive life insurance and
  fixed annuities

--------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                           2011     2010
($ IN MILLIONS)                                          -------  -------
Balance, beginning of year                               $46,458  $50,850
Deposits                                                   1,869    2,363
Interest credited                                          1,592    1,752
Benefits                                                  (1,454)  (1,537)
Surrenders and partial withdrawals                        (4,908)  (4,166)
Maturities and retirements of institutional products        (867)  (1,833)
Contract charges                                            (962)    (921)
Net transfers from separate accounts                          12       11
Fair value hedge adjustments for institutional products      (34)    (196)
Other adjustments                                            (37)     135
                                                         -------  -------
Balance, end of year                                     $41,669  $46,458
                                                         =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.54 billion and $6.94 billion of equity, fixed income and balanced mutual funds and $837 million and $1.09 billion of money market mutual funds as of December 31, 2011 and 2010, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                              DECEMBER 31,
                                                                           -------------------
                                                                             2011      2010
($ IN MILLIONS)                                                            --------- ---------
In the event of death
   Separate account value                                                  $   6,372 $   8,029
   Net amount at risk /(1)/                                                $   1,502 $   1,402
   Average attained age of contractholders                                  66 years  66 years
At annuitization (includes income benefit guarantees)
   Separate account value                                                  $   1,489 $   1,945
   Net amount at risk /(2)/                                                $     574 $     580
   Weighted average waiting period until annuitization options available      1 year   2 years
For cumulative periodic withdrawals
   Separate account value                                                  $     587 $     735
   Net amount at risk /(3)/                                                $      27 $      21
Accumulation at specified dates
   Separate account value                                                  $     906 $   1,100
   Net amount at risk /(4)/                                                $      78 $      64
   Weighted average waiting period until guarantee date                      6 years   7 years

--------
/(1)/ Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/ Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/ Defined as the estimated current guaranteed minimum withdrawal balance
      (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/ Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees:

                                                                      LIABILITY FOR
                                       LIABILITY FOR                   GUARANTEES
                                         GUARANTEES     LIABILITY FOR  RELATED TO
                                      RELATED TO DEATH   GUARANTEES   ACCUMULATION
                                        BENEFITS AND     RELATED TO        AND
                                     INTEREST-SENSITIVE    INCOME      WITHDRAWAL
                                       LIFE PRODUCTS      BENEFITS      BENEFITS    TOTAL
($ IN MILLIONS)                      ------------------ ------------- ------------- -----
Balance, December 31, 2010 /(1)/            $236            $227          $136      $599
   Less reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Net balance as of December 31, 2010          143              17             1       161
Incurred guaranteed benefits                  30              (1)            1        30
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 30              (1)            1        30
Net balance as of December 31, 2011          173              16             2       191
   Plus reinsurance recoverables             116             175           162       453
                                            ----            ----          ----      ----
Balance, December 31, 2011 /(2)/            $289            $191          $164      $644
                                            ====            ====          ====      ====
Balance, December 31, 2009 /(3)/            $155            $287          $108      $550
   Less reinsurance recoverables             109             268           107       484
                                            ----            ----          ----      ----
Net balance as of December 31, 2009           46              19             1        66
Incurred guaranteed benefits                  97              (2)           --        95
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 97              (2)           --        95
Net balance as of December 31, 2010          143              17             1       161
   Plus reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Balance, December 31, 2010 /(1)/            $236            $227          $136      $599
                                            ====            ====          ====      ====

--------
/(1)/ Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.
/(2)/ Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.
/(3)/ Included in the total liability balance as of December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.

9. REINSURANCE

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

PERIOD                                                        RETENTION LIMITS
------                            -------------------------------------------------------------------------
April 2011 through current        Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
                                  Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011      $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007  $2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior             Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.68 billion and $1.63 billion as of December 31, 2011 and 2010, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In 2010, premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In addition, as of December 31, 2011 and 2010 the Company had reinsurance recoverables of $165 million and $170 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2011, the gross life insurance in force was $526.28 billion of which $221.37 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                                2011    2010    2009
($ IN MILLIONS)                                                ------  ------  ------
Direct                                                         $2,229  $2,230  $2,215
Assumed
   Affiliate                                                      113     107     102
   Non-affiliate                                                   20      22      22
Ceded-non-affiliate                                              (730)   (776)   (806)
                                                               ------  ------  ------
       Premiums and contract charges, net of reinsurance       $1,632  $1,583  $1,533
                                                               ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                    2011    2010    2009
($ IN MILLIONS)                                    ------  ------  ------
Direct                                             $2,036  $2,075  $1,915
Assumed
   Affiliate                                           78      72      66
   Non-affiliate                                       19      22      22
Ceded-non-affiliate                                  (631)   (673)   (601)
                                                   ------  ------  ------
       Contract benefits, net of reinsurance       $1,502  $1,496  $1,402
                                                   ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                                            2011    2010    2009
($ IN MILLIONS)                                                            ------  ------  ------
Direct                                                                     $1,614  $1,774  $2,085
Assumed
   Affiliate                                                                   10      10      11
   Non-affiliate                                                               11      12      12
Ceded-non-affiliate                                                           (27)    (32)    (32)
                                                                           ------  ------  ------
       Interest credited to contractholder funds, net of reinsurance       $1,608  $1,764  $2,076
                                                                           ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                           2011   2010
($ IN MILLIONS)           ------ ------
Annuities                 $1,827 $1,785
Life insurance             1,595  1,564
Long-term care insurance     949    840
Other                         86     88
                          ------ ------
   Total                  $4,457 $4,277
                          ====== ======

   As of December 31, 2011 and 2010, approximately 94% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                                                                     2011    2010     2009
($ IN MILLIONS)                                                                                     ------  ------  -------
Balance, beginning of year                                                                          $2,982  $3,664  $ 6,701
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized
  impact /(1)/                                                                                          --      --     (176)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized
  capital gains and losses /(2)/                                                                        --      --      176
Acquisition costs deferred                                                                             318     383      403
Amortization charged to income                                                                        (513)   (272)    (888)
Effect of unrealized gains and losses                                                                 (199)   (793)  (2,552)
                                                                                                    ------  ------  -------
Balance, end of year                                                                                $2,588  $2,982  $ 3,664
                                                                                                    ======  ======  =======

--------
/(1)/ The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                                                                              2011  2010   2009
($ IN MILLIONS)                                                                                               ----  ----  -----
Balance, beginning of year                                                                                    $ 86  $195  $ 453
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact /(1)/    --    --    (35)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital
  gains and losses /(2)/                                                                                        --    --     35
Sales inducements deferred                                                                                       7    14     28
Amortization charged to income                                                                                 (23)  (27)  (129)
Effect of unrealized gains and losses                                                                          (29)  (96)  (157)
                                                                                                              ----  ----  -----
Balance, end of year                                                                                          $ 41  $ 86  $ 195
                                                                                                              ====  ====  =====

--------
/(1)/ The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.

11.GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2011 and 2010, the liability balance included in other liabilities and accrued expenses was $41 million and $26 million, respectively. The related premium tax offsets included in other assets were $34 million and $25 million as of December 31, 2011 and 2010, respectively.

   Executive Life Insurance Company of New York ("ELNY") has been under the jurisdiction of the New York Liquidation Bureau (the "Bureau") as part of a 1992 court-ordered rehabilitation plan. ELNY continues to fully pay annuity benefits when due. The Superintendent of Insurance of the State of New York in conjunction with the New York Attorney General filed a proposed formal plan of liquidation on September 1, 2011 and a public hearing on the proposed plan is scheduled for March 15, 2012. The current publicly available estimated shortfall from the Bureau is $1.57 billion. If the proposed plan of liquidation is accepted by the court, the Company will have exposure to future guaranty fund assessments. New York law currently contains an aggregate limit on insurer assessments by the guaranty fund, the Life Insurance Corporation of New York, of $500 million, of which approximately $40 million has been used. The Company's three-year average market share for New York as of December 31, 2009, based on assessable premiums, was approximately 2.2%.

   In 2011, the Company accrued its estimated aggregate exposure of $10 million, net of state related taxes and federal income tax, which includes $16 million pre-tax for guaranty fund assessments and $3 million pre-tax for participation in an industry sponsored plan to supplement certain ELNY policyholders. The ultimate cost will depend on an approved court ordered liquidation plan, the level of guaranty fund system participation and the realization of tax benefits. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future state related taxes.

GUARANTEES

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $28 million as of December 31, 2011. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2011.

REGULATION AND COMPLIANCE

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

12.INCOME TAXES

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the

Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2011 or 2010, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                          2011    2010
($ IN MILLIONS)                         -------  -----
DEFERRED ASSETS
Difference in tax bases of investments  $   146  $ 104
Life and annuity reserves                    --    154
Deferred reinsurance gain                    14     17
Other assets                                 11     20
                                        -------  -----
   Total deferred assets                    171    295
DEFERRED LIABILITIES
DAC                                        (580)  (623)
Unrealized net capital gains               (420)  (285)
Life and annuity reserves                   (56)    --
Other liabilities                           (86)   (30)
                                        -------  -----
   Total deferred liabilities            (1,142)  (938)
                                        -------  -----
       Net deferred liability           $  (971) $(643)
                                        =======  =====

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. There was no valuation allowance for deferred tax assets as of December 31, 2011 or 2010.

   The components of income tax expense (benefit) for the years ended December 31 are as follows:

                                    2011  2010   2009
($ IN MILLIONS)                     ---- -----  -----
Current                             $ 29 $(199) $(426)
Deferred                             192   161    314
                                    ---- -----  -----
Total income tax expense (benefit)  $221 $ (38) $(112)
                                    ==== =====  =====

   Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new other-than-temporary impairment accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new other-than-temporary impairment accounting guidance.

   The Company paid income taxes of $72 million in 2011 and received refunds of $629 million and $515 million in 2010 and 2009, respectively. The Company had a current income tax receivable of $53 million and $10 million as of December 31, 2011 and 2010, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                       2011   2010    2009
                                                       ----  -----   -----
Statutory federal income tax rate - expense (benefit)  35.0% (35.0)% (35.0)%
Dividends received deduction                           (1.3) (16.8)   (1.6)
Tax credits                                            (1.4)  (2.8)   (0.4)
State income taxes                                      0.3   (2.7)   (0.2)
Other                                                  (0.1)  (0.3)   (0.6)
Valuation allowance                                      --     --    20.8
                                                       ----  -----   -----
   Effective income tax rate - expense (benefit)       32.5% (57.6)% (17.0)%
                                                       ====  =====   =====

13.CAPITAL STRUCTURE

DEBT OUTSTANDING

   All of the Company's outstanding debt as of December 31, 2011 and 2010 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $97 million, $16 million and $14 million of interest on debt in 2011, 2010 and 2009, respectively.

14.STATUTORY FINANCIAL INFORMATION

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net loss of ALIC and its insurance subsidiaries was $(83) million, $(456) million and $(929) million in 2011, 2010 and 2009, respectively. Statutory capital and surplus was $3.46 billion and $3.34 billion as of December 31, 2011 and 2010, respectively.

   There were no permitted practices utilized as of December 31, 2011 or 2010.

DIVIDENDS

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2011. During 2012, ALIC will not be able to pay dividends without prior Illinois Department of Insurance ("IL DOI") approval since it does not have unassigned funds. As of December 31, 2011, ALIC's unassigned funds reflected a deficit position of $514 million.

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned funds and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $22 million, $32 million and $14 million in 2011, 2010 and 2009, respectively.

   The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). The credit allocated to the Company was $1 million in 2011 and the cost allocated to the Company was $1 million and $2 million for postretirement benefits other than pension plans in 2010 and 2009, respectively.

   AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $5 million, $4 million and $8 million in 2011, 2010 and 2009, respectively.

16.OTHER COMPREHENSIVE INCOME

   The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                2011                  2010                    2009
($ IN MILLIONS)                                          ------------------  ---------------------  -----------------------
                                                         PRE-         AFTER-  PRE-          AFTER-   PRE-            AFTER-
                                                         TAX    TAX    TAX    TAX     TAX    TAX     TAX      TAX     TAX
                                                         ----  -----  ------ ------  -----  ------  ------  -------  ------
Unrealized net holding gains arising during the period,
  net of related offsets                                 $964  $(338)  $626  $1,625  $(569) $1,056  $2,570  $  (896) $1,674
Less: reclassification adjustment of realized capital
  gains and losses                                        579   (203)   376    (349)   122    (227)   (346)     121    (225)
                                                         ----  -----   ----  ------  -----  ------  ------  -------  ------
Unrealized net capital gains and losses                   385   (135)   250   1,974   (691)  1,283   2,916   (1,017)  1,899
Unrealized foreign currency translation adjustments        (2)     1     (1)     --     --      --      --       --      --
                                                         ----  -----   ----  ------  -----  ------  ------  -------  ------
Other comprehensive income                               $383  $(134)  $249  $1,974  $(691) $1,283  $2,916  $(1,017) $1,899
                                                         ====  =====   ====  ======  =====  ======  ======  =======  ======

17.QUARTERLY RESULTS (UNAUDITED)

                   FIRST QUARTER SECOND QUARTER THIRD QUARTER FOURTH QUARTER
($ IN MILLIONS)    ------------- -------------- ------------- --------------
                    2011   2010   2011    2010   2011   2010   2011    2010
                   ------  ----  ------  -----  ------ ------ ------  ------
Revenues           $1,125  $945  $1,141  $ 750  $1,279 $1,046 $1,114  $1,089
Net income (loss)      87   (18)    137   (127)    150     60     86      57

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, IL 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2011 and 2010, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2011. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

In 2009, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2012

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011

                                                                                               AMOUNT AT
                                                                             COST/            WHICH SHOWN
                                                                           AMORTIZED  FAIR      IN THE
                                                                             COST     VALUE  BALANCE SHEET
($ IN MILLIONS)                                                            --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities        $ 2,502  $ 2,743    $ 2,743
       States, municipalities and political subdivisions                      4,380    4,692      4,692
       Foreign governments                                                      927    1,068      1,068
       Public utilities                                                       5,912    6,531      6,531
       Convertibles and bonds with warrants attached                            681      539        539
       All other corporate bonds                                             21,903   23,334     23,334
   Asset-backed securities                                                    2,345    2,108      2,108
   Residential mortgage-backed securities                                     2,954    2,714      2,714
   Commercial mortgage-backed securities                                      1,862    1,683      1,683
   Redeemable preferred stocks                                                   15       16         16
                                                                            -------  -------    -------
       Total fixed maturities                                                43,481  $45,428     45,428
                                                                                     =======
Equity securities:
   Common stocks:
       Public utilities                                                          --  $    --         --
       Banks, trusts and insurance companies                                     --       --         --
       Industrial, miscellaneous and all other                                  125      162        162
   Non-redeemable preferred stocks                                               18       17         17
                                                                            -------  -------    -------
       Total equity securities                                                  143  $   179        179
                                                                                     =======
Mortgage loans on real estate                                                 6,546  $ 6,739      6,546
                                                                                     =======
Real estate acquired in satisfaction of debt                                     67                  67
Policy loans                                                                    833                 833
Derivative instruments                                                          171  $   166        166
                                                                                     =======
Limited partnership interests                                                 1,612               1,612
Other long-term investments                                                     853                 853
Short-term investments                                                          593  $   593        593
                                                                            -------  =======    -------
       Total investments                                                    $54,299             $56,277
                                                                            =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                                                                  PERCENTAGE
                                                 CEDED TO      ASSUMED            OF AMOUNT
                                      GROSS       OTHER       FROM OTHER   NET     ASSUMED
                                      AMOUNT  COMPANIES /(1)/ COMPANIES   AMOUNT    TO NET
($ IN MILLIONS)                      -------- --------------  ---------- -------- ----------
YEAR ENDED DECEMBER 31, 2011
Life insurance in force              $504,176    $221,372      $22,108   $304,912     7.3%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,072    $    610      $    72   $  1,534     4.7%
   Accident-health insurance              157         120           61         98    62.2%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,229    $    730      $   133   $  1,632     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2010
Life insurance in force              $507,645    $237,626      $22,879   $292,898     7.8%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,063    $    647      $    71   $  1,487     4.8%
   Accident-health insurance              167         129           58         96    60.4%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,230    $    776      $   129   $  1,583     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2009
Life insurance in force              $509,750    $251,894      $22,849   $280,705     8.1%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,039    $    669      $    71   $  1,441     4.9%
   Accident-health insurance              176         137           53         92    57.6%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,215    $    806      $   124   $  1,533     8.1%
                                     ========    ========      =======   ========

--------
/(1)/ No reinsurance or coinsurance income was netted against premium ceded in 2011, 2010 or 2009.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                                                 ADDITIONS
                                                             ------------------
                                                             CHARGED
                                                  BALANCE AT TO COSTS                       BALANCE
                                                  BEGINNING    AND      OTHER               AT END
($ IN MILLIONS)                                   OF PERIOD  EXPENSES ADDITIONS DEDUCTIONS OF PERIOD
DESCRIPTION                                       ---------- -------- --------- ---------- ---------
YEAR ENDED DECEMBER 31, 2011
Allowance for estimated losses on mortgage loans     $84       $ 33      $--      $  54       $63
YEAR ENDED DECEMBER 31, 2010
Allowance for estimated losses on mortgage loans     $94       $ 65      $--      $  75       $84
YEAR ENDED DECEMBER 31, 2009
Allowance for deferred tax assets                    $ 9       $137      $--      $(146)      $--
Allowance for estimated losses on mortgage loans       3         96       --          5        94

                                    PART C
                               OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

The financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and Allstate Financial Advisors Separate Account I are filed herewith in Part B of this Registration Statement.

(b) EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

(1)(b) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Glenbrook Life and Annuity Company Separate Account A and Glenbrook Life Multi-Manager Variable Account into Allstate Financial Advisors Separate Account I (Previously filed in the initial Form N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(2)     Not Applicable

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995).

(3)(b) Amended and Restated Principal Underwriting Agreement between Lincoln Benefit Life Company and Allstate Distributors, LLC (ALFS, Inc. merged with and into Allstate Distributors, LLC effective September 1, 2011) effective June 1, 2006. Incorporated herein by reference to
        Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-111553)

(3)(c) Form of Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, LLC & Lincoln Benefit Life Company. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-121693 and 811-09327) filed on April 14, 2011).

(3)(d) Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, LLC, Allstate Financial Services, LLC & Lincoln Benefit Life Company entered into on
        September 1, 2011. Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248)

(4)(a) Form of Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(4)(b) Enhanced Death and Income Benefit Combination Rider II (Incorporated herein by reference to Post-Effective Amendment No. 5 to Registration Statement (File No. 333-50879) dated July 5, 2000).

(4)(c) Death Benefit Amendatory Endorsement (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File
        No. 333-50879) dated April 26, 2002).

(4)(d) Form of Contract Endorsement (reflecting Allstate Life Insurance Company as issuer) (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(5) Form of Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Registrant's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No.1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996).

(9)(a) Opinion and Consent of General Counsel (Incorporated herein by reference to Post Effective Amendment No. 9 to Registration Statement (File No. 333-50879) dated April 26, 2002).

(9)(b) Opinion and Consent of Counsel Re: Legality (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(9)(c) Opinion and Consent of General Counsel Re: Legality. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-121693 and 811-09327) filed on April 24, 2009.)

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(13)(a) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 033-62203) dated April 1, 1997).

(13)(b) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement (File
        No. 333-50879) dated April 21, 2000).

(13)(c) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000).

(13)(d) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-50879) dated April 18, 2001).

(13)(e) Performance Data Calculations (Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement (File No. 333-50879) dated April 11, 2003).

(14)    Not Applicable.

(15) Letter re: unaudited interim financial information from Registered Public Accounting Firm (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(a) Merger Agreement and Articles of Merger between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Previously filed in the initial N-4 Registration Statement (File No. 333-121693) dated December 28, 2004).

(99)(b) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Matthew S. Easley, Judith P. Greffin, Mark R. LaNeve, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi, Thomas Joseph Wilson and Matthew E. Winter. (Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-121693 and 811-09327) filed on April 14, 2010).

(99)(c) Powers of attorney for Robert K. Becker, Mark A. Green and Joseph P. Lacher, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Form N-4 (File Nos. 333-141909 and 811-09327) filed on August 3, 2010.

(99)(d) Powers of attorney for Anurag Chandra and Steven E. Shebik. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-121693 and 811-09327) filed on April 14, 2011).

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, Allstate Life Insurance Company

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Anurag Chandra                          Director and Executive Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Susan L. Lees                           Director, Senior Vice President,
                                        General Counsel and Secretary

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Robert K. Becker                        Director and Senior Vice President

Richard C. Crist Jr.                    Senior Vice President and Chief
                                        Privacy Officer

Gregory J. Guidos                       Senior Vice President

D. Scott Harper                         Senior Vice President

Jess E. Merten                          Senior Vice President

Harry R. Miller                         Senior Vice President and Chief Risk
                                        Officer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Steven C. Verney                        Senior Vice President and Assistant
                                        Treasurer

Bill Borst                              Vice President

Errol Cramer                            Vice President and Appointed Actuary

Lawrence W. Dahl                        Vice President

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Michael S. Downing                      Vice President

Lisa J. Flanary                         Vice President

Angela K. Fontana                       Vice President and Chief Compliance
                                        Officer

Maribel V. Gerstner                     Vice President

Keith A. Hauschildt                     Vice President

Atif J. Ijaz                            Vice President

J. Wayne Kullman                        Vice President

P. John Rugel                           Vice President

Mary C. Springberg                      Vice President

Robert E. Transon                       Vice President

Timothy N. Vander Pas                   Vice President

Elliot A. Stultz                        Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

The principal business address of Mr. Bird is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 22, 2012 (File No. 001-11840).

27. NUMBER OF CONTRACT OWNERS

As of February 29, 2012, there were 3,892 contracts.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company ("Depositor") and Allstate Distributors, LLC ("Distributor"), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITER, ALLSTATE DISTRIBUTORS, LLC

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

(b)     DIRECTORS AND OFFICERS OF THE UNDERWRITER, ALLSTATE DISTRIBUTORS, LLC

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------

 Robert K. Becker                        Manager and Chairman of the Board

 Lisa J. Flanary                         Manager and President

 Susan L. Lees                           Manager and Assistant Secretary

 Timothy N. Vander Pas                   Manager

 Richard Eells                           Senior Vice President

 Stanley G. Shelley                      Senior Vice President

 Mark Sutton                             Senior Vice President

 Richard C. Crist Jr.                    Vice President and Chief Privacy
                                         Officer

 Sarah R. Donahue                        Vice President

 Maribel V. Gerstner                     Vice President

 D. Scott Harper                         Vice President and Assistant Treasurer

 Jeffrey J. McRae                        Vice President and Assistant Treasurer

 Allen R. Reed                           Vice President General Counsel and
                                         Secretary

 Mario Rizzo                             Vice President and Assistant Treasurer

 William D. Webb                         Vice President and Treasurer

 Dana Goldstein                          Chief Compliance Officer

 Mary J. McGinn                          Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c)Compensation of Allstate Distributors, LLC

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Distributor, Allstate Distributors, LLC is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 18th day of April, 2012.



                                         ALLSTATE FINANCIAL ADVISORS
                                             SEPARATE ACCOUNT I
                                                (REGISTRANT)

                         By:           ALLSTATE LIFE INSURANCE COMPANY

                         By:                  /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

                         By:           ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                              /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                 Senior Vice President, General Counsel and
                                                  Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 18th day of April, 2012.


*/DON CIVGIN         Director, President and Chief Executive Officer
-------------------- (Principal Executive Officer)
Don Civgin

*/JOHN C. PINTOZZI   Director, Senior Vice President and Chief Financial
-------------------- Officer
John C. Pintozzi     (Principal Financial Officer)

*/THOMAS J. WILSON   Director and Chairman of the Board
--------------------
Thomas J. Wilson

*/ROBERT K. BECKER   Director and Senior Vice President
--------------------
Robert K. Becker

*/DAVID A. BIRD      Director and Senior Vice President
--------------------
David A. Bird

*/ANURAG CHANDRA     Director and Executive Vice President
--------------------
Anurag Chandra

*/JUDITH P. GREFFIN  Director, Executive Vice President and Chief
-------------------- Investment Officer
Judith P. Greffin

/s/ SUSAN L. LEES    Director, Senior Vice President, General Counsel and
-------------------- Secretary
Susan L. Lees

*/SAMUEL H. PILCH    Director, Senior Group Vice President and Controller
-------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK   Director
--------------------
Steven E. Shebik

*/MATTHEW E. WINTER  Director
--------------------
Matthew E. Winter

*/ By: Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                                 EXHIBIT INDEX


Exhibit Description
------- ----------------------------------------------------------------------

  10    Consent of Independent Registered Public Accounting Firm.